UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Peter T. Fariel, Esq. BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 434-5801

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Form N-CSR Items — period ended 02/28/11

BofA Funds Series Trust

Item 1. Reports to Stockholders.

BofATM Funds

Semiannual Report

February 28, 2011

BofA California Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	8

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	20

Board Consideration and Re-Approval of Advisory Agreement	27

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA California Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating expense ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/10 – 02/28/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.70	1,023.80	0.99	1.00	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.20	1,023.31	1.49	1.51	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.21	1.59	1.61	0.32
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.11	1.69	1.71	0.34
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Institutional Class Shares	1,000.00	1,000.00	1,000.50	1,023.60	1.19	1.20	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA California Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds – 89.1%
	Par ($)	Value ($)
California – 83.1%
CA Alameda Public Financing Authority
Alameda Point,
Series 2003 A, LOC: Union Bank of California N.A., LOC: California State Teachers Retirement System 0.280% 12/01/33 (03/02/11) (a)(b)	1,900,000	1,900,000
CA Antelope Valley-East Kern Water Agency
Series 2008 A-2,
LOC: Wells Fargo Bank N.A. 0.200% 06/01/37 (03/03/11) (a)(b)	5,745,000	5,745,000
CA BB&T Municipal Trust
Anaheim California Public Financing Authority,
Series 2007, LOC: Branch Banking & Trust 0.290% 09/01/22 (03/03/11) (a)(b)	9,130,000	9,130,000
San Jose California Redevelopment Agency,
Series 2007, LOC: Branch Banking & Trust 0.290% 02/01/24 (03/03/11) (a)(b)	26,550,000	26,550,000
West Contra Costa California Unified School District,
Series 2007, LOC: Branch Banking & Trust 0.290% 02/01/22 (03/03/11) (a)(b)	13,140,000	13,140,000
CA Corona
Country Hills Apartments,
Series 1995 A, LIQ FAC: FHLMC 0.250% 02/01/25 (03/03/11) (a)(b)	5,755,000	5,755,000
CA Daly City Housing Development Finance Agency
Serramonte Ridge LLC,
Series 1999 A, DPCE: FNMA 0.250% 10/15/29 (03/03/11) (a)(b)	6,700,000	6,700,000
CA Department of Water Resources
Series 2009,
LIQ FAC: Morgan Stanley Bank 0.260% 12/01/28 (03/03/11) (a)(b)(c)	11,910,000	11,910,000

	Par ($)	Value ($)
CA Department Veteran Affairs
Series 2010, AMT,
LIQ FAC: Morgan Stanley Bank 0.300% 12/01/37 (03/03/11) (a)(b)(c)	5,910,000	5,910,000
CA Deutsche Bank Spears/Lifers Trust
Alta Loma California,
Series 2007, GTY AGMT: Deutsche Bank AG 0.300% 02/01/37 (03/03/11) (a)(b)	10,000,000	10,000,000
Chino Basin California Regional Financing Authority,
Series 2008, GTY AGMT: Deutsche Bank AG: 0.260% 11/01/38 (03/03/11) (a)(b)	8,095,000	8,095,000
0.260% 04/01/48 (03/03/11) (a)(b)(c)	3,585,000	3,585,000
El Camino California Hospital District,
Series 2007, GTY AGMT: Deutsche Bank AG 0.280% 08/01/29 (03/03/11) (a)(b)	10,000,000	10,000,000
Elk Grove California Finance Authority,
Series 2008, GTY AGMT: Deutsche Bank AG 0.260% 09/01/29 (03/03/11) (a)(b)	4,020,000	4,020,000
Golden State TOB Securization,
Series 2008, GTY AGMT: Deutsche Bank AG 0.260% 06/01/35 (03/03/11) (a)(b)	1,640,000	1,640,000
San Mateo County California Community College District,
Series 2007, GTY AGMT: Deutsche Bank AG 0.260% 09/01/36 (03/03/11) (a)(b)	20,000,000	20,000,000
CA Duarte Redevelopment Agency
Certificates of Participation:
Johnson Duarte Partners, Series 1984 B, LOC: General Electric Capital Corp.
0.230% 12/01/19 (03/03/11) (a)(b)	5,000,000	5,000,000
Piken Duarte Partners, Series 1984 A, LOC: General Electric Capital Corp. 0.230% 12/01/19 (03/03/11) (a)(b)	7,000,000	7,000,000

See Accompanying Notes to Financial Statements.

2

BofA California Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Eclipse Funding Trust
Solar Eclipse Los Angeles,
Series 2006, LOC: U.S. Bank N.A. 0.250% 10/01/34 (03/03/11) (a)(b)	10,530,000	10,530,000
CA Foothill-De Anza Community College District
Series 2007,
GTY AGMT: Wells Fargo Bank N.A. 0.250% 08/01/31 (03/03/11) (a)(b)	30,950,000	30,950,000
CA Fresno
Multi-Family Housing,
Wasatch Pool Holdings LLC, Stonepine Apartments, Series 2001 A, DPCE: FNMA 0.250% 02/15/31 (03/03/11) (a)(b)	5,095,000	5,095,000
CA Golden West Schools Financing Authority
Series 2005,
GTY AGMT: Dexia Credit Local 0.390% 09/01/24 (03/03/11) (a)(b)	5,580,000	5,580,000
CA Hayward Housing Authority
Huntwood Terrace Associates,
Series 1993, LOC: State Street Bank & Trust Co., 0.280% 03/01/27 (03/02/11) (a)(b)	1,600,000	1,600,000
CA Health Facilities Financing Authority
Adventist Health Systems West,
Series 2009 B, LOC: U.S. Bank N.A. 0.170% 09/01/38 (03/01/11) (a)(b)	15,455,000	15,455,000
CA Indio Multi-Family Housing Revenue
Series 1996 A,
DPCE: FNMA 0.250% 08/01/26 (03/03/11) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
California Academy Sciences,
Series 2008 A, LOC: U.S. Bank N.A. 0.170% 09/01/38 (03/01/11) (a)(b)	18,930,000	18,930,000

	Par ($)	Value ($)
Columbia College, Hollywood Project,
Series 2010, LOC: Rabobank N.A. 0.260% 10/01/40 (03/03/11) (a)(b)	5,240,000	5,240,000
Goodwill Industries Orange County,
Series 2006, LOC: Wells Fargo Bank N.A. 0.300% 03/01/31 (03/03/11) (a)(b)	1,625,000	1,625,000
San Francisco Ballet Association,
Series 2008, LOC: FHLB 0.350% 08/01/38 (03/01/11) (a)(b)	10,600,000	10,600,000
Traditional Baking, Inc.,
Series 2003, AMT, LOC: U.S. Bank N.A. 0.310% 08/01/28 (03/02/11) (a)(b)	1,645,000	1,645,000
CA Inland Valley Development Agency
Series 1997,
LOC: Union Bank of California
0.240% 03/01/27 (03/02/11) (a)(b)	410,000	410,000
CA Loma Linda Hospital Revenue
Loma Linda University Medical Center,
Series 2007 B-1, LOC: Union Bank of California 0.250% 12/01/37 (03/03/11) (a)(b)	28,685,000	28,685,000
CA Los Angeles Community Redevelopment Agency
Views at 270 LP,
Series 2003 A, AMT, LOC: Citibank N.A. 0.300% 09/01/19 (03/03/11) (a)(b)	1,585,900	1,585,900
CA Los Angeles
Tax & Revenue Anticipation Notes,
Series 2010, 2.000% 06/30/11	27,275,000	27,387,072
CA Manteca Redevelopment Agency
Series 2005,
LOC: State Street Bank & Trust Co. 0.220% 10/01/42 (03/01/11) (a)(b)	1,200,000	1,200,000

See Accompanying Notes to Financial Statements.

3

BofA California Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Metropolitan Water District of Southern California
Series 2009 A-2,
0.260% 07/01/30 (03/03/11) (b)(d)	15,000,000	15,000,000
CA Monterey Peninsula Water Management District
Wastewater Reclamation Project,
Series 1992, LOC: Wells Fargo Bank N.A. 0.300% 07/01/22 (03/01/11) (a)(b)	2,390,000	2,390,000
CA Municipal Finance Authority
Gideon Hausner Jewish Day,
Series 2008, LOC: U.S. Bank N.A. 0.300% 07/01/38 (03/03/11) (a)(b)	1,645,000	1,645,000
CA Oakland Redevelopment Agency
Multi-Family Housing,
Series 2005, AMT, LIQ FAC: FHLMC 0.350% 10/01/50 (03/03/11) (a)(b)	20,000,000	20,000,000
CA Oakland-Alameda County Coliseum Authority
Coliseum Project,
Series 2000 C-1, LOC: Bank of New York, LOC: California State Teachers Retirement System 0.250% 02/01/25 (03/02/11) (a)(b)	9,600,000	9,600,000
CA Orange County
Tax & Revenue Anticipation Note,
Series 2010 A, 2.000% 05/13/11	10,000,000	10,032,711
CA Otay Water District
Series 1996,
LOC: Landesbank Hessen-Thüringen 0.280% 09/01/26 (03/02/11) (a)(b)	1,000,000	1,000,000
CA Oxnard Financing Authority
Series 2008 A,
LOC: Societe Generale 0.260% 06/01/34 (03/03/11) (a)(b)	9,710,000	9,710,000

	Par ($)	Value ($)
CA Pittsburg Redevelopment Agency
Los Medanos Community,
Series 2004 A, LOC: State Street Bank & Trust Co., LOC: California State Teachers Retirement System 0.220% 09/01/35 (03/01/11) (a)(b)	44,260,000	44,260,000
CA Puttable Floating Option Tax-Exempt Receipts
California Statewide Communities MFH P-Floats-MT-387,
Series 2007, AMT, LIQ FAC: FHLMC 0.350% 12/01/46 (03/03/11) (a)(b)	19,480,000	19,480,000
Los Angeles County California Housing Authority MFH Diamond Park Apartments,
Series 2007, AMT, LIQ FAC: FHLMC 0.350% 10/01/31 (03/03/11) (a)(b)	15,065,000	15,065,000
P-Floats-PT-4094,
Series 2007, GTY AGMT: Dexia Credit Local 0.390% 02/01/18 (03/03/11) (a)(b)	5,585,000	5,585,000
P-Floats-PT-4166,
Series 2007, LOC: Dexia Credit Local 0.390% 03/01/16 (03/03/11) (a)(b)	13,200,000	13,200,000
P-Floats-PT-4574,
Series 2008, AMT, GTY AGMT: FHLMC 0.350% 05/01/44 (03/03/11) (a)(b)	12,090,000	12,090,000
Sacramento County,
Series 2007, Insured: FGIC, GTY AGMT: Dexia Credit Local 0.390% 12/01/35 (03/03/11) (a)(b)	10,300,000	10,300,000
CA Sacramento County Sanitation District Financing Authority
Series 2008 A,
LOC: Societe Generale: 0.260% 12/01/35 (03/03/11) (a)(b)	14,800,000	14,800,000
0.260% 12/01/35 (03/03/11) (a)(b)(c)	2,500,000	2,500,000

See Accompanying Notes to Financial Statements.

4

BofA California Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Sacramento Suburban Water District
Series 2009 A,
LOC: Sumitomo Mitsui Banking 0.230% 11/01/34 (03/02/11) (a)(b)	5,000,000	5,000,000
CA San Bernardino County Housing Authority
Multi-Family Housing:
Indian Knoll Apartments, Series 1985 A, GTY AGMT: Household Finance Corp., DPCE: FNMA 0.260% 05/15/31 (03/01/11) (a)(b)	3,850,000	3,850,000
Reche Canyon Apartments,
Series 1985 B, GTY AGMT: Household Finance Corp., DPCE: FNMA 0.260% 05/15/30 (03/01/11) (a)(b)	3,500,000	3,500,000
CA San Francisco City & County Redevelopment Agency
Hunters Point,
Series 2005 A, LOC: JPMorgan Chase & Co. 0.300% 08/01/36 (03/03/11) (a)(b)	1,500,000	1,500,000
South Harbor Project,
Series 1986, LOC: Dexia Credit Local 0.590% 12/01/16 (03/01/11) (a)(b)	5,000,000	5,000,000
CA San Francisco
Certificates of Participation,
Series 2007, GTY AGMT: Wells Fargo Bank N.A. 0.310% 09/01/31 (03/03/11) (a)(b)	13,285,000	13,285,000
Series 2008 34G,
LOC: Goldman Sachs 0.260% 12/01/18 (03/03/11) (a)(b)	6,000,000	6,000,000
CA San Mateo County Housing Authority
Pacific Oaks Apartments,
Series 1987 A, AMT, LOC:Wells Fargo Bank N.A. 0.370% 07/01/17 (03/02/11) (a)(b)	3,600,000	3,600,000

	Par ($)	Value ($)
CA San Mateo Joint Powers Financing Authority
Public Safety Project,
Series 2007 A, LOC: Wells Fargo Bank N.A. 0.280% 04/01/39 (03/03/11) (a)(b)	15,705,000	15,705,000
CA San Pablo Redevelopment Agency
Tax Allocation,
Series 2006, Insured: AMBAC, LOC: Union Bank of California 0.220% 12/01/32 (03/01/11) (a)(b)	990,000	990,000
CA Statewide Communities Development Authority
Kaiser Permanente:
0.350% 04/07/11 22,865,000 22,865,000 0.380% 07/15/11	20,000,000	20,000,000
NMS Broadway LP,
Series 2010 A, LOC: East West Bank, LOC: FHLB 0.260% 04/01/50 (03/03/11) (a)(b)	4,800,000	4,800,000
Packaging Innovators Corp.,
Series 1994 A, AMT, LOC: Wells Fargo Bank N.A. 0.350% 06/01/19 (03/02/11) (a)(b)	1,210,000	1,210,000
Plan Nine Partners LLC,
Series 2005 A, LOC: Union Bank of California 0.320% 02/01/35 (03/03/11) (a)(b)	13,415,000	13,415,000
Series 2010,
SPA: Royal Bank of Canada 0.250% 11/01/40 (03/03/11) (a)(b)	30,000,000	30,000,000
CA State
Series 2004,
GTY AGMT: Dexia Credit Local 0.390% 04/01/17 (03/03/11) (a)(b)	5,970,000	5,970,000
Series 2005,
GTY AGMT: Dexia Credit Local 0.390% 02/01/25 (03/03/11) (a)(b)	10,340,000	10,340,000

See Accompanying Notes to Financial Statements.

5

BofA California Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008,
LOC: Dexia Credit Local 0.350% 08/01/27 (03/03/11) (a)(b)	26,425,000	26,425,000
CA Sunnyvale
Government Center Site,
Series 2009 A, LOC: Union Bank N.A. 0.270% 04/01/31 (03/03/11) (a)(b)	9,680,000	9,680,000
CA Tahoe Forest Hospital District
Series 2002,
LOC: U.S. Bank N.A. 0.220% 07/01/33 (03/01/11) (a)(b)	2,160,000	2,160,000
CA Union City
Multi-Family Housing,
Series 2007, GTY AGMT: Goldman Sachs 0.260% 12/15/26 (03/03/11) (a)(b)	10,970,000	10,970,000
CA West Hills Community College District
Series 2008,
LOC: Union Bank N.A. 0.280% 07/01/33 (03/02/11) (a)(b)	15,025,000	15,025,000
California Total		766,195,683
Puerto Rico – 6.0%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2008 627A,
GTY AGMT: Deutsche Bank AG 0.260% 08/01/54 (03/03/11) (a)(b)	743,000	743,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998 A,
LOC: Bank of Nova Scotia 0.230% 07/01/28 (03/02/11) (a)(b)	24,480,000	24,480,000
PR Commonwealth Highway & Transportation Authority,
Series 2007, LOC: Branch Banking & Trust 0.270% 01/01/28 (03/03/11) (a)(b)	12,105,000	12,105,000

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2001 A,
Pre-refunded 08/01/11, 5.000% 08/01/29	5,000,000	5,096,959
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
Series 2007,
GTY AGMT: Dexia Credit Local 0.420% 08/01/42 (03/03/11) (a)(b)	3,750,000	3,750,000
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
Series 2009 B,
Pre-refunded 08/01/11, 5.000% 08/01/39 (08/01/11) (b)(d)	6,000,000	6,118,647
PR Commonwealth of Puerto Rico
Series 2001,
Pre-refunded 07/01/11, 5.250% 07/01/27	2,795,000	2,841,611
Puerto Rico Total		55,135,217
Total Municipal Bonds (cost of $821,330,900)		821,330,900
Closed-End Investment Companies – 9.5%
California – 9.5%
CA Nuveen Insured Premium Income Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Deutsche Bank A.G. 0.430% 03/01/40 (03/03/11) (a)(b)(c)	16,200,000	16,200,000
CA Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.510% 12/01/40 (03/03/11) (a)(b)(c)	11,600,000	11,600,000
CA Nuveen Performance Plus Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.510% 12/01/40 (03/03/11) (a)(b)	10,000,000	10,000,000
CA Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A.
0.510% 08/01/40 (03/03/11) (a)(b)(c)	15,000,000	15,000,000

See Accompanying Notes to Financial Statements.

6

BofA California Tax-Exempt Reserves

February 28, 2011 (Unaudited)

	Par ($)	Value ($)
CA Nuveen Select Quality Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.510% 08/01/40 (03/03/11) (a)(b)(c)	34,900,000	34,900,000
California Total		87,700,000
Total Closed-End Investment Companies (cost of $87,700,000)		87,700,000
Short-Term Obligation – 0.4%
Variable Rate Demand Note – 0.4%
FHLMC Multi-Family VRD Certificates
AMT,
0.320% 11/15/34 (03/03/11) (b)(d)	4,180,748	4,180,748
Variable Rate Demand Note Total		4,180,748
Total Short-Term Obligation (cost of $4,180,748)		4,180,748
Total Investments – 99.0% (cost of $913,211,648) (e)		913,211,648
Other Assets & Liabilities, Net – 1.0%		9,038,008
Net Assets – 100.0%		922,249,656

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2011.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, these securities, which are not illiquid, amounted to $101,605,000 or 11.0% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at February 28, 2011.

(e)  Cost for federal income tax purposes is $913,211,648.

The following table summarizes the inputs used, as of February 28, 2011, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$821,330,900	$—	$821,330,900
Total Closed-End Investment Companies	—	87,700,000	—	87,700,000
Total Short-Term Obligation	—	4,180,748	—	4,180,748
Total Investments	$—	$913,211,648	$—	$913,211,648

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund had no transfers between Levels1 and 2 during the period ended February 28, 2011.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2011, the asset allocation of the fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	89.1
Closed-End Investment Companies	9.5
98.6
Short-Term Obligation	0.4
Other Assets & Liabilities, Net	1.0
100.0

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

DPCE	Direct Pay Credit Enhancement

FGIC	Financial Guaranty Insurance Co.

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

TOB	Tender Option Bond

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities – BofA California Tax-Exempt Reserves
February 28, 2011 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	913,211,648
	Cash	298
	Receivable for:
	Investments sold	9,200,000
	Interest	972,809
	Expense reimbursement due from investment advisor	29,732
	Prepaid expenses	21,079
	Total Assets	923,435,566
Liabilities	Payable for:
	Investments purchased	814,603
	Distributions	23,453
	Investment advisory fee	108,468
	Administration fee	17,262
	Pricing and bookkeeping fees	26,543
	Transfer agent fee	15,042
	Trustees' fees	57,134
	Custody fee	5,450
	Reports to shareholder fee	49,394
	Distribution and service fees	20,302
	Shareholder administration fee	31,601
	Chief compliance officer expenses	1,377
	Other liabilities	15,281
	Total Liabilities	1,185,910
	Net Assets	922,249,656
Net Assets Consist of	Paid-in capital	922,503,409
	Undistributed net investment income	696,858
	Accumulated net realized loss	(950,611)
	Net Assets	922,249,656

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities (continued) – BofA California Tax-Exempt Reserves
February 28, 2011 (Unaudited)

Capital Class Shares	Net assets	$206,989,769
	Shares outstanding	207,000,575
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$322,229,948
	Shares outstanding	322,246,922
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$700,867
	Shares outstanding	700,903
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$106,039,227
	Shares outstanding	106,044,766
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$4,465,009
	Shares outstanding	4,465,249
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$85,998,845
	Shares outstanding	86,003,384
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$195,825,991
	Shares outstanding	195,836,185
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

9

Statement of Operations – BofA California Tax-Exempt Reserves
For the Six Months Ended February 28, 2011 (Unaudited)

		($)
Investment Income	Interest	1,701,903
Expenses	Investment advisory fee	762,711
	Administration fee	438,474
	Distribution fee:
	Investor Class Shares	2,314
	Daily Class Shares	277,754
	Service fee:
	Liquidity Class Shares	265
	Adviser Class Shares	189,003
	Investor Class Shares	5,785
	Daily Class Shares	198,396
	Shareholder administration fee:
	Trust Class Shares	155,085
	Institutional Class Shares	44,336
	Pricing and bookkeeping fees	100,146
	Transfer agent fee	18,658
	Trustees' fees	17,584
	Custody fee	10,754
	Chief compliance officer expenses	4,647
	Other expenses	149,586
	Total Expenses	2,375,498
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(485,518)
	Fees waived by distributor:
	Trust Class Shares	(2,013)
	Liquidity Class Shares	(34)
	Adviser Class Shares	(87,524)
	Investor Class Shares	(4,969)
	Daily Class Shares	(369,889)
	Fees waived by shareholder service provider—Liquidity Class Shares	(106)
	Expense reductions	(92)
	Net Expenses	1,425,353
	Net Investment Income	276,550
	Net realized gain on investments	69,729
	Net Increase Resulting from Operations	346,279

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – BofA California Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2011 ($)	Year Ended August 31, 2010 ($)
Operations	Net investment income	276,550	984,967
	Net realized gain on investments	69,729	368,838
	Net increase resulting from operations	346,279	1,353,805
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(113,670)	(372,250)
	Trust Class Shares	(56,891)	(200,154)
	Liquidity Class Shares	—	(14)
	Adviser Class Shares	—	(930)
	Institutional Class Shares	(105,773)	(411,835)
	Total distributions to shareholders	(276,334)	(985,183)
	Net Capital Stock Transactions	(345,056,217)	(1,677,387,496)
	Total decrease in net assets	(344,986,272)	(1,677,018,874)
Net Assets	Beginning of period	1,267,235,928	2,944,254,802
	End of period	922,249,656	1,267,235,928
	Undistributed net investment income at end of period	696,858	696,642

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets (continued) – BofA California Tax-Exempt Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	337,787,306	337,787,306	687,307,287	687,307,287
Distributions reinvested	66,822	66,822	250,428	250,427
Redemptions	(324,861,420)	(324,861,420)	(860,060,637)	(860,060,637)
Net increase (decrease)	12,992,708	12,992,708	(172,502,922)	(172,502,923)
Trust Class Shares
Subscriptions	239,603,050	239,603,050	486,529,826	486,529,826
Distributions reinvested	1,287	1,287	6,204	6,204
Redemptions	(229,079,804)	(229,079,803)	(760,807,496)	(760,807,496)
Net increase (decrease)	10,524,533	10,524,534	(274,271,466)	(274,271,466)
Liquidity Class Shares
Subscriptions	700,000	700,000	—	—
Distributions reinvested	—	—	10	10
Redemptions	—	—	(476,999)	(476,999)
Net increase (decrease)	700,000	700,000	(476,989)	(476,989)
Adviser Class Shares
Subscriptions	69,193,268	69,193,268	450,410,930	450,410,930
Distributions reinvested	—	—	929	929
Redemptions	(181,011,669)	(181,011,669)	(541,797,001)	(541,797,001)
Net decrease	(111,818,401)	(111,818,401)	(91,385,142)	(91,385,142)
Investor Class Shares
Subscriptions	3,300,013	3,300,013	430,734,009	430,734,009
Redemptions	(4,013,527)	(4,013,527)	(614,489,728)	(614,489,728)
Net decrease	(713,514)	(713,514)	(183,755,719)	(183,755,719)
Daily Class Shares
Subscriptions	60,591,112	60,591,112	637,297,786	637,297,787
Redemptions	(247,806,938)	(247,806,939)	(1,409,860,728)	(1,409,860,729)
Net decrease	(187,215,826)	(187,215,827)	(772,562,942)	(772,562,942)
Institutional Class Shares
Subscriptions	52,157,530	52,157,530	517,135,750	517,135,750
Distributions reinvested	2,719	2,719	398,282	398,283
Redemptions	(121,685,966)	(121,685,966)	(699,966,348)	(699,966,348)
Net decrease	(69,525,717)	(69,525,717)	(182,432,316)	(182,432,315)

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	(d)	0.0014	0.0100	0.0242	0.0340	0.0139		0.0250
Less Distributions to Shareholders:
From net investment income	(0.001	)(d)	(0.0014)	(0.0100)	(0.0242)	(0.0340)	(0.0139)		(0.0250)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.07	%(g)	0.14%	1.00%	2.45%	3.45%	1.40	%(g)	2.53%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.20	%(i)	0.20%	0.24%	0.20%	0.20%	0.20	%(i)	0.20%
Waiver/Reimbursement	0.10	%(i)	0.08%	0.05%	0.05%	0.06%	0.06	%(i)	0.06%
Net investment income (h)	0.13	%(i)	0.14%	1.13%	2.37%	3.40%	3.32	%(i)	2.59%
Net assets, end of period (000s)	$206,990		$193,989	$366,450	$857,425	$557,296	$509,181		$431,530

(a)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(j)	0.0005	0.0090	0.0232	0.0330	0.0135		0.0240
Less Distributions to Shareholders:
From net investment income	—	(d)(j)	(0.0005)	(0.0090)	(0.0232)	(0.0330)	(0.0135)		(0.0240)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.02	%(g)	0.05%	0.90%	2.35%	3.35%	1.36	%(g)	2.42%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.30	%(i)	0.30%	0.34%	0.30%	0.30%	0.30	%(i)	0.30%
Waiver/Reimbursement	0.10	%(i)	0.08%	0.05%	0.05%	0.06%	0.06	%(i)	0.06%
Net investment income (h)	0.04	%(i)	0.05%	0.96%	2.23%	3.30%	3.22	%(i)	2.41%
Net assets, end of period (000s)	$322,230		$311,692	$585,899	$761,991	$525,007	$517,340		$470,430

(a)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Rounds to less than $0.001 per share.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2011		2010 (a)(b)	2009		2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	0.0002	0.0085		0.0227	0.0325	0.0133		0.0235
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	(0.0002)	(0.0085)		(0.0227)	(0.0325)	(0.0133)		(0.0235)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01%	0.85	%(j)	2.30%	3.30%	1.34	%(h)	2.37%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.32	%(l)	0.33%	0.39%		0.35%	0.35%	0.35	%(l)	0.35%
Waiver/Reimbursement	0.23	%(l)	0.20%	0.15%		0.15%	0.16%	0.16	%(l)	0.16%
Net investment income (k)	—	%(i)(l)	0.02%	1.79	%(j)	2.41%	3.27%	3.17	%(l)	2.39%
Net assets, end of period (000s)	$701		$1	$478		$33,242	$66,038	$27,557		$35,797

(a)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2011		2010 (a)(b)		2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income (loss)	—	(d)(e)	—	(f)	0.0076	0.0217	0.0315	0.0129		0.0225
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	—	(f)	(0.0076)	(0.0217)	(0.0315)	(0.0129)		(0.0225)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (g)(h)	0.00	%(i)	0.00	%(j)	0.76%	2.20%	3.19%	1.30	%(i)	2.27%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.33	%(l)	0.35%		0.48%	0.45%	0.45%	0.45	%(l)	0.45%
Waiver/Reimbursement	0.22	%(l)	0.18%		0.06%	0.05%	0.06%	0.06	%(l)	0.06%
Net investment income (k)	—	%(j)(l)	—	%(j)	0.88%	2.09%	3.15%	3.08	%(l)	2.19%
Net assets, end of period (000s)	$106,039		$217,843		$309,195	$674,000	$498,926	$376,973		$260,633

(a)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(i)	—	0.0068	0.0207	0.0305	0.0125		0.0215
Less Distributions to Shareholders:
From net investment income	—	(i)	—	(0.0068)	(0.0207)	(0.0305)	(0.0125)		(0.0215)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.00	%(f)	0.00%	0.68%	2.09%	3.09%	1.25	%(f)	2.17%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.34	%(h)	0.35%	0.56%	0.55%	0.55%	0.55	%(h)	0.55%
Waiver/Reimbursement	0.31	%(h)	0.28%	0.08%	0.05%	0.06%	0.06	%(h)	0.06%
Net investment income (g)	—		—	0.77%	2.08%	3.05%	2.98	%(h)	2.13%
Net assets, end of period (000s)	$4,465		$5,178	$188,904	$262,145	$289,499	$205,499		$225,846

(a)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(i)(j)	—	0.0054	0.0182	0.0280	0.0114		0.0190
Less Distributions to Shareholders:
From net investment income	—	(i)(j)	—	(0.0054)	(0.0182)	(0.0280)	(0.0114)		(0.0190)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.00	%(f)	0.00%	0.54%	1.84%	2.84%	1.15	%(f)	1.91%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.33	%(h)	0.35%	0.73%	0.80%	0.80%	0.80	%(h)	0.80%
Waiver/Reimbursement	0.57	%(h)	0.53%	0.16%	0.05%	0.06%	0.06	%(h)	0.06%
Net investment income (g)	—	%(h)(k)	—	0.62%	1.76%	2.80%	2.73	%(h)	1.94%
Net assets, end of period (000s)	$85,999		$273,194	$1,045,609	$1,772,303	$1,538,428	$1,394,667		$1,357,176

(a)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(j)  Rounds to less than $0.001 per share.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	(d)	0.0010	0.0096	0.0238	0.0336	0.0138		0.0246
Less Distributions to Shareholders:
From net investment income	(0.001	)(d)	(0.0010)	(0.0096)	(0.0238)	(0.0336)	(0.0138)		(0.0246)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.05	%(g)	0.10%	0.96%	2.41%	3.41%	1.39	%(g)	2.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.24	%(i)	0.24%	0.28%	0.24%	0.24%	0.24	%(i)	0.24%
Waiver/Reimbursement	0.10	%(i)	0.08%	0.05%	0.05%	0.06%	0.06	%(i)	0.06%
Net investment income (h)	0.10	%(i)	0.10%	1.04%	2.28%	3.34%	3.28	%(i)	2.63%
Net assets, end of period (000s)	$195,826		$265,338	$447,721	$942,240	$540,951	$688,499		$660,513

(a)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – BofA California Tax-Exempt Reserves
February 28, 2011 (Unaudited)

Note 1. Organization

BofA California Tax-Exempt Reserves (the "Fund") a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, and Institutional Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – prices determined using quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the "amendment"), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to

20

BofA California Tax-Exempt Reserves, February 28, 2011 (Unaudited)

disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. For the six month period ended February 28, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which became effective for interim and annual periods beginning after December 15, 2010.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for

21

BofA California Tax-Exempt Reserves, February 28, 2011 (Unaudited)

distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2010 was as follows:

Distributions paid from	August 31, 2010
Tax-Exempt Income	$985,063
Ordinary Income*	120

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2018	$1,020,340

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2011 There is no guarantee that this expense limitation will continue after December 31, 2011.

For the six month period ended February 28, 2011, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a Sub-Administration Agreement. BofA pays State Street a fee for all services received under this Agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement")

22

BofA California Tax-Exempt Reserves, February 28, 2011 (Unaudited)

with State Street Bank and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Prior to May 1, 2010, the Trust had entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with BofA. Under the Services Agreement, BofA provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed BofA for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by BofA in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing, and the services that were provided thereunder are covered under an amended and restated administration agreement with BofA.

Transfer Agent Fee

Prior to May 1, 2010, Columbia Management Services, Inc. (the "Former Transfer Agent"), an affiliate of BofA Global Capital Management and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and had contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Effective January 1, 2010, the Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees),calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Fund.

The Former Transfer Agent was also entitled to retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Fund. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Effective May 1, 2010, Boston Financial Data Services, Inc. (the "Current Transfer Agent") acts as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Current Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class and Daily Class shares of the Fund. The Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Daily Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred

23

BofA California Tax-Exempt Reserves, February 28, 2011 (Unaudited)

pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2011 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2011.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2011 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2011.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

24

BofA California Tax-Exempt Reserves, February 28, 2011 (Unaudited)

At February 28, 2011, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the period
2014	2013	2012	2011	recovery	ended 2/28/11
$485,518	$1,486,821	$2,336,606	$2,513,573	$6,822,518	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year. Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations.

The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

On February 28, 2011, the Board of Trustees voted to terminate the deferred compensation plans with a distribution of balances owed to be paid at a later date.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2011, these custody credits reduced total expenses by $92 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six month period ended February 28, 2011, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of February 28, 2011, 98.7% of the Fund's shares outstanding were beneficially owned by two participants account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 28, 2011, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

25

BofA California Tax-Exempt Reserves, February 28, 2011 (Unaudited)

Note 8. Significant Risks and Contingencies

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at February 28, 2011, invested in debt obligations issued by California and its political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governanc`e measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

26

Board Consideration and Re-Approval of Investment Advisory Agreements

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Reserves, BofA Government Plus Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 4, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). The Fee Consultant's role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms' length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant's report is available at www.bofacapital.com.

In preparation for the November meeting, the Board met in September for review and discussion of the materials described below. The Board also met in June to discuss each Fund's performance, including its overall portfolio management, with the Fund's investment team. In addition to these meetings, the Board receives performance and other reports at its quarterly meetings. During this period, the Board's Contracts Review Committee also met to assist the Board in preparation for the November meeting. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on behalf of the Trustees were also made available to the Board. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. The most recent investment adviser registration form for BoAA was made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and legal compliance programs of the Funds and BoAA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

The Board evaluated the ability of BoAA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

27

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds to BoAA for investment advisory services (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board also received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in each Fund's respective Peer Group (as defined below). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses was fully utilized. The Board noted that these arrangements were voluntary and could be modified by the Distributor and/or BoAA at any time. The Board also considered the purchase of certain assets held by some of the Funds by an affiliate of BoAA and a capital support program that had been implemented to enhance certain Fund's "shadow" net asset values, which benefitted Fund shareholders. The Board noted that such efforts, as with the voluntary fee waivers and expense reimbursements undertaken by BoAA and the Distributor, were voluntary and may not be repeated at any future time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined by Lipper Inc. ("Lipper") to be most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market funds. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund's one- and three-year performance compared to Actual Management Rates; and (ii) each Fund's one- and three-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Fund Performance. The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as to each Fund's benchmark index. The Board also considered information regarding how BoAA and its affiliates analyze and manage potential risks. The Board noted that the Funds' generally underperformed their peers in the more recent periods, but considered that BoAA's overall investment approach emphasizes liquidity and capital preservation.

28

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that BoAA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board also considered information from management regarding the impact of decreases in overall Fund assets on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including separate accounts, institutional investors and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other BoAA clients, based on information provided by BoAA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding any "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board concluded that any such benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from BoAA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receive from BoAA and its affiliates throughout the year. In this regard, the Board, including through its Committees, reviews reports of BoAA at each of the quarterly meetings, which include, among other things, Fund performance reports and presentations relating to such reports. In addition, the Board confers with the Funds' investment personnel at various times throughout the year.

Fund-Specific Considerations for Certain "Review" Funds. The Board reviewed the above-referenced information for each Fund. For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios, and/or performance information relative to a Fund's Peer Group and/or Universe.

BofA California Tax-Exempt Reserves—The Board engaged in further review of BofA California Tax-Exempt Reserves because its Actual Management Rate was above the median range of its Peer Group and its performance over a one-year period was below the median range of its Peer Group. However, the Board noted the Fund's positive performance over other periods and the Fund's total expenses relative to its Peer Group.

For each "Review" Fund, the Board noted other factors such as the Fund's expense cap and waiver arrangements and BoAA's emphasis on liquidity and capital preservation. The Board also noted the implementation of changes to BoAA's cash management platform throughout 2009-2010. Taking into account these matters and other factors considered, the Board

29

concluded that each Fund's Actual Management Rate, total expenses and performance were acceptable.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

30

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA California Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended February 28 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Beginning on May 1, 2010, the Columbia money market funds were renamed BofA funds and their distributor, Columbia Management Distributors, Inc. was renamed BofA Distributors, Inc.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

FIRST-CLASS MAIL
U.S. POSTAGE

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DST OUTPUT

BofA California Tax-Exempt Reserves

Semiannual Report, February 28, 2011

© 2011 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-44/114704-0211 (04/11) 11-X3G0N4

BofATM Funds

Semiannual Report

February 28, 2011

BofA Cash Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	11

Statement of Operations	13

Statement of Changes in Net Assets	14

Financial Highlights	17

Notes to Financial Statements	29

Board Consideration and Re-Approval of Advisory Agreement	38

Important Information About This Report	41

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Cash Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating expense ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/10 – 02/28/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.60	1,023.80	0.99	1.00	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.20	1,023.31	1.49	1.51	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.11	1.69	1.71	0.34
Class A Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Class B Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Class C Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Class Z Shares	1,000.00	1,000.00	1,000.70	1,023.80	0.99	1.00	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.40	1,023.60	1.19	1.20	0.24
Marsico Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Cash Reserves

February 28, 2011 (Unaudited)

Certificates of Deposit – 33.4%
	Par ($)	Value ($)
Bank of Montreal
0.350% 06/15/11	25,000,000	25,000,000
Bank of Nova Scotia
0.350% 06/20/11	49,000,000	49,000,000
0.350% 06/27/11	154,000,000	154,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
0.300% 03/14/11	71,000,000	71,000,000
0.310% 03/28/11	260,000,000	260,000,000
0.310% 03/29/11	74,000,000	74,000,000
Barclays Bank PLC
0.344% 08/11/11 (03/11/11) (a)(b)	300,000,000	300,000,000
0.370% 03/28/11	75,000,000	75,000,000
BNP Paribas
0.430% 03/07/11	164,200,000	164,200,000
0.430% 03/14/11	88,500,000	88,500,000
0.430% 03/21/11	204,700,000	204,700,000
0.440% 03/14/11	31,000,000	31,000,000
Caisse des Dépôts et Consignations
0.340% 05/09/11	6,000,000	6,000,000
0.440% 03/10/11	118,000,000	118,000,000
CIC London
0.450% 03/01/11	123,000,000	123,000,000
Credit Agricole CIB/NY
0.350% 03/01/11	270,000,000	270,000,000
Credit Industriel et Commercial
0.400% 05/17/11	133,000,000	133,000,000
0.455% 03/01/11	214,000,000	214,000,000
National Australia Bank Ltd.
0.315% 05/12/11	88,000,000	87,993,841
0.385% 06/07/11	49,000,000	49,000,666
0.425% 06/01/11	99,000,000	99,001,262
Natixis NY
0.400% 05/02/11	56,000,000	56,000,000
0.410% 05/03/11	33,000,000	32,999,999
0.420% 04/01/11	122,000,000	122,000,000
0.420% 05/02/11	95,463,000	95,463,000
Nordea Bank Finland PLC
0.360% 05/31/11	98,000,000	98,000,000
Rabobank
0.370% 08/08/11	63,000,000	63,000,000
Royal Bank of Canada
0.310% 03/07/11	25,000,000	25,000,000

	Par ($)	Value ($)
Societe Generale
0.370% 05/09/11	128,100,000	128,100,000
0.390% 05/02/11	89,300,000	89,301,536
Sumitomo Mitsui Banking Corp./NY
0.300% 04/05/11	95,000,000	95,000,000
0.300% 04/06/11	52,000,000	52,000,000
0.300% 04/07/11	25,000,000	25,000,000
0.300% 04/13/11	45,000,000	45,000,000
0.300% 05/10/11	22,200,000	22,200,000
0.300% 06/06/11	214,000,000	214,000,000
Svenska Handlsbanken
0.280% 03/09/11	6,000,000	6,000,000
0.280% 03/10/11	27,400,000	27,399,863
0.300% 04/13/11	25,000,000	25,000,296
0.385% 06/06/11	10,000,000	10,000,134
Toronto-Dominion
0.280% 03/21/11	54,400,000	54,400,000
0.350% 07/11/11	25,000,000	25,000,000
UBS AG/Stamford CT
0.360% 04/07/11	25,000,000	25,000,000
0.362% 08/23/11 (03/23/11) (a)(b)	300,200,000	300,200,000
0.405% 07/11/11	155,000,000	155,000,000
0.425% 07/01/11	140,460,000	140,460,000
0.430% 07/12/11	40,000,000	40,000,000
0.470% 07/29/11	47,000,000	47,005,837
0.530% 06/30/11	35,000,000	35,009,329
Westpac Banking Corp./NY
0.350% 07/01/11	83,640,000	83,640,000
Total Certificates of Deposit (cost of $4,733,575,763)		4,733,575,763
Commercial Paper (c) – 31.5%
Argento Variable Funding Co. LLC
0.320% 05/03/11 (d)	47,600,000	47,573,344
0.320% 05/04/11 (d)	19,400,000	19,388,964
BNZ International Funding Ltd.
0.300% 05/03/11 (d)	37,000,000	36,980,575
0.310% 04/12/11 (d)	47,000,000	46,983,002
0.360% 05/24/11 (d)	50,000,000	49,958,000
0.400% 07/12/11 (d)	22,000,000	21,967,489
0.400% 08/03/11 (d)	37,000,000	36,936,278
0.400% 09/02/11 (d)	69,900,000	69,757,093
BPCE
0.390% 04/26/11 (d)	105,000,000	104,936,300
Coca-Cola Co.
0.220% 03/16/11 (d)	18,850,000	18,848,272

See Accompanying Notes to Financial Statements.

2

BofA Cash Reserves

February 28, 2011 (Unaudited)

Commercial Paper (c) (continued)
	Par ($)	Value ($)
Commonwealth Bank of Australia
0.350% 06/10/11 (d)	46,300,000	46,254,536
0.370% 06/15/11 (d)	13,000,000	12,985,837
0.380% 06/14/11 (d)	30,100,000	30,066,639
ENI Coordination Center SA
0.420% 04/26/11 (d)	29,000,000	28,981,053
0.425% 04/19/11 (d)	25,000,000	24,985,538
ENI Finance USA, Inc.
0.400% 04/28/11 (d)	3,000,000	2,998,067
0.405% 04/29/11 (d)	29,000,000	28,980,751
FCAR Owner Trust
0.350% 03/01/11	11,547,000	11,547,000
0.450% 04/05/11	25,000,000	24,989,063
0.450% 05/02/11	10,690,000	10,681,715
0.450% 05/06/11	85,600,000	85,529,380
0.450% 06/01/11	10,000,000	9,988,500
0.450% 06/07/11	20,640,000	20,614,716
0.450% 07/01/11	285,000,000	284,565,375
0.450% 07/05/11	131,000,000	130,793,675
General Electric Capital Corp.
0.310% 03/01/11	52,000,000	52,000,000
0.360% 07/14/11	97,640,000	97,508,186
0.420% 07/13/11	59,000,000	58,907,763
Grampian Funding LLC
0.320% 05/09/11 (d)	71,000,000	70,956,453
0.350% 05/13/11 (d)	14,700,000	14,689,567
Kells Funding LLC
0.360% 05/18/11 (d)	117,000,000	116,908,740
0.370% 05/16/11 (d)	139,000,000	138,891,426
0.370% 05/17/11 (d)	141,000,000	140,888,414
0.370% 06/01/11 (d)	71,975,000	71,906,944
0.390% 07/05/11 (d)	5,000,000	4,993,175
0.400% 07/01/11 (d)	115,000,000	114,844,111
0.400% 07/05/11 (d)	150,000,000	149,790,000
Liberty Street Funding LLC
0.280% 04/11/11 (d)	10,000,000	9,996,811
Manhattan Asset Funding Co. LLC
0.300% 04/01/11 (d)	9,970,000	9,967,424
0.300% 05/20/11 (d)	15,950,000	15,939,367
MetLife Short Term Funding LLC
0.310% 05/31/11 (d)	43,900,000	43,865,599
0.320% 04/25/11 (d)	72,000,000	71,964,800
0.320% 05/02/11 (d)	50,000,000	49,972,444
0.320% 05/09/11 (d)	25,000,000	24,984,667
NRW.BANK
0.345% 05/02/11	68,000,000	67,959,597

	Par ($)	Value ($)
Prudential PLC
0.320% 05/04/11 (d)	47,000,000	46,973,262
0.330% 04/29/11 (d)	30,000,000	29,983,775
0.340% 05/23/11 (d)	62,500,000	62,451,007
0.370% 03/08/11 (d)	73,000,000	72,994,748
0.370% 03/09/11 (d)	25,000,000	24,997,944
Royal Bank of Scotland PLC
0.380% 05/09/11 (d)	45,000,000	44,967,225
0.390% 05/04/11 (d)	153,000,000	152,893,920
0.390% 05/13/11 (d)	88,000,000	87,930,407
0.390% 05/16/11 (d)	146,800,000	146,679,135
Royal Park Investments Funding Corp.
0.500% 03/02/11 (d)	81,000,000	80,998,875
0.500% 03/04/11 (d)	54,100,000	54,097,746
0.500% 03/07/11 (d)	80,300,000	80,293,308
0.500% 03/18/11 (d)	120,000,000	119,971,666
0.500% 03/22/11 (d)	54,780,000	54,764,023
Sheffield Receivable Corp.
0.370% 03/01/11 (d)	111,350,000	111,350,000
0.370% 03/02/11 (d)	35,750,000	35,749,633
Societe Generale North America, Inc.
0.400% 05/02/11	58,000,000	57,960,044
0.400% 05/03/11	85,000,000	84,940,500
0.410% 05/02/11	84,000,000	83,940,687
Thunder Bay Funding LLC
0.270% 03/03/11 (d)	19,746,000	19,745,704
0.310% 04/01/11 (d)	20,000,000	19,994,661
Toyota Credit Canada, Inc.
0.360% 05/20/11	16,000,000	15,987,200
Toyota Financial Services de Puerto Rico, Inc.
0.340% 04/11/11	44,000,000	43,982,962
0.400% 04/15/11	33,000,000	32,983,500
Toyota Motor Credit Corp.
0.350% 03/07/11	21,000,000	20,998,775
0.360% 04/07/11	76,000,000	75,971,880
0.360% 04/08/11	76,000,000	75,971,120
0.380% 06/13/11	25,500,000	25,472,007
Variable Funding Capital Co. LLC
0.340% 07/05/11 (d)	52,000,000	51,938,120
Versailles Commercial Paper LLC
0.420% 05/16/11 (d)	113,000,000	112,899,807
Total Commercial Paper (cost of $4,464,110,291)		4,464,110,291

See Accompanying Notes to Financial Statements.

3

BofA Cash Reserves

February 28, 2011 (Unaudited)

Government & Agency Obligations – 12.2%
	Par ($)	Value ($)
U.S. Government Agencies – 10.2%
Federal Farm Credit Bank
0.213% 07/20/11 (04/20/11) (a)(b)	137,000,000	136,999,640
0.284% 01/10/13 (03/10/11) (a)(b)	48,000,000	47,986,393
Federal Home Loan Bank
0.175% 04/15/11 (e)	35,000,000	34,992,344
0.185% 04/25/11 (e)	38,000,000	37,989,260
Federal Home Loan Mortgage Corp.
0.200% 07/07/11 (e)	51,000,000	50,963,733
0.353% 04/07/11 (e)	500,400,000	500,412,369
0.372% 03/09/11 (e)	503,000,000	503,024,432
Federal National Mortgage Association
0.293% 12/20/12 (03/20/11) (a)(b)	30,000,000	29,989,019
0.400% 02/01/13 (05/01/11) (a)(b)	100,300,000	100,267,734
U.S. Government Agencies Total		1,442,624,924
U.S. Government Obligations – 2.0%
U.S. Treasury Bill
0.190% 05/26/11 (e)	64,640,000	64,610,660
U.S. Treasury Note
1.000% 07/31/11	48,000,000	48,160,887
1.125% 06/30/11	15,000,000	15,046,793
1.750% 11/15/11	42,000,000	42,439,933
4.625% 10/31/11	60,820,000	62,579,582
4.875% 05/31/11	49,000,000	49,572,176
U.S. Government Obligations Total		282,410,031
Total Government & Agency Obligations (cost of $1,725,034,955)		1,725,034,955
Municipal Bonds (b)(f) – 3.2%
Colorado – 0.8%
CO Housing & Finance Authority
Multi-Family:
Series 1996, DPCE: FNMA 0.220% 10/15/16 (03/02/11)	7,060,000	7,060,000
Series 2003 A-2, SPA: FHLB 0.280% 10/01/33 (03/02/11)	6,800,000	6,800,000

	Par ($)	Value ($)
Series 2003 A-3, SPA: FHLB 0.280% 10/01/33 (03/02/11)	10,310,000	10,310,000
Series 2004 A1, SPA: FHLB 0.260% 10/01/34 (03/02/11)	21,710,000	21,710,000
Series 2008 A1, SPA: FHLB 0.270% 04/01/29 (03/02/11)	14,855,000	14,855,000
Series 2008 C1, SPA: FHLB 0.280% 10/01/38 (03/02/11)	8,000,000	8,000,000
Series 2001 AA1,
LOC: FNMA, LOC: FHLMC 0.270% 05/01/41 (03/02/11)	2,465,000	2,465,000
Series 2003 B1,
LOC: FNMA, LOC: FHLMC 0.250% 11/01/33 (03/02/11)	995,000	995,000
Series 2005 B-1,
SPA: FHLB 0.270% 04/01/40 (03/02/11)	6,890,000	6,890,000
Series 2006 B1,
LOC: FNMA, LOC: FHLMC 0.250% 11/01/36 (03/02/11)	6,760,000	6,760,000
Series 2006 C1,
LOC: FNMA, LOC: FHLMC 0.250% 11/01/36 (03/02/11)	6,760,000	6,760,000
Series 2006 CL1,
SPA: FHLB 0.280% 11/01/36 (03/02/11)	3,000,000	3,000,000
Series 2007 C1,
LOC: FNMA, LOC: FHLMC 0.250% 11/01/37 (03/02/11)	11,680,000	11,680,000

See Accompanying Notes to Financial Statements.

4

BofA Cash Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (b)(f) (continued)
	Par ($)	Value ($)
Single Family:
Series 2002 A-1, SPA: FHLB 0.270% 11/01/13 (03/02/11)	1,410,000	1,410,000
Series 2002, LOC: FNMA, LOC: FHLMC 0.270% 11/01/36 (03/02/11)	3,690,000	3,690,000
Series 2003 A1, LOC: FNMA, LOC: FHLMC 0.270% 11/01/30 (03/02/11)	1,985,000	1,985,000
Colorado Total		114,370,000
Connecticut – 0.1%
CT Housing Finance Authority
Series 2008 A5,
SPA: FHLB 0.240% 11/15/38 (03/03/11)	11,750,000	11,750,000
Connecticut Total		11,750,000
Florida – 0.1%
FL Miami-Dade County Industrial Development Authority
South Florida Stadium,
Miami Stadium Project, Series 2007, LOC: TD Bank N.A. 0.250% 07/01/37 (03/03/11)	15,000,000	15,000,000
Florida Total		15,000,000
Idaho – 0.0%
ID Housing & Finance Association
Series 2007 F-2,
LIQ FAC: Lloyds TSB Bank PLC 0.250% 01/01/39 (03/02/11)	815,000	815,000
Idaho Total		815,000

	Par ($)	Value ($)
Illinois – 0.1%
IL Bridgeview
Series 2008 B1,
LOC: Northern Trust Co. 0.270% 12/01/38 (03/02/11)	7,500,000	7,500,000
Illinois Total		7,500,000
Iowa – 0.1%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB 0.260% 07/01/34 (03/03/11)	7,550,000	7,550,000
Series 2007 G,
SPA: FHLB 0.260% 01/01/38 (03/03/11)	2,600,000	2,600,000
Series 2009 G,
SPA: FHLB 0.250% 01/01/39 (03/03/11)	2,325,000	2,325,000
Iowa Total		12,475,000
Kentucky – 0.2%
KY Housing Corp.
Series 2006 W,
SPA: Lloyds TSB Bank PLC 0.370% 07/01/37 (03/02/11)	9,305,000	9,305,000
Series 2007 J,
SPA: Lloyds TSB Bank PLC 0.370% 07/01/37 (03/03/11)	6,800,000	6,800,000
Series 2007 O,
SPA: Lloyds TSB Bank PLC 0.370% 01/01/38 (03/03/11)	5,710,000	5,710,000
Kentucky Total		21,815,000
Maryland – 0.0%
MD Easton
William Hill Manor, Inc.,
Series 2009 B, LOC: Branch Banking & Trust 0.350% 01/01/26 (03/03/11)	2,900,000	2,900,000
Maryland Total		2,900,000

See Accompanying Notes to Financial Statements.

5

BofA Cash Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (b)(f) (continued)
	Par ($)	Value ($)
Michigan – 0.3%
MI Housing Development Authority
Series 2007 G,
SPA: Bank of Nova Scotia 0.250% 12/01/38 (03/02/11)	35,800,000	35,800,000
Michigan Total		35,800,000
Minnesota – 0.1%
MN Housing Finance Agency
Residential Housing,
Series 2007 T, SPA: State Street Bank & Trust Co. 0.290% 07/01/48 (03/03/11)	1,000,000	1,000,000
MN Montrose
Lyman Lumber Co.,
Series 2001, LOC: U.S. Bank N.A. 0.270% 05/01/26 (03/03/11)	1,395,000	1,395,000
MN Office of Higher Education
Supplies for Students,
Series 2008 A, LOC: U.S. Bank N.A. 0.280% 12/01/43 (03/03/11)	14,700,000	14,700,000
Minnesota Total		17,095,000
New Hampshire – 0.1%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2007 C, SPA: JPMorgan Chase Bank 0.270% 06/01/41 (03/02/11)	11,635,000	11,635,000
New Hampshire Total		11,635,000
New Mexico – 0.0%
NM Finance Authority
Series 2008,
LOC: Royal Bank of Canada 0.260% 12/15/26 (03/03/11)	7,000,000	7,000,000
New Mexico Total		7,000,000

	Par ($)	Value ($)
New York – 0.7%
NY New York City Housing Development Corp.
Midtown West 37th Street,
Series 2007, LOC: Landesbank Hessen-Thuringen 0.340% 11/01/41 (03/02/11)	5,550,000	5,550,000
RBNB 20 Owner LLC,
Series 2006 B, LOC: Landesbank Hessen-Thuringen 0.290% 06/01/39 (03/02/11)	77,865,000	77,865,000
Verde Apartments,
Series 2010 A, LOC: JPMorgan Chase Bank 0.270% 01/01/16 (03/03/11)	9,600,000	9,600,000
New York Total		93,015,000
North Carolina – 0.0%
NC Catawba
Catawba Medical Center,
Series 2009, LOC: Branch Banking & Trust 0.350% 10/01/34 (03/03/11)	5,350,000	5,350,000
North Carolina Total		5,350,000
Oregon – 0.2%
OR Housing & Community Services Department
Series 2006 C, AMT, SPA: State Street Bank & Trust Co. 0.280% 07/01/36 (03/03/11)	5,000,000	5,000,000
Single Family: Series 2005 C, AMT, SPA: State Street Bank & Trust Co. 0.280% 07/01/35 (03/02/11)	10,500,000	10,500,000
Series 2006 F, AMT, SPA: State Street Bank & Trust Co. 0.240% 07/01/37 (03/03/11)	20,000,000	20,000,000
Oregon Total		35,500,000

See Accompanying Notes to Financial Statements.

6

BofA Cash Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (b)(f) (continued)
	Par ($)	Value ($)
Texas – 0.3%
TX State
Series 1997 B-2,
Veterans Housing, LIQ FAC: State Street Bank & Trust Co. 0.270% 12/01/29 (03/02/11)	5,000,000	5,000,000
Series 2010 B,
Veterans Housing, SPA: Sumitomo Mitsui Banking 0.270% 12/01/31 (03/02/11)	12,030,000	12,030,000
Small Business,
Series 2005 B, SPA: National Australia Bank 0.270% 06/01/45 (03/03/11)	3,025,000	3,025,000
Veterans Housing,
Series 2009, SPA: JPMorgan Chase Bank 0.270% 06/01/31 (03/02/11)	9,585,000	9,585,000
Veterans Land:
Series 2002 A, SPA: Landsbank Hessen-Thuringen 0.300% 12/01/32 (03/01/11)	5,000,000	5,000,000
Series 2004, SPA: State Street Bank & Trust Co. 0.300% 12/01/24 (03/01/11)	2,190,000	2,190,000
Series 2006 B, SPA: HELABA 0.330% 12/01/26 (03/02/11)	7,545,000	7,545,000
Texas Total		44,375,000
Washington – 0.0%
WA Housing Finance Commission
Spokane United Methodist Homes,
Rockwood Programs, Series 1999 B LOC: Wells Fargo Bank N.A. 0.250% 01/01/30 (03/03/11)	3,625,000	3,625,000
Washington Total		3,625,000

	Par ($)	Value ($)
Wisconsin – 0.1%
WI Housing & Economic Development Authority
Series 2007 D,
SPA: Fortis Bank SA/NV: 0.320% 09/01/27 (03/02/11)	13,500,000	13,500,000
0.320% 09/01/34 (03/02/11)	5,630,000	5,630,000
Wisconsin Total		19,130,000
Total Municipal Bonds (cost of $459,150,000)		459,150,000
Time Deposits – 1.0%
Citibank N.A.
0.160% 03/01/11	64,407,000	64,407,000
National Australia Bank Ltd.
0.170% 03/01/11	75,000,000	75,000,000
Total Time Deposits (cost of $139,407,000)		139,407,000
Repurchase Agreements – 19.2%
Repurchase agreement with BNP Paribas, dated 02/28/11, due 03/01/11 at 0.290%, collateralized by corporate bonds with various maturities to 11/01/20, market value $228,900,000 (repurchase proceeds $218,001,756)	218,000,000	218,000,000
Repurchase agreement with Citibank N.A., dated 02/28/11, due 03/01/11 at 0.210%, collateralized by U.S. Government Agency obligations with various maturities to 12/01/40, market value $60,180,000 (repurchase proceeds $59,000,344)	59,000,000	59,000,000
Repurchase agreement with Deutsche Bank Securities, dated 01/12/11, due 04/12/11 at 0.430%, collateralized by a commercial paper maturing 03/10/11, market value $56,654,567 (repurchase proceeds $55,059,125)	55,000,000	55,000,000

See Accompanying Notes to Financial Statements.

7

BofA Cash Reserves

February 28, 2011 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Deutsche Bank Securities, dated 02/28/11, due 03/01/11 at 0.280%, collateralized by corporate bonds with various maturities to 11/15/19, market value $60,900,000 (repurchase proceeds $58,000,451)	58,000,000	58,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 02/28/11, due 03/01/11 at 0.280%, collateralized by corporate bonds with various maturities to 09/15/20, market value $120,755,541 (repurchase proceeds $115,000,894)	115,000,000	115,000,000
Repurchase agreement with J.P. Morgan Securities, dated 02/14/11, due 03/16/11 at 0.360%, collateralized by corporate bonds with various maturities to 04/15/20, market value $59,851,385 (repurchase proceeds $57,017,100)	57,000,000	57,000,000
Repurchase agreement with J.P. Morgan Securities, dated 02/18/11, due 03/21/11 at 0.360%, collateralized by corporate bonds with various maturities to 08/15/18, market value $115,501,687 (repurchase proceeds $110,034,100)	110,000,000	110,000,000
Repurchase agreement with J.P. Morgan Securities, dated 02/28/11, due 03/01/11 at 0.330%, collateralized by corporate bonds with various maturities to 11/15/20, market value $148,054,331 (repurchase proceeds $141,001,293)	141,000,000	141,000,000

	Par ($)	Value ($)
Repurchase agreement with Mizuho Securities USA, Inc., dated 02/28/11, due 03/01/11 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 03/25/20, market value $155,400,000 (repurchase proceeds $148,000,740)	148,000,000	148,000,000
Repurchase agreement with Mizuho Securities USA, Inc., dated 02/28/11, due 03/01/11 at 0.220%, collateralized by U.S. Treasury obligations with various maturities to 07/15/20, market value $722,160,050 (repurchase proceeds $708,004,327)	708,000,000	708,000,000
Repurchase agreement with Mizuho Securities USA, Inc., dated 02/28/11, due 03/01/11 at 0.310%, collateralized by corporate bonds with various maturities to 03/25/20, market value $155,400,001 (repurchase proceeds $148,001,274)	148,000,000	148,000,000
Repurchase agreement with Morgan Stanley, dated 02/28/11, due 03/01/11 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 02/01/41, market value $68,340,000 (repurchase proceeds $67,000,354)	67,000,000	67,000,000
Repurchase agreement with RBC Capital Markets, dated 01/03/11, due 03/03/11 at 0.380%, collateralized by corporate bonds with various maturities to 08/05/20, market value $151,460,565 (repurchase proceeds $144,089,680)	144,000,000	144,000,000

See Accompanying Notes to Financial Statements.

8

BofA Cash Reserves

February 28, 2011 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with RBC Capital Markets, dated 01/10/11, due 03/10/11 at 0.380%, collateralized by corporate bonds with various maturities to 08/15/19, market value $47,267,891 (repurchase proceeds $44,027,402)	44,000,000	44,000,000
Repurchase agreement with RBC Capital Markets, dated 01/27/11, due 03/28/11 at 0.380%, collateralized by corporate bonds with various maturities to 01/21/21, market value $58,267,794 (repurchase proceeds $55,034,833)	55,000,000	55,000,000
Repurchase agreement with RBC Capital Markets, dated 02/28/11, due 03/01/11 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 01/20/41, market value $82,620,000 (repurchase proceeds $81,000,450)	81,000,000	81,000,000
Repurchase agreement with RBC Capital Markets, dated 02/2811, due 03/01/11 at 0.280%, collateralized by certificate of deposits with various maturities to 01/31/18, market value $193,640,000 (repurchase proceeds $188,001,462)	188,000,000	188,000,000
Repurchase agreement with RBS Securities, Inc., dated 02/28/11, due 03/01/11 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 08/15/40, market value $122,402,362 (repurchase proceeds $120,000,667)	120,000,000	120,000,000

	Par ($)	Value ($)
Repurchase agreement with UBS Securities LLC, dated 02/28/11, due 03/01/11 at 0.220%, collateralized by U.S. Government Agency obligations with various maturities to 01/02/41, market value $206,459,220 (repurchase proceeds $202,412,237)	202,411,000	202,411,000
Total Repurchase Agreements (cost of $2,718,411,000)		2,718,411,000
Total Investments – 100.5% (cost of $14,239,689,009) (g)		14,239,689,009
Other Assets & Liabilities, Net – (0.5)%		(68,041,366)
Net Assets – 100.0%		14,171,647,643

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2011.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  The rate shown represents the discount rate at the date of purchase.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, these securities, which are not illiquid, amounted to $3,090,816,646 or 21.8% of net assets for the Fund.

(e)  The rate shown represents the annualized yield at the date of purchase.

(f)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2011.

(g)  Cost for federal income tax purposes is $14,239,689,009.

The following table summarizes the inputs used, as of February 28, 2011, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$4,733,575,763	$—	$4,733,575,763
Total Commercial Paper	—	4,464,110,291	—	4,464,110,291
Total Government & Agency Obligations	—	1,725,034,955	—	1,725,034,955
Total Municipal Bonds	—	459,150,000	—	459,150,000
Total Time Deposits	—	139,407,000	—	139,407,000
Total Repurchase Agreements	—	2,718,411,000	—	2,718,411,000
Total Investments	$—	$14,239,689,009	$—	$14,239,689,009

See Accompanying Notes to Financial Statements.

9

BofA Cash Reserves

February 28, 2011 (Unaudited)

  The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

  The Fund had no transfers between Levels 1 and 2 during the period ended February 28, 2011.

  For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2011, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Certificates of Deposit	33.4
Commercial Paper	31.5
Government & Agency Obligations	12.2
Municipal Bonds	3.2
Time Deposits	1.0
81.3
Repurchase Agreements	19.2
Other Assets & Liabilities, Net	(0.5)
100.0

Acronym	Name
AMT	Alternative Minimum Tax

DPCE	Direct Pay Credit Enhancement

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities – BofA Cash Reserves
February 28, 2011 (Unaudited)

		($)
Assets	Repurchase agreement, at amortized cost approximating value	2,718,411,000
	Investments, at amortized cost approximating value	11,521,278,009
	Total investments, at value	14,239,689,009
	Cash	42
	Receivable for:
	Fund shares sold	342,952
	Interest	6,441,856
	Expense reimbursement due from investment advisor	283,314
	Trustees' deferred compensation plan	141,384
	Prepaid expenses	341,012
	Total Assets	14,247,239,569
Liabilities	Payable for:
	Investments purchased	69,757,093
	Fund shares repurchased	811,230
	Distributions	350,347
	Investment advisory fee	1,749,098
	Administration fee	454,761
	Pricing and bookkeeping fees	17,323
	Transfer agent fee	167,683
	Trustees' fees	241,085
	Custody fee	179,088
	Distribution and service fees	625,705
	Shareholder administration fee	105,012
	Chief compliance officer expenses	6,469
	Reports to shareholders	968,756
	Trustees' deferred compensation plan	141,384
	Other liabilities	16,922
	Total Liabilities	75,591,926
	Net Assets	14,171,647,643
Net Assets Consist of	Paid-in capital	14,170,570,742
	Undistributed net investment income	4,582,943
	Accumulated net realized loss	(3,506,042)
	Net Assets	14,171,647,643

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities (continued) – BofA Cash Reserves
February 28, 2011 (Unaudited)

Capital Class Shares	Net assets	$5,327,027,194
	Shares outstanding	5,326,972,355
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$802,198,672
	Shares outstanding	802,190,353
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$138,773,060
	Shares outstanding	138,771,709
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$3,225,279,839
	Shares outstanding	3,225,246,296
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$48,304,113
	Shares outstanding	48,303,637
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$2,947,290,373
	Shares outstanding	2,947,261,856
	Net asset value per share	$1.00
Class A Shares	Net assets	$38,752,180
	Shares outstanding	38,751,792
	Net asset value per share	$1.00
Class B Shares	Net assets	$8,179,256
	Shares outstanding	8,179,172
	Net asset value per share	$1.00
Class C Shares	Net assets	$6,195,793
	Shares outstanding	6,195,728
	Net asset value per share	$1.00
Class Z Shares	Net assets	$390,002,761
	Shares outstanding	389,999,026
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$1,227,413,681
	Shares outstanding	1,227,401,289
	Net asset value per share	$1.00
Marsico Shares	Net assets	$12,230,721
	Shares outstanding	12,230,603
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

12

Statement of Operations – BofA Cash Reserves
For the Six Months Ended February 28, 2011 (Unaudited)

		($)
Investment Income	Interest	28,182,379
Expenses	Investment advisory fee	12,693,298
	Administration fee	8,392,199
	Distribution fee:
	Investor Class Shares	26,482
	Daily Class Shares	7,784,828
	Class A Shares	24,233
	Class B Shares	36,447
	Class C Shares	27,849
	Service fee:
	Liquidity Class Shares	193,464
	Adviser Class Shares	4,301,756
	Investor Class Shares	66,204
	Daily Class Shares	5,560,591
	Class A Shares	60,583
	Class B Shares	12,149
	Class C Shares	9,283
	Marsico Shares	15,831
	Shareholder administration fee:
	Trust Class Shares	439,999
	Class A Shares	24,232
	Class B Shares	4,859
	Class C Shares	3,713
	Institutional Class Shares	285,658
	Marsico Shares	6,332
	Pricing and bookkeeping fees	106,160
	Transfer agent fee	459,522
	Trustees' fees	54,912
	Custody fee	329,881
	Chief compliance officer expenses	16,638
	Other expenses	1,739,540
	Total Expenses	42,676,643
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(6,865,685)
	Fees waived by distributor:
	Liquidity Class Shares	(16,840)
	Adviser Class Shares	(2,027,269)
	Investor Class Shares	(57,405)
	Daily Class Shares	(10,321,912)
	Class A Shares	(76,984)
	Class B Shares	(47,017)
	Class C Shares	(35,926)
	Marsico Shares	(13,796)
	Fees waived by shareholder service provider—Liquidity Class Shares	(77,386)
	Expense reductions	(2,068)
	Net Expenses	23,134,355
	Net Investment Income	5,048,024
	Net realized gain on investments	76,671
	Net Gain	76,671
	Net Increase Resulting from Operations	5,124,695

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets – BofA Cash Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2011 ($)	Year Ended August 31, 2010 ($)
Operations	Net investment income	5,048,024	13,503,078
	Net realized gain on investments	76,671	33,139,299
	Change in unrealized appreciation (depreciation) on Capital Support Agreement (See Note 3)	—	(599,700,000)
	Net change in unrealized appreciation (depreciation) on investments	—	712,350,572
	Net increase resulting from operations	5,124,695	159,292,949
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(3,973,663)	(10,671,326)
	Trust Class Shares	(139,876)	(296,846)
	Liquidity Class Shares	(3,115)	(22,006)
	Class Z Shares	(270,463)	(696,008)
	Institutional Class Shares	(661,117)	(1,816,683)
	Total distributions to shareholders	(5,048,234)	(13,502,869)
	Net Capital Stock Transactions	(7,428,081,806)	(12,588,021,921)
	Contribution from advisor (See Note 3)	—	21,755,102
	Total decrease in net assets	(7,428,005,345)	(12,420,476,739)
Net Assets	Beginning of period	21,599,652,988	34,020,129,727
	End of period	14,171,647,643	21,599,652,988
	Undistributed net investment income at end of period	4,582,943	4,583,153

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets (continued) – BofA Cash Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	13,168,828,514	13,168,828,515	25,504,477,332	25,504,477,332
Distributions reinvested	1,814,928	1,814,928	5,620,884	5,620,884
Redemptions	(14,592,620,888)	(14,592,620,888)	(28,217,670,079)	(28,217,670,079)
Net decrease	(1,421,977,446)	(1,421,977,445)	(2,707,571,863)	(2,707,571,863)
Trust Class Shares
Subscriptions	503,563,712	503,563,712	859,646,215	859,646,215
Proceeds received in connection with merger	—	—	301,962,695	301,962,695
Distributions reinvested	5,915	5,915	10,504	10,504
Redemptions	(648,289,906)	(648,289,906)	(1,154,227,205)	(1,154,227,205)
Net increase (decrease)	(144,720,279)	(144,720,279)	7,392,209	7,392,209
Liquidity Class Shares
Subscriptions	151,237,787	151,237,787	520,976,849	520,976,849
Distributions reinvested	3,032	3,032	20,456	20,456
Redemptions	(187,132,790)	(187,132,790)	(811,758,447)	(811,758,447)
Net decrease	(35,891,971)	(35,891,971)	(290,761,142)	(290,761,142)
Adviser Class Shares
Subscriptions	5,497,887,597	5,497,887,597	13,827,478,721	13,827,478,721
Redemptions	(6,634,772,869)	(6,634,772,869)	(16,260,548,949)	(16,260,548,949)
Net decrease	(1,136,885,272)	(1,136,885,272)	(2,433,070,228)	(2,433,070,228)
Investor Class Shares
Subscriptions	29,782,524	29,782,524	464,840,381	464,840,381
Redemptions	(52,057,911)	(52,057,911)	(777,073,731)	(777,073,731)
Net decrease	(22,275,387)	(22,275,387)	(312,233,350)	(312,233,350)
Daily Class Shares
Subscriptions	1,603,459,794	1,603,459,794	3,317,973,582	3,317,973,582
Redemptions	(5,753,331,065)	(5,753,331,065)	(8,925,544,537)	(8,925,544,537)
Net decrease	(4,149,871,271)	(4,149,871,271)	(5,607,570,955)	(5,607,570,955)
Class A Shares
Subscriptions	2,830,766	2,830,766	345,002,959	345,002,959
Redemptions	(20,384,148)	(20,384,148)	(672,613,405)	(672,613,405)
Net decrease	(17,553,382)	(17,553,382)	(327,610,446)	(327,610,446)
Class B Shares
Subscriptions	—	—	3,800,015	3,800,015
Redemptions	(3,450,808)	(3,450,808)	(38,470,912)	(38,470,913)
Net decrease	(3,450,808)	(3,450,808)	(34,670,897)	(34,670,898)
Class C Shares
Subscriptions	—	—	4,965,150	4,965,150
Redemptions	(2,509,206)	(2,509,206)	(16,089,951)	(16,089,951)
Net decrease	(2,509,206)	(2,509,206)	(11,124,801)	(11,124,801)

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets (continued) – BofA Cash Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class Z Shares
Subscriptions	39,988,815	39,988,815	113,424,028	113,424,028
Distributions reinvested	262,551	262,551	671,003	671,003
Redemptions	(86,452,010)	(86,452,010)	(291,374,401)	(291,374,401)
Net decrease	(46,200,644)	(46,200,644)	(177,279,370)	(177,279,370)
Institutional Class Shares
Subscriptions	4,145,310,805	4,145,310,805	7,011,113,283	7,011,113,283
Distributions reinvested	470,649	470,649	1,676,500	1,676,500
Redemptions	(4,590,649,003)	(4,590,649,003)	(7,701,831,705)	(7,701,831,705)
Net decrease	(444,867,549)	(444,867,549)	(689,041,922)	(689,041,922)
Marsico Shares
Subscriptions	2,694,884	2,694,884	5,355,192	5,355,192
Redemptions	(4,573,476)	(4,573,476)	(9,834,347)	(9,834,347)
Net decrease	(1,878,592)	(1,878,592)	(4,479,155)	(4,479,155)

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,							Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2011		2010 (a)(b)		2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	(d)	—	(e)	0.01		0.04		0.05	0.02		0.04
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	(e)	—	(e)	—	(e)	—	—		—
Total from investment operations	0.001	(d)	—	(e)	0.01		0.04		0.05	0.02		0.04
Less Distributions to Shareholders:
From net investment income	(0.001	)(d)	—	(e)	(0.01)		(0.04)		(0.05)	(0.02)		(0.04)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.06	%(h)	0.13%		1.13	%(i)	3.72	%(i)	5.30%	2.08	%(h)	3.62%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.20	%(k)	0.21%		0.26%		0.20%		0.20%	0.20	%(k)	0.20%
Waiver/Reimbursement	0.08	%(k)	0.07%		0.05%		0.05%		0.06%	0.06	%(k)	0.07%
Net investment income (j)	0.13	%(k)	0.13%		1.10%		3.76%		5.17%	4.91	%(k)	3.58%
Net assets, end of period (000s)	$5,327,027		$6,748,972		$9,410,196		$10,543,052		$13,992,967	$16,908,924		$17,884,676

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to two decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.11)% and 2.73%, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,							Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2011		2010 (a)(b)		2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	—	(f)	0.01		0.04		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	(f)	—	(f)	—	(f)	—	—		—
Total from investment operations	—	(d)(e)	—	(f)	0.01		0.04		0.05	0.02		0.03
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	—	(f)	(0.01)		(0.04)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (g)(h)	0.02	%(i)	0.04%		1.03	%(j)	3.62	%(j)	5.19%	2.04	%(i)	3.52%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.30	%(l)	0.30%		0.36%		0.30%		0.30%	0.30	%(l)	0.30%
Waiver/Reimbursement	0.08	%(l)	0.08%		0.05%		0.05%		0.06%	0.06	%(l)	0.07%
Net investment income (k)	0.03	%(l)	0.04%		1.14%		3.72%		5.07%	4.83	%(l)	3.48%
Net assets, end of period (000s)	$802,199		$946,914		$934,916		$1,721,466		$2,737,087	$3,897,869		$3,711,063

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to two decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.21)% and (2.63)%, respectively.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,							Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2011		2010 (a)(b)		2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	—	(f)	0.01		0.04		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	(f)	—	(f)	—	(f)	—	—		—
Total from investment operations	—	(d)(e)	—	(f)	0.01		0.04		0.05	0.02		0.03
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	—	(f)	(0.01)		(0.04)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (g)(h)	0.00	%(i)(j)	0.01%		0.98	%(k)	3.57	%(k)	5.14%	2.02	%(j)	3.46%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.33	%(m)	0.33%		0.41%		0.35%		0.35%	0.35	%(m)	0.35%
Waiver/Reimbursement	0.20	%(m)	0.20%		0.15%		0.15%		0.16%	0.16	%(m)	0.17%
Net investment income (l)	—	%(i)(m)	0.01%		1.07%		3.64%		5.02%	4.77	%(m)	3.40%
Net assets, end of period (000s)	$138,773		$174,664		$463,145		$811,513		$1,220,566	$1,249,962		$1,041,913

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to two decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Rounds to less than 0.01%.

(j)  Not annualized.

(k)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.26)% and 2.58%, respectively.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,							Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2011		2010 (a)(b)		2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(l)	—		0.01		0.03		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	(d)	—	(d)	—	(d)	—	—		—
Total from investment operations	—	(l)	—	(d)	0.01		0.03		0.05	0.02		0.03
Less Distributions to Shareholders:
From net investment income	—	(l)	—		(0.01)		(0.03)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.00%		0.89	%(h)	3.46	%(h)	5.04%	1.97	%(g)	3.36%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.33	%(j)	0.34%		0.50%		0.45%		0.45%	0.45	%(j)	0.45%
Waiver/Reimbursement	0.20	%(j)	0.19%		0.06%		0.05%		0.06%	0.06	%(j)	0.07%
Net investment income (i)	—		—	%(k)	1.03%		3.51%		4.92%	4.68	%(j)	3.36%
Net assets, end of period (000s)	$3,225,280		$4,362,143		$6,761,914		$13,868,350		$18,357,646	$15,815,912		$14,216,339

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.35)% and 2.47%, respectively.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

(l)  Historically, the Fund disclosed its per share amounts out to two decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2011		2010 (a)(b)	2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(k)	—	0.01		0.03		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	—		— (d)	—	(d)	—	(d)	—	—		—
Total from investment operations	—	(k)	— (d)	0.01		0.03		0.05	0.02		0.03
Less Distributions to Shareholders:
From net investment income	—	(k)	—	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.00%	0.81	%(h)	3.36	%(h)	4.93%	1.93	%(g)	3.26%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.33	%(j)	0.33%	0.59%		0.55%		0.55%	0.55	%(j)	0.55%
Waiver/Reimbursement	0.30	%(j)	0.30%	0.07%		0.05%		0.06%	0.06	%(j)	0.07%
Net investment income (i)	—		—	0.91%		3.43%		4.82%	4.57	%(j)	3.18%
Net assets, end of period (000s)	$48,304		$70,579	$380,937		$696,449		$1,111,861	$1,406,932		$1,659,521

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.43)% and 2.37%, respectively.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Historically, the Fund disclosed its per share amounts out to two decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2011 (a)(b)		2010	2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(k)	—	0.01		0.03		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	—		— (d)	—	(d)	—	(d)	—	—		—
Total from investment operations	—	(k)	— (d)	0.01		0.03		0.05	0.02		0.03
Less Distributions to Shareholders:
From net investment income	—	(k)	—	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.00%	0.65	%(h)	3.10	%(h)	4.67%	1.82	%(g)	3.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.34	%(j)	0.34%	0.75%		0.80%		0.80%	0.80	%(j)	0.80%
Waiver/Reimbursement	0.54	%(j)	0.54%	0.16%		0.05%		0.06%	0.06	%(j)	0.07%
Net investment income (i)	—		—	0.71%		3.07%		4.57%	4.32	%(j)	3.07%
Net assets, end of period (000s)	$2,947,290		$7,097,157	$12,642,466		$17,730,933		$20,080,558	$17,402,205		$16,936,455

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.59)% and 2.12%, respectively.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Historically, the Fund disclosed its per share amounts out to two decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Class A Shares	2011 (a)(b)		2010	2009		2008		2007 (c)	2006 (d)		2006 (e)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(n)	—	0.01		0.03		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	—		— (f)	—	(f)	—	(f)	—	—		—
Total from investment operations	—	(n)	— (f)	0.01		0.03		0.05	0.02		0.03
Less Distributions to Shareholders:
From net investment income	—	(n)	—	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (g)(h)	0.00	%(i)	0.00%	0.74	%(j)(k)	3.26	%(j)(k)	4.83%	1.89	%(i)	3.15%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.33	%(m)	0.33%	0.66%		0.65%		0.65%	0.65	%(m)	0.65%
Waiver/Reimbursement	0.40	%(m)	0.40%	0.10%		0.05%		0.06%	0.06	%(m)	0.07%
Net investment income (l)	—		—	0.94	%(k)	3.03	%(k)	4.73%	4.49	%(m)	3.11%
Net assets, end of period (000s)	$38,752		$56,305	$382,035		$692,142		$391,997	$315,859		$251,431

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(d)  The Fund changed its fiscal year end from March 31 to August 31.

(e)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(f)  Rounds to less than $0.01 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.50)% and 2.27%, respectively.

(k)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

(n)  Historically, the Fund disclosed its per share amounts out to two decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Class B Shares	2011 (a)(b)		2010	2009		2008		2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(l)	—	—	(e)	0.03		0.04	0.02		0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—		— (e)	—	(e)	—	(e)	—	—		—
Total from investment operations	—	(l)	— (e)	—	(e)	0.03		0.04	0.02		0.02
Less Distributions to Shareholders:
From net investment income	—	(l)	—	—	(e)	(0.03)		(0.04)	(0.02)		(0.02)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%	0.41	%(i)	2.58	%(i)	4.15%	1.61	%(h)	2.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.33	%(k)	0.33%	0.99%		1.30%		1.30%	1.30	%(k)	1.30%
Waiver/Reimbursement	1.05	%(k)	1.05%	0.42%		0.05%		0.06%	0.06	%(k)	0.07%
Net investment income (j)	—		—	0.41%		2.54%		4.08%	3.83	%(k)	2.73%
Net assets, end of period (000s)	$8,179		$11,630	$46,074		$47,315		$51,015	$56,906		$57,242

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.83)% and 1.60%, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Historically, the Fund disclosed its per share amounts out to two decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Class C Shares	2011		2010 (a)(b)	2009		2008		2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(m)	—	—	(e)	0.03		0.04	0.02		0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—		— (e)	—	(e)	—	(e)	—	—		—
Total from investment operations	—	(m)	— (e)	—	(e)	0.03		0.04	0.02		0.02
Less Distributions to Shareholders:
From net investment income	—	(m)	—	—	(e)	(0.03)		(0.04)	(0.02)		(0.02)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%	0.41	%(i)	2.58	%(i)(j)	4.18%	1.61	%(h)	2.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.33	%(l)	0.34%	1.00%		1.30%		1.30%	1.30	%(l)	1.30%
Waiver/Reimbursement	1.05	%(l)	1.04%	0.41%		0.05%		0.06%	0.06	%(l)	0.07%
Net investment income (k)	—		—	0.40%		2.33	%(j)	4.08%	3.87	%(l)	2.59%
Net assets, end of period (000s)	$6,196		$8,705	$19,733		$16,015		$8,282	$5,752		$2,915

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.84)% and 1.60%, respectively.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

(m)  Historically, the Fund disclosed its per share amounts out to two decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,							Period Ended August 31,		Year Ended March 31,
Class Z Shares	2011		2010 (a)(b)		2009		2008		2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	(e)	—	(f)	0.01		0.04		0.05	0.02		0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	(f)	—	(f)	—	(f)	—	—		—
Total from investment operations	0.001	(e)	—	(f)	0.01		0.04		0.05	0.02		0.02
Less Distributions to Shareholders:
From net investment income	(0.001	)(e)	—	(f)	(0.01)		(0.04)		(0.05)	(0.02)		(0.02)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (g)(h)	0.07	%(i)	0.13%		1.13	%(j)	3.72	%(j)	5.30%	2.08	%(i)	1.57	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.20	%(l)	0.21%		0.26%		0.20%		0.20%	0.20	%(l)	0.20	%(l)
Waiver/Reimbursement	0.08	%(l)	0.07%		0.05%		0.05%		0.06%	0.06	%(l)	0.07	%(l)
Net investment income (k)	0.13	%(l)	0.13%		1.15%		3.67%		5.18%	4.92	%(l)	4.29	%(l)
Net assets, end of period (000s)	$390,003		$436,201		$610,474		$674,440		$707,426	$729,504		$753,395

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Class Z Shares commenced operations on November 18, 2005.

(e)  Historically, the Fund disclosed its per share amounts out to two decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(f)  Rounds to less than $0.01 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.11)% and 2.73%, respectively.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

(m)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

26

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,							Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2011		2010 (a)(b)		2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	(d)	—	(e)	0.01		0.04		0.05	0.02		0.04
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	(e)	—	(e)	—	(e)	—	—		—
Total from investment operations	0.001	(d)	—	(e)	0.01		0.04		0.05	0.02		0.04
Less Distributions to Shareholders:
From net investment income	(0.001	)(d)	—	(e)	(0.01)		(0.04)		(0.05)	(0.02)		(0.04)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.05	%(h)	0.09%		1.09	%(i)	3.68	%(i)	5.25%	2.06	%(h)	3.58%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.24	%(k)	0.25%		0.30%		0.24%		0.24%	0.24	%(k)	0.24%
Waiver/Reimbursement	0.08	%(k)	0.07%		0.05%		0.05%		0.06%	0.06	%(k)	0.07%
Net investment income (j)	0.09	%(k)	0.09%		1.20%		3.79%		5.13%	4.88	%(k)	3.55%
Net assets, end of period (000s)	$1,227,414		$1,672,273		$2,349,743		$4,450,313		$6,919,396	$6,090,241		$5,988,544

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to two decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment adviso and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.15)% and 2.69%, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

27

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Marsico Shares	2011		2010 (a)(b)	2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(l)	—	0.01		0.03		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	—		— (d)	—	(d)	—	(d)	—	—		—
Total from investment operations	—	(l)	— (d)	0.01		0.03		0.05	0.02		0.03
Less Distributions Declared to Shareholders
From net investment income	—	(l)	—	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.00%	0.81	%(h)	3.36	%(h)(i)	4.93%	1.93	%(g)	3.26%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.33	%(k)	0.34%	0.58%		0.55%		0.55%	0.55	%(k)	0.55%
Waiver/Reimbursement	0.30	%(k)	0.29%	0.08%		0.05%		0.06%	0.06	%(k)	0.07%
Net investment income (j)	—		—	0.84	%(h)	3.15	%(i)	4.82%	4.58	%(k)	3.19%
Net assets, end of period (000s)	$12,231		$14,109	$18,497		$22,075		$12,947	$11,232		$10,385

(a)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(b)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.43)% and 2.37%, respectively.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Historically, the Fund disclosed its per share amounts out to two decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

See Accompanying Notes to Financial Statements.

28

Notes to Financial Statements – BofA Cash Reserves
February 28, 2011 (Unaudited)

Note 1. Organization

BofA Cash Reserves (the "Fund") a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers twelve classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Class B, Class C, Class Z, Institutional Class and Marsico shares. Each class of shares is offered continuously at net asset value. The Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – prices determined using quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

29

BofA Cash Reserves, February 28, 2011 (Unaudited)

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the "amendment"), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. For the six month period ended February 28, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which became effective for interim and annual periods beginning after December 15, 2010.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC ("BofA"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. BofA is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any

30

BofA Cash Reserves, February 28, 2011 (Unaudited)

available capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Capital Support Agreement

Columbia Funds Series Trust, on behalf of the Predecessor Fund, now a series of BofA Funds Series Trust entered into a Capital Support Agreement (the "Agreement") with NB Funding Company LLC (the "Support Provider"), an affiliate of BofA. Bank of America Corporation ("BOA") guaranteed to the Fund the payment of any capital contribution that the Support Provider was obligated to make under the Agreement.

The Fund's objective in entering into the Agreement was to enable it to continue to offer and redeem its shares at $1.00 per share by permitting it to maintain its market-based net asset value ("NAV") per share at an amount no less than the specific level set forth in the Agreement (the "Minimum NAV Per Share"). The Agreement established the basis for the Support Provider to make a capital contribution to the Fund in order to prevent realized losses from the disposition of certain covered securities from causing the Fund's market-based NAV per share to fall below the Minimum NAV Per Share. For purposes of the Agreement, a "capital contribution" was a cash contribution by the Support Provider to the Fund for which the Support Provider did not receive any shares or other consideration from the Fund.

The Agreement required the Support Provider to make a capital contribution upon the Fund's disposition of a portfolio security that had been subject to an event as specified in paragraph (c)(6)(ii)(A) through (D) of Rule 2a-7 under the 1940 Act (a "Covered Security") at less than its amortized cost (a "Triggering Event"). The Agreement required the Support Provider to contribute cash in an amount necessary to prevent the Triggering Event from causing the Fund's market-based NAV per share to decline below the Minimum NAV Per Share, subject to the Maximum Contribution Amount.

The Fund treated the Agreement as an asset of the Fund in calculating its market-based NAV. The value of the Agreement increased or decreased on certain days the Fund calculated its market-based NAV per share as a result of changes in the market value of the Covered Securities, or other factors, prior to the actual payment of the capital contribution by the Support Provider to the Fund.

On October 5, 2009, an affiliate of BofA purchased the remaining Covered Securities owned by the Fund (see Note 10). In addition, on October 8, 2009, an affiliate of BofA made a capital contribution to the Fund of $21,755,102. As a result of these transactions, the Fund terminated the Agreement with the Support Provider effective October 8, 2009. The maximum value of the asset represented by the Agreement for the period from September 1, 2008 through October 8, 2009 was $599,700,000.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2010 was as follows:

Distributions paid from:
Ordinary Income*	$13,502,869

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2010, may be available to reduce taxable income

31

BofA Cash Reserves, February 28, 2011 (Unaudited)

arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2017	$3,582,713

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2011. There is no guarantee that this expense limitation will continue after December 31, 2011.

For the six month period ended February 28, 2011, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a Sub-Administration Agreement. BofA pays State Street a fee for all services received under this Agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the Current State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

32

BofA Cash Reserves, February 28, 2011 (Unaudited)

Prior to May 1, 2010, the Trust had entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with BofA. Under the Services Agreement, BofA provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed BofA for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by BofA in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing, and the services that were provided thereunder are covered under an amended and restated administration agreement with BofA.

Transfer Agent Fee

Prior to May 1, 2010, Columbia Management Services, Inc. (the "Former Transfer Agent"), an affiliate of BofA Global Capital Management and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and had contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Effective January 1, 2010, the Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees),calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Fund.

The Former Transfer Agent was also entitled to retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Fund. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Effective May 1, 2010, Boston Financial Data Services, Inc. (the "Current Transfer Agent") acts as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Current Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"),an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class, Class A, Class B, and Class C shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Class B, Class C and Marsico shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

33

BofA Cash Reserves, February 28, 2011 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Class B shares	0.75%	0.75%
Class C shares	0.75%	0.75%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Class B shares	0.25%	0.25%
Class C shares	0.25%	0.25%
Marsico shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2011 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2011.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A, Class B, Class C, Marsico and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor. The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Class A shares	0.10%	0.10%
Class B shares	0.10%	0.10%
Class C shares	0.10%	0.10%
Marsico shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2011, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2011.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

34

BofA Cash Reserves, February 28, 2011 (Unaudited)

At February 28, 2011, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the six month
2014	2013	2012	2011	recovery	period ended 2/28/11
$6,865,685	$19,267,025	$23,852,318	$31,484,601	$81,469,629	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

On February 28, 2011, the Board of Trustees voted to terminate the deferred compensation plans, with a distribution of balances owed to be paid at a later date.

Note 6. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2011, these custody credits reduced total expenses by $2,068 for the Fund.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six month period ended February 28, 2011, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of February 28, 2011, the Fund had three shareholders that held 84.0% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

As of February 28, 2011, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

35

BofA Cash Reserves, February 28, 2011 (Unaudited)

Note 9. Significant Risks and Contingencies

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Note 10. Market and Security Events

On November 21, 2007, Axon Financial Funding LLC ("Axon") experienced an "automatic liquidation event" as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay certain liabilities of Axon. On September 8, 2009, an affiliate of BOA purchased the Axon securities from the Fund. The purchase price of $205,279,650 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable.

On November 2, 2007, the Fund received securities of Issuer Entity LLC in a taxable exchange for securities of Ottimo Funding Ltd. ("Ottimo"). The Ottimo securities were in default. On September 8, 2009, an affiliate of BOA purchased the Issuer Entity LLC security from the Fund. The purchase price of $44,049,128 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable.

On January 11, 2008, Victoria Finance LLC ("Victoria"), a structured investment vehicle, experienced a mandatory redemption event that resulted in the Victoria medium term notes becoming immediately due and payable. The Victoria notes are in default as a result of non-payment. BOA, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Victoria notes. On September 8, 2009, an affiliate of Columbia purchased the Victoria securities from the Fund. The purchase price of $457,015,973 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable.

On March 4, 2008, the Thornburg Mortgage Capital Resources LLC ("Thornburg") securities held by the Fund became covered securities under the Capital Support Agreement discussed in Note 3. On April 14, 2008, Thornburg was in payment default due to its failure to pay principal and interest on the Thornburg securities. On May 14, 2008, the Fund

36

BofA Cash Reserves, February 28, 2011 (Unaudited)

received Wickersham Entity LLC securities in exchange for Thornburg securities. On September 8, 2009, an affiliate of BOA purchased the Wickersham Entity LLC security from the Fund. The purchase price of $142,601,045 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable.

On September 16, 2008, the Lehman Brothers Holdings, Inc. security held by the Fund became a covered security under the Capital Support Agreement discussed in Note 3. On September 8, 2009, an affiliate of BOA purchased $220,000,000 par value of Lehman Brothers Holdings, Inc. from the Fund. The purchase price of $220,568,043 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable.

On September 22, 2009, an affiliate of BOA purchased an additional $100,000,000 par value of Lehman Brothers Holdings, Inc. from the Fund. The purchase price of $100,258,202 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable.

On October 5, 2009, an affiliate of BOA purchased the remaining $80,000,000 par value of Lehman Brothers Holdings, Inc. from the Fund. The purchase price of $80,206,561 for these securities was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable.

As a result of these transactions, the Fund's Capital Support Agreement was terminated effective September 9, 2009, as discussed in Note 3.

Note 11. Business Combination and Mergers

After the close of business on July 29, 2010, BofA Daily Cash Reserves merged into BofA Cash Reserves. BofA Cash Reserves received a tax-free transfer of assets from BofA Daily Cash Reserves as follows:

Shares Issued	Net Assets Received
301,962,695	$301,962,695

Net Assets of BofA Cash Reserves Prior to Combination	Net Assets of BofA Daily Cash Reserves Immediately Prior to Combination	Net Assets of BofA Cash Reserves Immediately After Combination
$21,789,648,971	$301,962,695	$22,091,611,666

37

Board Consideration and Re-Approval of Investment Advisory Agreements

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Reserves, BofA Government Plus Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 4, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). The Fee Consultant's role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms' length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant's report is available at www.bofacapital.com.

In preparation for the November meeting, the Board met in September for review and discussion of the materials described below. The Board also met in June to discuss each Fund's performance, including its overall portfolio management, with the Fund's investment team. In addition to these meetings, the Board receives performance and other reports at its quarterly meetings. During this period, the Board's Contracts Review Committee also met to assist the Board in preparation for the November meeting. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on behalf of the Trustees were also made available to the Board. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. The most recent investment adviser registration form for BoAA was made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and legal compliance programs of the Funds and BoAA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

The Board evaluated the ability of BoAA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the

38

nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds to BoAA for investment advisory services (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board also received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in each Fund's respective Peer Group (as defined below). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses was fully utilized. The Board noted that these arrangements were voluntary and could be modified by the Distributor and/or BoAA at any time. The Board also considered the purchase of certain assets held by some of the Funds by an affiliate of BoAA and a capital support program that had been implemented to enhance certain Fund's "shadow" net asset values, which benefitted Fund shareholders. The Board noted that such efforts, as with the voluntary fee waivers and expense reimbursements undertaken by BoAA and the Distributor, were voluntary and may not be repeated at any future time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined by Lipper Inc. ("Lipper") to be most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market funds. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund's one- and three-year performance compared to Actual Management Rates; and (ii) each Fund's one- and three-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Fund Performance. The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as to each Fund's benchmark index. The Board also considered information regarding how BoAA and its affiliates analyze and manage potential risks. The Board noted that the Funds' generally underperformed their peers in the more recent periods, but considered that BoAA's overall investment approach emphasizes liquidity and capital preservation.

39

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that BoAA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board also considered information from management regarding the impact of decreases in overall Fund assets on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including separate accounts, institutional investors and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other BoAA clients, based on information provided by BoAA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding any "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board concluded that any such benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from BoAA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receive from BoAA and its affiliates throughout the year. In this regard, the Board, including through its Committees, reviews reports of BoAA at each of the quarterly meetings, which include, among other things, Fund performance reports and presentations relating to such reports. In addition, the Board confers with the Funds' investment personnel at various times throughout the year.

Fund-Specific Considerations for Certain "Review" Funds. The Board reviewed the above-referenced information for each Fund. For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios, and/or performance information relative to a Fund's Peer Group and/or Universe.

The Fund was not highlighted as a review fund.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

40

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Cash Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended February 28 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Beginning on May 1, 2010, the Columbia money market funds were renamed BofA funds and their distributor, Columbia Management Distributors, Inc. was renamed BofA Distributors, Inc.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

41

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

FIRST-CLASS MAIL
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DST OUTPUT

BofA Cash Reserves

Semiannual Report, February 28, 2011

© 2011 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-44/114503-0211 (04/11) 11-B511A2

BofATM Funds

Semiannual Report

February 28, 2011

BofA Government Plus Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	5

Statement of Operations	7

Statement of Changes in Net Assets	8

Financial Highlights	10

Notes to Financial Statements	17

Board Consideration and Re-Approval of Advisory Agreement	24

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Government Plus Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating expense ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/10 – 02/28/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,023.80	0.99	1.00	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,023.65	1.14	1.15	0.23
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.65	1.14	1.15	0.23
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.65	1.14	1.15	0.23
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,023.70	1.09	1.10	0.22
Retail A Shares	1,000.00	1,000.00	1,000.00	1,023.65	1.14	1.15	0.23
G-Trust Shares	1,000.00	1,000.00	1,000.10	1,023.80	0.99	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Government Plus Reserves

February 28, 2011 (Unaudited)

Government & Agency Obligations – 57.7%
	Par ($)	Value ($)
U.S. Government Agencies – 52.7%
Federal Farm Credit Bank
0.243% 03/21/12 (03/21/11) (a)(b)	7,000,000	6,999,254
0.244% 12/13/11 (03/13/11) (a)(b)	500,000	500,000
0.284% 01/10/13 (03/10/11) (a)(b)	4,400,000	4,398,753
Federal Home Loan Bank
0.170% 04/27/11 (c)	5,000,000	4,998,654
0.170% 05/04/11 (c)	9,000,000	8,997,280
0.200% 04/29/11 (c)	12,000,000	11,999,564
0.200% 05/18/11 (c)	2,000,000	1,999,133
0.210% 06/01/11 (c)	1,000,000	999,463
0.210% 06/17/11 (c)	2,000,000	1,998,740
0.215% 06/22/11 (c)	3,000,000	2,997,975
0.260% 11/17/11 (c)	8,000,000	7,997,197
0.290% 01/20/12 (04/20/11) (a)(b)	1,900,000	1,899,831
0.520% 04/12/11	5,815,000	5,817,145
0.530% 07/01/11	12,000,000	12,014,626
0.750% 03/18/11	545,000	545,137
0.785% 11/25/11	4,000,000	4,012,337
1.625% 07/27/11	4,000,000	4,022,444
2.625% 05/20/11	15,000,000	15,079,932
Federal Home Loan Mortgage Corp.
0.170% 07/18/11 (c)	7,000,000	6,995,405
0.200% 04/25/11 (c)	10,000,000	9,996,944
0.200% 07/07/11 (c)	3,000,000	2,997,867
0.200% 07/25/11 (c)	18,000,000	17,985,400
0.215% 04/04/11 (c)	15,000,000	14,996,954
0.220% 04/06/11 (c)	5,000,000	4,998,900
0.220% 04/12/11 (c)	5,000,000	4,998,717
0.220% 07/05/11 (c)	8,000,000	7,993,840
0.224% 08/10/12 (03/10/11) (a)(b)	7,900,000	7,895,393
0.225% 06/07/11 (c)	7,000,000	6,995,713
0.230% 03/01/11 (c)	10,000,000	10,000,000
0.235% 05/23/11 (c)	10,000,000	9,994,582
0.240% 07/06/11 (c)	6,350,000	6,344,624
0.250% 08/16/11 (c)	14,000,000	13,983,667
0.353% 04/07/11	63,650,000	63,651,573
0.372% 03/09/11	30,000,000	30,001,457
1.125% 06/01/11	2,400,000	2,405,345
1.625% 04/26/11	5,633,000	5,645,141
2.750% 04/11/11	3,275,000	3,284,350
Federal National Mortgage Association
0.170% 06/01/11 (c)	3,000,000	2,998,697
0.170% 06/02/11 (c)	4,000,000	3,998,243

	Par ($)	Value ($)
0.170% 07/27/11 (c)	18,667,000	18,653,954
0.200% 08/10/11 (c)	5,000,000	4,995,500
0.210% 04/20/11 (c)	5,000,000	4,998,542
0.220% 04/25/11 (c)	5,750,000	5,748,067
0.220% 04/26/11 (c)	4,350,000	4,348,511
0.250% 07/07/11 (c)	720,000	719,360
0.293% 12/20/12 (03/20/11) (a)(b)	3,000,000	2,998,902
0.400% 02/01/13 (05/01/11) (a)(b)	3,050,000	3,049,129
1.375% 04/28/11	2,000,000	2,003,705
2.750% 04/11/11	15,150,000	15,192,774
U.S. Government Agencies Total		398,148,721
U.S. Government Obligations – 5.0%
U.S. Treasury Bill
0.190% 05/26/11 (c)	10,000,000	9,995,461
0.203% 07/07/11 (c)	8,000,000	7,994,240
U.S. Treasury Note
0.875% 04/30/11	16,000,000	16,019,050
1.000% 07/31/11	2,500,000	2,508,380
1.125% 06/30/11	1,000,000	1,003,119
U.S. Government Obligations Total		37,520,250
Total Government & Agency Obligations (cost of $435,668,971)		435,668,971
Repurchase Agreements – 42.2%
Repurchase agreement with Barclays Capital, dated 01/04/11, due 04/04/11 at 0.210%, collateralized by a U.S. Government Agency obligation maturing 07/01/37, market value $15,300,000 (repurchase proceeds $15,007,875)	15,000,000	15,000,000
Repurchase agreement with BNP Paribas, dated 02/23/11, due 04/28/11 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 01/01/41, market value $7,140,000 (repurchase proceeds $7,002,364)	7,000,000	7,000,000

See Accompanying Notes to Financial Statements.

2

BofA Government Plus Reserves

February 28, 2011 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with BNP Paribas, dated 02/28/11, due 03/01/11 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 12/28/12, market value $38,110,000 (repurchase proceeds $37,000,206)	37,000,000	37,000,000
Repurchase agreement with Goldman Sachs, dated 02/22/11, due 03/01/11 at 0.170%, collateralized by U.S. Government Agency obligations with various maturities to 02/15/41, market value $23,460,776 (repurchase proceeds $23,000,760)	23,000,000	23,000,000
Repurchase agreement with Goldman Sachs, dated 02/28/11, due 03/01/11 at 0.210%, collateralized by U.S. Government Agency obligations with various maturities to 04/30/12, market value $38,110,223 (repurchase proceeds $37,000,216)	37,000,000	37,000,000
Repurchase agreement with Mizuho Securities USA, Inc., dated 02/28/11, due 03/01/11 at 0.220%, collateralized by U.S. Treasury obligations with various maturities to 02/15/21, market value $82,637,460 (repurchase proceeds $81,017,495)	81,017,000	81,017,000
Repurchase agreement with Morgan Stanley, dated 02/28/11, due 03/01/11 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 06/18/12, market value $38,110,000 (repurchase proceeds $37,000,206)	37,000,000	37,000,000

	Par ($)	Value ($)
Repurchase agreement with RBC Capital Markets, dated 02/28/11, due 03/01/11 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 09/15/40, market value $37,740,001 (repurchase proceeds $37,000,206)	37,000,000	37,000,000
Repurchase agreement with RBS Securities, Inc., dated 01/20/11, due 04/19/11, at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 01/20/61, market value $8,160,479 (repurchase proceeds $8,003,956)	8,000,000	8,000,000
Repurchase agreement with UBS Securities LLC, dated 02/28/11, due 03/01/11 at 0.220%, collateralized by U.S. Government Agency obligations with various maturities to 08/03/18, market value $38,096,391 (repurchase proceeds $37,000,226)	37,000,000	37,000,000
Total Repurchase Agreements (cost of $319,017,000)		319,017,000
Total Investments – 99.9% (cost of $754,685,971) (d)		754,685,971
Other Assets & Liabilities, Net – 0.1%		388,908
Net Assets – 100.0%		755,074,879

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2011.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  The rate shown represents the discount rate at the date of purchase.

(d)  Cost for federal income tax purposes is $754,685,971.

See Accompanying Notes to Financial Statements.

3

BofA Government Plus Reserves

February 28, 2011 (Unaudited)

The following table summarizes the inputs used, as of February 28, 2011, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$435,668,971	$—	$435,668,971
Total Repurchase Agreements	—	319,017,000	—	319,017,000
Total Investments	$—	$754,685,971	$—	$754,685,971

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund had no transfers between Levels 1 and 2 during the period ended February 28, 2011.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2011, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	57.7
Repurchase Agreements	42.2
99.9
Other Assets & Liabilities, Net	0.1
100.0

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – BofA Government Plus Reserves
February 28, 2011 (Unaudited)

		($)
Assets	Repurchase agreement, at amortized cost approximating value	319,017,000
	Investments, at amortized cost approximating value	435,668,971
	Total investments, at value	754,685,971
	Cash	836
	Interest receivable	527,812
	Expense reimbursement due from investment advisor	15,891
	Trustees' deferred compensation plan	56,592
	Prepaid expenses	16,417
	Other assets	38,210
	Total Assets	755,341,729
Liabilities	Payable for:
	Fund shares repurchased	25,934
	Distributions	1,419
	Investment advisory fee	79,303
	Pricing and bookkeeping fees	14,819
	Transfer agent fee	6,856
	Trustees' fees	28,374
	Audit fee	22,270
	Custody fee	7,331
	Shareholder administration fees	614
	Chief compliance officer expenses	1,056
	Reports to shareholders	21,923
	Trustees' deferred compensation plan	56,592
	Other liabilities	359
	Total Liabilities	266,850
	Net Assets	755,074,879
Net Assets Consist of	Paid-in capital	755,299,125
	Overdistributed net investment income	(51,358)
	Accumulated net realized loss	(172,888)
	Net Assets	755,074,879

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities (continued) – BofA Government Plus Reserves
February 28, 2011 (Unaudited)

Capital Class Shares	Net assets	$473,517,696
	Shares outstanding	473,516,476
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$81,765,797
	Shares outstanding	81,765,621
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$5,137,477
	Shares outstanding	5,137,465
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$69,280,273
	Shares outstanding	69,280,119
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$62,447,287
	Shares outstanding	62,447,171
	Net asset value per share	$1.00
Retail A Shares	Net assets	$4,289,645
	Shares outstanding	4,289,638
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$58,636,704
	Shares outstanding	58,636,549
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

6

Statement of Operations – BofA Government Plus Reserves
For the Six Months Ended February 28, 2011 (Unaudited)

		($)
Investment Income	Interest	941,206
Expenses	Investment advisory fee	739,875
	Administration fee	205,418
	Service fee:
	Liquidity Class Shares	6,368
	Adviser Class Shares	118,247
	Retail A Shares	2,265
	Shareholder administration fee:
	Trust Class Shares	46,856
	Institutional Class Shares	11,186
	Transfer agent fee	19,289
	Pricing and bookkeeping fees	75,937
	Trustees' fees	16,436
	Custody fee	20,725
	Chief compliance officer expenses	4,230
	Other expenses	156,649
	Total Expenses	1,423,481
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(417,956)
	Fees waived by distributor:
	Liquidity Class Shares	(3,093)
	Trust Class Shares	(32,551)
	Adviser Class Shares	(104,464)
	Institutional Class Shares	(4,960)
	Retail A Shares	(1,600)
	Fees waived by shareholder service provider—Liquidity Class Shares	(2,548)
	Expense reductions	(136)
	Net Expenses	856,173
	Net Investment Income	85,033
	Net realized gain on investments	1,935
	Net Increase Resulting from Operations	86,968

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – BofA Government Plus Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2011 ($)	Year Ended August 31, 2010 ($)
Operations	Net investment income	85,033	218,413
	Net realized gain (loss) on investments	1,935	(34,671)
	Net increase resulting from operations	86,968	183,742
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(71,523)	(180,803)
	Trust Class Shares	—	(34)
	Institutional Class Shares	(1,594)	(6,299)
	Retail A Shares	—	(1)
	G-Trust Shares	(11,918)	(31,276)
	Total distributions to shareholders	(85,035)	(218,413)
	Net Capital Stock Transactions	(114,609,230)	(878,905,407)
	Contribution from advisor (See Note 7)	325,079	—
	Total decrease in net assets	(114,282,218)	(878,940,078)
Net Assets	Beginning of period	869,357,097	1,748,297,175
	End of period	755,074,879	869,357,097
	Overdistributed net investment income at end of period	(51,358)	(51,356)

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – BofA Government Plus Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	1,103,139,855	1,103,139,855	4,919,500,092	4,919,500,092
Distributions reinvested	17,780	17,780	88,530	88,530
Redemptions	(1,164,824,374)	(1,164,824,374)	(5,456,157,771)	(5,456,157,771)
Net decrease	(61,666,739)	(61,666,739)	(536,569,149)	(536,569,149)
Trust Class Shares
Subscriptions	61,252,005	61,252,005	200,315,134	200,315,134
Distributions reinvested	—	—	2	2
Redemptions	(88,496,067)	(88,496,067)	(308,217,154)	(308,217,154)
Net decrease	(27,244,062)	(27,244,062)	(107,902,018)	(107,902,018)
Liquidity Class Shares
Redemptions	—	—	(10,641)	(10,641)
Net decrease	—	—	(10,641)	(10,641)
Adviser Class Shares
Subscriptions	621,744,437	621,744,437	337,982,007	337,982,007
Redemptions	(636,344,957)	(636,344,957)	(354,349,262)	(354,349,262)
Net decrease	(14,600,520)	(14,600,520)	(16,367,255)	(16,367,255)
Institutional Class Shares
Subscriptions	148,544,853	148,544,853	216,996,030	216,996,030
Distributions reinvested	1,580	1,580	6,299	6,299
Redemptions	(139,718,753)	(139,718,753)	(354,734,689)	(354,734,689)
Net increase (decrease)	8,827,680	8,827,680	(137,732,360)	(137,732,360)
Retail A Shares
Subscriptions	6,920	6,920	81,035	81,035
Distributions reinvested	—	—	1	1
Redemptions	(525,258)	(525,259)	(1,992,494)	(1,992,494)
Net decrease	(518,338)	(518,339)	(1,911,458)	(1,911,458)
G-Trust Shares
Subscriptions	149,334,469	149,334,469	414,926,266	414,926,266
Distributions reinvested	874	874	2,462	2,462
Redemptions	(168,742,593)	(168,742,593)	(493,341,254)	(493,341,254)
Net decrease	(19,407,250)	(19,407,250)	(78,412,526)	(78,412,526)

See Accompanying Notes to Financial Statements.

9

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,								Period Ended August 31,		Year Ended October 31,
Capital Class Shares	2011		2010 (a)(b)		2009		2008		2007		2006 (c)(d)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(e)	0.008		0.034		0.051		0.037		0.027
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(e)	(0.008)		(0.034)		(0.051)		(0.037)		(0.027)
Increase from Contribution from Advisor	—	(e)	—		—		—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.03%		0.80%		3.49	%(i)	5.22%		3.81	%(h)	2.72%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.20	%(j)(k)	0.19	%(j)	0.20	%(j)	0.20	%(j)	0.20	%(j)	0.20	%(j)(k)	0.20%
Waiver/Reimbursement	0.10	%(k)	0.09%		0.08%		0.10%		0.13%		0.12	%(k)	0.11%
Net investment income	0.03	%(j)(k)	0.03	%(j)	0.67	%(j)	3.31	%(i)(j)	5.10	%(j)	4.42	%(j)(k)	2.62%
Net assets, end of period (000s)	$473,518		$534,988		$1,071,570		$562,837		$339,180		$317,986		$431,820

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  The Fund changed its fiscal year end from October 31 to August 31.

(d)  Effective November 21, 2005, Institutional Shares were renamed Capital Class Shares.

(e)  Rounds to less than $0.001 per share.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return at net asset value assuming all distributions reinvested. For the six months ended February 28, 2011, BofA Government Plus Reserves received a capital contribution from the Advisor which had an impact of less than 0.01% on total return.

(h)  Not annualized.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months					Period
	Ended					Ended
	February 28,		Year Ended August 31,			August 31,
Trust Class Shares	2011		2010 (a)(b)		2009	2008 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	0.007	0.009
Less Distributions to Shareholders:
From net investment income	—		—	(d)	(0.007)	(0.009)
Increase from Contribution from Advisor	—	(d)	—		—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00
Total return (e)(f)	0.00	%(g)	0.00	%(h)	0.71%	0.94	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.23	%(j)	0.21%		0.30%	0.30	%(j)
Waiver/Reimbursement	0.17	%(j)	0.17%		0.08%	0.10	%(j)
Net investment income (i)	—		—	%(h)	0.62%	2.22	%(j)
Net assets, end of period (000s)	$81,766		$108,968		$216,878	$219,620

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Trust Class Shares commenced operations on March 31, 2008.

(d)  Rounds to less than $0.001 per share.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return at net asset value assuming all distributions reinvested. For the six months ended February 28, 2011, BofA Government Plus Reserves received a capital contribution from the Advisor which had an impact of less than 0.01% on total return.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,
Liquidity Class Shares	2011		2010 (a)(b)		2009		2008	2007	2006 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(e)	0.007		0.033	0.049	0.035
Less Distributions to Shareholders:
From net investment income	—		—	(e)	(0.007)		(0.033)	(0.049)	(0.035)
Increase from Contribution from Advisor	—	(e)	—		—		—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	0.00	%(h)	0.00%		0.66	%(i)	3.36%	5.03%	3.50	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.23	%(k)	0.22%		0.34%		0.35%	0.35%	0.35	%(k)
Waiver/Reimbursement	0.32	%(k)	0.31%		0.19%		0.20%	0.23%	0.22	%(k)
Net investment income (j)	—		—	%(l)	0.12	%(i)	3.30%	4.92%	4.38	%(k)
Net assets, end of period (000s)	$5,137		$5,136		$5,147		$11	$11	$10

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  The Fund changed its fiscal year end from October 31 to August 31.

(d)  Liquidity Class Shares commenced operations on November 17, 2005.

(e)  Rounds to less than $0.001 per share.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return at net asset value assuming all distributions reinvested. For the six months ended February 28, 2011, BofA Government Plus Reserves received a capital contribution from the Advisor which had an impact of less than 0.01% impact on total return.

(h)  Not annualized.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,								Period Ended August 31,		Year Ended October 31,
Adviser Class Shares	2011		2010 (a)(b)		2009		2008		2007		2006 (c)(d)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—		0.006		0.032		0.049		0.035		0.024
Less Distributions to Shareholders:
From net investment income	—		—		(0.006)		(0.032)		(0.049)		(0.035)		(0.024)
Increase from Contribution from Advisor	—	(k)	—		—		—		—		—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.00%		0.58	%(h)	3.24	%(h)	4.96%		3.59	%(g)	2.47%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.23	%(i)(j)	0.22	%(i)	0.43	%(i)	0.45	%(i)	0.45	%(i)	0.45	%(i)(j)	0.45%
Waiver/Reimbursement	0.32	%(j)	0.31%		0.10%		0.10%		0.13%		0.13	%(j)	0.12%
Net investment income	—		—		0.68	%(h)(i)	2.41	%(h)(i)	4.85	%(i)	4.17	%(i)(j)	2.37%
Net assets, end of period (000s)	$69,280		$83,849		$100,232		$156,679		$2,001		$8,256		$18,213

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  The Fund changed its fiscal year end from October 31 to August 31.

(d)  Effective November 21, 2005, Preferred Shares were renamed Adviser Class Shares.

(e)  Total return at net asset value assuming all distributions reinvested. For the six months ended February 28, 2011, BofA Government Plus Reserves received a capital contribution from the Advisor which had an impact of less than 0.01% on total return.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than $0.001 per share.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,
Institutional Class Shares	2011		2010 (a)(b)	2009		2008		2007	2006 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income (loss)	—	(e)	— (e)	0.008		0.034		0.051	0.035
Less Distributions to Shareholders:
From net investment income	—	(e)	— (e)	(0.008)		(0.034)		(0.051)	(0.035)
Increase from Contribution from Advisor	—	(e)	—	—		—		—	—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(h)(i)	0.01%	0.76	%(j)	3.45	%(j)	5.18%	3.59	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.22	%(l)	0.21%	0.24%		0.24%		0.24%	0.24	%(l)
Waiver/Reimbursement	0.12	%(l)	0.11%	0.08%		0.10%		0.13%	0.12	%(l)
Net investment income (k)	0.01	%(l)	0.01%	0.58	%(j)	3.24	%(j)	5.06%	4.37	%(l)
Net assets, end of period (000s)	$62,447		$53,599	$191,321		$72,527		$50,724	$38,695

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  The Fund changed its fiscal year end from October 31 to August 31.

(d)  Institutional Class Shares commenced operations on November 17, 2005.

(e)  Rounds to less than $0.001 per share.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return at net asset value assuming all distributions reinvested. For the six months ended February 28, 2011, BofA Government Plus Reserves received a capital contribution from the Advisor which had an impact of less than 0.01% on total return.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,
Retail A Shares	2011		2010 (a)(b)		2009	2008	2007	2006 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(e)	0.007	0.033	0.050	0.035
Less Distributions to Shareholders:
From net investment income	—		—	(e)	(0.007)	(0.033)	(0.050)	(0.035)
Increase from Contribution from Advisor	—	(e)	—		—	—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(i)	0.71%	3.39%	5.12%	3.51	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.23	%(k)	0.21%		0.30%	0.30%	0.30%	0.30	%(k)
Waiver/Reimbursement	0.17	%(k)	0.17%		0.08%	0.10%	0.13%	0.12	%(k)
Net investment income (j)	—		—	%(i)	0.75%	3.38%	5.02%	4.39	%(k)
Net assets, end of period (000s)	$4,290		$4,806		$6,718	$8,694	$9,761	$10,660

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  The Fund changed its fiscal year end from October 31 to August 31.

(d)  Retail A Shares commenced operations on November 21, 2005.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested. For the six months ended February 28, 2011, BofA Government Plus Reserves received a capital contribution from the Advisor which had an impact of less than 0.01% on total return.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,
G-Trust Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)(d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	— (e)	0.008	0.034	0.051	0.035
Less Distributions to Shareholders:
From net investment income	—	(e)	— (e)	(0.008)	(0.034)	(0.051)	(0.035)
Increase from Contribution from Advisor	—	(e)	—	—	—	—	—
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.01	%(h)	0.03%	0.80%	3.49%	5.22%	3.59	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20	%(j)	0.19%	0.20%	0.20%	0.20%	0.20	%(j)
Waiver/Reimbursement	0.10	%(j)	0.09%	0.08%	0.10%	0.13%	0.12	%(j)
Net investment income (i)	0.03	%(j)	0.02%	0.81%	3.45%	5.10%	4.44	%(j)
Net assets, end of period (000s)	$58,637		$78,011	$156,431	$189,029	$187,636	$198,528

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  The Fund changed its fiscal year end from October 31 to August 31.

(d)  G-Trust Shares were initially offered on November 21, 2005. Per share data and total return reflect activity from that date.

(e)  Rounds to less than $0.001 per share.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return at net asset value assuming all distributions reinvested. For the six months ended February 28, 2011, BofA Government Plus Reserves received a capital contribution from the Advisor which had an impact of less than 0.01% on total return.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements – BofA Government Plus Reserves
February 28, 2011 (Unaudited)

Note 1. Organization

BofA Government Plus Reserves (the "Fund") a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – prices determined using quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the "amendment"), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both

17

BofA Government Plus Reserves, February 28, 2011 (Unaudited)

recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. For the six month period ended February 28, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which became effective for interim and annual periods beginning after December 15, 2010.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC ("BofA"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. BofA is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown

18

BofA Government Plus Reserves, February 28, 2011 (Unaudited)

because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2010 was as follows:

Distributions paid from:
Ordinary Income*	$218,413

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2011	$9,005
2012	204
2013	1,068
2014	89,176
2015	1,719
2016	38,980
2018	4,902
Total	$145,054

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.18%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.16% of the Fund's average net assets through December 31, 2011. There is no guarantee that this expense limitation will continue after December 31, 2011.

For the six month period ended February 28, 2011, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.14% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the

19

BofA Government Plus Reserves, February 28, 2011 (Unaudited)

combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.067%
Over $125 billion	0.020%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a Sub-Administration Agreement. BofA pays State Street a fee for all services received under this Agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the Current State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Prior to May 1, 2010, the Trust had entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with BofA. Under the Services Agreement, BofA provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed BofA for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by BofA in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing, and the services that were provided thereunder are covered under an amended and restated administration agreement with BofA.

Transfer Agent Fee

Prior to May 1, 2010, Columbia Management Services, Inc. (the "Former Transfer Agent"), an affiliate of BofA Global Capital Management and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and had contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Effective January 1, 2010, the Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees),calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Fund.

The Former Transfer Agent was also entitled to retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Fund. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Effective May 1, 2010, Boston Financial Data Services, Inc. (the "Current Transfer Agent") acts as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Current Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month

20

BofA Government Plus Reserves, February 28, 2011 (Unaudited)

period ended February 28, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plan:	Current Rate (after fee waivers)		Plan Limit
Liquidity Class shares	0.15	%*	0.25	%**
Servicing Plans:
Liquidity Class shares	0.15	%*	0.25	%**
Adviser Class shares	0.25%		0.25%
Retail A shares	0.10%		0.10%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2011 at an annual rate of 0.10% of the Fund's Liquidity Class shares average daily net assets, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2011. The amount of the waiver is included in the fees waived by shareholder service provider on the Statement of Operations.

**  To the extent that any Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted a shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2011, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2011.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

21

BofA Government Plus Reserves, February 28, 2011 (Unaudited)

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares.

Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

On February 28, 2011, the Board of Trustees voted to terminate the deferred compensation plans, with a distribution of balances owed to be paid at a later date.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2011, these custody credits reduced total expenses by $136 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six month period ended February 28, 2011, the Fund did not borrow under these arrangements.

Note 7. Capital Contribution

During the six month period ended February 28, 2011, BofA made a voluntary capital contribution to the Fund of $325,079.

Note 8. Shares of Beneficial Interest

As of February 28, 2011, 98.0% of the Fund's shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 28, 2011, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

22

BofA Government Plus Reserves, February 28, 2011 (Unaudited)

Note 9. Significant Risks and Contingencies

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

23

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Reserves, BofA Government Plus Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 4, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). The Fee Consultant's role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms' length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant's report is available at www.bofacapital.com.

In preparation for the November meeting, the Board met in September for review and discussion of the materials described below. The Board also met in June to discuss each Fund's performance, including its overall portfolio management, with the Fund's investment team. In addition to these meetings, the Board receives performance and other reports at its quarterly meetings. During this period, the Board's Contracts Review Committee also met to assist the Board in preparation for the November meeting. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on behalf of the Trustees were also made available to the Board. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. The most recent investment adviser registration form for BoAA was made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and legal compliance programs of the Funds and BoAA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

The Board evaluated the ability of BoAA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the

24

nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds to BoAA for investment advisory services (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board also received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in each Fund's respective Peer Group (as defined below). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses was fully utilized. The Board noted that these arrangements were voluntary and could be modified by the Distributor and/or BoAA at any time. The Board also considered the purchase of certain assets held by some of the Funds by an affiliate of BoAA and a capital support program that had been implemented to enhance certain Fund's "shadow" net asset values, which benefitted Fund shareholders. The Board noted that such efforts, as with the voluntary fee waivers and expense reimbursements undertaken by BoAA and the Distributor, were voluntary and may not be repeated at any future time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined by Lipper Inc. ("Lipper") to be most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market funds. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund's one- and three-year performance compared to Actual Management Rates; and (ii) each Fund's one- and three-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Fund Performance. The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as to each Fund's benchmark index. The Board also considered information regarding how BoAA and its affiliates analyze and manage potential risks. The Board noted that the Funds' generally underperformed their peers in the more recent periods, but considered that BoAA's overall investment approach emphasizes liquidity and capital preservation.

25

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that BoAA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board also considered information from management regarding the impact of decreases in overall Fund assets on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including separate accounts, institutional investors and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other BoAA clients, based on information provided by BoAA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding any "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board concluded that any such benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from BoAA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receive from BoAA and its affiliates throughout the year. In this regard, the Board, including through its Committees, reviews reports of BoAA at each of the quarterly meetings, which include, among other things, Fund performance reports and presentations relating to such reports. In addition, the Board confers with the Funds' investment personnel at various times throughout the year.

Fund-Specific Considerations for Certain "Review" Funds. The Board reviewed the above-referenced information for each Fund. For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios, and/or performance information relative to a Fund's Peer Group and/or Universe.

BofA Government Plus Reserves – The Board engaged in further review of BofA Government Plus Reserves because its Actual Management Rate and total expenses were above the median range of its Peer Group and its performance over a one-year period was below the median range of its Peer Group.

For each "Review" Fund, the Board noted other factors such as the Fund's expense cap and waiver arrangements and BoAA's emphasis on liquidity and capital preservation. The Board also noted the implementation of changes to BoAA's cash management platform throughout 2009-2010. Taking into account these matters and other factors considered, the Board concluded that each Fund's Actual Management Rate, total expenses and performance were acceptable.

26

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

27

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Plus Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended February 28 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Beginning on May 1, 2010, the Columbia money market funds were renamed BofA funds and their distributor, Columbia Management Distributors, Inc. was renamed BofA Distributors, Inc.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

29

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

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BofA Government Plus Reserves

Semiannual Report, February 28, 2011

© 2011 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-44/114606-0211 (04/11) 11-O0K6M2

BofATM Funds

Semiannual Report

February 28, 2011

BofA Government Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	4

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	10

Notes to Financial Statements	20

Board Consideration and Re-Approval of Advisory Agreement	27

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Government Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating expense ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/10 – 02/28/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,000.00	1,023.90	0.89	0.90	0.18
Trust Class	1,000.00	1,000.00	1,000.00	1,023.90	0.89	0.90	0.18
Liquidity Class	1,000.00	1,000.00	1,000.00	1,023.90	0.89	0.90	0.18
Adviser Class	1,000.00	1,000.00	1,000.00	1,023.90	0.89	0.90	0.18
Investor Class	1,000.00	1,000.00	1,000.00	1,023.90	0.89	0.90	0.18
Daily Class	1,000.00	1,000.00	1,000.00	1,023.85	0.94	0.95	0.19
Class A Shares	1,000.00	1,000.00	1,000.00	1,023.90	0.89	0.90	0.18
Institutional Class	1,000.00	1,000.00	1,000.00	1,023.90	0.89	0.90	0.18
Retail A Shares	1,000.00	1,000.00	1,000.00	1,023.90	0.89	0.90	0.18
G-Trust Shares	1,000.00	1,000.00	1,000.00	1,023.90	0.89	0.90	0.18

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Government Reserves

February 28, 2011 (Unaudited)

Government & Agency Obligations – 100.8%
	Par ($)	Value ($)
U.S. Government Agencies – 85.6%
Federal Farm Credit Bank
0.110% 03/16/11 (a)	43,000,000	42,998,029
0.140% 03/01/11 (a)	25,000,000	25,000,000
0.160% 03/24/11 (a)	22,000,000	21,997,751
0.160% 04/05/11 (a)	43,000,000	42,993,311
0.190% 05/26/11 (a)	30,000,000	29,986,383
0.200% 06/06/11 (a)	22,000,000	21,988,144
0.210% 07/01/11 (a)	30,000,000	29,978,650
0.230% 07/25/11 (a)	13,000,000	12,987,874
0.232% 03/27/12 (03/27/11) (b)(c)	65,250,000	65,245,135
0.243% 03/21/12 (03/21/11) (b)(c)	85,000,000	84,990,944
0.244% 12/13/11 (03/13/11) (b)(c)	42,500,000	42,500,000
0.250% 03/01/12 (03/01/11) (b)(c)	100,000,000	99,979,702
0.284% 12/13/12 (03/13/11) (b)(c)	41,000,000	41,000,000
0.284% 01/10/13 (03/10/11) (b)(c)	99,700,000	99,671,736
2.625% 04/21/11	35,809,000	35,931,111
Federal Home Loan Bank
0.070% 03/01/11 (a)	1,396,333,000	1,396,333,000
0.090% 03/04/11 (a)	368,126,000	368,123,239
0.130% 04/20/11 (a)	187,000,000	186,966,236
0.130% 04/25/11 (a)	108,000,000	107,978,550
0.130% 05/18/11 (a)	389,000,000	388,890,432
0.130% 05/20/11 (a)	87,175,000	87,149,816
0.130% 05/25/11 (a)	130,000,000	129,960,097
0.140% 04/27/11 (a)	110,000,000	109,975,617
0.140% 05/11/11 (a)	269,000,000	268,925,726
0.140% 05/13/11 (a)	133,835,000	133,797,006
0.140% 05/18/11 (a)	43,350,000	43,336,851
0.140% 05/25/11 (a)	156,348,000	156,296,318
0.160% 03/16/11 (a)	60,000,000	59,996,000
0.160% 04/08/11 (a)	145,000,000	144,975,511
0.160% 05/04/11 (a)	53,800,000	53,784,697
0.160% 07/06/11 (a)	25,000,000	24,985,889
0.160% 07/15/11 (a)	87,000,000	86,947,413
0.160% 07/22/11 (a)	61,000,000	60,961,231
0.165% 03/02/11 (a)	173,000,000	172,999,207
0.165% 05/11/11 (a)	108,000,000	107,964,855
0.170% 04/06/11 (a)	312,000,000	311,946,960
0.170% 04/15/11 (a)	252,000,000	251,946,450
0.170% 04/27/11 (a)	124,850,000	124,816,395
0.170% 05/04/11 (a)	110,000,000	109,966,756
0.175% 04/08/11 (a)	347,000,000	346,935,901
0.175% 04/15/11 (a)	112,000,000	111,975,500

	Par ($)	Value ($)
0.175% 04/25/11 (a)	195,000,000	194,947,865
0.175% 05/04/11 (a)	158,450,000	158,400,705
0.175% 06/03/11 (a)	82,000,000	81,962,531
0.180% 03/07/11 (a)	5,858,000	5,857,824
0.180% 05/04/11 (a)	61,565,000	61,545,299
0.185% 04/25/11 (a)	25,000,000	24,992,934
0.190% 03/14/11 (a)	73,000,000	72,994,991
0.190% 04/29/11 (a)	16,834,000	16,828,758
0.200% 04/20/11	155,425,000	155,420,212
0.200% 04/29/11	100,000,000	99,996,366
0.200% 05/04/11 (a)	22,000,000	21,992,178
0.200% 05/11/11 (a)	101,000,000	100,960,161
0.200% 05/18/11 (a)	22,000,000	21,990,467
0.200% 06/03/11 (a)	43,000,000	42,977,544
0.200% 06/08/11 (a)	30,070,000	30,053,462
0.200% 07/27/11 (a)	37,975,000	37,943,776
0.205% 05/04/11 (a)	27,330,000	27,320,040
0.205% 05/12/11 (a)	23,297,000	23,287,448
0.210% 03/14/11	147,000,000	146,998,878
0.210% 04/26/11 (a)	7,399,000	7,396,583
0.210% 05/04/11 (a)	31,000,000	30,988,427
0.210% 06/01/11 (a)	19,000,000	18,989,803
0.210% 06/17/11 (a)	94,997,000	94,937,152
0.210% 07/08/11 (a)	87,000,000	86,934,533
0.215% 06/15/11 (a)	12,000,000	11,992,403
0.215% 06/17/11 (a)	31,600,000	31,579,618
0.215% 06/22/11 (a)	113,200,000	113,123,606
0.220% 03/30/11 (a)	133,000,000	132,976,429
0.230% 05/18/11 (a)	21,100,000	21,089,485
0.230% 06/01/11 (a)	68,477,000	68,436,751
0.290% 01/20/12 (04/20/11) (b)(c)	81,300,000	81,292,775
0.300% 10/21/11	38,750,000	38,747,775
0.375% 03/18/11	22,000,000	22,001,698
0.520% 04/12/11	35,000,000	35,011,991
0.530% 07/01/11	36,750,000	36,794,791
0.700% 04/18/11	14,000,000	14,008,610
0.785% 11/25/11	35,000,000	35,107,946
2.625% 05/20/11	40,000,000	40,213,152
2.875% 03/11/11	41,500,000	41,530,565
3.250% 03/11/11	14,500,000	14,512,177
5.375% 08/19/11	9,240,000	9,463,615
U.S. Government Agencies Total		8,358,785,747
U.S. Government Obligations – 15.2%
U.S. Treasury Bill
0.075% 03/03/11 (d)	304,000,000	303,998,733
0.145% 06/02/11 (d)	82,000,000	81,969,945
0.160% 03/03/11 (d)	209,000,000	208,998,142
0.160% 03/24/11 (d)	110,000,000	109,988,756

See Accompanying Notes to Financial Statements.

2

BofA Government Reserves

February 28, 2011 (Unaudited)

Government & Agency Obligations (continued)
	Par ($)	Value ($)
0.170% 03/31/11 (d)	184,000,000	183,973,933
0.180% 03/31/11 (d)	72,000,000	71,989,200
0.190% 05/26/11 (d)	107,000,000	106,951,434
0.203% 07/07/11 (d)	96,000,000	95,930,880
0.210% 06/02/11 (d)	93,000,000	92,949,548
U.S. Treasury Note
1.000% 07/31/11	25,000,000	25,083,795
1.125% 06/30/11	123,000,000	123,368,796
4.875% 05/31/11	75,000,000	75,874,897
U.S. Government Obligations Total		1,481,078,059
Total Government & Agency Obligations (cost of $9,839,863,806)		9,839,863,806
Total Investments – 100.8% (cost of $9,839,863,806) (e)		9,839,863,806
Other Assets & Liabilities, Net – (0.8)%		(80,139,993)
Net Assets – 100.0%		9,759,723,813

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2011.

(c)  Parenthetical date represents the effective maturity date for the security.

(d)  The rate shown represents the annualized yield at the date of purchase.

(e)  Cost for federal income tax purposes is $9,839,863,806.

The following table summarizes the inputs used, as of February 28, 2011, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$9,839,863,806	$—	$9,839,863,806
Total Investments	$—	$9,839,863,806	$—	$9,839,863,806

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund had no transfers between Levels 1 and 2 during the period ended February 28, 2011.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2011, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
U.S. Government Agencies	85.6
U.S. Government Obligations	15.2
100.8
Other Assets & Liabilities, Net	(0.8)
100.0

See Accompanying Notes to Financial Statements.

3

Statement of Assets and Liabilities – BofA Government Reserves
February 28, 2011 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	9,839,863,806
	Cash	253
	Receivable for:
	Fund shares sold	9,490
	Interest	3,282,458
	Expense reimbursement due from investment advisor	25,824
	Trustees' deferred compensation plan	39,977
	Prepaid expenses	143,144
	Total Assets	9,843,364,952
Liabilities	Payable for:
	Investments purchased	81,969,945
	Fund shares repurchased	129,785
	Distributions	20,141
	Investment advisory fee	900,680
	Administration fee	280,229
	Pricing and bookkeeping fees	17,281
	Transfer agent fee	88,842
	Trustees' fees	87,031
	Custody fee	23,249
	Chief compliance officer expenses	2,550
	Trustees' deferred compensation plan	39,977
	Other liabilities	81,429
	Total Liabilities	83,641,139
	Net Assets	9,759,723,813
Net Assets Consist of	Paid-in capital	9,760,321,239
	Undistributed net investment income	70,110
	Accumulated net realized loss	(667,536)
	Net Assets	9,759,723,813

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities (continued) – BofA Government Reserves
February 28, 2011 (Unaudited)

Capital Class Shares	Net assets	$6,109,718,868
	Shares outstanding	6,110,183,456
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$1,969,067,580
	Shares outstanding	1,969,208,075
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$184,384,753
	Shares outstanding	184,397,802
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$606,218,012
	Shares outstanding	606,263,199
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$13,431,352
	Shares outstanding	13,432,356
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$180,052,670
	Shares outstanding	180,066,344
	Net asset value per share	$1.00
Class A Shares	Net assets	$1,643,284
	Shares outstanding	1,643,407
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$608,191,586
	Shares outstanding	608,237,115
	Net asset value per share	$1.00
Retail A Shares	Net assets	$29,041,294
	Shares outstanding	29,043,493
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$57,974,414
	Shares outstanding	57,978,774
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

5

Statement of Operations – BofA Government Reserves
For the Six Months Ended February 28, 2011 (Unaudited)

		($)
Investment Income	Interest	8,523,206
Expenses	Investment advisory fee	7,072,318
	Administration fee	4,644,879
	Distribution fee:
	Investor Class Shares	7,581
	Daily Class Shares	490,195
	Class A Shares	861
	Service fee:
	Liquidity Class Shares	275,502
	Adviser Class Shares	838,920
	Investor Class Shares	18,952
	Daily Class Shares	350,140
	Retail A Shares	13,671
	Shareholder administration fee:
	Trust Class Shares	883,975
	Class A Shares	3,012
	Institutional Class Shares	163,329
	Transfer agent fee	126,832
	Pricing and bookkeeping fees	84,545
	Trustees' fees	32,996
	Custody fee	58,240
	Chief compliance officer expenses	9,750
	Other expenses	415,909
	Total Expenses	15,491,607
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(3,933,932)
	Fees waived by distributor:
	Trust Class Shares	(881,298)
	Liquidity Class Shares	(165,722)
	Adviser Class Shares	(837,671)
	Investor Class Shares	(26,481)
	Daily Class Shares	(839,481)
	Class A Shares	(3,868)
	Institutional Class Shares	(160,764)
	Retail A Shares	(13,599)
	Fees waived by shareholder service provider—Liquidity Class Shares	(110,201)
	Expense reductions	(862)
	Net Expenses	8,517,728
	Net Investment Income	5,478
	Net realized gain on investments	97,470
	Net Increase Resulting from Operations	102,948

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets – BofA Government Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2011 ($)	Year Ended August 31, 2010 ($)
Operations	Net investment income	5,478	153,103
	Net realized gain on investments	97,470	27,106
	Net increase resulting from operations	102,948	180,209
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(34,508)	(196,851)
	Trust Class Shares	(8,962)	(9,437)
	Liquidity Class Shares	(885)	(1,303)
	Adviser Class Shares	(3,041)	(4,264)
	Investor Class Shares	(80)	(304)
	Daily Class Shares	(954)	(3,007)
	Class A Shares	(8)	(31)
	Institutional Class Shares	(3,043)	(5,893)
	Retail A Shares	(144)	(178)
	G-Trust Shares	(381)	(2,572)
	Total distributions to shareholders	(52,006)	(223,840)
	Net Capital Stock Transactions	306,257,869	(10,841,384,859)
	Total increase (decrease) in net assets	306,308,811	(10,841,428,490)
Net Assets	Beginning of period	9,453,415,002	20,294,843,492
	End of period	9,759,723,813	9,453,415,002
	Undistributed net investment income at end of period	70,110	116,638

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets (continued) – BofA Government Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	9,768,933,222	9,768,933,222	18,218,608,180	18,218,608,179
Distributions reinvested	25,307	25,307	144,444	144,444
Redemptions	(8,847,827,392)	(8,847,827,391)	(24,741,627,040)	(24,741,627,039)
Net increase (decrease)	921,131,137	921,131,138	(6,522,874,416)	(6,522,874,416)
Trust Class Shares
Subscriptions	2,700,774,408	2,700,774,408	2,991,256,555	2,991,256,555
Distributions reinvested	94	94	120	120
Redemptions	(2,307,663,695)	(2,307,663,695)	(4,093,611,617)	(4,093,611,618)
Net increase (decrease)	393,110,807	393,110,807	(1,102,354,942)	(1,102,354,943)
Liquidity Class Shares
Subscriptions	1,009,465,420	1,009,465,420	1,516,457,350	1,516,457,350
Distributions reinvested	598	598	1,303	1,303
Redemptions	(1,100,932,772)	(1,100,932,772)	(2,104,837,703)	(2,104,837,703)
Net decrease	(91,466,754)	(91,466,754)	(588,379,050)	(588,379,050)
Adviser Class Shares
Subscriptions	1,071,408,906	1,071,408,906	4,343,106,940	4,343,106,940
Distributions reinvested	510	510	4,095	4,095
Redemptions	(1,162,196,917)	(1,162,196,917)	(4,694,064,863)	(4,694,064,864)
Net decrease	(90,787,501)	(90,787,501)	(350,953,828)	(350,953,829)
Investor Class Shares
Subscriptions	15,187,635	15,187,635	205,649,913	205,649,913
Distributions reinvested	1	1	230	230
Redemptions	(19,437,217)	(19,437,217)	(305,270,630)	(305,270,630)
Net decrease	(4,249,581)	(4,249,581)	(99,620,487)	(99,620,487)
Daily Class Shares
Subscriptions	181,236,459	181,236,459	910,846,558	910,846,558
Distributions reinvested	14	14	3,007	3,007
Redemptions	(471,100,888)	(471,100,888)	(1,463,596,956)	(1,463,596,956)
Net decrease	(289,864,415)	(289,864,415)	(552,747,391)	(552,747,391)
Class A Shares
Subscriptions	4,020	4,020	1,381,571	1,381,572
Distributions reinvested	6	6	27	27
Redemptions	(303,635)	(303,635)	(13,215,911)	(13,215,911)
Net decrease	(299,609)	(299,609)	(11,834,313)	(11,834,312)
Institutional Class Shares
Subscriptions	927,132,236	927,132,236	2,798,405,536	2,798,405,537
Distributions reinvested	2,299	2,299	4,370	4,370
Redemptions	(1,415,344,699)	(1,415,344,699)	(4,369,509,041)	(4,369,509,041)
Net decrease	(488,210,164)	(488,210,164)	(1,571,099,135)	(1,571,099,134)

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – BofA Government Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	523,584	523,583	2,519,337	2,519,337
Distributions reinvested	109	109	175	175
Redemptions	(4,282,190)	(4,282,190)	(11,756,597)	(11,756,597)
Net decrease	(3,758,497)	(3,758,498)	(9,237,085)	(9,237,085)
G-Trust Shares
Subscriptions	95,961,694	95,961,694	230,930,071	230,930,071
Distributions reinvested	17	17	65	65
Redemptions	(135,309,265)	(135,309,265)	(263,214,348)	(263,214,348)
Net decrease	(39,347,554)	(39,347,554)	(32,284,212)	(32,284,212)

See Accompanying Notes to Financial Statements.

9

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2011		2010 (a)(b)		2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	—	(f)	0.0071	0.0334		0.0508	0.0204		0.0348
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	—	(f)	(0.0071)	(0.0334)		(0.0508)	(0.0204)		(0.0348)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (g)(h)	0.00	%(i)(j)	0.00	%(j)	0.71%	3.39	%(k)	5.20%	2.06	%(i)	3.53%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.18	%(m)	0.16%		0.20%	0.20%		0.20%	0.20	%(m)	0.20%
Waiver/Reimbursement	0.08	%(m)	0.10%		0.05%	0.05%		0.06%	0.07	%(m)	0.07%
Net investment income (l)	—	%(j)(m)	—	%(j)	0.68%	3.08	%(k)	5.08%	4.89	%(m)	3.50%
Net assets, end of period (000s)	$6,109,719		$5,188,621		$11,711,498	$7,646,775		$3,287,530	$1,671,184		$1,306,727

(a)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(b)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2011		2010 (a)(b)		2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	—		0.0061	0.0324		0.0498	0.0200		0.0338
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	—	(f)	(0.0061)	(0.0324)		(0.0498)	(0.0200)		(0.0338)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (g)(h)	0.00	%(i)(j)	0.00	%(j)	0.61%	3.29	%(k)	5.10%	2.01	%(i)	3.43%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.18	%(m)	0.16%		0.29%	0.30%		0.30%	0.30	%(m)	0.30%
Waiver/Reimbursement	0.18	%(m)	0.20%		0.06%	0.05%		0.06%	0.07	%(m)	0.07%
Net investment income (l)	—	%(j)(m)	—		0.56%	2.44	%(k)	4.98%	4.76	%(m)	3.44%
Net assets, end of period (000s)	$1,969,068		$1,575,967		$2,678,358	$1,948,302		$207,516	$300,750		$387,210

(a)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(b)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2011		2010 (a)(b)		2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		0.0057	0.0319		0.0493	0.0198		0.0333
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	—	(f)	(0.0057)	(0.0319)		(0.0493)	(0.0198)		(0.0333)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (g)(h)	0.00	%(i)(j)	0.00	%(j)	0.57%	3.23	%(k)	5.04%	1.99	%(i)	3.38%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.18	%(m)	0.16%		0.34%	0.35%		0.35%	0.35	%(m)	0.35%
Waiver/Reimbursement	0.33	%(m)	0.35%		0.16%	0.15%		0.16%	0.17	%(m)	0.17%
Net investment income (l)	—		—	%(j)	0.61%	2.93	%(k)	4.93%	4.73	%(m)	3.40%
Net assets, end of period (000s)	$184,385		$275,844		$864,213	$1,225,417		$719,348	$890,545		$687,275

(a)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(b)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2011		2010 (a)(b)		2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	—		0.0051	0.0309		0.0483	0.0194		0.0323
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	—	(f)	(0.0051)	(0.0309)		(0.0483)	(0.0194)		(0.0323)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (g)(h)	0.00	%(i)(j)	0.00	%(j)	0.51%	3.13	%(k)	4.94%	1.95	%(i)	3.28%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.18	%(m)	0.16%		0.42%	0.45%		0.45%	0.45	%(m)	0.45%
Waiver/Reimbursement	0.33	%(m)	0.35%		0.08%	0.05%		0.06%	0.07	%(m)	0.07%
Net investment income (l)	—	%(j)(m)	—		0.57%	2.97	%(k)	4.83%	4.64	%(m)	3.28%
Net assets, end of period (000s)	$606,218		$696,992		$1,047,967	$1,820,646		$1,378,942	$1,119,732		$1,026,932

(a)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(b)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2011		2010 (a)(b)		2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		0.0046	0.0299	0.0473	0.0189		0.0313
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	—	(f)	(0.0046)	(0.0299)	(0.0473)	(0.0189)		(0.0313)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (g)(h)	0.00	%(i)(j)	0.00	%(j)	0.46%	3.03%	4.84%	1.91	%(i)	3.17%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.18	%(l)	0.16%		0.46%	0.55%	0.55%	0.55	%(l)	0.55%
Waiver/Reimbursement	0.43	%(l)	0.45%		0.14%	0.05%	0.06%	0.07	%(l)	0.07%
Net investment income (k)	—		—		0.42%	2.99%	4.74%	4.51	%(l)	3.11%
Net assets, end of period (000s)	$13,431		$17,681		$117,298	$107,656	$345,746	$373,641		$364,023

(a)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(b)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed it's per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose it's per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2011		2010 (a)(b)		2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		0.0036	0.0274		0.0448	0.0179		0.0288
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	—	(f)	(0.0036)	(0.0274)		(0.0448)	(0.0179)		(0.0288)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (g)(h)	0.00	%(i)(j)	0.00	%(j)	0.36%	2.77	%(k)	4.57%	1.80	%(i)	2.92%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.19	%(m)	0.16%		0.56%	0.80	%(k)	0.80%	0.80	%(m)	0.80%
Waiver/Reimbursement	0.67	%(m)	0.70%		0.29%	0.05%		0.06%	0.07	%(m)	0.07%
Net investment income (l)	—		—		0.36%	2.57	%(k)	4.48%	4.26	%(m)	3.06%
Net assets, end of period (000s)	$180,053		$469,892		$1,022,642	$898,522		$719,973	$540,518		$591,846

(a)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(b)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Class A Shares	2011		2010 (a)(b)		2009	2008	2007 (c)	2006 (d)		2006 (e)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(f)	—		0.0043	0.0290	0.0463	0.0185		0.0303
Less Distributions to Shareholders:
From net investment income	—	(f)(g)	—	(h)	(0.0043)	(0.0290)	(0.0463)	(0.0185)		(0.0303)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (i)(j)	0.00	%(k)(l)	0.00	%(l)	0.43%	2.94%	4.73%	1.86	%(k)	3.07%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (m)	0.18	%(n)	0.16%		0.51%	0.65%	0.65%	0.65	%(n)	0.65%
Waiver/Reimbursement	0.53	%(n)	0.55%		0.19%	0.05%	0.06%	0.07	%(n)	0.07%
Net investment income (m)	—		—		0.41%	2.84%	4.63%	4.44	%(n)	2.98%
Net assets, end of period (000s)	$1,643		$1,943		$13,777	$11,110	$13,497	$24,002		$16,903

(a)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(b)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(c)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(d)  The Fund changed its fiscal year end from March 31 to August 31.

(e)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(f)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(g)  Rounds to less than $0.001 per share.

(h)  Rounds to less than $0.0001 per share.

(i)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(j)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(k)  Not annualized.

(l)  Rounds to less than 0.01%.

(m)  The benefits derived from expense reductions had an impact of less than 0.01%.

(n)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2011		2010 (a)(b)		2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	—		0.0067	0.0330		0.0504	0.0202		0.0344
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	—	(f)	(0.0067)	(0.0330)		(0.0504)	(0.0202)		(0.0344)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (g)(h)	0.00	%(i)(j)	0.00	%(j)	0.67%	3.35	%(k)	5.16%	2.04	%(i)	3.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.18	%(m)	0.16%		0.24%	0.24%		0.24%	0.24	%(m)	0.24%
Waiver/Reimbursement	0.12	%(m)	0.14%		0.05%	0.05%		0.06%	0.07	%(m)	0.07%
Net investment income (l)	—	%(j)(m)	—		0.66%	2.98	%(k)	5.04%	4.82	%(m)	3.56%
Net assets, end of period (000s)	$608,192		$1,096,358		$2,667,449	$2,617,573		$897,083	$193,420		$186,164

(a)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(b)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Retail A Shares	2011		2010 (a)(b)		2009	2008	2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—		0.0062	0.0325	0.0499	0.0200		0.0146
Less Distributions to Shareholders:
From net investment income	—	(e)(f)	—	(g)	(0.0062)	(0.0325)	(0.0499)	(0.0200)		(0.0146)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (h)(i)	0.00	%(j)(k)	0.00	%(k)	0.62%	3.30%	5.11%	2.02	%(j)	1.47	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.18	%(m)	0.16%		0.29%	0.29%	0.29%	0.29	%(m)	0.29	%(m)
Waiver/Reimbursement	0.17	%(m)	0.19%		0.05%	0.05%	0.06%	0.07	%(m)	0.07	%(m)
Net investment income (l)	—		—		0.66%	3.27%	4.99%	4.77	%(m)	4.06	%(m)
Net assets, end of period (000s)	$29,041		$32,799		$42,038	$54,591	$56,879	$63,573		$68,003

(a)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(b)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Retail A Shares commenced operations on November 21, 2005.

(e)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(f)  Rounds to less than $0.001 per share.

(g)  Rounds to less than $0.0001 per share.

(h)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(i)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(j)  Not annualized.

(k)  Rounds to less than 0.01%.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2011		2010 (a)(b)		2009	2008	2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)(f)	—	(g)	0.0071	0.0334	0.0508	0.0204		0.0149
Less Distributions to Shareholders:
From net investment income	—	(e)(f)	—	(g)	(0.0071)	(0.0334)	(0.0508)	(0.0204)		(0.0149)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (h)(i)	0.00	%(j)(k)	0.00	%(k)	0.71%	3.39%	5.20%	2.06	%(j)	1.50	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.18	%(m)	0.16%		0.20%	0.20%	0.20%	0.20	%(m)	0.20	%(m)
Waiver/Reimbursement	0.08	%(m)	0.10%		0.05%	0.05%	0.06%	0.07	%(m)	0.07	%(m)
Net investment income (l)	—	%(k)(m)	—	%(k)	0.75%	3.40%	5.08%	4.88	%(m)	4.14	%(m)
Net assets, end of period (000s)	$57,974		$97,318		$129,606	$191,126	$230,740	$261,651		$246,188

(a)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(b)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  G-Trust shares commenced operations on November 21, 2005.

(e)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(f)  Rounds to less than $0.001 per share.

(g)  Rounds to less than $0.0001 per share.

(h)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(i)  Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(j)  Not annualized.

(k)  Rounds to less than 0.01%.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – BofA Government Reserves
February 28, 2011 (Unaudited)

Note 1. Organization

BofA Government Reserves (the "Fund") a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers ten classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – prices determined using quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the "amendment"), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure

20

BofA Government Reserves, February 28, 2011 (Unaudited)

fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. For the six month period ended February 28, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which became be effective for interim and annual periods beginning after December 15, 2010.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

21

BofA Government Reserves, February 28, 2011 (Unaudited)

The tax character of distributions paid during the year ended August 31, 2010 was as follows:

Distributions paid from:
Ordinary Income*	$223,840

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2013	$16,283
2014	748,723
Total	$765,006

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2011. There is no guarantee that this expense limitation will continue after December 31, 2011.

For the six month period ended February 28, 2011, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a Sub-Administration Agreement. BofA pays State Street a fee for all services received under this Agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement")

22

BofA Government Reserves, February 28, 2011 (Unaudited)

with State Street Bank and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the Current State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Prior to May 1, 2010, the Trust had entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with BofA. Under the Services Agreement, BofA provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed BofA for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by BofA in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing, and the services that were provided thereunder are covered under an amended and restated administration agreement with BofA.

Transfer Agent Fee

Prior to May 1, 2010, Columbia Management Services, Inc. (the "Former Transfer Agent"), an affiliate of BofA Global Capital Management and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and had contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Effective January 1, 2010, the Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Fund.

The Former Transfer Agent was also entitled to retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Fund. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Effective May 1, 2010, Boston Financial Data Services, Inc. (the "Current Transfer Agent") acts as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Current Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or

23

BofA Government Reserves, February 28, 2011 (Unaudited)

reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Retail A shares	0.09%	0.09%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2011 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2011.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Class A shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2011, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2011.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to

24

BofA Government Reserves, February 28, 2011 (Unaudited)

exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 28, 2011, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the six month
2014	2013	2012	2011	recovery	period ended 02/28/2011
$3,014,853	$7,840,967	$14,732,652	$7,400,332	$32,988,804	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year. Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations.

The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

On February 28, 2011, the Board of Trustees voted to terminate the deferred compensation plans, with a distribution of balances owed to be paid at a later date.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2011, these custody credits reduced total expenses by $862 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also

25

BofA Government Reserves, February 28, 2011 (Unaudited)

accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six month period ended February 28, 2011, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of February 28, 2011, 98.7% of the Fund's shares outstanding were beneficially owned by three participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 28, 2011, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

26

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Reserves, BofA Government Plus Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 4, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). The Fee Consultant's role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms' length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant's report is available at www.bofacapital.com.

In preparation for the November meeting, the Board met in September for review and discussion of the materials described below. The Board also met in June to discuss each Fund's performance, including its overall portfolio management, with the Fund's investment team. In addition to these meetings, the Board receives performance and other reports at its quarterly meetings. During this period, the Board's Contracts Review Committee also met to assist the Board in preparation for the November meeting. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on behalf of the Trustees were also made available to the Board. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. The most recent investment adviser registration form for BoAA was made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and legal compliance programs of the Funds and BoAA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

The Board evaluated the ability of BoAA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's

27

compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds to BoAA for investment advisory services (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board also received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in each Fund's respective Peer Group (as defined below). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses was fully utilized. The Board noted that these arrangements were voluntary and could be modified by the Distributor and/or BoAA at any time. The Board also considered the purchase of certain assets held by some of the Funds by an affiliate of BoAA and a capital support program that had been implemented to enhance certain Fund's "shadow" net asset values, which benefitted Fund shareholders. The Board noted that such efforts, as with the voluntary fee waivers and expense reimbursements undertaken by BoAA and the Distributor, were voluntary and may not be repeated at any future time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined by Lipper Inc. ("Lipper") to be most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market funds. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund's one- and three-year performance compared to Actual Management Rates; and (ii) each Fund's one- and three-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Fund Performance. The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the

28

performance results of each Fund's Peer Group and Universe, as well as to each Fund's benchmark index. The Board also considered information regarding how BoAA and its affiliates analyze and manage potential risks. The Board noted that the Funds' generally underperformed their peers in the more recent periods, but considered that BoAA's overall investment approach emphasizes liquidity and capital preservation.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that BoAA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board also considered information from management regarding the impact of decreases in overall Fund assets on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including separate accounts, institutional investors and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other BoAA clients, based on information provided by BoAA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding any "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board concluded that any such benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from BoAA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receive from BoAA and its affiliates throughout the year. In this regard, the Board, including through its Committees, reviews reports of BoAA at each of the quarterly meetings, which include, among other things, Fund performance reports and presentations relating to such reports. In addition, the Board confers with the Funds' investment personnel at various times throughout the year.

Fund-Specific Considerations for Certain "Review" Funds. The Board reviewed the above-referenced information for each Fund. For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios, and/or performance information relative to a Fund's Peer Group and/or Universe.

BofA Government Reserves—The Board engaged in further review of BofA Government Reserves because its Actual Management Rate and total expenses were above the median range of its Peer Group and its performance over certain periods was below the median range of its Peer Group.

For each "Review" Fund, the Board noted other factors such as the Fund's expense cap and waiver arrangements and

29

BoAA's emphasis on liquidity and capital preservation. The Board also noted the implementation of changes to BoAA's cash management platform throughout 2009-2010. Taking into account these matters and other factors considered, the Board concluded that each Fund's Actual Management Rate, total expenses and performance were acceptable.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

30

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended February 28 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Beginning on May 1, 2010, the Columbia money market funds were renamed BofA funds and their distributor, Columbia Management Distributors, Inc. was renamed BofA Distributors, Inc.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

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DST OUTPUT

BofA Government Reserves

Semiannual Report, February 28, 2011

© 2011 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-44/114604-0211 (04/11) 11-14X6F4

BofATM Funds

Semiannual Report

February 28, 2011

■  BofA Connecticut Municipal Reserves

■  BofA Massachusetts Municipal Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	3

Statements of Assets and Liabilities	10

Statements of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	15

Notes to Financial Statements	19

Board Consideration and Re-Approval of Advisory Agreement	26

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Connecticut Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating expense ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/10 – 02/28/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Retail A Shares	1,000.00	1,000.00	1,000.10	1,023.36	1.44	1.45	0.29
G-Trust Shares	1,000.00	1,000.00	1,000.60	1,023.80	0.99	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Understanding Your Expenses – BofA Massachusetts Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating expense ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

09/01/10 – 02/28/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Retail A Shares	1,000.00	1,000.00	1,000.20	1,023.46	1.34	1.35	0.27
G-Trust Shares	1,000.00	1,000.00	1,000.60	1,023.80	0.99	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

2

Investment Portfolio – BofA Connecticut Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds – 95.3%
	Par ($)	Value ($)
Connecticut – 72.5%
CT Avon
Series 2010,
1.500% 11/01/11	1,000,000	1,007,619
CT Bloomfield
Series 2010 A,
1.500% 10/15/11	1,250,000	1,258,400
Series 2010 B,
1.500% 10/15/11	620,000	624,166
CT Bridgeport
Series 2001 C,
Pre-refunded 08/15/11, 5.375% 08/15/18	1,210,000	1,236,562
CT Darien
Series 2010,
1.000% 03/17/11	4,175,000	4,176,269
CT Development Authority
Imperial Electric Assembly,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.440% 05/01/21 (03/03/11) (a)(b)	985,000	985,000
Rand-Whitney Containerboard LP,
Series 1993, AMT, LOC: Bank of Montreal 0.260% 08/01/23 (03/02/11) (a)(b)	5,000,000	5,000,000
CT Glastonbury
Series 2004,
4.000% 08/01/11	785,000	796,798
CT Groton
Series 2010,
1.500% 07/26/11	3,210,000	3,224,607
CT Health & Educational Facilities Authority
Yale University Eagle,
Series 2005 A, LIQ FAC: Citibank N.A. 0.260% 07/01/35 (03/03/11) (a)(b)	1,375,000	1,375,000
Eastern Connecticut Health,
Series 2010 E, LOC: TD Bank N.A. 0.240% 07/01/34 (03/03/11) (a)(b)	5,000,000	5,000,000

	Par ($)	Value ($)
Hospital for Special Care,
Series 2010 E, LOC: Federal Home Loan Bank of Boston 0.240% 07/01/37 (03/03/11) (a)(b)	4,000,000	4,000,000
Lawrence & Memorial Hospital, Inc.,
Series 2004 E, LOC: JPMorgan Chase Bank 0.220% 07/01/34 (03/02/11) (a)(b)	2,200,000	2,200,000
Wesleyan University,
Series 2010, LIQ FAC: Citibank N.A. 0.270% 01/01/18 (03/03/11) (a)(b)(c)	4,500,000	4,500,000
St. Francis Hospital & Medical Center,
Series 2008 F, LOC: JPMorgan Chase Bank 0.270% 07/01/47 (03/03/11) (a)(b)	4,500,000	4,500,000
The Hotchkiss School,
Series 2000 A, SPA: U.S. Bank N.A. 0.200% 07/01/30 (03/03/11) (a)(b)	5,000,000	5,000,000
The Taft School,
Series 2000 E, LOC: Wells Fargo Bank N.A. 0.350% 07/01/30 (03/02/11) (a)(b)	3,000,000	3,000,000
CT Housing Finance Authority
CIL Realty, Inc.,
Series 2008, LOC: HSBC Bank USA N.A. 0.250% 07/01/32 (03/03/11) (a)(b)	3,090,000	3,090,000
Series 2007, AMT,
SPA: Bank of New York 0.320% 11/15/15 (03/02/11) (a)(b)	5,890,000	5,890,000
Series 2009 A-1,
SPA: JPMorgan Chase Bank 0.210% 05/15/39 (03/01/11) (a)(b)	2,960,000	2,960,000
Series 2009 A-2,
SPA: State Street Bank and Trust Co. 0.210% 05/15/39 (03/01/11) (a)(b)	3,080,000	3,080,000

See Accompanying Notes to Financial Statements.

3

BofA Connecticut Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2009 C-2,
SPA: Federal Home Loan Bank of Boston 0.300% 11/15/36 (03/03/11) (a)(b)	1,000,000	1,000,000
Series 2010 F-2,
SPA: Federal Home Loan Bank of Boston 0.230% 11/15/30 (03/03/11) (a)(b)	3,770,000	3,770,000
CT Litchfield
Series 2011,
1.500% 02/08/12	2,210,000	2,227,168
CT Milford
Series 2003:
3.500% 11/01/11	200,000	203,798
4.500% 11/01/11	300,000	307,709
CT Regional School District No. 14
Series 2010,
2.000% 06/15/11	945,000	949,257
CT Regional School District No. 5
Series 2010 B,
2.000% 07/15/11	980,000	985,777
CT Stamford
Series 2010 A,
2.000% 12/01/11	1,055,000	1,066,872
CT State
Series 2005 A-1,
SPA: Dexia Credit Local 0.310% 03/01/23 (03/03/11) (a)(b)	1,500,000	1,500,000
Series 2005 C,
5.000% 06/01/11	605,000	611,868
Series 2009 B,
2.000% 03/01/11	300,000	300,000
Transportation Infrastructure,
Series 1998 A, 5.500% 10/01/11	1,100,000	1,131,395
CT Trumbull
Series 2007,
4.125% 09/01/11	300,000	305,418
Series 2010,
2.000% 06/01/11	500,000	501,960
CT University of Connecticut
Series 2011,
LIQ FAC: Citibank N.A. 0.260% 02/15/18 (03/03/11) (a)(b)(c)	890,000	890,000

	Par ($)	Value ($)
CT West Hartford
Series 2001,
4.500% 01/15/12	300,000	310,476
CT Westport
Series 2010,
2.000% 11/01/11	525,000	530,794
Connecticut Total		79,496,913
Illinois – 1.2%
IL Chicago Heights
Chicago Heights Fitness,
Series 2002 A, LOC: JPMorgan Chase Bank 0.480% 03/01/17 (03/03/11) (a)(b)	1,330,000	1,330,000
Illinois Total		1,330,000
Oklahoma – 0.6%
OK Industries Authority
Amateur Softball Association,
Series 2002, LOC: JPMorgan Chase Bank 0.780% 06/01/14 (03/03/11) (a)(b)	610,000	610,000
Oklahoma Total		610,000
Puerto Rico – 17.8%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 0.320% 07/01/30 (03/03/11) (a)(b)	2,795,000	2,795,000
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG 0.260% 08/01/47 (03/03/11) (a)(b)	4,765,000	4,765,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998 A,
LOC: Bank of Nova Scotia 0.230% 07/01/28 (03/02/11) (a)(b)	2,720,000	2,720,000

See Accompanying Notes to Financial Statements.

4

BofA Connecticut Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E,
Pre-refunded 02/01/12, 5.500% 08/01/29	2,155,000	2,253,032
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
Series 2007,
GTY AGMT: Dexia Credit Local 0.420% 08/01/42 (03/03/11) (a)(b)	7,000,000	7,000,000
Puerto Rico Total		19,533,032
Utah – 0.5%
UT County of Salt Lake
Community Foundation for the Disabled,
Series 2000, LOC: Wells Fargo Bank N.A. 0.400% 08/01/30 (03/03/11) (a)(b)	490,000	490,000
Utah Total		490,000
Wisconsin – 2.7%
WI Ashland
Larson-Juhl U.S. LLC,
Series 2000, AMT, LOC: Wells Fargo Bank. N.A. 0.470% 07/01/20 (03/04/11) (a)(b)	3,000,000	3,000,000
Wisconsin Total		3,000,000
Total Municipal Bonds (cost of $104,459,945)		104,459,945
Closed-End Investment Company – 3.7%
Other – 3.7%
Nuveen Premier Insured Municipal Income Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.510% 12/01/40 (03/03/11) (a)(b)(c)	4,000,000	4,000,000
Other Total		4,000,000
Total Closed-End Investment Company (cost of $4,000,000)		4,000,000
Total Investments – 99.0% (cost of $108,459,945) (d)		108,459,945
Other Assets & Liabilities, Net – 1.0%		1,122,516
Net Assets – 100.0%		109,582,461

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2011.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, these securities, which are not illiquid, amounted to $9,390,000 or 8.6% of net assets for the Fund.

(d)  Cost for federal income tax purposes is $108,459,945.

The following table summarizes the inputs used, as of February 28, 2011, in valuaing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$104,459,945	$—	$104,459,945
Total Closed-End Investment Company	—	4,000,000	—	4,000,000
Total Investments	$—	$108,459,945	$—	$108,459,945

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund had no transfers between Levels 1 and 2 during the period ended February 28, 2011.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Acronym	Name
AMT	Alternative Minimum Tax

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

At February 28, 2011, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	95.3
Closed-End Investment Company	3.7
99.0
Other Assets & Liabilities, Net	1.0
100.0

See Accompanying Notes to Financial Statements.

5

Investment Portfolio – BofA Massachusetts Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds – 95.3%
	Par ($)	Value ($)
Massachusetts – 89.4%
MA Barclays Capital Municipal Trust Receipts
Harvard University,
Series 2010, LIQ FAC: Barclays Bank PLC 0.230% 12/15/34 (03/03/11) (a)(b)(c)	6,600,000	6,600,000
MA Bay Transportation Authority
General Transportation,
Series 1994 A: Insured: FGIC 7.000% 03/01/11	1,655,000	1,655,000
Insured: NPFGC 7.000% 03/01/11	1,500,000	1,500,000
Series 2003 A,
5.250% 07/01/11	1,000,000	1,016,013
Series 2008,
LIQ FAC: Dexia Credit Local 0.320% 07/01/26 (03/03/11) (a)(b)	3,187,000	3,187,000
MA Carlisle
Series 2011,
1.000% 11/18/11	6,000,000	6,022,351
MA Cohasset
Series 2010,
1.500% 12/09/11	2,039,150	2,052,975
Series 2011,
1.000% 06/17/11	7,500,000	7,511,867
MA Department of Transportation
Series 2010 A2,
LOC: Wells Fargo Bank N.A. 0.250% 01/01/37 (03/02/11) (a)(b)	2,500,000	2,500,000
Series 2010,
SPA: JPMorgan Chase Bank 0.260% 01/01/29 (03/02/11) (a)(b)	5,000,000	5,000,000
MA Deutsche Bank Spears/Lifers Trust
Massachusetts State College Building Authority,
Series 2008, GTY AGMT: Deutsche Bank A.G., LIQ FAC: Deutsche Bank A.G. 0.260% 05/01/39 (03/03/11) (a)(b)	3,580,000	3,580,000

	Par ($)	Value ($)
MA Development Finance Agency
Abby Kelly Foster Charter,
Series 2008, LOC: TD Bank N.A. 0.240% 09/01/38 (03/03/11) (a)(b)	4,900,000	4,900,000
Babson College,
Series 2008 A, LOC: FHLB 0.230% 10/01/32 (03/03/11) (a)(b)	8,275,000	8,275,000
Boston University:
Series 2008 U3, LOC: BNP Paribas 0.220% 10/01/40 (03/03/11) (a)(b)	5,000,000	5,000,000
Series 2008 U6C, LOC: JPMorgan Chase Bank 0.220% 10/01/42 (03/01/11) (a)(b)	2,845,000	2,845,000
P-Floats-PT-923,
100 Lansdowne Street Project, Series 2004, AMT, LIQ FAC: FHLMC: 0.360% 01/01/36 (03/03/11) (a)(b)	3,720,000	3,720,000
Series 2010,
LOC: JPMorgan Chase Bank 0.330% 04/06/11	4,800,000	4,800,000
The Fay School, Inc.,
Series 2008, LOC: TD Bank N.A. 0.240% 04/01/38 (03/03/11) (a)(b)	6,600,000	6,600,000
MA Eagle Tax-Exempt Trust
Massachusetts State Water Resource Authority,
Series 2009 A, Pre-refunded 08/01/2011, LIQ FAC: Citibank N.A. 0.260% 08/01/27 (03/03/11) (a)(b)(c)	1,500,000	1,500,000
MA Health & Educational Facilities Authority
Amherst College,
Series 2009 K-2, 2.750% 11/01/38 (01/04/12) (a)(d)	500,000	507,571

See Accompanying Notes to Financial Statements.

6

BofA Massachusetts Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Harrington Memorial,
Series 2008 A, LOC: TD Bank N.A. 0.240% 07/01/38 (03/02/11) (a)(b)	5,000,000	5,000,000
Partners Healthcare Systems:
Series 2003 D-5, 0.160% 07/01/17 (03/01/11) (a)(b)(d)	1,200,000	1,200,000
Series 2005 F-3, SPA: Citibank N.A. 0.250% 07/01/40 (03/03/11) (a)(b)	1,400,000	1,400,000
Series 2008,
LOC: TD Banknorth N.A. 0.220% 02/01/38 (03/01/11) (a)(b)	1,270,000	1,270,000
MA Housing Finance Agency
ROCS RRII R 11684,
Series 2008, AMT, LIQ FAC: Citibank N.A. 0.320% 06/01/41 (03/03/11) (a)(b)(c)	5,415,000	5,415,000
MA Industrial Finance Agency
120 Chestnut Street LP,
Series 1992, LOC: Sumitomo Bank Ltd. 0.240% 08/01/26 (03/02/11) (a)(b)	2,725,000	2,725,000
Berkshire School, Inc.,
Series 1990, LOC: JPMorgan Chase Bank 0.280% 09/01/20 (03/02/11) (a)(b)	2,800,000	2,800,000
MA Manchester by-the-Sea
Series 2010,
1.250% 05/27/11	2,400,000	2,404,352
MA New Bedford
Municipal Purpose Loan,
Series 2001, Pre-refunded 05/01/11, 5.000% 05/01/21	3,000,000	3,053,113
MA Newton
Quality School,
Series 2009 A, 3.000% 04/01/11	1,020,000	1,022,292

	Par ($)	Value ($)
MA Puttable Floating Option Tax-Exempt Receipts
Massachusetts Bay Transit Authority,
Series 2007, LIQ FAC: Dexia Credit Local 0.400% 07/01/30 (03/03/11) (a)(b)	13,355,000	13,355,000
Massachusetts State Development Finance Agency,
Haverhill Mills Project, Series 2008, AMT, LIQ FAC: FHLMC: 0.360% 11/01/37 (03/03/11) (a)(b)	9,000,000	9,000,000
Series 2008, AMT,
LIQ FAC: FHLMC 0.360% 05/01/50 (03/03/11) (a)(b)	8,980,000	8,980,000
MA Quincy
Series 2010,
2.000% 07/29/11	5,480,000	5,513,857
MA Shrewsbury
Series 2010,
1.500% 11/18/11	6,800,000	6,852,469
MA State
Massachusetts State Special Obligation Dedicated Tax Revenue,
Series 2007, LOC: Dexia Credit Local 0.350% 01/01/34 (03/03/11) (a)(b)	2,500,000	2,500,000
Series 2001 C,
Pre-refunded 12/01/11: 5.125% 12/01/20	1,100,000	1,137,330
5.375% 12/01/18	1,000,000	1,035,702
Series 2002 C,
5.500% 11/01/11	1,500,000	1,548,508
Series 2005 B,
5.000% 08/01/11	1,735,000	1,768,249
Series 2008 C27,
SPA: Wells Fargo Bank N.A. 0.260% 11/01/25 (03/02/11) (a)(b)(c)	1,600,000	1,600,000
Series 2009 A:
2.000% 03/01/11	1,000,000	1,000,000
5.000% 03/01/11	2,565,000	2,565,000
MA University of Massachusetts Building Authority
Series 2008 1,
LOC: Lloyds TSB Bank PLC 0.240% 05/01/38 (03/02/11) (a)(b)	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

7

BofA Massachusetts Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MA Water Pollution Abatement
Series 2002,
5.000% 08/01/11	500,000	509,545
Series 2007,
4.000% 08/01/11	1,000,000	1,014,754
MA Water Resources Authority
Series 2002 C,
LOC: Landesbank Hessen-Thüringen 0.210% 08/01/20 (03/01/11) (a)(b)	4,030,000	4,030,000
Series 2008 E,
SPA: JPMorgan Chase Bank 0.230% 08/01/37 (03/03/11) (a)(b)	2,810,000	2,810,000
MA Wellesley
Series 2010,
2.000% 03/15/11	1,400,000	1,400,921
MA Westborough
Series 2010,
1.500% 08/26/11	1,620,000	1,627,700
MA Weston
Series 2011,
1.500% 02/03/12	1,700,000	1,715,389
Massachusetts Total		180,026,958
Puerto Rico – 5.2%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 0.320% 07/01/30 (03/03/11) (a)(b)	7,225,000	7,225,000
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2008 A,
GTY AGMT: Societe Generale 0.260% 07/01/29 (03/03/11) (a)(b)	3,160,000	3,160,000
Puerto Rico Total		10,385,000

	Par ($)	Value ($)
Washington – 0.7%
WA Kitsap County Industrial Development Corp.
Cara Group LLC,
Series 2003 AMT, LOC: U.S. Bank N.A.
0.470% 03/01/32 (03/03/11) (a)(b)	1,465,000	1,465,000
Washington Total		1,465,000
Total Municipal Bonds (cost of $191,876,958)		191,876,958
Closed-End Investment Company – 4.5%
Other – 4.5%
Nuveen Premier Insured Municipal Income Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.510% 12/01/40 (03/03/11) (a)(b)(c)	9,000,000	9,000,000
Other Total		9,000,000
Total Closed-End Investment Company (cost of $9,000,000)		9,000,000
Total Investments – 99.8% (cost of $200,876,958) (e)		200,876,958
Other Assets & Liabilities, Net – 0.2%		452,280
Net Assets – 100.0%		201,329,238

Notes to Investment Portfolio:

(a)  Parenthetical date represents the effective maturity date for the security.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2011.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, these securities, which are not illiquid, amounted to $24,115,000 or 12.0% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at February 28, 2011.

(e)  Cost for federal income tax purposes is $200,876,958.

See Accompanying Notes to Financial Statements.

8

BofA Massachusetts Municipal Reserves

February 28, 2011 (Unaudited)

The following table summarizes the inputs used, as of February 28, 2011, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$191,876,958	$—	$191,876,958
Total Closed End Investment Company	—	9,000,000	—	9,000,000
Total Investments	$—	$200,876,958	$—	$200,876,958

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund had no transfers between Levels 1 and 2 during the period ended February 28, 2011.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2011, the asset allocation of the fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	95.3
Closed End Investment Company	4.5
99.8
Other Assets & Liabilities, Net	0.2
100.0

Acronym	Name
AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

NPFGC	National Public Finance Guarantee Corp.

PUTTERS	Puttable Tax-Exempt Receipts

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

9

Statements of Assets and Liabilities – BofA Money Market Funds
February 28, 2011 (Unaudited)

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Assets
Investments, at amortized cost approximating value	108,459,945	200,876,958
Cash	2,239	17,670
Receivable for:
Investments sold	1,000,626	—
Fund shares sold	—	750
Interest	169,742	529,550
Expense reimbursement due from investment advisor	25,766	24,073
Trustees' deferred compensation plan	8,869	11,110
Prepaid expenses	1,899	4,594
Other assets	16,389	16,468
Total Assets	109,685,475	201,481,173
Liabilities
Payable for:
Distributions	11,578	22,193
Investment advisory fee	12,798	24,997
Administration fee	—	996
Pricing and bookkeeping fees	8,164	12,446
Transfer agent fee	694	1,860
Trustees' fees	28,375	43,305
Audit fee	22,552	22,140
Custody fee	1,217	1,767
Shareholder service fee—Retail A Shares	176	152
Chief compliance officer expenses	1,002	1,053
Reports to shareholders	7,582	9,864
Trustees' deferred compensation plan	8,869	11,110
Other liabilities	7	52
Total Liabilities	103,014	151,935
Net Assets	109,582,461	201,329,238
Net Assets Consist of
Paid-in capital	109,475,248	201,178,057
Undistributed net investment income	107,491	152,165
Accumulated net realized loss	(278)	(984)
Net Assets	109,582,461	201,329,238
Retail A Shares
Net assets	$1,072,614	$2,505,532
Shares outstanding	1,071,537	2,503,641
Net asset value per share	$1.00	$1.00
G-Trust Shares
Net assets	$108,509,847	$198,823,706
Shares outstanding	108,401,284	198,674,416
Net asset value per share	$1.00	$1.00

See Accompanying Notes to Financial Statements.

10

Statements of Operations – BofA Money Market Funds
For the Six Months Ended February 28, 2011 (Unaudited)

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Investment Income
Interest	190,854	343,268
Expenses
Investment advisory fee	90,875	162,832
Administration fee	32,496	73,271
Shareholder service fee—Retail A Shares	1,160	3,221
Transfer agent fee	2,772	4,083
Pricing and bookkeeping fees	38,739	50,646
Trustees' fees	15,402	10,750
Custody fee	3,483	4,741
Audit fee	19,932	19,490
Legal fees	53,919	53,058
Chief compliance officer expenses	3,808	3,913
Other expenses	27,063	29,482
Total Expenses	289,649	415,487
Fees waived or expenses reimbursed by investment advisor and/or administrator	(167,287)	(195,103)
Fees waived by distributor—Retail A Shares	(95)	(327)
Expense reductions	(35)	(55)
Net Expenses	122,232	220,002
Net Investment Income	68,622	123,266
Net realized loss on investments	(278)	(984)
Net Increase Resulting from Operations	68,344	122,282

See Accompanying Notes to Financial Statements.

11

Statements of Changes in Net Assets – BofA Money Market Funds

Increase (Decrease) in Net Assets	BofA Connecticut Municipal Reserves		BofA Massachusetts Municipal Reserves
	(Unaudited) Six Months Ended February 28, 2011 ($)	Year Ended August 31, 2010 ($)	(Unaudited) Six Months Ended February 28, 2011 ($)	Year Ended August 31, 2010 ($)
Operations
Net investment income	68,622	223,138	123,266	303,714
Net realized gain (loss) on investments	(278)	1,267	(984)	35,788
Net increase resulting from operations	68,344	224,405	122,282	339,502
Distributions to Shareholders
From net investment income:
Retail A Shares	(109)	(7,956)	(526)	(31,759)
G-Trust Shares	(68,469)	(215,225)	(122,686)	(272,010)
Total distributions to shareholders	(68,578)	(223,181)	(123,212)	(303,769)
Net Capital Stock Transactions	(19,741,435)	(171,275,927)	(117,154,671)	(140,903,054)
Total decrease in net assets	(19,741,669)	(171,274,703)	(117,155,601)	(140,867,321)
Net Assets
Beginning of period	129,324,130	300,598,833	318,484,839	459,352,160
End of period	109,582,461	129,324,130	201,329,238	318,484,839
Undistributed net investment income at end of period	107,491	107,447	152,165	152,111

See Accompanying Notes to Financial Statements.

12

Statements of Changes in Net Assets (continued) – BofA Connecticut Municipal Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	960,556	960,556	48,921,740	48,921,740
Distributions reinvested	106	106	7,953	7,953
Redemptions	(18,957,643)	(18,957,643)	(54,453,619)	(54,453,619)
Net decrease	(17,996,981)	(17,996,981)	(5,523,926)	(5,523,926)
G-Trust Shares
Subscriptions	122,469,917	122,469,917	356,633,327	356,633,327
Distributions reinvested	806	806	4,263	4,263
Redemptions	(124,215,176)	(124,215,177)	(522,389,591)	(522,389,591)
Net decrease	(1,744,453)	(1,744,454)	(165,752,001)	(165,752,001)

See Accompanying Notes to Financial Statements.

13

Statements of Changes in Net Assets (continued) – BofA Massachusetts Municipal Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	2,708,792	2,708,792	114,914,681	114,914,681
Distributions reinvested	524	524	31,756	31,756
Redemptions	(77,719,468)	(77,719,468)	(181,390,374)	(181,390,374)
Net decrease	(75,010,152)	(75,010,152)	(66,443,937)	(66,443,937)
G-Trust Shares
Subscriptions	236,621,191	236,621,191	458,328,101	458,328,101
Distributions reinvested	2,760	2,761	4,190	4,190
Redemptions	(278,768,471)	(278,768,471)	(532,791,408)	(532,791,408)
Net decrease	(42,144,520)	(42,144,519)	(74,459,117)	(74,459,117)

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended May 31,
Retail A Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income (e)	—	(f)	— (f)	0.009	0.024	0.033	0.008		0.024
Less Distributions to Shareholders:
From net investment income	—	(f)	— (f)	(0.009)	(0.024)	(0.033)	(0.008)		(0.024)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (g)(h)	0.01	%(i)	0.03%	0.89%	2.38%	3.39%	0.83	%(i)	2.43%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.29	%(k)	0.30%	0.34%	0.30%	0.30%	0.30	%(k)	0.46%
Waiver/Reimbursement	0.29	%(k)	0.17%	0.10%	0.11%	0.21%	0.33	%(k)	0.14%
Net investment income (j)	0.01	%(k)	0.03%	0.91%	2.36%	3.35%	3.30	%(k)	2.41%
Net assets, end of period (000s)	$1,073		$19,085	$24,602	$31,715	$34,621	$22,354		$24,970

(a)  On May 1, 2010, Columbia Connecticut Municipal Reserves was renamed BofA Connecticut Municipal Reserves.

(b)  On December 31, 2009, Columbia Connecticut Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Connecticut Municipal Reserves.

(c)  The Fund changed its fiscal year end from May 31 to August 31.

(d)  On November 18, 2005, the Galaxy Connecticut Municipal Money Market Fund was renamed Columbia Connecticut Municipal Reserves.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Rounds to less than $0.001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended May 31,
G-Trust Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006 (d)(e)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income (f)	0.001		0.001	0.010	0.025	0.034	0.009		0.025
Less Distributions to Shareholders:
From net investment income	(0.001)		(0.001)	(0.010)	(0.025)	(0.034)	(0.009)		(0.025)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (g)(h)	0.06	%(i)	0.13%	0.99%	2.48%	3.50%	0.86	%(i)	2.52%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.20	%(k)	0.20%	0.24%	0.20%	0.20%	0.20	%(k)	0.37%
Waiver/Reimbursement	0.28	%(k)	0.16%	0.10%	0.11%	0.21%	0.33	%(k)	0.13%
Net investment income (j)	0.12	%(k)	0.13%	0.95%	2.41%	3.45%	3.39	%(k)	2.48%
Net assets, end of period (000s)	$108,510		$110,239	$275,997	$251,676	$146,801	$109,635		$74,575

(a)  On May 1, 2010, Columbia Connecticut Municipal Reserves was renamed BofA Connecticut Municipal Reserves.

(b)  On December 31, 2009, Columbia Connecticut Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Connecticut Municipal Reserves.

(c)  The Fund changed its fiscal year end from May 31 to August 31.

(d)  Effective on November 23, 2005, Trust Shares were renamed G-Trust Shares.

(e)  On November 18, 2005, the Galaxy Connecticut Municipal Money Market Fund was renamed Columbia Connecticut Municipal Reserves.

(f)  Per share data was calculated using the average shares outstanding during the period.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended May 31,
Retail A Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income (e)	—	(f)	— (f)	0.009	0.024	0.034	0.008		0.024
Less Distributions to Shareholders:
From net investment income	—	(f)	— (f)	(0.009)	(0.024)	(0.034)	(0.008)		(0.024)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (g)(h)	0.02	%(i)	0.03%	0.94%	2.40%	3.43%	0.84	%(i)	2.47%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.27	%(k)	0.27%	0.32%	0.28%	0.28%	0.28	%(k)	0.42%
Waiver/Reimbursement	0.19	%(k)	0.12%	0.09%	0.08%	0.15%	0.19	%(k)	0.08%
Net investment income (j)	0.01	%(k)	0.03%	0.87%	2.31%	3.38%	3.31	%(k)	2.48%
Net assets, end of period (000s)	$2,506		$77,551	$143,993	$154,075	$106,505	$69,743		$56,919

(a)  On May 1, 2010, Columbia Massachusetts Municipal Reserves was renamed BofA Massachusetts Municipal Reserves.

(b)  On December 31, 2009, Columbia Massachusetts Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Massachusetts Municipal Reserves.

(c)  The Fund changed its fiscal year end from May 31 to August 31.

(d)  On November 18, 2005, Galaxy Massachusetts Municipal Money Market Fund was renamed Columbia Massachusetts Municipal Reserves.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Rounds to less than $0.001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended May 31,
G-Trust Shares	2011 (a)(b)		2010 (a)(b)	2009	2008		2007	2006 (c)		2006 (d)(e)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income (f)	0.001		0.001	0.010	0.025		0.035	0.009		0.025
Less Distributions to Shareholders:
From net investment income	(0.001)		(0.001)	(0.010)	(0.025)		(0.035)	(0.009)		(0.025)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (g)(h)	0.06	%(i)	0.13%	1.03%	2.48	%(j)	3.51%	0.86	%(i)	2.54%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.20	%(l)	0.20%	0.24%	0.20%		0.20%	0.20	%(l)	0.34%
Waiver/Reimbursement	0.18	%(l)	0.11%	0.09%	0.08%		0.15%	0.19	%(l)	0.08%
Net investment income (k)	0.12	%(l)	0.10%	1.01%	2.28%		3.46%	3.39	%(l)	2.54%
Net assets, end of period (000s)	$198,824		$240,934	$315,359	$411,289		$210,826	$159,235		$152,704

(a)  On May 1, 2010, Columbia Massachusetts Municipal Reserves was renamed BofA Massachusetts Municipal Reserves.

(b)  On December 31, 2009, Columbia Massachusetts Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Massachusetts Municipal Reserves.

(c)  The Fund changed its fiscal year end from May 31 to August 31.

(d)  On November 18, 2005, Galaxy Massachusetts Municipal Money Market Fund was renamed Columbia Massachusetts Municipal Reserves.

(e)  Effective on November 23, 2005, Trust Shares were renamed G-Trust Shares.

(f)  Per share data was calculated using the average shares outstanding during the period.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – BofA Money Market Funds
February 28, 2011 (Unaudited)

Note 1. Organization

BofA Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the"1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves (each a "Fund" and collectively, the "Funds"), each a series of the Trust. Each Fund is a non-diversified fund.

Investment Objectives

BofA Connecticut Municipal Reserves seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity. BofA Massachusetts Municipal Reserves seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers two classes of shares: Retail A and G-Trust shares. Retail A shares are only generally available to existing shareholders of Retail A shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – prices determined using quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the "amendment"), Fair Value Measurements and Disclosures

19

BofA Money Market Funds, February 28, 2011 (Unaudited)

(Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. For the six month period ended February 28, 2011, all of the securities held in the Portfolios were Level 2 and there were no transfers to report. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which became effective for interim and annual periods beginning after December 15, 2010.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

20

BofA Money Market Funds, February 28, 2011 (Unaudited)

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2010 was as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$220,899	$2,282	$—
BofA Massachusetts Municipal Reserves	267,686	7,505	28,578

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Funds to an annual rate of 0.19% of each Fund's average net assets through December 31, 2011. There is no guarantee that this expense limitation will continue after December 31, 2011.

For the six month period ended February 28, 2011, the annualized effective investment advisory fee rates, net of fee waivers, were 0.15% of each Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Funds for a monthly administration fee, calculated based on the combined average net assets of the Funds and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

21

BofA Money Market Funds, February 28, 2011 (Unaudited)

For the six month period ended February 28, 2011, the annualized effective administration fee rates for BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves were 0.10% and 0.10%, respectively, of each Fund's average daily net assets.

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a Sub-Administration Agreement. BofA pays State Street a fee for all services received under this Agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and BofA pursuant to which State Street provides financial reporting services to the Funds. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Funds. Under the Current State Street Agreements, the Funds pay State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

Prior to May 1, 2010, the Trust had entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with BofA. Under the Services Agreement, BofA provided services related to each Fund's expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, each Fund reimbursed BofA for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing each Fund's portfolio securities, incurred by BofA in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing, and the services that were provided thereunder are covered under an amended and restated administration agreement with BofA.

Transfer Agent Fee

Prior to May 1, 2010, Columbia Management Services, Inc. (the "Former Transfer Agent"), an affiliate of BofA Global Capital Management and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and had contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Effective January 1, 2010, the Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees),calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Funds.

The Former Transfer Agent was also entitled to retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Fund. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Effective May 1, 2010, Boston Financial Data Services, Inc. (the "Current Transfer Agent") acts as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Current Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Funds' minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the six month period ended February 28, 2011, no minimum account balance fees were charged by the Funds.

22

BofA Money Market Funds, February 28, 2011 (Unaudited)

Shareholder Servicing Fee

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Funds' shares.

The Trust has adopted a shareholder services plan (the "Servicing Plan") with respect to the Retail A shares of the Funds. The Servicing Plan provides compensation to institutions which provide administrative and support services to their customers who beneficially own Retail A shares. Payments under the Servicing Plan are equal to the annual rates of 0.10% and 0.08% for BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves, respectively.

Fee Waivers and Expense Reimbursements

BofA and/or some of the Funds' other service providers have contractually agreed to bear a portion of the Funds' expenses through December 31, 2011, so that the Funds' ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds' custodian, do not exceed the annual rate of 0.20% of each Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2011.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of each Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

Fees Paid to Officers and Trustees

All officers of the Funds are employees of BofA or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year. Trustees are compensated for their services to the Funds, as set forth on the Statements of Operations.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of Assets and Liabilities.

As a result of fund mergers, each Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statements of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets.

On February 28, 2011, the Board of Trustees voted to terminate the deferred compensation plans, with a distribution of balances owed to be paid at a later date.

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

23

BofA Money Market Funds, February 28, 2011 (Unaudited)

For the six month period ended February 28, 2011, these custody credits reduced total expenses for the Funds as follows:

Custody Credits
BofA Connecticut Municipal Reserves	$35
BofA Massachusetts Municipal Reserves	55

Note 6. Line of Credit

The Funds and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six month period ended February 28, 2011, the Funds did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of February 28, 2011, each Fund had shareholders that held greater than 5% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. The number of accounts and the percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Accounts	% of Shares Outstanding Held
BofA Connecticut Municipal Reserves	1	97.9
BofA Massachusetts Municipal Reserves	1	97.4

As of February 28, 2011, no other shareholders owned more than 5% of the outstanding shares of each Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 8. Significant Risks and Contingencies

Non-Diversification Risk

The Funds are non-diversified, which generally means that they may invest a greater percentage of their total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, a Fund's value will likely be more volatile than the value of more diversified funds.

Geographic Concentration Risk

BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves invest primarily in debt obligations issued, respectively, by the State of Connecticut and the Commonwealth of Massachusetts, and their political subdivisions, agencies and public authorities, and other qualified issuers that may be located outside of Connecticut and Massachusetts, respectively. The Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

At February 28, 2011, investment concentrations by state and/or qualified issuers of each Fund were as follows:

BofA Connecticut Municipal Reserves	% of Net Assets
Connecticut	72.5
Puerto Rico	17.8
Wisconsin	2.7
Illinois	1.2
Oklahoma	0.6
Utah	0.5
BofA Massachusetts Municipal Reserves	% of Net Assets
Massachusetts	89.4
Puerto Rico	5.2
Washington	0.7

24

BofA Money Market Funds, February 28, 2011 (Unaudited)

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

25

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Reserves, BofA Government Plus Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 4, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). The Fee Consultant's role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms' length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant's report is available at www.bofacapital.com.

In preparation for the November meeting, the Board met in September for review and discussion of the materials described below. The Board also met in June to discuss each Fund's performance, including its overall portfolio management, with the Fund's investment team. In addition to these meetings, the Board receives performance and other reports at its quarterly meetings. During this period, the Board's Contracts Review Committee also met to assist the Board in preparation for the November meeting. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on behalf of the Trustees were also made available to the Board. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. The most recent investment adviser registration form for BoAA was made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and legal compliance programs of the Funds and BoAA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

The Board evaluated the ability of BoAA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the

26

nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds to BoAA for investment advisory services (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board also received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in each Fund's respective Peer Group (as defined below). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses was fully utilized. The Board noted that these arrangements were voluntary and could be modified by the Distributor and/or BoAA at any time. The Board also considered the purchase of certain assets held by some of the Funds by an affiliate of BoAA and a capital support program that had been implemented to enhance certain Fund's "shadow" net asset values, which benefitted Fund shareholders. The Board noted that such efforts, as with the voluntary fee waivers and expense reimbursements undertaken by BoAA and the Distributor, were voluntary and may not be repeated at any future time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined by Lipper Inc. ("Lipper") to be most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market funds. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund's one- and three-year performance compared to Actual Management Rates; and (ii) each Fund's one- and three-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Fund Performance. The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as to each Fund's benchmark index. The Board also considered information regarding how BoAA and its affiliates analyze and manage potential risks. The Board noted that the Funds' generally underperformed their peers in the more recent periods, but considered that BoAA's overall investment approach emphasizes liquidity and capital preservation.

27

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that BoAA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board also considered information from management regarding the impact of decreases in overall Fund assets on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including separate accounts, institutional investors and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other BoAA clients, based on information provided by BoAA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding any "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board concluded that any such benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from BoAA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receive from BoAA and its affiliates throughout the year. In this regard, the Board, including through its Committees, reviews reports of BoAA at each of the quarterly meetings, which include, among other things, Fund performance reports and presentations relating to such reports. In addition, the Board confers with the Funds' investment personnel at various times throughout the year.

Fund-Specific Considerations for Certain "Review" Funds. The Board reviewed the above-referenced information for each Fund. For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios, and/or performance information relative to a Fund's Peer Group and/or Universe.

Neither of the Funds was highlighted as a review fund.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement

28

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Money Market Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended February 28 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Beginning on May 1, 2010, the Columbia money market funds were renamed BofA funds and their distributor, Columbia Management Distributors, Inc. was renamed BofA Distributors, Inc.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

29

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

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BofA Connecticut Municipal Reserves

BofA Massachusetts Municipal Reserves

Semiannual Report, February 28, 2011

© 2011 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-44/114603-0211 (04/11) 11-M5C3W0

BofATM Funds

Semiannual Report

February 28, 2011

BofA Money Market Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	10

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	23

Board Consideration and Re-Approval of Advisory Agreement	31

Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Money Market Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating expense ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/10 – 02/28/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.60	1,023.80	0.99	1.00	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,023.31	1.49	1.51	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.11	1.69	1.71	0.34
Institutional Class Shares	1,000.00	1,000.00	1,000.40	1,023.60	1.19	1.20	0.24
Retail A Shares	1,000.00	1,000.00	1,000.30	1,023.46	1.34	1.35	0.27
G-Trust Shares	1,000.00	1,000.00	1,000.60	1,023.80	0.99	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Money Market Reserves

February 28, 2011 (Unaudited)

Certificates of Deposit – 31.2%
	Par ($)	Value ($)
Bank of Montreal
0.350% 06/15/11	48,000,000	48,000,000
Bank of Nova Scotia
0.350% 06/20/11	33,400,000	33,400,000
0.350% 06/27/11	102,000,000	102,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
0.300% 03/14/11	102,640,000	102,640,000
0.310% 03/28/11	177,640,000	177,640,000
0.310% 03/29/11	54,000,000	54,000,000
Barclays Bank PLC
0.344% 08/11/11 (03/11/11) (a)(b)	211,000,000	211,000,000
0.370% 03/28/11	155,750,000	155,750,000
BNP Paribas
0.430% 03/07/11	73,000,000	73,000,000
0.430% 03/14/11	50,000,000	50,000,000
0.430% 03/21/11	105,000,000	105,000,000
0.440% 03/14/11	55,250,000	55,250,000
Caisse des Dépôts et Consignations
0.340% 05/09/11	6,000,000	6,000,000
0.440% 03/10/11	42,000,000	42,000,000
CIC London
0.450% 03/01/11	96,000,000	96,000,000
Credit Agricole CIB/NY
0.350% 03/01/11	219,000,000	219,000,000
Credit Industriel et Commercial
0.400% 05/17/11	75,000,000	75,000,000
0.405% 05/16/11	70,000,000	70,000,738
0.455% 03/01/11	62,000,000	62,000,000
National Australia Bank Ltd.
0.315% 05/12/11	56,000,000	55,996,081
0.385% 06/07/11	32,000,000	32,000,435
0.425% 06/01/11	64,000,000	64,000,816
Natixis NY
0.400% 05/02/11	51,000,000	51,000,000
0.410% 05/03/11	5,000,000	5,000,000
0.420% 04/01/11	115,000,000	115,000,000
0.420% 05/02/11	45,000,000	45,000,000
Nordea Bank Finland PLC
0.360% 05/31/11	62,000,000	62,000,000
0.360% 06/01/11	92,000,000	92,000,000
Rabobank
0.370% 08/08/11	44,800,000	44,800,000

	Par ($)	Value ($)
Societe Generale
0.390% 05/02/11	21,000,000	21,000,361
Sumitomo Mitsui Banking Corp./NY
0.300% 04/05/11	65,000,000	65,000,000
0.300% 04/06/11	24,800,000	24,800,000
0.300% 04/07/11	5,000,000	5,000,000
0.300% 04/13/11	31,000,000	31,000,000
0.300% 05/10/11	15,800,000	15,800,000
0.300% 06/06/11	148,300,000	148,300,000
Svenska Handlsbanken
0.280% 03/09/11	2,750,000	2,750,000
0.280% 03/10/11	18,000,000	17,999,910
0.300% 04/13/11	5,000,000	5,000,059
0.385% 06/06/11	55,640,000	55,640,748
Toronto-Dominion Bank
0.280% 03/21/11	36,000,000	36,000,000
0.350% 07/11/11	10,000,000	10,000,000
UBS AG/Stamford CT
0.360% 04/07/11	42,600,000	42,600,000
0.362% 08/23/11 (03/23/11) (a)(b)	200,000,000	200,000,000
0.405% 07/11/11	75,000,000	75,000,000
0.425% 07/01/11	102,000,000	102,000,000
0.430% 07/12/11	35,600,000	35,600,000
0.470% 07/29/11	33,041,000	33,045,103
0.530% 06/30/11	25,000,000	25,006,664
Westpac Banking Corp./NY
0.350% 07/01/11	63,000,000	63,000,000
Total Certificates of Deposit (cost of $3,319,020,915)		3,319,020,915
Commercial Paper (c) – 30.6%
Argento Variable Funding Co. LLC
0.320% 05/03/11 (d)	31,600,000	31,582,304
0.320% 05/04/11 (d)	13,000,000	12,992,604
BNZ International Funding Ltd.
0.300% 05/03/11 (d)	40,450,000	40,428,764
0.310% 04/12/11 (d)	33,000,000	32,988,065
0.360% 05/24/11 (d)	32,000,000	31,973,120
0.400% 07/12/11 (d)	20,000,000	19,970,444
0.400% 08/03/11 (d)	40,450,000	40,380,336
0.400% 09/02/11 (d)	48,500,000	48,400,844
BPCE
0.390% 04/26/11 (d)	95,000,000	94,942,367

See Accompanying Notes to Financial Statements.

2

BofA Money Market Reserves

February 28, 2011 (Unaudited)

Commercial Paper (c) (continued)
	Par ($)	Value ($)
Commonwealth Bank of Australia
0.350% 06/10/11 (d)	30,808,000	30,777,748
0.370% 06/15/11 (d)	8,000,000	7,991,284
0.380% 06/14/11 (d)	20,300,000	20,277,501
ENI Coordination Center SA
0.420% 04/26/11 (d)	18,000,000	17,988,240
0.425% 04/19/11 (d)	68,000,000	67,960,664
ENI Finance USA, Inc.
0.400% 05/03/11 (d)	34,000,000	33,976,200
0.405% 04/29/11 (d)	18,000,000	17,988,053
FCAR Owner Trust
0.350% 03/01/11	7,000,000	7,000,000
0.450% 04/05/11	15,000,000	14,993,438
0.450% 05/02/11	6,870,000	6,864,676
0.450% 05/06/11	55,000,000	54,954,625
0.450% 06/01/11	16,300,000	16,281,255
0.450% 07/01/11	209,700,000	209,380,208
0.450% 07/05/11	91,000,000	90,856,675
General Electric Capital Corp.
0.310% 03/01/11	27,000,000	27,000,000
0.360% 07/14/11	62,000,000	61,916,300
0.420% 07/13/11	35,000,000	34,945,283
Grampian Funding LLC
0.320% 05/09/11 (d)	50,400,000	50,369,088
0.350% 05/13/11 (d)	10,300,000	10,292,690
Kells Funding LLC
0.360% 05/18/11 (d)	81,000,000	80,936,820
0.370% 05/16/11 (d)	98,000,000	97,923,451
0.370% 05/17/11 (d)	100,000,000	99,920,861
0.370% 06/01/11 (d)	75,000,000	74,929,083
0.390% 07/05/11 (d)	17,000,000	16,976,795
0.400% 07/01/11 (d)	85,000,000	84,884,777
0.400% 07/05/11 (d)	74,000,000	73,896,400
Liberty Street Funding LLC
0.280% 04/11/11 (d)	12,000,000	11,996,173
Manhattan Asset Funding Co. LLC
0.300% 04/01/11 (d)	7,000,000	6,998,192
0.300% 05/20/11 (d)	11,000,000	10,992,667
MetLife Short Term Funding LLC
0.320% 04/25/11 (d)	50,640,000	50,615,243
0.320% 05/02/11 (d)	33,000,000	32,981,813
NRW.BANK
0.345% 05/02/11	20,000,000	19,988,117
0.350% 05/09/11	32,000,000	31,978,533

	Par ($)	Value ($)
Old Line Funding LLC
0.270% 03/07/11 (d)	10,042,000	10,041,548
Prudential PLC
0.320% 05/04/11 (d)	34,300,000	34,280,487
0.330% 04/29/11 (d)	48,000,000	47,974,040
0.340% 05/23/11 (d)	35,000,000	34,972,564
0.340% 05/31/11 (d)	56,700,000	56,651,270
0.370% 03/08/11 (d)	48,000,000	47,996,547
Royal Bank of Scotland PLC
0.380% 05/09/11 (d)	50,000,000	49,963,583
0.390% 05/04/11 (d)	95,000,000	94,934,133
0.390% 05/13/11 (d)	62,000,000	61,950,968
0.390% 05/16/11 (d)	103,200,000	103,115,032
Royal Park Investments Funding Corp.
0.500% 03/02/11 (d)	57,700,000	57,699,199
0.500% 03/04/11 (d)	38,900,000	38,898,379
0.500% 03/07/11 (d)	57,700,000	57,695,192
0.500% 03/18/11 (d)	81,000,000	80,980,875
0.500% 03/22/11 (d)	38,500,000	38,488,771
Societe Generale North America, Inc.
0.400% 05/02/11	80,000,000	79,944,889
0.400% 05/03/11	114,000,000	113,920,200
0.410% 05/02/11	108,000,000	107,923,740
Thunder Bay Funding LLC
0.310% 04/01/11 (d)	10,500,000	10,497,197
Toyota Credit Canada, Inc.
0.360% 05/20/11	31,000,000	30,975,200
Toyota Financial Services de Puerto Rico, Inc.
0.400% 04/15/11	12,000,000	11,994,000
Toyota Motor Credit Corp.
0.350% 03/07/11	25,000,000	24,998,542
0.360% 04/07/11	43,000,000	42,984,090
0.360% 04/08/11	43,000,000	42,983,660
0.380% 06/13/11	40,000,000	39,956,089
Variable Funding Capital Co. LLC
0.340% 07/05/11 (d)	24,800,000	24,770,488
Versailles Commercial Paper LLC
0.420% 05/16/11 (d)	75,000,000	74,933,500
Total Commercial Paper (cost of $3,252,015,884)		3,252,015,884

See Accompanying Notes to Financial Statements.

3

BofA Money Market Reserves

February 28, 2011 (Unaudited)

Government & Agency Obligations – 10.1%
	Par ($)	Value ($)
U.S. Government Agencies – 8.3%
Federal Farm Credit Bank
0.213% 07/20/11 (04/20/11) (a)(b)	68,000,000	67,999,821
0.284% 01/10/13 (03/10/11) (a)(b)	34,000,000	33,990,361
Federal Home Loan Bank
0.175% 04/15/11 (e)	24,000,000	23,994,750
0.185% 04/25/11 (e)	27,000,000	26,992,369
Federal Home Loan Mortgage Corp.
0.200% 07/07/11 (e)	36,000,000	35,974,400
0.353% 04/07/11 (e)	221,000,000	221,005,463
0.372% 03/09/11 (e)	381,000,000	381,018,378
Federal National Mortgage Association
0.293% 12/20/12 (03/20/11) (a)(b)	25,000,000	24,990,849
0.400% 02/01/13 (05/01/11) (a)(b)	71,300,000	71,276,816
U.S. Government Agencies Total		887,243,207
U.S. Government Obligations – 1.8%
U.S. Treasury Bill
0.190% 05/26/11 (e)	53,000,000	52,975,944
U.S. Treasury Note
1.000% 07/31/11	35,850,000	35,970,162
1.125% 06/30/11	13,250,000	13,291,334
1.750% 11/15/11	15,000,000	15,157,119
4.625% 10/31/11	39,000,000	40,128,308
4.875% 05/31/11	32,000,000	32,373,666
U.S. Government Obligations Total		189,896,533
Total Government & Agency Obligations (cost of $1,077,139,740)		1,077,139,740
Time Deposits – 2.3%
Citibank N.A.
0.160% 03/01/11	123,071,000	123,071,000
National Australia Bank Ltd.
0.170% 03/01/11	125,000,000	125,000,000
Total Time Deposits (cost of $248,071,000)		248,071,000

Municipal Bonds (b)(f) – 2.2%
	Par ($)	Value ($)
Colorado – 0.7%
CO Housing & Finance Authority
Multi-Family:
Series 2003 A-2, SPA: FHLB 0.280% 10/01/33 (03/02/11)	3,000,000	3,000,000
Series 2004 A1, SPA: FHLB 0.260% 10/01/34 (03/02/11)	10,615,000	10,615,000
Series 2008 A1, SPA: FHLB 0.270% 04/01/29 (03/02/11)	5,945,000	5,945,000
Series 2008 C1, SPA: FHLB 0.280% 10/01/38 (03/02/11)	4,000,000	4,000,000
Series 2001 AA1,
LOC: FNMA, LOC: FHLMC 0.270% 05/01/41 (03/02/11)	14,505,000	14,505,000
Series 2003 B1,
LOC: FNMA, LOC: FHLMC 0.250% 11/01/33 (03/02/11)	3,940,000	3,940,000
Series 2005 B-1,
SPA: FHLB 0.270% 04/01/40 (03/02/11)	6,095,000	6,095,000
Series 2006 B1,
LOC: FNMA, LOC: FHLMC 0.250% 11/01/36 (03/02/11)	2,865,000	2,865,000
Series 2006 C1,
LOC: FNMA, LOC: FHLMC 0.250% 11/01/36 (03/02/11)	2,860,000	2,860,000
Series 2006 CL1,
SPA: FHLB 0.280% 11/01/36 (03/02/11)	1,850,000	1,850,000

See Accompanying Notes to Financial Statements.

4

BofA Money Market Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (b)(f) (continued)
	Par ($)	Value ($)
Series 2007 C1,
LOC: FNMA, LOC: FHLMC 0.250% 11/01/37 (03/02/11)	4,720,000	4,720,000
Single Family:
Class 2001, LOC: FNMA 0.270% 11/01/35 (03/02/11)	3,570,000	3,570,000
Series 2002 A-1, SPA: FHLB 0.270% 11/01/13 (03/02/11)	1,340,000	1,340,000
Series 2002, LOC: FNMA, LOC: FHLMC 0.270% 11/01/36 (03/02/11)	1,665,000	1,665,000
Series 2003 A1, LOC: FNMA, LOC: FHLMC 0.270% 11/01/30 (03/02/11)	1,325,000	1,325,000
Colorado Total		68,295,000
Connecticut – 0.1%
CT Housing Finance Authority
Series 2008 A5,
SPA: FHLB 0.240% 11/15/38 (03/03/11)	12,379,000	12,379,000
Connecticut Total		12,379,000
Iowa – 0.2%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB 0.260% 07/01/34 (03/03/11)	5,665,000	5,665,000
Series 2007 C,
SPA: FHLB 0.250% 07/01/37 (03/03/11)	1,030,000	1,030,000
Series 2007 G,
SPA: FHLB 0.260% 01/01/38 (03/03/11)	1,290,000	1,290,000

	Par ($)	Value ($)
Series 2007,
SPA: FHLB 0.260% 01/01/39 (03/03/11)	6,455,000	6,455,000
Series 2009 G,
SPA: FHLB 0.250% 01/01/39 (03/03/11)	7,510,000	7,510,000
Iowa Total		21,950,000
Kentucky – 0.1%
KY Housing Corp.
Series 2006 W,
SPA: Lloyds TSB Bank PLC 0.370% 07/01/37 (03/02/11)	6,525,000	6,525,000
Series 2007 J,
SPA: Lloyds TSB Bank PLC 0.370% 07/01/37 (03/03/11)	700,000	700,000
Kentucky Total		7,225,000
Minnesota – 0.0%
MN Housing Finance Agency
Residential Housing,
Series 2007 T, SPA: State Street Bank & Trust Co. 0.290% 07/01/48 (03/03/11)	640,000	640,000
Minnesota Total		640,000
New Hampshire – 0.1%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2007 C, SPA: JPMorgan Chase Bank 0.270% 06/01/41 (03/02/11)	4,855,000	4,855,000
New Hampshire Total		4,855,000
New Mexico – 0.1%
NM Finance Authority
Series 2008,
LOC: Royal Bank of Canada 0.260% 12/15/26 (03/03/11)	10,850,000	10,850,000
New Mexico Total		10,850,000

See Accompanying Notes to Financial Statements.

5

BofA Money Market Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (b)(f) (continued)
	Par ($)	Value ($)
Texas – 0.8%
TX State
Product Development Project,
Series 2005 A, SPA: National Australia Bank 0.270% 06/01/45 (03/03/11)	1,475,000	1,475,000
Series 1997 B-2,
Veterans Housing, LIQ FAC: State Street Bank & Trust Co. 0.270% 12/01/29 (03/02/11)	13,000,000	13,000,000
Series 2003,
SPA: State Street Bank & Trust Co. 0.300% 12/01/23 (03/01/11)	3,410,000	3,410,000
Small Business,
Series 2005 B, SPA: National Australia Bank 0.270% 06/01/45 (03/03/11)	1,125,000	1,125,000
Veterans Housing Assistance,
Series 1999 A-2, LIQ FAC: JPMorgan Chase & Co. 0.230% 12/01/29 (03/02/11)	26,000,000	26,000,000
Veterans Housing,
Series 2009, SPA: JPMorgan Chase Bank 0.270% 06/01/31 (03/02/11)	760,000	760,000
Veterans Land:
Series 2000, SPA: JPMorgan Chase Bank: 0.300% 12/01/20 (03/01/11)	10,700,000	10,700,000
0.300% 12/01/30 (03/01/11)	12,400,000	12,400,000
Series 2002 A, SPA: Landsbank Hessen-Thuringen 0.300% 12/01/32 (03/01/11)	3,500,000	3,500,000
Series 2004, SPA: State Street Bank & Trust Co. 0.300% 12/01/24 (03/01/11)	10,155,000	10,155,000
Series 2006 B, SPA: Landsbank Hessen-Thuringen 0.330% 12/01/26 (03/02/11)	5,960,000	5,960,000
Texas Total		88,485,000

	Par ($)	Value ($)
Wisconsin – 0.1%
WI Housing & Economic Development Authority
Series 2006 B,
SPA: Bank of Nova Scotia 0.270% 09/01/37 (03/03/11)	5,545,000	5,545,000
Series 2007 D,
SPA: Fortis Bank SA/NV: 0.320% 09/01/27 (03/02/11)	1,000,000	1,000,000
0.320% 09/01/34 (03/02/11)	8,120,000	8,120,000
Wisconsin Total		14,665,000
Total Municipal Bonds (cost of $229,344,000)		229,344,000
Repurchase Agreements – 24.6%
Repurchase agreement with Barclays Capital, dated 02/28/11, due 03/01/11 at 0.180%, collateralized by a U.S. Treasury obligation maturing 02/15/38, market value $13,227,425 (repurchase proceeds $12,968,065)	12,968,000	12,968,000
Repurchase agreement with Barclays Capital, dated 02/28/11, due 03/01/11 at 0.200%, collateralized by U.S. Government Agency obligations with maturities to 11/20/40, market value $40,873,440 (repurchase proceeds $40,072,223)	40,072,000	40,072,000
Repurchase agreement with BNP Paribas, dated 02/28/11, due 03/01/11 at 0.290%, collateralized by corporate bonds with maturities to 09/15/20, market value $169,050,000 (repurchase proceeds $161,001,297)	161,000,000	161,000,000

See Accompanying Notes to Financial Statements.

6

BofA Money Market Reserves

February 28, 2011 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Citibank N.A., dated 02/28/11, due 03/01/11 at 0.210%, collateralized by U.S. Government Agency obligations with maturities to 12/01/40, market value $73,551,180 (repurchase proceeds $72,109,421)	72,109,000	72,109,000
Repurchase agreement with Deutsche Bank Securities, dated 01/12/11, due 04/12/11 at 0.430%, collateralized by commercial paper maturing 03/10/11, market value $39,143,156 (repurchase proceeds $38,040,850)	38,000,000	38,000,000
Repurchase agreement with Deutsche Bank Securities, dated 02/28/11, due 03/01/11 at 0.200%, collateralized by U.S. Government Agency obligations with maturities to 01/01/41, market value $175,440,000 (repurchase proceeds $172,000,956)	172,000,000	172,000,000
Repurchase agreement with Deutsche Bank Securities, dated 02/28/11, due 03/01/11 at 0.280%, collateralized by corporate bonds with maturities to 02/01/21, market value $45,150,000 (repurchase proceeds $43,000,334)	43,000,000	43,000,000
Repurchase agreement with Goldman Sachs, dated 02/28/11, due 03/01/11 at 0.190%, collateralized by a U.S. Government Agency obligation maturing 11/26/12, market value $37,107,696 (repurchase proceeds $36,379,192)	36,379,000	36,379,000

	Par ($)	Value ($)
Repurchase agreement with Goldman Sachs, dated 02/28/11, due 03/01/11 at 0.200%, collateralized by U.S. Government Agency obligations with maturities to 08/01/40, market value $102,000,567 (repurchase proceeds $100,000,556)	100,000,000	100,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 02/28/11, due 03/01/11, at 0.280%, collateralized by corporate bonds with maturities to 11/15/20, market value $89,254,935 (repurchase proceeds $85,000,661)	85,000,000	85,000,000
Repurchase agreement with J.P. Morgan Securities, dated 02/14/11, due 03/16/11 at 0.360%, collateralized by corporate bonds with maturities to 03/15/19, market value $38,852,810 (repurchase proceeds $37,011,100)	37,000,000	37,000,000
Repurchase agreement with J.P. Morgan Securities, dated 02/18/11, due 03/21/11 at 0.360%, collateralized by corporate bonds with maturities to 12/01/20, market value $81,904,045 (repurchase proceeds $78,024,180)	78,000,000	78,000,000
Repurchase agreement with J.P. Morgan Securities, dated 02/28/11, due 03/01/11 at 0.330%, collateralized by corporate bonds with maturities to 05/01/20, market value $105,000,746 (repurchase proceeds $100,000,917)	100,000,000	100,000,000

See Accompanying Notes to Financial Statements.

7

BofA Money Market Reserves

February 28, 2011 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Mizuho Securities USA, Inc., dated 02/28/11, due 03/01/11 at 0.180%, collateralized by corporate bonds with maturities to 11/30/16, market value $107,100,002 (repurchase proceeds $102,000,510)	102,000,000	102,000,000
Repurchase agreement with Mizuho Securities USA, Inc., dated 02/28/11, due 03/01/11 at 0.220%, collateralized by U.S. Treasury obligations with maturities to 01/15/25, market value $521,202,661 (repurchase proceeds $510,986,123)	510,983,000	510,983,000
Repurchase agreement with Mizuho Securities USA, Inc., dated 02/28/11, due 03/01/11 at 0.310%, collateralized by corporate bonds with maturities to 03/10/19, market value $107,100,000 (repurchase proceeds $102,000,878)	102,000,000	102,000,000
Repurchase agreement with Morgan Stanley, dated 02/28/11, due 03/01/11 at 0.190%, collateralized by a U.S. Government Agency obligation maturing 02/01/41, market value $47,744,160 (repurchase proceeds $46,808,247)	46,808,000	46,808,000
Repurchase agreement with RBC Capital Markets, dated 01/03/11, due 03/03/11 at 0.380%, collateralized by corporate bonds with maturities to 12/11/20, market value $94,737,535 (repurchase proceeds $90,056,050)	90,000,000	90,000,000

	Par ($)	Value ($)
Repurchase agreement with RBC Capital Markets, dated 01/10/11, due 03/10/11 at 0.380%, collateralized by corporate bonds with maturities to 01/08/20, market value $47,254,303 (repurchase proceeds $45,028,025)	45,000,000	45,000,000
Repurchase agreement with RBC Capital Markets, dated 01/27/11, due 03/28/11 at 0.380%, collateralized by corporate bonds with maturities to 01/15/21, market value $42,386,114 (repurchase proceeds $40,025,333)	40,000,000	40,000,000
Repurchase agreement with RBC Capital Markets, dated 02/28/11, due 03/01/11 at 0.200%, collateralized by a U.S. Government Agency obligation maturing 08/20/40, market value $58,140,001 (repurchase proceeds $57,000,317)	57,000,000	57,000,000
Repurchase agreement with RBC Capital Markets, dated 02/28/11, due 03/01/11 at 0.280%, collateralized by commercial paper with maturities to 06/10/11, market value $141,110,000 (repurchase proceeds $137,001,066)	137,000,000	137,000,000
Repurchase agreement with RBS Securities, Inc., dated 02/28/11, due 03/01/11 at 0.200%, collateralized by U.S. Government Agency obligations with maturities to 08/15/40, market value $261,038,777 (repurchase proceeds $255,920,422)	255,919,000	255,919,000

See Accompanying Notes to Financial Statements.

8

BofA Money Market Reserves

February 28, 2011 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with UBS Securities LLC, dated 02/28/11, due 03/01/11 at 0.220%, collaterlized by corporate bonds with maturities to 09/15/20, market value $255,000,001 (repurchase proceeds $250,001,528)	250,000,000	250,000,000
Total Repurchase Agreements (cost of $2,612,238,000)		2,612,238,000
Total Investments – 101.0% (cost of $10,737,829,539) (g)		10,737,829,539
Other Assets & Liabilities, Net – (1.0)%		(102,514,593)
Net Assets – 100.0%		10,635,314,946

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2011.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  The rate shown represents the discount rate at the date of purchase.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, these securities, which are not illiquid, amounted to $2,180,176,364 or 20.5% of net assets for the Fund.

(e)  The rate shown represents the annualized yield at the date of purchase.

(f)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2011.

(g)  Cost for federal income tax purposes is $10,737,829,539.

The following table summarizes the inputs used, as of February 28, 2011, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$3,319,020,915	$—	$3,319,020,915
Total Commercial Paper	—	3,252,015,884	—	3,252,015,884
Total Government & Agency Obligations	—	1,077,139,740	—	1,077,139,740
Total Time Deposits	—	248,071,000	—	248,071,000
Total Municipal Bonds	—	229,344,000	—	229,344,000
Total Repurchase Agreements	—	2,612,238,000	—	2,612,238,000
Total Investments	$—	$10,737,829,539	$—	$10,737,829,539

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund had no transfers between Levels 1 and 2 during the period ended February 28, 2011.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2011, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Certificates of Deposit	31.2
Commercial Paper	30.6
Government & Agency Obligations	10.1
Time Deposits	2.3
Municipal Bonds	2.2
76.4
Repurchase Agreements	24.6
Other Assets & Liabilities, Net	(1.0)
100.0

Acronym	Name
AMT	Alternative Minimum Tax

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities – BofA Money Market Reserves
February 28, 2011 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	8,125,591,539
	Repurchase agreement, at amortized cost approximating value	2,612,238,000
	Total investments, at value	10,737,829,539
	Cash	381
	Receivable for:
	Fund shares sold	48,663
	Interest	4,421,577
	Expense reimbursement due from investment advisor	48,740
	Trustees' deferred compensation plan	112,579
	Prepaid expenses	160,928
	Total Assets	10,742,622,407
Liabilities	Payable for:
	Investments purchased	105,052,114
	Fund shares repurchased	29,480
	Distributions	110,376
	Investment advisory fee	1,225,995
	Administration fee	315,261
	Pricing and bookkeeping fees	17,493
	Transfer agent fee	71,270
	Trustees' fees	58,148
	Custody fee	79,174
	Distribution and service fees	149,054
	Shareholder administration fee	28,984
	Chief compliance officer expenses	2,475
	Trustees' deferred compensation plan	112,579
	Other liabilities	55,058
	Total Liabilities	107,307,461
	Net Assets	10,635,314,946
Net Assets Consist of	Paid-in capital	10,635,465,154
	Overdistributed net investment income	(33,213)
	Accumulated net realized loss	(116,995)
	Net Assets	10,635,314,946

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities – BofA Money Market Reserves
February 28, 2011 (Unaudited)

Capital Class Shares	Net assets	$8,017,899,586
	Shares outstanding	8,017,979,293
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$98,269,922
	Shares outstanding	98,270,903
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$63,155,002
	Shares outstanding	63,155,663
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$1,470,588,211
	Shares outstanding	1,470,603,750
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$10,002
	Shares outstanding	10,002
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$688,879,448
	Shares outstanding	688,886,358
	Net asset value per share	$1.00
Retail A Shares	Net assets	$48,966,332
	Shares outstanding	48,966,820
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$247,546,443
	Shares outstanding	247,549,063
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

11

Statement of Operations – BofA Money Market Reserves
For the Six Months Ended February 28, 2011 (Unaudited)

		($)
Investment Income	Interest	17,627,164
Expenses	Investment advisory fee	8,038,151
	Administration fee	5,288,768
	Distribution fee:
	Investor Class Shares	5
	Service fee:
	Liquidity Class Shares	94,024
	Adviser Class Shares	1,819,893
	Investor Class Shares	13
	Retail A Shares	17,710
	Shareholder administration fee:
	Trust Class Shares	52,900
	Institutional Class Shares	152,886
	Transfer agent fee	143,798
	Pricing and bookkeeping fees	101,063
	Trustees' fees	32,848
	Custody fee	193,992
	Chief compliance officer expenses	10,534
	Other expenses	405,453
	Total Expenses	16,352,038
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(3,496,307)
	Fees waived by distributor:
	Trust Class Shares	(3)
	Liquidity Class Shares	(8,677)
	Adviser Class Shares	(889,015)
	Investor Class Shares	(11)
	Fees waived by shareholder service provider—Liquidity Class Shares	(37,610)
	Expense reductions	(762)
	Net Expenses	11,919,653
	Net Investment Income	5,707,511
	Net realized gain on investments	17,202
	Net Gain	17,202
	Net Increase Resulting from Operations	5,724,713

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets – BofA Money Market Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2011 ($)	Year Ended August 31, 2010 ($)
Operations	Net investment income	5,707,511	12,791,949
	Net realized gain on investments	17,202	56,868
	Change in unrealized appreciation (depreciation) on Capital Support Agreement (See Note 3)	—	(130,433,088)
	Net change in unrealized appreciation (depreciation) on investments	—	130,433,088
	Net increase resulting from operations	5,724,713	12,848,817
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(5,137,246)	(10,897,746)
	Trust Class Shares	(14,840)	(43,621)
	Liquidity Class Shares	(1,807)	(9,732)
	Institutional Class Shares	(347,430)	(1,287,869)
	Retail A Shares	(14,962)	(36,451)
	G-Trust Shares	(190,657)	(517,099)
	Total distributions to shareholders	(5,706,942)	(12,792,518)
	Net Capital Stock Transactions	(424,596,414)	(3,490,643,092)
	Total decrease in net assets	(424,578,643)	(3,490,586,793)
Net Assets	Beginning of period	11,059,893,589	14,550,480,382
	End of period	10,635,314,946	11,059,893,589
	Overdistributed net investment income at end of period	(33,213)	(33,782)

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets (continued) – BofA Money Market Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	16,981,065,982	16,981,065,982	35,707,651,952	35,707,651,952
Distributions reinvested	4,275,214	4,275,214	8,674,059	8,674,059
Redemptions	(17,061,468,367)	(17,061,468,367)	(35,877,099,607)	(35,877,099,706)
Net decrease	(76,127,171)	(76,127,171)	(160,773,596)	(160,773,695)
Trust Class Shares
Subscriptions	217,339,974	217,339,974	352,883,263	352,883,263
Distributions reinvested	1	1	50	50
Redemptions	(206,994,539)	(206,994,539)	(444,469,005)	(444,469,005)
Net increase (decrease)	10,345,436	10,345,436	(91,585,692)	(91,585,692)
Liquidity Class Shares
Subscriptions	42,529,986	42,529,986	229,660,641	229,660,641
Distributions reinvested	1,758	1,758	9,434	9,434
Redemptions	(81,621,612)	(81,621,612)	(580,919,449)	(580,919,449)
Net decrease	(39,089,868)	(39,089,868)	(351,249,374)	(351,249,374)
Adviser Class Shares
Subscriptions	1,063,599,193	1,063,599,193	2,872,187,567	2,872,187,567
Redemptions	(992,382,613)	(992,382,613)	(4,573,423,654)	(4,573,423,654)
Net increase (decrease)	71,216,580	71,216,580	(1,701,236,087)	(1,701,236,087)
Investor Class Shares
Subscriptions	—	—	2	2
Redemptions	—	—	(2)	(2)
Net increase (decrease)	—	—	—	—
Institutional Class Shares
Subscriptions	540,071,722	540,071,722	3,551,156,762	3,551,156,762
Distributions reinvested	337,206	337,206	1,242,031	1,242,031
Redemptions	(843,415,271)	(843,415,271)	(4,564,253,700)	(4,564,253,700)
Net decrease	(303,006,343)	(303,006,343)	(1,011,854,907)	(1,011,854,907)
Retail A Shares
Subscriptions	2,820,812	2,820,812	8,234,731	8,234,731
Distributions reinvested	14,781	14,781	35,626	35,626
Redemptions	(7,113,996)	(7,113,996)	(22,782,963)	(22,782,963)
Net decrease	(4,278,403)	(4,278,403)	(14,512,606)	(14,512,606)
G-Trust Shares
Subscriptions	211,988,764	211,988,764	448,889,479	448,889,479
Distributions reinvested	17,644	17,644	48,317	48,317
Redemptions	(295,663,053)	(295,663,053)	(608,368,526)	(608,368,527)
Net decrease	(83,656,645)	(83,656,645)	(159,430,730)	(159,430,731)

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2011		2010 (a)(b)	2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	(d)	— (e)	0.01		0.04		0.05	0.02		0.04
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	—	(e)	—	(e)	—	—		—
Total from investment operations	0.001	(d)	— (e)	0.01		0.04		0.05	0.02		0.04
Less Distributions to Shareholders:
From net investment income	(0.001	)(d)	— (e)	(0.01)		(0.04)		(0.05)	(0.02)		(0.04)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.06	%(h)	0.13%	1.13	%(i)	3.76	%(j)	5.30%	2.08	%(h)	3.63%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.20	%(l)	0.20%	0.24%		0.20%		0.20%	0.20	%(l)	0.20%
Waiver/Reimbursement	0.07	%(l)	0.07%	0.05%		0.05%		0.06%	0.06	%(l)	0.06%
Net investment income (k)	0.13	%(l)	0.13%	1.07%		3.81%		5.18%	4.93	%(l)	3.60%
Net assets, end of period (000s)	$8,017,900		$8,094,013	$8,254,775		$10,352,511		$10,723,924	$6,625,010		$6,401,492

(a)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(b)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to two decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.24%.

(j)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2011		2010 (a)(b)	2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	— (f)	0.01		0.04		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	—	(f)	—	(f)	—	—		—
Total from investment operations	—	(d)(e)	— (f)	0.01		0.04		0.05	0.02		0.03
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	— (f)	(0.01)		(0.04)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (g)(h)	0.01	%(i)	0.03%	1.03	%(j)	3.66	%(k)(l)	5.20%	2.04	%(i)	3.52%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (m)	0.30	%(n)	0.30%	0.34%		0.30%		0.30%	0.30	%(n)	0.30%
Waiver/Reimbursement	0.07	%(n)	0.07%	0.05%		0.05%		0.06%	0.06	%(n)	0.06%
Net investment income (m)	0.03	%(n)	0.03%	1.02%		3.40	%(l)	5.08%	4.89	%(n)	3.71%
Net assets, end of period (000s)	$98,270		$87,924	$179,509		$162,859		$64,747	$20,085		$15,325

(a)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(b)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to two decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.14%.

(k)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(l)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(m)  The benefits derived from expense reductions had an impact of less than 0.01%.

(n)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Money Market Reserves

Selected date for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,							Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2011		2010 (a)(b)		2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	—	(f)	0.01		0.04		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	—		—		—	(f)	—	(f)	—	—		—
Total from investment operations	—	(d)(e)	—	(f)	0.01		0.04		0.05	0.02		0.03
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	—	(f)	(0.01)		(0.04)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (g)(h)	0.00	%(i)(j)	0.01%		0.98	%(k)	3.61	%(l)	5.15%	2.02	%(i)	3.47%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (m)	0.33	%(n)	0.33%		0.39%		0.35%		0.35%	0.35	%(n)	0.35%
Waiver/Reimbursement	0.19	%(n)	0.19%		0.15%		0.15%		0.16%	0.16	%(n)	0.16%
Net investment income (m)	—	%(j)(n)	—	%(j)	1.12%		3.71%		5.03%	4.78	%(n)	3.56%
Net assets, end of period (000s)	$63,155		$102,245		$453,489		$1,014,693		$1,481,554	$1,254,383		$1,214,883

(a)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(b)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to two decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.09%.

(l)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(m)  The benefits derived from expense reductions had an impact of less than 0.01%.

(n)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2011		2010 (a)(b)	2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(n)(o)	—	0.01		0.03		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	—	(d)	—	(d)	—	—		—
Total from investment operations	—	(n)(o)	—	0.01		0.03		0.05	0.02		0.03
Less Distributions to Shareholders:
From net investment income	—	(n)	—	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.00%	0.89	%(h)(i)	3.51	%(j)	5.04%	1.98	%(g)	3.37%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.33	%(l)	0.33%	0.48%		0.45%		0.45%	0.45	%(l)	0.45%
Waiver/Reimbursement	0.19	%(l)	0.19%	0.06%		0.05%		0.60%	0.06	%(l)	0.06%
Net investment income (k)	—	%(l)(m)	—	1.08	%(i)	3.52%		4.93%	4.69	%(l)	3.47%
Net assets, end of period (000s)	$1,470,588		$1,399,372	$3,100,587		$6,545,670		$7,933,658	$5,666,480		$4,730,117

(a)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(b)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.00%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

(m)  Rounds to less than 0.01%.

(n)  Historically, the Fund disclosed its per share amounts out to two decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(o)  Rounds to less than $0.001 per share.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2011		2010 (a)(b)	2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(m)	—	0.01		0.03		0.05	0.02		0.03
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	—	(d)	—	(d)	—	—		—
Total from investment operations	—	(m)	—	0.01		0.03		0.05	0.02		0.03
Less Distributions to Shareholders:
From net investment income	—	(m)	—	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.00%	0.80	%(h)(i)	3.40	%(j)	4.94%	1.93	%(g)	3.27%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.34	%(l)	0.35%	0.58%		0.55%		0.55%	0.55	%(l)	0.55%
Waiver/Reimbursement	0.28	%(l)	0.28%	0.06%		0.05%		0.06%	0.06	%(l)	0.06%
Net investment income (k)	—		—	1.53	%(i)	3.34%		4.83%	4.56	%(l)	3.26%
Net assets, end of period (000s)	$10		$10	$10		$70,425		$68,592	$80,137		$107,221

(a)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(b)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Had an affiliate of the investment advisor not provided capital support, total return would have been (0.09)%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

(m)  Historically, the Fund disclosed its per share amounts out to two decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2011		2010 (a)(b)	2009		2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	(d)	— (e)	0.01		0.04		0.05	0.02		0.04
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	—	(e)	—	(e)	—	—		—
Total from investment operations	0.001	(d)	— (e)	0.01		0.04		0.05	0.02		0.04
Less Distributions to Shareholders:
From net investment income	(0.001	)(d)	— (e)	(0.01)		(0.04)		(0.05)	(0.02)		(0.04)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.04	%(h)	0.09%	1.09	%(i)	3.72	%(j)	5.26%	2.07	%(h)	3.59%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.24	%(l)	0.24%	0.28%		0.24%		0.24%	0.24	%(l)	0.24%
Waiver/Reimbursement	0.07	%(l)	0.06%	0.05%		0.05%		0.06%	0.06	%(l)	0.06%
Net investment income (k)	0.09	%(l)	0.09%	1.11%		3.66%		5.14%	4.90	%(l)	3.59%
Net assets, end of period (000s)	$688,879		$991,882	$2,003,722		$2,926,008		$3,099,546	$2,691,468		$2,361,622

(a)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(b)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to two decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.20%.

(j)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Period Ended March 31,
Retail A Shares	2011		2010 (a)(b)	2009		2008		2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)(f)	— (g)	0.01		0.04		0.05	0.02		0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	—		—		—	—		—
Total from investment operations	—	(e)(f)	— (g)	0.01		0.04		0.05	0.02		0.01
Less Distributions to Shareholders:
From net investment income	—	(e)(f)	— (g)	(0.01)		(0.04)		(0.05)	(0.02)		(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (h)(i)	0.03	%(j)	0.06%	1.06	%(k)(l)	3.69	%(m)	5.23%	2.05	%(j)	1.50	%(j)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (n)	0.27	%(o)	0.27%	0.31%		0.27%		0.27%	0.27	%(o)	0.27	%(o)
Waiver/Reimbursement	0.07	%(o)	0.07%	0.05%		0.05%		0.06%	0.06	%(o)	0.06	%(o)
Net investment income (n)	0.06	%(o)	0.06%	1.12	%(l)	3.66%		5.11%	4.85	%(o)	4.15	%(o)
Net assets, end of period (000s)	$48,966		$53,245	$67,757		$87,508		$96,260	$101,776		$110,828

(a)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(b)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Retail A Shares commenced operations on November 21, 2005.

(e)  Historically, the Fund disclosed its per share amounts out to two decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(f)  Rounds to less than $0.001 per share.

(g)  Rounds to less than $0.01 per share.

(h)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(i)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(j)  Not annualized.

(k)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.17%.

(l)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(m)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(n)  The benefits derived from expense reductions had an impact of less than 0.01%.

(o)  Annualized.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2011		2010 (a)(b)	2009		2008		2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	(e)	— (f)	0.01		0.04		0.05	0.02		0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	—	(f)	—	(f)	—	—		—
Total from investment operations	0.001	(e)	— (f)	0.01		0.04		0.05	0.02		0.02
Less Distributions to Shareholders:
From net investment income	(0.001	)(e)	— (f)	(0.01)		(0.04)		(0.05)	(0.02)		(0.02)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (g)(h)	0.06	%(i)	0.13%	1.13	%(j)	3.76	%(k)	5.30%	2.08	%(i)	1.53	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.20	%(m)	0.20%	0.24%		0.20%		0.20%	0.20	%(m)	0.20	%(m)
Waiver/Reimbursement	0.07	%(m)	0.07%	0.05%		0.05%		0.06%	0.06	%(m)	0.06	%(m)
Net investment income (l)	0.13	%(m)	0.13%	1.19%		3.73%		5.18%	4.93	%(m)	4.22	%(m)
Net assets, end of period (000s)	$247,546		$331,202	$490,631		$680,983		$727,195	$730,240		$780,544

(a)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(b)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  G-Trust shares commenced operations on November 21, 2005.

(e)  Historically, the Fund disclosed its per share amounts out to two decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(f)  Rounds to less than $0.01 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.24%.

(k)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

22

Notes to Financial Statements – BofA Money Market Reserves
February 28, 2011 (Unaudited)

Note 1. Organization

BofA Money Market Reserves (the "Fund") a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – prices determined using quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the "amendment"), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure

23

BofA Money Market Reserves, February 28, 2011 (Unaudited)

fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. For the six month period ended February 28, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which became effective for interim and annual periods beginning after December 15, 2010.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC ("BofA"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. BofA is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown

24

BofA Money Market Reserves, February 28, 2011 (Unaudited)

because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Capital Support Agreement

Columbia Funds Series Trust, on behalf of the Predecessor Fund, now a series of BofA Funds Series Trust, entered into a Capital Support Agreement (the "Agreement") with NB Funding Company LLC (the "Support Provider"), an affiliate of BofA. Bank of America Corporation ("BOA") guaranteed to the Fund the payment of any capital contribution that the Support Provider was obligated to make under the Agreement.

The Fund's objective in entering into the Agreement was to enable it to continue to offer and redeem its shares at $1.00 per share by permitting it to maintain its market-based net asset value ("NAV") per share at an amount no less than the specific level set forth in the Agreement (the "Minimum NAV Per Share"). The Agreement established the basis for the Support Provider to make a capital contribution to the Fund in order to prevent realized losses from the disposition of certain covered securities from causing the Fund's market-based NAV per share to fall below the Minimum NAV Per Share. For purposes of the Agreement, a "capital contribution" was a cash contribution by the Support Provider to the Fund for which the Support Provider did not receive any shares or other consideration from the Fund.

The Agreement required the Support Provider to make a capital contribution upon the Fund's disposition of a portfolio security that had been subject to an event as specified in paragraph (c)(6)(ii)(A) through (D) of Rule 2a-7 under the 1940 Act (a "Covered Security") at less than its amortized cost (a "Triggering Event"). The Agreement required the Support Provider to contribute cash in an amount necessary to prevent the Triggering Event from causing the Fund's market-based NAV per share to decline below the Minimum NAV Per Share, subject to the Maximum Contribution Amount.

The Fund treated the Agreement as an asset of the Fund in calculating its market-based NAV. The value of the Agreement increased or decreased on certain days the Fund calculated its market-based NAV per share as a result of changes in the market value of the Covered Securities, or other factors, prior to the actual payment of the capital contribution by the Support Provider to the Fund.

On September 8, 2009, an affiliate of BofA purchased the remaining Covered Securities owned by the Fund (see Note 10). As a result of this transaction, the Fund terminated the Agreement with the Support Provider effective September 9, 2009. The maximum value of the asset represented by the Agreement for the period from September 1, 2008 through September 8, 2009 was $155,311,555.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2010 was as follows:

Distributions paid from:
Ordinary Income*	$12,792,518

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforward, determined as of August 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2014	$134,197

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of

25

BofA Money Market Reserves, February 28, 2011 (Unaudited)

benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA, an indirect, wholly owned subsidiary of BOA, provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2011. There is no guarantee that this expense limitation will continue after December 31, 2011.

For the six month period ended February 28, 2011, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a Sub-Administration Agreement. BofA pays State Street a fee for all services received under this Agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the Current State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Prior to May 1, 2010, the Trust had entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with BofA. Under the Services Agreement, BofA provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed BofA for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by BofA in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing, and the services that were provided thereunder are

26

BofA Money Market Reserves, February 28, 2011 (Unaudited)

covered under an amended and restated administration agreement with BofA.

Transfer Agent Fee

Prior to May 1, 2010, Columbia Management Services, Inc. (the "Former Transfer Agent"), an affiliate of BofA Global Capital Management and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and had contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Effective January 1, 2010, the Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees),calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Fund.

The Former Transfer Agent was also entitled to retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Fund. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Effective May 1, 2010, Boston Financial Data Services, Inc. (the "Current Transfer Agent") acts as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Current Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Retail A shares	0.07%	0.07%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2011 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2011.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

27

BofA Money Market Reserves, February 28, 2011 (Unaudited)

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2011, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2011.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 28, 2011, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the six month
2014	2013	2012	2011	recovery	period ended 2/28/11
$3,496,307	$8,091,801	$9,587,709	$12,625,233	$33,801,050	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any

28

BofA Money Market Reserves, February 28, 2011 (Unaudited)

payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

On February 28, 2011, the Board of Trustees voted to terminate the deferred compensation plans, with a distribution of balances owed to be paid at a later date.

Note 6. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2011, these custody credits reduced total expenses by $762 for the Fund.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six month period ended February 28, 2011, the Fund did not borrow under these arrangements

Note 8. Shares of Beneficial Interest

As of February 28, 2011, the Fund had two shareholder that held 94.9% of the fund's shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

As of February 28, 2011, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the "BofA Group") are subject to a settlement agreement with

29

BofA Money Market Reserves, February 28, 2011 (Unaudited)

the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Note 10. Market and Security Events

On September 8, 2009, an affiliate of BofA purchased the Axon securities from the Fund. The purchase price of $233,923,725 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable. As a result of this transaction, the Fund's Capital Support Agreement was terminated effective September 9, 2009, as discussed in Note 3.

30

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Reserves, BofA Government Plus Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 4, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). The Fee Consultant's role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms' length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant's report is available at www.bofacapital.com.

In preparation for the November meeting, the Board met in September for review and discussion of the materials described below. The Board also met in June to discuss each Fund's performance, including its overall portfolio management, with the Fund's investment team. In addition to these meetings, the Board receives performance and other reports at its quarterly meetings. During this period, the Board's Contracts Review Committee also met to assist the Board in preparation for the November meeting. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on behalf of the Trustees were also made available to the Board. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. The most recent investment adviser registration form for BoAA was made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and legal compliance programs of the Funds and BoAA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

The Board evaluated the ability of BoAA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

31

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds to BoAA for investment advisory services (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board also received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in each Fund's respective Peer Group (as defined below). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses was fully utilized. The Board noted that these arrangements were voluntary and could be modified by the Distributor and/or BoAA at any time. The Board also considered the purchase of certain assets held by some of the Funds by an affiliate of BoAA and a capital support program that had been implemented to enhance certain Fund's "shadow" net asset values, which benefitted Fund shareholders. The Board noted that such efforts, as with the voluntary fee waivers and expense reimbursements undertaken by BoAA and the Distributor, were voluntary and may not be repeated at any future time.
The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined by Lipper Inc. ("Lipper") to be most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market funds. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund's one- and three-year performance compared to Actual Management Rates; and (ii) each Fund's one- and three-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Fund Performance. The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as to each Fund's benchmark index. The Board also considered information regarding how BoAA and its affiliates analyze and manage potential risks. The Board noted that the Funds' generally underperformed their peers in the more recent periods, but considered that BoAA's overall investment approach emphasizes liquidity and capital preservation.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual

32

Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that BoAA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board also considered information from management regarding the impact of decreases in overall Fund assets on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including separate accounts, institutional investors and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other BoAA clients, based on information provided by BoAA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding any "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board concluded that any such benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from BoAA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receive from BoAA and its affiliates throughout the year. In this regard, the Board, including through its Committees, reviews reports of BoAA at each of the quarterly meetings, which include, among other things, Fund performance reports and presentations relating to such reports. In addition, the Board confers with the Funds' investment personnel at various times throughout the year.

Fund-Specific Considerations for Certain "Review" Funds. The Board reviewed the above-referenced information for each Fund. For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios, and/or performance information relative to a Fund's Peer Group and/or Universe.

The Fund was not highlighted as a review fund.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

33

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Money Market Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended February 28 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Beginning on May 1, 2010, the Columbia money market funds were renamed BofA funds and their distributor, Columbia Management Distributors, Inc. was renamed BofA Distributors, Inc.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

37

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

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DST OUTPUT

BofA Money Market Reserves

Semiannual Report, February 28, 2011

© 2011 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-44/114705-0211 (04/11) 11-S5U115

BofATM Funds

Semiannual Report

February 28, 2011

BofA Municipal Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	22

Statement of Operations	24

Statement of Changes in Net Assets	25

Financial Highlights	27

Notes to Financial Statements	35

Board Consideration and Re-Approval of Advisory Agreement	42

Important Information About This Report	49

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating expense ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/10 – 02/28/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.80	1,023.80	0.99	1.00	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.30	1,023.31	1.49	1.51	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.06	1.73	1.76	0.35
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.01	1.78	1.81	0.36
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,022.96	1.83	1.86	0.37
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.01	1.78	1.81	0.36
Class Z Shares	1,000.00	1,000.00	1,000.80	1,023.80	1.00	1.00	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.60	1,023.60	1.19	1.20	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds – 84.7%
	Par ($)	Value ($)
Alabama – 0.3%
AL Albertville Industrial Development Board
Aerospace Integration Corp.,
Series 2007, AMT, LOC: JPMorgan Chase Bank 0.340% 03/01/18 (03/03/11) (a)(b)	9,595,000	9,595,000
AL Mobile Solid Waste Disposal Authority
Waste Management, Inc.,
Series 2003, AMT, LOC: Wells Fargo Bank N.A. 0.330% 10/01/38 (03/03/11) (a)(b)	4,175,000	4,175,000
Alabama Total		13,770,000
Alaska – 0.5%
AK Housing Finance Corp.
Series 2010, AMT,
LIQ FAC: Morgan Stanley Bank 0.290% 12/01/33 (03/03/11) (a)(b)(c)	23,225,000	23,225,000
Alaska Total		23,225,000
Arizona – 1.1%
AZ Coconino County Pollution Control Corp.
Arizona Public Service Co.:
Series 1998, AMT, LOC: JPMorgan Chase Bank 0.230% 11/01/33 (03/01/11) (a)(b)	2,500,000	2,500,000
Series 2009 B, AMT,
LOC: JPMorgan Chase Bank 0.230% 04/01/38 (03/01/11) (a)(b)	2,000,000	2,000,000
AZ Maricopa County Industrial Development Authority
Series 2005, AMT,
GTY AGMT: FHLMC 0.430% 01/01/36 (03/03/11) (a)(b)	7,070,000	7,070,000
Sonora Vista II Apartments,
Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.420% 12/01/39 (03/03/11) (a)(b)	895,000	895,000

	Par ($)	Value ($)
AZ Phoenix Industrial Development Authority
Phoenix Broadway Associates,
Sunrise Vista Apartments, Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.420% 06/01/31 (03/03/11) (a)(b)	4,495,000	4,495,000
Spring Air Mattress Co.,
Series 1999, AMT, LOC: JPMorgan Chase Bank 1.100% 04/01/19 (03/02/11) (a)(b)	730,000	730,000
AZ School District
Tax Anticipation Notes,
Series 2010, 1.500% 07/29/11	35,000,000	35,155,015
Arizona Total		52,845,015
Arkansas – 0.1%
AR Lowell
Little Rock Newspapers,
Series 1996, AMT, LOC: JPMorgan Chase Bank 0.330% 06/01/31 (03/02/11) (a)(b)	6,500,000	6,500,000
Arkansas Total		6,500,000
California – 4.7%
CA Department Veteran Affairs
Series 2010, AMT,
LIQ FAC: Morgan Stanley Bank 0.300% 12/01/37 (03/03/11) (a)(b)(c)	1,590,000	1,590,000
CA Housing Financing Agency
Series 2010, AMT,
GTY AGMT: Morgan Stanley 0.330% 08/01/37 (03/03/11) (a)(b)(c)	31,950,000	31,950,000
CA Los Angeles County
Tax & Revenue Anticipation Notes,
Series 2010, 2.000% 06/30/11	93,000,000	93,370,169
CA Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
LIQ FAC: FHLMC 0.350% 10/01/31 (03/03/11) (a)(b)	22,530,000	22,530,000

See Accompanying Notes to Financial Statements.

2

BofA Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA San Pablo Redevelopment Agency
Tax Allocation,
Series 2006, LOC: Union Bank N.A. 0.220% 12/01/32 (03/01/11) (a)(b)	20,530,000	20,530,000
CA Statewide Communities Development Authority
Kaiser Permanente:
0.340% 04/15/11	12,500,000	12,500,000
0.380% 07/08/11	9,500,000	9,500,000
0.390% 08/02/11	17,000,000	17,000,000
Series 2001, AMT,
GTY AGMT: FHLMC 0.420% 07/01/15 (03/03/11) (a)(b)	8,025,000	8,025,000
California Total		216,995,169
Colorado – 1.4%
CO BB&T Municipal Trust
Denver Colorado County & City Airport,
Series 2007, AMT, LOC: Branch Banking & Trust 0.290% 05/15/14 (03/03/11) (a)(b)	10,185,000	10,185,000
CO Boulder County
Boulder Medical Center PC,
Series 1998, AMT, LOC: Wells Fargo Bank N.A. 0.420% 01/01/17 (03/03/11) (a)(b)	1,580,000	1,580,000
CO Denver County
Series 2002 C, AMT,
LOC: Lloyds TSB Bank PLC 0.280% 11/15/25 (03/02/11) (a)(b)	22,550,000	22,550,000
CO Deutsche Bank Spears/Lifers Trust
Series 2008, AMT,
LIQ FAC: Deutsche Bank AG 0.280% 11/15/18 (03/03/11) (a)(b)	4,135,000	4,135,000
CO Educational & Cultural Facilities Authority
Hillel Foundation University of Wisconsin,
National Jewish Federation, Series 2007 D3, LOC: JPMorgan Chase Bank 0.210% 12/01/37 (03/01/11) (a)(b)	4,450,000	4,450,000

	Par ($)	Value ($)
Milwaukee Jewish Federation, Inc.,
National Jewish Board Program, Series 2005 C-1, LOC: U.S. Bank N.A. 0.210% 09/01/35 (03/01/11) (a)(b)	5,500,000	5,500,000
National Jewish Federation,
Series 2007 C-4, LOC: U.S. Bank N.A. 0.210% 06/01/37 (03/01/11) (a)(b)	2,700,000	2,700,000
Oaks Christian School Project,
Series 2006, LOC: U.S. Bank N.A. 0.240% 05/01/33 (03/01/11) (a)(b)	5,000,000	5,000,000
CO Pitkin County
Aspen Skiing Co.,
Series 1994 B, AMT, LOC: JPMorgan Chase Bank 0.230% 04/01/14 (03/01/11) (a)(b)	10,800,000	10,800,000
Colorado Total		66,900,000
Connecticut – 0.2%
CT Development Authority
Rand-Whitney Containerboard LP,
Series 1993, AMT, LOC: Bank of Montreal 0.260% 08/01/23 (03/02/11) (a)(b)	1,000,000	1,000,000
CT Housing Finance Authority
Housing Mortgage Financing Program,
Series 2010 G, 0.450% 11/15/41 (11/15/11) (b)(d)	6,000,000	6,000,000
Connecticut Total		7,000,000
Delaware – 2.5%
DE BB&T Municipal Trust
Series 2008,
LOC: Branch Banking & Trust 0.340% 04/10/22 (03/03/11) (a)(b)	15,235,000	15,235,000

See Accompanying Notes to Financial Statements.

3

BofA Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
DE Eagle Tax-Exempt Trust
Series 2008, AMT,
LIQ FAC: FHLB 0.330% 04/15/49 (03/03/11) (a)(b)	98,940,000	98,940,000
Delaware Total		114,175,000
District of Columbia – 0.9%
DC District of Columbia
Tax & Revenue Anticipation Notes,
Series 2010, 2.000% 09/30/11	27,770,000	28,031,478
DC Metropolitan Washington Airports Authority
Series 2008, AMT,
LIQ FAC: JPMorgan Chase Bank 0.360% 10/01/14 (03/03/11) (a)(b)	12,790,000	12,790,000
District of Columbia Total		40,821,478
Florida – 2.9%
FL BB&T Municipal Trust
Miami-Dade County Florida Aviation Miami International Airport,
Series 2007, AMT, LOC: Branch Banking & Trust 0.290% 10/01/15 (03/03/11) (a)(b)	10,105,000	10,105,000
FL Broward County Housing Finance Authority
Series 2006, AMT,
GTY AGMT: Goldman Sachs 0.280% 06/01/46 (03/03/11) (a)(b)	28,520,000	28,520,000
FL Collier County Industrial Development Authority
Allete, Inc.,
Series 2006, AMT, LOC: Wells Fargo Bank N.A. 0.320% 10/01/25 (03/03/11) (a)(b)	7,000,000	7,000,000
FL Housing Finance Corp.
Falls of Venice,
Series 2000, AMT, DPCE: FNMA 0.330% 12/01/31 (03/03/11) (a)(b)	3,845,000	3,845,000
Mariners Club Apartments,
Series 2006 49G, AMT, GTY AGMT: Goldman Sachs 0.280% 06/01/46 (03/03/11) (a)(b)	29,995,000	29,995,000

	Par ($)	Value ($)
Tuscany Lakes Ltd.:
Series 2002 1, AMT, DPCE: FNMA 0.320% 11/15/35 (03/03/11) (a)(b)	3,500,000	3,500,000
Series 2006 K3, AMT, DPCE: FNMA 0.320% 11/15/35 (03/03/11) (a)(b)	2,500,000	2,500,000
FL Orange County Housing Finance Authority
Cove at Lady Lake Partners,
Series 2005 A, AMT, DPCE: FNMA 0.310% 05/15/38 (03/02/11) (a)(b)	9,400,000	9,400,000
Fox Chase Partners, Ltd.,
Mystic Cove Apartments, Series 2002 E, AMT, DPCE: FNMA 0.310% 08/15/35 (03/02/11) (a)(b)	8,640,000	8,640,000
Lee Vista Club Partners,
Series 2004 A, AMT, DPCE: FNMA 0.310% 05/15/37 (03/02/11) (a)(b)	14,900,000	14,900,000
Marbella Cove II LP,
Series 2007 B, AMT, LOC: FHLB 0.360% 06/15/42 (03/02/11) (a)(b)	4,185,000	4,185,000
FL Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC: 0.360% 07/01/39 (03/03/11) (a)(b)	8,540,000	8,540,000
0.360% 03/01/50 (03/03/11) (a)(b)	4,080,000	4,080,000
Florida Total		135,210,000
Georgia – 2.3%
GA Atlanta Urban Residential Finance Authority
Series 2005, AMT,
GTY AGMT: Merrill Lynch & Co., SPA: FHLMC 0.430% 12/01/30 (03/03/11) (a)(b)(e)	4,540,000	4,540,000

See Accompanying Notes to Financial Statements.

4

BofA Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Bacon Industrial Building Authority
D. L. Lee & Sons, Inc.,
Series 2004, AMT, LOC: Branch Banking & Trust 0.350% 09/01/24 (03/03/11) (a)(b)	6,335,000	6,335,000
GA George L. Smith lI Congress Center Authority
Series 2008, AMT,
LIQ FAC: Citibank N.A. 0.320% 01/01/18 (03/03/11) (a)(b)(c)	14,825,000	14,825,000
GA Gordon County Development Authority
Nance Carpet & Rug, Inc.,
Series 2006, AMT, LOC: Branch Banking & Trust 0.450% 10/01/21 (03/03/11) (a)(b)	2,025,000	2,025,000
GA Houston County Development Authority
Clean Control Corp.,
Series 2000, AMT, LOC: Branch Banking & Trust 0.350% 06/01/20 (03/03/11) (a)(b)	1,750,000	1,750,000
GA Kennesaw Development Authority
Alta Ridenour LLC,
Series 2008, AMT, LOC: FHLMC 0.290% 10/01/43 (03/03/11) (a)(b)	7,350,000	7,350,000
GA Municipal Gas Authority
Gas Portfolio III PJ-1,
Series 2010, 2.000% 05/17/11	9,500,000	9,526,875
Gas Portfolio III,
Series 2010 J, 2.000% 11/16/11	6,000,000	6,059,451
GA Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC: 0.360% 12/01/37 (03/03/11) (a)(b)	12,845,000	12,845,000
0.360% 12/01/43 (03/03/11) (a)(b)	11,790,000	11,790,000
0.360% 04/01/46 (03/03/11) (a)(b)	9,125,000	9,125,000

	Par ($)	Value ($)
GA Richmond County Development Authority
Stonegate Club Partners,
Series 2002, AMT, DPCE: FNMA 0.320% 11/15/35 (03/03/11) (a)(b)	5,055,000	5,055,000
GA Savannah Economic Development Authority
Consolidated Utilities, Inc.,
Series 2007, AMT, LOC: Branch Banking & Trust 0.350% 11/01/27 (03/03/11) (a)(b)	4,540,000	4,540,000
GA Union County Development Authority
Applewood Doors & Windows,
Series 2005, AMT, LOC: Branch Banking & Trust 0.450% 12/01/22 (03/03/11) (a)(b)	3,045,000	3,045,000
GA Wayne County Industrial Development Authority
Absorption Corp.,
Series 2004, AMT, LOC: Branch Banking & Trust 0.350% 09/01/19 (03/03/11) (a)(b)	2,300,000	2,300,000
Sierra International Machinery LLC,
Series 2008, AMT, LOC: Branch Banking & Trust 1.000% 08/01/23 (03/03/11) (a)(b)(f)	3,610,000	3,610,000
Georgia Total		104,721,326
Idaho – 0.3%
ID Eagle Industrial Development Corp.
Rose Cottage LLC,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.470% 09/01/21 (03/03/11) (a)(b)	3,090,000	3,090,000
ID Housing & Finance Association
Balmoral II LP,
Series 2001, AMT, LOC: U.S. Bank N.A. 0.250% 04/01/33 (03/01/11) (a)(b)	4,370,000	4,370,000
Balmoral LP,
Series 2000, AMT, LOC: U.S. Bank N.A. 0.250% 05/01/32 (03/01/11) (a)(b)	5,560,000	5,560,000
Idaho Total		13,020,000

See Accompanying Notes to Financial Statements.

5

BofA Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Illinois – 5.4%
IL Aurora
Airborn LLC,
Aztec Engineering, Inc.,
Series 1998, AMT, LOC: JPMorgan Chase Bank 0.350% 10/01/18 (03/03/11) (a)(b)	1,240,000	1,240,000
IL Chicago
Concordia Place Apartments LP,
Series 2003, AMT, LOC: Harris N.A. 0.400% 07/01/34 (03/03/11) (a)(b)	12,400,000	12,400,000
Eli's Cheescake Co.,
Eli's Chicago's Finest, Inc., Series 1996, AMT, LOC: U.S. Bank N.A. 1.000% 11/01/26 (03/03/11) (a)(b)(f)	2,215,000	2,215,000
Flying Food Fare Midway,
Series 1999, AMT, LOC: Harris N.A. 0.440% 12/01/28 (03/03/11) (a)(b)	4,300,000	4,300,000
Gas Plus, Inc.,
Series 2002, AMT, LOC: Northern Trust Co. 0.770% 11/01/22 (03/03/11) (a)(b)	950,000	950,000
Groot Industries, Inc.,
Series 1995, AMT, LOC: JPMorgan Chase Bank 0.780% 12/01/15 (03/03/11) (a)(b)	600,000	600,000
Lincoln Village LLC,
Series 2006, AMT, LOC: Harris N.A. 0.300% 06/01/40 (03/03/11) (a)(b)	5,187,000	5,187,000
MRC Polymers, Inc.,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.500% 10/01/31 (03/03/11) (a)(b)	4,280,000	4,280,000
North Larabee LP,
Series 2001 A, AMT, LOC: Harris N.A. 0.440% 04/01/36 (03/03/11) (a)(b)	4,255,000	4,255,000

	Par ($)	Value ($)
Renaissance St. Luke LP,
Series 2004 A, AMT, LOC: Harris N.A. 0.440% 01/01/39 (03/03/11) (a)(b)	3,535,000	3,535,000
Series 2008 C1,
LOC: Harris N.A. 0.190% 01/01/39 (03/01/11) (a)(b)	13,100,000	13,100,000
Series 2008, AMT,
GTY AGMT: Citigroup Financial Products: 0.380% 01/15/33 (03/03/11) (a)(b)	9,405,000	9,405,000
0.380% 07/15/33 (03/03/11) (a)(b)	49,980,000	49,980,000
IL Des Plaines
MMP Properties LLC,
Series 1998, AMT, LOC: JPMorgan Chase Bank 0.680% 10/01/18 (03/03/11) (a)(b)	1,085,000	1,085,000
IL Eclipse Funding Trust
Solar Eclipse Spring,
Series 2006, LOC: U.S. Bank N.A. 0.250% 03/01/30 (03/03/11) (a)(b)	22,560,000	22,560,000
IL Finance Authority
Barton Manufacturing, Inc.,
Series 2005, AMT, LOC: PNC Bank N.A. 0.350% 11/01/18 (03/03/11) (a)(b)	1,653,000	1,653,000
Campanya-Turano Bakery,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.680% 08/01/25 (03/03/11) (a)(b)	2,070,000	2,070,000
Clingan Steel, Inc.,
Series 2003 A, AMT, LOC: JPMorgan Chase Bank 0.680% 12/01/23 (03/03/11) (a)(b)	1,190,000	1,190,000
Decatur Mental Health Center,
Series 1997, AMT, LOC: PNC Bank N.A. 0.350% 05/01/18 (03/03/11) (a)(b)	1,625,000	1,625,000

See Accompanying Notes to Financial Statements.

6

BofA Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Engineered Polymer,
Valspar Corp., Series 1995, AMT, LOC: Wells Fargo Bank N.A., GTY AGMT: Valspar Corp. 0.420% 08/01/15 (03/03/11) (a)(b)	7,800,000	7,800,000
Forty Foot High Realty LLC,
Series 2002, AMT, LOC: Harris N.A. 0.340% 12/01/27 (03/03/11) (a)(b)	3,610,000	3,610,000
Groot Industries, Inc.,
Series 2003, AMT, LOC: JPMorgan Chase Bank 0.680% 12/01/23 (03/03/11) (a)(b)	3,705,000	3,705,000
Knead Dough Baking,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.680% 09/01/25 (03/03/11) (a)(b)	400,000	400,000
Koszuta Properties LLC,
Rainbow Graphic, Inc., Series 2003, AMT, LOC: JPMorgan Chase Bank 0.680% 08/01/23 (03/03/11) (a)(b)	1,690,000	1,690,000
Lake Towers Associates II LP,
Cinnamon Lake Towers, Series 1997, AMT, LIQ FAC: FHLMC 0.400% 10/01/23 (03/03/11) (a)(b)	8,565,000	8,565,000
Merug LLC,
Series 2004 A, AMT, LOC: JPMorgan Chase Bank 0.680% 12/01/18 (03/03/11) (a)(b)	1,700,000	1,700,000
Toyal America, Inc.,
Series 1997, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ 0.360% 06/01/17 (03/03/11) (a)(b)	5,200,000	5,200,000
Waterton Vistas II LLC,
Series 2004, AMT, DPCE: FNMA 0.290% 10/15/34 (03/03/11) (a)(b)	8,500,000	8,500,000

	Par ($)	Value ($)
IL Housing Development Authority
Mattoon Towers Associates II,
Series 2004, AMT, LOC: FHLB 0.310% 01/01/34 (03/03/11) (a)(b)	3,015,000	3,015,000
Pontiac Tower Associates III,
Series 2005, AMT, LOC: Harris N.A. 0.400% 09/01/35 (03/03/11) (a)(b)	3,550,000	3,550,000
Sterling Towers Associates II,
Series 2001, AMT, LOC: Harris N.A. 0.400% 10/01/35 (03/03/11) (a)(b)	3,555,000	3,555,000
IL Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT:
GTY AGMT: FHLMC 0.360% 01/01/44 (03/03/11) (a)(b)	4,280,000	4,280,000
LIQ FAC: FHLMC 0.360% 01/01/44 (03/03/11) (a)(b)	3,880,000	3,880,000
IL Skokie Village
P.S. Greetings, Inc.,
Series 2003 P, AMT, LOC: JPMorgan Chase Bank 0.350% 12/01/33 (03/03/11) (a)(b)	1,995,000	1,995,000
IL Toll Highway Authority
Series 2008 A-1A,
SPA: JPMorgan Chase Bank 0.270% 01/01/31 (03/03/11) (a)(b)	40,000,000	40,000,000
IL Upper River Valley Development Authority
Advanced Drainage Systems,
Series 2002, AMT, LOC: PNC Bank N.A. 0.340% 07/01/14 (03/03/11) (a)(b)	2,395,000	2,395,000
IL Will County
Sierena Development Project,
Series 2003, AMT, LOC: FHLB 0.420% 05/01/33 (03/03/11) (a)(b)	4,505,000	4,505,000
Illinois Total		249,975,000

See Accompanying Notes to Financial Statements.

7

BofA Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Indiana – 5.4%
IN Allen County
Debeere LLC,
Series 2002, AMT, LOC: JPMorgan Chase Bank 0.780% 08/01/17 (03/03/11) (a)(b)	1,900,000	1,900,000
IN Bond Bank
Advanced Funding Program Notes,
Series 2011 A, 2.000% 01/05/12	15,800,000	15,996,063
IN DeKalb County
R&D Concrete Properties,
Series 2003, AMT, LOC: PNC Bank N.A. 0.340% 10/01/13 (03/03/11) (a)(b)	2,040,000	2,040,000
IN Elkhart County
Carriage, Inc.,
Series 2006, AMT, LOC: PNC Bank N.A. 0.340% 07/01/26 (03/03/11) (a)(b)	3,105,000	3,105,000
Vahala Enterprises, Inc.,
Series 2002, AMT, LOC: JPMorgan Chase Bank 0.880% 09/01/17 (03/03/11) (a)(b)	900,000	900,000
IN Garrett
IKG Industries,
Series 2005, AMT, LOC: PNC Bank N.A. 0.340% 01/01/21 (03/03/11) (a)(b)	4,255,000	4,255,000
IN Gibson County
Toyota Motor Manufacturing:
Series 1997, AMT, 0.260% 10/01/27 (03/02/11) (b)(d)	10,000,000	10,000,000
Series 1998, AMT, 0.260% 01/01/28 (03/02/11) (b)(d)	10,000,000	10,000,000
Series 1999 A, AMT, GTY AGMT: Toyota Motor Credit Corp. 0.260% 01/01/29 (03/02/11) (a)(b)	10,000,000	10,000,000

	Par ($)	Value ($)
Series 2000 A, AMT, GTY AGMT: Toyota Motor Credit Corp. 0.260% 01/01/30 (03/02/11) (a)(b)	10,000,000	10,000,000
Series 2001 B, AMT, GTY AGMT: Toyota Motor Credit Corp.: 0.260% 02/01/31 (03/02/11) (a)(b)	10,000,000	10,000,000
0.260% 09/01/31 (03/02/11) (a)(b)	10,000,000	10,000,000
IN Health & Educational Facility Financing Authority
Harrison County Hospital Project,
Series 2005, LOC: JPMorgan Chase Bank 0.240% 01/01/32 (03/01/11) (a)(b)	9,000,000	9,000,000
IN Health Facility Financing Authority
Ascension Health Credit Group,
Series 2003 E6, 0.390% 11/15/39 (03/15/11) (b)(d)	20,000,000	20,000,000
IN Jeffersonville
Amatrol Project,
Series 2003, AMT, LOC: PNC Bank N.A. 0.340% 04/01/23 (03/03/11) (a)(b)	3,725,000	3,725,000
IN Madison Economic Development Revenue
Arvin Sango, Inc.,
Series 1987, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ 0.290% 08/01/17 (03/02/11) (a)(b)	9,600,000	9,600,000
IN Reset Optional Certificates Trust II-R
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products 0.380% 10/26/17 (03/03/11) (a)(b)	85,190,000	85,190,000
IN Rockport
AK Steel Corp.:
Series 1997 A, AMT, LOC: PNC Bank N.A. 0.280% 12/01/27 (03/02/11) (a)(b)	10,000,000	10,000,000
Series 1998 A, AMT, LOC: PNC Bank N.A. 0.280% 12/01/28 (03/02/11) (a)(b)	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

8

BofA Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 1999 A, AMT, LOC: PNC Bank N.A. 0.280% 06/01/29 (03/02/11) (a)(b)	10,000,000	10,000,000
IN St. Joseph County
Pine Oak Apartments LP,
Series 1997 A, AMT, LOC: FHLB 2.010% 06/01/27 (03/02/11) (a)(b)	2,365,000	2,365,000
Indiana Total		248,076,063
Iowa – 0.6%
IA Clinton
Sethness Products Company:
Series 1996, AMT, LOC: Northern Trust Co. 0.570% 09/01/11 (03/02/11) (a)(b)	500,000	500,000
Series 2004, AMT, LOC: Northern Trust Co. 0.570% 12/01/22 (03/02/11) (a)(b)	3,400,000	3,400,000
IA Finance Authority
Great River Medical Center Project,
Series 2008, LOC: JPMorgan Chase Bank 0.240% 06/01/27 (03/01/11) (a)(b)	10,500,000	10,500,000
US Filter Operating Services, Inc.,
Series 2001 A, AMT, LOC: Societe Generale 0.320% 11/01/17 (03/03/11) (a)(b)	4,770,000	4,770,000
IA Higher Education Loan Authority
St. Ambrose University,
Series 2003, LOC: Northern Trust Co. 0.230% 04/01/33 (03/01/11) (a)(b)	4,400,000	4,400,000
University of Dubuque,
Series 2007, LOC: Northern Trust Co. 0.230% 04/01/35 (03/01/11) (a)(b)	5,400,000	5,400,000
Iowa Total		28,970,000

	Par ($)	Value ($)
Kansas – 0.5%
KS Development Finance Authority
Boulevard Apartments, LLC,
Series 2008 B, AMT, LOC: Wells Fargo Bank N.A. 0.290% 03/01/43 (03/03/11) (a)(b)	25,000,000	25,000,000
Kansas Total		25,000,000
Kentucky – 0.8%
KY Campbellsville-Taylor County Industrial Development Authority
Airguard Industries, Inc.,
Series 2001, AMT, LOC: JPMorgan Chase & Co. 0.570% 05/01/31 (03/02/11) (a)(b)	7,410,000	7,410,000
KY Hopkinsville
Comefri USA, Inc.,
Series 2006, AMT, LOC: Branch Banking & Trust 0.450% 06/01/26 (03/03/11) (a)(b)	3,040,000	3,040,000
KY Housing Corp.
Highlands Court Apartments,
Series 2007, AMT, LOC: PNC Bank N.A. 0.300% 12/15/37 (03/03/11) (a)(b)	3,900,000	3,900,000
Series 2006 I, AMT,
SPA: BNP Paribas 0.340% 01/01/32 (03/02/11) (a)(b)	20,755,000	20,755,000
Kentucky Total		35,105,000
Louisiana – 2.2%
LA Lake Charles Harbor & Terminal District
Lake Charles Cogeneration,
Series 2010, Escrowed in U.S. Treasuries, 0.370% 11/01/40 (05/31/11) (a)(b)	10,000,000	10,000,000
LA RBC Municipal Products, Inc. Trust
Series 2008 L14, AMT,
LOC: Royal Bank of Canada 0.300% 09/01/28 (03/03/11) (a)(b)	33,345,000	33,345,000

See Accompanying Notes to Financial Statements.

9

BofA Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008 L17, AMT,
LOC: Royal Bank of Canada 0.300% 12/01/36 (03/03/11) (a)(b)	54,495,000	54,495,000
Series 2008 L18, AMT,
LOC: Royal Bank of Canada 0.300% 03/01/28 (03/03/11) (a)(b)	5,095,000	5,095,000
Louisiana Total		102,935,000
Maine – 1.3%
ME Housing Authority
Series 2007 E-2, AMT,
SPA: State Street Bank & Trust Co. 0.300% 11/15/41 (03/03/11) (a)(b)	8,000,000	8,000,000
Series 2008 E2, AMT,
SPA: Dexia Credit Local: 0.350% 11/15/30 (03/03/11) (a)(b)	25,415,000	25,415,000
0.350% 11/15/37 (03/03/11) (a)(b)	24,550,000	24,550,000
Maine Total		57,965,000
Maryland – 1.2%
MD Carroll County
Shelters Systems, Ltd.,
Series 2004, AMT, LOC: Branch Banking & Trust 0.350% 07/01/24 (03/03/11) (a)(b)	4,500,000	4,500,000
MD Montgomery County Housing Opportunities Commission
Series 2006, AMT,
LIQ FAC: FHLMC 0.360% 02/01/40 (03/03/11) (a)(b)	49,985,000	49,985,000
Maryland Total		54,485,000
Massachusetts – 2.2%
MA Development Finance Agency
Series 2004, AMT,
LIQ FAC: FHLMC 0.360% 01/01/36 (03/03/11) (a)(b)	34,830,000	34,830,000

	Par ($)	Value ($)
MA Housing Finance Agency
Series 2008, AMT,
LIQ FAC: Citibank N.A. 0.320% 06/01/41 (03/03/11) (a)(b)(c)	2,000,000	2,000,000
MA Puttable Floating Option Tax-Exempt Receipts
Haverhill Mills Project,
Series 2008, AMT, LIQ FAC: FHLMC 0.360% 11/01/37 (03/03/11) (a)(b)	26,555,000	26,555,000
MA State
Series 2006 A,
SPA: Dexia Credit Local 0.280% 03/01/26 (03/01/11) (a)(b)	30,730,000	30,730,000
Series 2007,
LOC: Dexia Credit Local 0.350% 01/01/34 (03/03/11) (a)(b)	5,990,000	5,990,000
MA Water Resources Authority
Series 2008,
LOC: Dexia Credit Local 0.340% 08/01/25 (03/03/11) (a)(b)	2,965,000	2,965,000
Massachusetts Total		103,070,000
Michigan – 11.4%
MI Bank of New York Municipal Certificates Trust
Detroit Michigan Sewer Disposal,
Series 2006, LOC: Bank of New York 0.370% 07/01/26 (04/01/11) (a)(b)	80,720,500	80,720,500
MI Eastern Michigan University
Series 2009 B,
LOC: JPMorgan Chase Bank 0.240% 03/01/49 (03/01/11) (a)(b)	15,500,000	15,500,000
MI Housing Development Authority
Series 2002 A, AMT,
SPA: Landesbank Hessen-Thuringen 0.310% 04/01/37 (03/03/11) (a)(b)	54,070,000	54,070,000
Series 2007 F, AMT,
SPA: Bank of Nova Scotia 0.310% 12/01/38 (03/02/11) (a)(b)	45,000,000	45,000,000

See Accompanying Notes to Financial Statements.

10

BofA Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MI Oakland County Economic Development Corp.
Glass & Mirror Craft Industries,
Series 2000, AMT, LOC: PNC Bank N.A. 0.340% 08/01/30 (03/03/11) (a)(b)	2,400,000	2,400,000
MI RBC Municipal Products, Inc. Trust
Michigan Higher Ed Student Loan Authority:
Series 2008 L23, AMT, LOC: Royal Bank of Canada 0.300% 03/01/28 (03/03/11) (a)(b)	59,995,000	59,995,000
Series 2008 L30, AMT, LOC: Royal Bank of Canada 0.300% 09/01/32 (03/03/11) (a)(b)	96,090,000	96,090,000
Series 2008 L32, AMT, LOC: Royal Bank of Canada 0.300% 09/01/32 (03/03/11) (a)(b)	57,895,000	57,895,000
MI State
Series 2010 A,
2.000% 09/30/11	100,000,000	100,913,963
MI Sterling Heights Economic Development Corp.
Kunath Enterprises LLC,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.680% 02/01/16 (03/02/11) (a)(b)	800,000	800,000
MI Strategic Fund
Agritek Industries, Inc.
Series 2005, AMT, LOC: PNC Bank N.A. 0.350% 06/01/35 (03/03/11) (a)(b)	1,935,000	1,935,000
Coastal Container Corp.,
Series 2007, AMT, LOC: PNC Bank N.A. 0.340% 12/01/27 (03/03/11) (a)(b)	5,130,000	5,130,000
Lapeer Technologies LLC,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.680% 02/01/20 (03/02/11) (a)(b)	1,600,000	1,600,000
Ultraform Industries, Inc.
Series 2007, AMT, LOC: PNC Bank N.A. 0.340% 12/01/27 (03/03/11) (a)(b)	3,250,000	3,250,000
Michigan Total		525,299,463

	Par ($)	Value ($)
Minnesota – 0.3%
MN Eden Prairie
SWB LLC,
Series 2000 A, AMT, LOC: U.S. Bank N.A. 0.410% 11/01/20 (03/03/11) (a)(b)	1,730,000	1,730,000
MN Puttable Floating Option Tax-Exempt Receipts
Roseville Minnesota Multifamily Housing Centennial Apartments Project,
Series 2007, AMT, GTY AGMT: FHLMC 0.430% 01/01/51 (03/03/11) (a)(b)	11,995,000	11,995,000
St. Paul Minnesota Port Authority Housing & Redevelopment,
Burlington Apartments Project, Series 2007, AMT, LIQ FAC: FHLMC 0.290% 05/01/31 (03/03/11) (a)(b)	935,000	935,000
MN St. Paul Port Authority
Camada LP,
Series 2005, AMT, LOC: Wells Fargo Bank N.A. 0.420% 12/01/12 (03/03/11) (a)(b)	1,000,000	1,000,000
Minnesota Total		15,660,000
Mississippi – 1.1%
MS Business Finance Corp.
Chevron U.S.A., Inc.:
Series 2009 G, GTY AGMT: Chevron Corp. 0.170% 12/01/30 (03/01/11) (a)(b)	12,900,000	12,900,000
Series 2010 F,
GTY AGMT: Chevron Corp. 0.180% 12/01/30 (03/02/11) (a)(b)	24,700,000	24,700,000
Series 2010 L,
GTY AGMT: Chevron Corp. 0.170% 11/01/35 (03/01/11) (a)(b)	10,800,000	10,800,000
Hamlin Sheet Metal Co.,
Series 2005, AMT, LOC: Branch Banking & Trust 0.350% 03/01/25 (03/03/11) (a)(b)	2,135,000	2,135,000
Mississippi Total		50,535,000

See Accompanying Notes to Financial Statements.

11

BofA Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Missouri – 2.7%
MO Development Finance Board
The Nelson Gallery Foundation,
Series 2004 A, SPA: JPMorgan Chase Bank 0.190% 12/01/33 (03/01/11) (a)(b)	20,370,000	20,370,000
MO Health & Educational Facilities Authority
Ascension Health,
Series 2003 C3, 0.370% 11/15/39 (03/01/11) (b)(d)	61,875,000	61,875,000
MO St. Louis County Industrial Development Authority
General Grant Equities LLC,
Series 2003, AMT, LOC: U.S. Bank N.A. 0.290% 03/01/38 (03/03/11) (a)(b)	18,470,000	18,470,000
MO University of Missouri
Series 2006 B,
0.170% 11/01/35 (03/01/11) (b)(d)	16,970,000	16,970,000
MO Washington Industrial Development Authority
Whistle Point Partnership,
Series 2006 A, AMT, LOC: U.S. Bank N.A. 0.290% 05/01/28 (03/03/11) (a)(b)	6,600,000	6,600,000
Missouri Total		124,285,000
Montana – 0.4%
MT Board of Investments
Series 1998,
1.000% 03/01/18 (03/01/11) (b)(d)(f)	5,000,000	5,000,000
Series 2004:
0.500% 03/01/29 (03/01/11) (b)(d)	6,400,000	6,400,000
1.000% 03/01/29 (03/01/11) (b)(d)(f)	5,150,000	5,150,000
Montana Total		16,550,000

	Par ($)	Value ($)
Nebraska – 0.1%
NE Lancaster County
MLLC LLC,
Garner Industries, Inc.,
Series 2000 A, AMT, LOC: Wells Fargo Bank N.A. 0.420% 11/01/20 (03/03/11) (a)(b)	3,270,000	3,270,000
Nebraska Total		3,270,000
New Jersey – 0.2%
NJ Economic Development Authority
Bayonne/IMTT Project,
Series 1993 C, LOC: Wells Fargo Bank N.A. 0.210% 12/01/27 (03/01/11) (a)(b)	5,000,000	5,000,000
El Dorado Terminals Co.,
Series 1999 B, LOC: Wells Fargo Bank N.A. 0.210% 12/01/21 (03/01/11) (a)(b)	5,400,000	5,400,000
New Jersey Total		10,400,000
New York – 8.8%
NY Liberty Development Corp.
3 World Trade Center LLC,
Series 2010 A1, Escrowed in U.S. Treasuries, 0.420% 12/01/50 (10/20/11) (b)(d)	22,235,000	22,235,000
World Trade Center,
Series 2009 A1, Escrowed in U.S. Treasuries, 0.350% 12/01/49 (04/28/11) (b)(d)	90,000,000	90,000,000
NY Metropolitan Transportation Authority
Series 2008 D2,
LOC: Landesbank Hessen-Thüringen 0.230% 11/01/35 (03/01/11) (a)(b)	24,455,000	24,455,000
NY Mortgage Agency
Series 2005-122, AMT,
SPA: Dexia Credit Local 0.350% 04/01/35 (03/02/11) (a)(b)	25,000,000	25,000,000

See Accompanying Notes to Financial Statements.

12

BofA Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY New York City Municipal Water Finance Authority
Series 2008 BB-1,
SPA: Landesbank Hessen-Thüringen 0.210% 06/15/39 (03/01/11) (a)(b)	53,285,000	53,285,000
Series 2008 BB-2,
SPA: Landesbank Hessen-Thüringen 0.230% 06/15/39 (03/01/11) (a)(b)	33,100,000	33,100,000
NY New York City
Series 2008 J-6,
LOC: Landesbank Hessen-Thüringen 0.230% 08/01/24 (03/01/11) (a)(b)	8,585,000	8,585,000
Series 2008 L-5,
SPA: Dexia Credit Local 0.230% 04/01/35 (03/01/11) (a)(b)	43,205,000	43,205,000
NY Oyster Bay
Series 2010:
1.500% 03/11/11	34,205,000	34,216,013
1.500% 11/18/11	12,500,000	12,596,361
NY Port Authority of New York & New Jersey
Series 1996-4, AMT,
SPA: Landesbank Hessen-Thüringen 0.230% 04/01/24 (03/01/11) (a)(b)	33,800,000	33,800,000
NY Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
GTY AGMT: FHLMC 0.420% 09/01/52 (03/03/11) (a)(b)	25,130,000	25,130,000
New York Total		405,607,374
North Carolina – 2.3%
NC Agriculture Finance Authority
McGill Environmental Systems,
Series 2003, AMT, LOC: Branch Banking & Trust 0.350% 12/01/15 (03/03/11) (a)(b)	1,500,000	1,500,000
NC Burke County Industrial Facilities & Pollution Control Financing Authority
Cox Manufacturing Co., Inc.,
Series 2003, AMT, LOC: Branch Banking & Trust 0.350% 06/01/24 (03/03/11) (a)(b)	1,315,000	1,315,000

	Par ($)	Value ($)
NC Catawba County Industrial Facilities & Pollution Control Financing Authority
Von Drehle Properties LLC,
Series 2001, AMT, LOC: Branch Banking & Trust 0.350% 12/01/21 (03/03/11) (a)(b)	2,235,000	2,235,000
NC Davidson County Industrial Facilities & Pollution Control Financing Authority
Childress Winery LLC,
Series 2004, AMT, LOC: Branch Banking & Trust 0.350% 04/01/26 (03/03/11) (a)(b)	4,000,000	4,000,000
NC Durham County
Series 2005, AMT,
GTY AGMT: FHLMC 0.360% 11/01/24 (03/03/11) (a)(b)	17,900,000	17,900,000
NC Education Assistance Authority
Series 2008, AMT,
LOC: Branch Banking & Trust 0.320% 09/01/35 (03/03/11) (a)(b)	24,175,000	24,175,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
ABCO Automation, Inc.,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 1.000% 07/01/21 (03/03/11) (a)(b)(f)	1,000,000	1,000,000
Snider Tire, Inc.,
Series 1999, AMT, LOC: Wells Fargo Bank N.A. 0.420% 10/01/19 (03/03/11) (a)(b)	1,600,000	1,600,000
NC Harnett County Industrial Facilities & Pollution Control Financing Authority
Edwards Brothers, Inc.,
Series 2007, AMT, LOC: PNC Bank N.A. 0.340% 09/01/19 (03/03/11) (a)(b)	9,545,000	9,545,000
NC Housing Finance Agency
Series 2010, AMT, LIQ FAC: Morgan Stanley Bank 0.290% 07/01/39 (03/03/11) (a)(b)(c)	6,780,000	6,780,000

See Accompanying Notes to Financial Statements.

13

BofA Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
Valspar Corp. Project,
Series 1995, AMT, LOC: Wells Fargo Bank N.A. 1.000% 06/01/15 (03/03/11) (a)(b)(f)	1,000,000	1,000,000
NC Johnston County Industrial Facilities & Pollution Control Financing Authority
Hamlin Sheet Metal Co.,
Series 1997, AMT, LOC: Branch Banking & Trust 0.350% 11/01/17 (03/03/11) (a)(b)	1,500,000	1,500,000
NC Ports Authority
Wilmington Bulk LLC,
Series 2001 A, AMT, LOC: Branch Banking & Trust 0.350% 09/01/22 (03/03/11) (a)(b)	2,075,000	2,075,000
NC Raleigh-Durham Airport Authority
Series 2007, AMT,
LIQ FAC: JPMorgan Chase Bank 0.360% 05/01/15 (03/03/11) (a)(b)	14,505,000	14,505,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
DDSM Properties LLC,
Series 2008, AMT, LOC: Wells Fargo Bank N.A. 0.420% 01/01/28 (03/03/11) (a)(b)	6,380,000	6,380,000
PHC LLC,
Series 1999, AMT, LOC: Branch Banking & Trust 0.350% 03/01/14 (03/03/11) (a)(b)	1,940,000	1,940,000
NC Wayne County Industrial Facilities & Pollution Control Financing Authority
Reuel, Inc.,
Series 2008, AMT, LOC: Branch Banking & Trust 0.450% 03/01/26 (03/03/11) (a)(b)	1,850,000	1,850,000

	Par ($)	Value ($)
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
Altec Industries, Inc.,
Series 2007, AMT, LOC: Branch Banking & Trust 0.350% 03/01/27 (03/03/11) (a)(b)	5,000,000	5,000,000
North Carolina Total		104,300,000
Ohio – 0.7%
OH Cuyahoga County
Cleveland Hearing & Speech,
Series 2008, LOC: PNC Bank N.A. 1.000% 06/01/38 (03/01/11) (a)(b)	4,795,000	4,795,000
Corporate Wings,
Series 2005, AMT, LOC: U.S. Bank N.A. 0.490% 04/01/25 (03/03/11) (a)(b)	1,465,000	1,465,000
OH Hancock County
Pedcor Investments,
Crystal Glen Apartments, Series 1998 B, AMT, LOC: FHLB 0.330% 01/01/31 (03/03/11) (a)(b)	695,000	695,000
OH Lorain County
Danco Metal Products,
Series 2007, AMT, LOC: PNC Bank N.A. 0.340% 11/01/27 (03/03/11) (a)(b)	3,175,000	3,175,000
OH Lucas County
American Capital Properties,
Series 1999, AMT, LOC: PNC Bank N.A. 0.350% 10/01/18 (03/03/11) (a)(b)	2,550,000	2,550,000
OH Portage County Port Authority
BF Properties LP,
Delta System, Inc., Series 2008, AMT, LOC: PNC Bank N.A. 0.340% 02/01/29 (03/03/11) (a)(b)	6,345,000	6,345,000

See Accompanying Notes to Financial Statements.

14

BofA Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Solon
JTM Products, Inc. Project,
Series 2001, AMT, LOC: PNC Bank N.A. 0.350% 06/01/21 (03/03/11) (a)(b)	1,070,000	1,070,000
OH University of Toledo
Series 2008 B,
LOC: JPMorgan Chase Bank 0.240% 06/01/32 (03/01/11) (a)(b)	10,100,000	10,100,000
Ohio Total		30,195,000
Oklahoma – 0.1%
OK Claremore Industrial & Redevelopment Authority
Whirlwind Steel Buildings,
Series 2001, AMT, LOC: JPMorgan Chase Bank 0.680% 09/01/16 (03/03/11) (a)(b)	885,000	885,000
OK Pittsburg County Economic Development Authority
Simonton Building Products, Inc.,
Series 2001, AMT, LOC: PNC Bank N.A. 0.310% 10/01/21 (03/03/11) (a)(b)	5,000,000	5,000,000
Oklahoma Total		5,885,000
Oregon – 0.3%
OR Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC 0.360% 12/01/53 (03/03/11) (a)(b)	6,880,000	6,880,000
OR State
Antelope Acquisition LLC,
Series 2004, AMT, LOC: Union Bank N.A. 0.410% 08/01/24 (03/03/11) (a)(b)	1,380,000	1,380,000
LD McFarland Co., Ltd.,
Series 1996, AMT, LOC: U.S. Bank N.A. 0.310% 11/01/16 (03/03/11) (a)(b)	3,490,000	3,490,000

	Par ($)	Value ($)
Oregon Metal Slitters, Inc.,
Series 1997, AMT, LOC: U.S. Bank N.A. 0.320% 04/01/24 (03/02/11) (a)(b)	4,245,000	4,245,000
Oregon Total		15,995,000
Pennsylvania – 2.0%
PA Berks County Municipal Authority
Reading Hospital & Medical Center,
Series 2009 A-5, 0.460% 05/01/32 (03/03/11) (b)(d)	5,750,000	5,750,000
PA Economic Development Financing Authority
Pittsburgh Allegheny County,
Series 2002 A3, AMT, LOC: PNC Bank N.A. 1.000% 04/01/22 (03/03/11) (a)(b)(f)	1,000,000	1,000,000
PA Housing Finance Agency
Series 2010,
0.450% 09/22/11	4,800,000	4,800,000
PA Lawrence County Industrial Development Authority
Doren, Inc.,
Series 2004, AMT, LOC: PNC Bank N.A. 0.350% 12/01/15 (03/03/11) (a)(b)	1,800,000	1,800,000
PA Philadelphia Hospitals & Higher Education Facilities Authority
Children's Hospital of Philadelphia:
Series 2008 A, SPA: Wells Fargo Bank N.A. 0.180% 07/01/31 (03/01/11) (a)(b)	21,860,000	21,860,000
Series 2008 C, SPA: Wells Fargo Bank N.A. 0.180% 07/01/32 (03/01/11) (a)(b)	20,120,000	20,120,000
PA Schuylkill County Industrial Development Authority
WPS Westwood Generation,
Series 2001, LOC: JPMorgan Chase Bank 0.250% 04/01/21 (03/03/11) (a)(b)	22,000,000	22,000,000

See Accompanying Notes to Financial Statements.

15

BofA Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PA State University
Series 2009 B,
0.400% 06/01/31 (06/01/11) (b)(d)	10,000,000	10,000,000
PA Washington County Industrial Development Authority
Pennatronics Corp.,
Series 2001, AMT, LOC: PNC Bank N.A. 0.340% 11/01/20 (03/03/11) (a)(b)	4,810,000	4,810,000
Pennsylvania Total		92,140,000
Puerto Rico – 0.1%
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
Series 2007,
GTY AGMT: Dexia Credit Local 0.420% 08/01/42 (03/03/11) (a)(b)	4,325,000	4,325,000
Puerto Rico Total		4,325,000
Rhode Island – 0.3%
RI Housing & Mortgage Finance Corp.
Series 2006, AMT,
LIQ FAC: Merrill Lynch Capital Services 0.400% 10/01/36 (03/03/11) (a)(b)(e)	4,920,000	4,920,000
Series 2010, AMT,
LIQ FAC: Morgan Stanley Bank 0.300% 10/01/32 (03/03/11) (a)(b)(c)	7,350,000	7,350,000
Rhode Island Total		12,270,000
South Carolina – 0.6%
SC Jobs-Economic Development Authority
Quoizel, Inc.,
Series 1996, AMT, LOC: Branch Banking & Trust 0.350% 05/01/16 (03/03/11) (a)(b)	2,425,000	2,425,000
South Carolina General Co., Inc.,
Series 2008, AMT, LOC: Branch Banking & Trust 0.320% 12/01/38 (03/03/11) (a)(b)	5,000,000	5,000,000

	Par ($)	Value ($)
Watson Engineering, Inc.,
Series 2007, AMT, LOC: PNC Bank N.A. 0.340% 09/01/27 (03/03/11) (a)(b)	5,960,000	5,960,000
SC Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC 0.360% 03/01/49 (03/03/11) (a)(b)	12,775,000	12,775,000
South Carolina Total		26,160,000
South Dakota – 0.4%
SD Clipper Tax-Exempt Trust
South Dakota Housing Development Authority,
Series 2009, AMT, LIQ FAC: State Street Bank & Trust Co. 0.380% 05/01/30 (03/03/11) (a)(b)(c)	4,070,000	4,070,000
SD Housing Development Authority
Homeownership Mortgage,
Series 2004 G, AMT, SPA: Landesbank Hessen-Thuringen 0.280% 05/01/34 (03/02/11) (a)(b)	14,050,000	14,050,000
South Dakota Total		18,120,000
Tennessee – 0.9%
TN Sevier County Public Building Authority
Series 2008 A-I, AMT,
LOC: Branch Banking & Trust 0.360% 06/01/28 (03/02/11) (a)(b)	26,900,000	26,900,000
TN Shelby County Health Educational & Housing Facilities Board
Courtyard Apartments, Inc.,
Series 1997 A, AMT, LOC: PNC Bank N.A. 0.300% 07/01/22 (03/03/11) (a)(b)	5,000,000	5,000,000
Multi-Family Housing Revenue,
Series 1995, AMT, LOC: U.S. Bank N.A. 0.340% 01/01/23 (03/03/11) (a)(b)	2,470,000	2,470,000

See Accompanying Notes to Financial Statements.

16

BofA Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TN Shelby County
Series 2004 B,
SPA: Landesbank Hessen-Thuringen 0.300% 04/01/30 (03/03/11) (a)(b)	7,100,000	7,100,000
Tennessee Total		41,470,000
Texas – 8.8%
TX Bowie County Industrial Development Corp.
Wehco Media, Inc.,
Texarkana Newspapers, Inc., Series 1985, LOC: JPMorgan Chase Bank 0.250% 11/01/25 (03/01/11) (a)(b)	3,500,000	3,500,000
TX Brazos River Authority
Texas Competitive Electric,
Series 2001 D2, AMT, LOC: Citibank N.A. 0.230% 05/01/33 (03/01/11) (a)(b)	7,000,000	7,000,000
TX Capital Industrial Development Corp.
Texas Disposal Systems,
Series 2001, AMT, LOC: JPMorgan Chase Bank 0.380% 05/01/16 (03/03/11) (a)(b)	9,430,000	9,430,000
TX Harris County Health Facilities Development Corp.
Gulf Coast Regional Blood Center,
Series 1992, LOC: JPMorgan Chase Bank 0.480% 04/01/17 (03/03/11) (a)(b)	1,750,000	1,750,000
TX Harris County Housing Finance Corp.
Orion-Timberstone Associates,
Torrey Chase Apartments, Series 1998, AMT, DPCE: FNMA 0.390% 06/01/30 (03/03/11) (a)(b)	10,920,000	10,920,000
TX Houston Housing Financial Corp.
HFI Regency Park Apartments LP,
Series 2007, AMT, DPCE: FNMA 0.290% 05/15/41 (03/02/11) (a)(b)	13,900,000	13,900,000

	Par ($)	Value ($)
Mayfair Park Apartments LP,
Series 2004, AMT, DPCE: FNMA 0.290% 04/15/37 (03/03/11) (a)(b)	3,500,000	3,500,000
TX JPMorgan Chase Putters/Drivers Trust
State of Texas,
Series 2010, LIQ FAC: JPMorgan Chase & Co. 0.220% 08/31/11 (03/01/11) (a)(b)(c)	12,860,000	12,860,000
TX Kilgore Economic Development Corp.
Cleveland Steel Container,
Series 2007, AMT, LOC: PNC Bank N.A. 0.340% 12/01/23 (03/03/11) (a)(b)	5,140,000	5,140,000
TX Puttable Floating Option Tax-Exempt Receipts
Costa Mirada Ltd.,
Series 2008, AMT, GTY AGMT: FHLMC 0.360% 10/01/50 (03/03/11) (a)(b)	11,325,000	11,325,000
Series 2008, AMT,
GTY AGMT: FHLMC: 0.360% 06/01/30 (03/03/11) (a)(b)	4,750,000	4,750,000
0.360% 07/01/44 (03/03/11) (a)(b)	9,845,000	9,845,000
0.360% 03/01/46 (03/03/11) (a)(b)	14,005,000	14,005,000
0.360% 09/01/46 (03/03/11) (a)(b)	12,025,000	12,025,000
0.360% 09/01/47 (03/03/11) (a)(b)	11,955,000	11,955,000
0.360% 12/01/47 (03/03/11) (a)(b)	11,510,000	11,510,000
0.360% 11/01/49 (03/03/11) (a)(b)	14,360,000	14,360,000
0.360% 05/01/50 (03/03/11) (a)(b)	13,740,000	13,740,000
TX RBC Municipal Products, Inc. Trust
Series 2008 L45, AMT,
LOC: Royal Bank of Canada 0.300% 12/01/27 (03/03/11) (a)(b)	58,945,000	58,945,000

See Accompanying Notes to Financial Statements.

17

BofA Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX State
College Student Loan,
Series 2006, AMT, SPA: State Street Bank & Trust Co. 0.280% 08/01/17 (03/03/11) (a)(b)	4,850,000	4,850,000
Tax & Revenue Anticipation Notes,
Series 2010, 2.000% 08/31/11	150,000,000	151,217,108
Veterans Housing Assistance,
Series 2004 II-B, AMT, SPA: Sumitomo Mitsui Banking 0.280% 12/01/34 (03/02/11) (a)(b)	9,915,000	9,915,000
TX Travis County Housing Finance Corp.
Texas Old Manor Housing LP,
Series 2004, AMT, DPCE: FNMA 0.290% 08/15/37 (03/03/11) (a)(b)	4,900,000	4,900,000
TX University of Texas System
Series 2008 B,
LIQ FAC: University of Texas Investment Management Co., 0.180% 08/01/16 (03/03/11) (a)(b)	6,680,000	6,680,000
Texas Total		408,022,108
Utah – 0.4%
UT Housing Corp.
Series 2010 4, AMT,
GIC: Royal Bank of Canada 0.450% 07/01/35 (03/22/11) (a)(b)	1,830,000	1,830,000
UT Murray
IHC Health Services, Inc.:
Series 2003 C, 0.170% 05/15/36 (03/01/11) (b)(d)	6,500,000	6,500,000
Series 2003 D, 0.190% 05/15/36 (03/01/11) (b)(d)	9,250,000	9,250,000
UT Tooele City
Encon Utah LLC,
Series 2002 A, AMT, LOC: U.S. Bank N.A. 0.360% 10/01/22 (03/03/11) (a)(b)	2,800,000	2,800,000
Utah Total		20,380,000

	Par ($)	Value ($)
Virginia – 1.4%
VA BB&T Municipal Trust
Series 2008,
LOC: Branch Banking & Trust 0.340% 05/16/24 (03/03/11) (a)(b)	35,695,000	35,695,000
VA Chesapeake Economic Development Authority
Tidewater Fibre Corp.,
Series 2005, AMT, LOC: Wells Fargo Bank N.A. 0.320% 12/01/14 (03/03/11) (a)(b)	5,855,000	5,855,000
VA Fairfax County Economic Development Authority
Szivic Family LLC,
Series 2006, AMT, LOC: Branch Banking & Trust 0.450% 09/01/26 (03/03/11) (a)(b)	1,700,000	1,700,000
VA Henrico Economic Development Authority
Colonial Mechanical Corp.,
Series 2000, AMT, LOC: Wells Fargo Bank N.A. 0.420% 08/01/20 (03/03/11) (a)(b)	1,800,000	1,800,000
VA Portsmouth Redevelopment & Housing Authority
Series 2006, AMT,
GTY AGMT: FHLMC 0.430% 03/01/50 (03/03/11) (a)(b)	3,390,000	3,390,000
VA Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC 0.360% 05/01/40 (03/03/11) (a)(b)	6,500,000	6,500,000
VA Small Business Financing Authority
Series 2007, AMT,
LOC: PNC Bank N.A. 0.340% 09/01/22 (03/03/11) (a)(b)	10,000,000	10,000,000
Virginia Total		64,940,000
Washington – 1.2%
WA Economic Development Finance Authority
RMI Investors LLC,
Series 2001 F, AMT, LOC: Wells Fargo Bank N.A. 0.420% 08/01/26 (03/03/11) (a)(b)	3,050,000	3,050,000

See Accompanying Notes to Financial Statements.

18

BofA Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
WA Housing Finance Commission
LTC Propeties, Inc.,
Series 1995, AMT, LOC: U.S. Bank N.A. 0.310% 12/01/15 (03/03/11) (a)(b)	2,350,000	2,350,000
Mountain West Investment Corp.,
Monticello Park, Series 2001 A, AMT, DPCE: FNMA 0.290% 09/01/34 (03/03/11) (a)(b)	6,285,000	6,285,000
Pacific Inn Apartments,
Series 1996 A, AMT, LOC: U.S. Bank N.A. 0.290% 05/01/28 (03/03/11) (a)(b)	1,350,000	1,350,000
The Seasons I LLC,
Series 2006, AMT, DPCE: FNMA 0.310% 12/15/40 (03/03/11) (a)(b)	14,660,000	14,660,000
Vancouver Bridgewood, LLC,
Series 2002 A, AMT, DPCE: FNMA 0.310% 09/01/34 (03/03/11) (a)(b)	4,660,000	4,660,000
WA Pierce County Economic Development Corp.
Cascade Pole & Lumber Co.,
Series 1996, AMT, LOC: U.S. Bank N.A. 0.310% 12/01/17 (03/03/11) (a)(b)	3,855,000	3,855,000
Sumner Leasing LLC,
Quality Stamping Project, Series 2006, AMT, LOC: FHLB 0.470% 12/01/36 (03/03/11) (a)(b)	1,935,000	1,935,000
WA Port of Seattle
Series 2009, AMT, LIQ FAC: Morgan Stanley Bank 0.290% 04/01/24 (03/03/11) (a)(b)(c)	16,470,000	16,470,000
Washington Total		54,615,000

	Par ($)	Value ($)
West Virginia – 1.2%
WV Beckley
Beckley Water Co.,
Series 2003, AMT, LOC: JPMorgan Chase Bank 0.380% 10/01/16 (03/03/11) (a)(b)	5,090,000	5,090,000
WV Economic Development Authority
Appalachian Power Co.,
Series 2008 B, AMT, LOC: JPMorgan Chase Bank 0.290% 02/01/36 (03/03/11) (a)(b)	10,000,000	10,000,000
WV Putnam County
Toyota Motor Manufacturing West Virginia, Inc.,
Series 1998 A, AMT, GTY AGMT: Toyota Motor Credit Corp. 0.260% 06/01/28 (03/02/11) (a)(b)	40,000,000	40,000,000
West Virginia Total		55,090,000
Wisconsin – 2.2%
WI Health & Educational Facilities Authority
National Regency New Berlin,
Series 2005, LOC: JPMorgan Chase Bank 0.240% 08/15/34 (03/01/11) (a)(b)	14,500,000	14,500,000
WI Housing & Economic Development Authority
Series 2005 D, AMT,
SPA: BNP Paribas 0.320% 09/01/36 (03/02/11) (a)(b)	79,245,000	79,245,000
WI Oconomowoc Community Development Authority
85 Oconomowoc LLC,
Series 2004, AMT, DPCE: FNMA 0.290% 12/01/44 (03/03/11) (a)(b)	4,430,000	4,430,000
WI Oconto
Unlimited Services of Wisconsin,
Series 2000, AMT, LOC: U.S. Bank N.A. 0.410% 11/01/12 (03/03/11) (a)(b)	400,000	400,000

See Accompanying Notes to Financial Statements.

19

BofA Municipal Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
WI Pewaukee
Mixer Systems, Inc.,
Series 2000, AMT, LOC: JPMorgan Chase Bank 0.680% 09/01/20 (03/03/11) (a)(b)	1,275,000	1,275,000
WI Sheboygan
Subco Foods,
Series 2002, AMT, LOC: JPMorgan Chase Bank 0.880% 08/01/12 (03/03/11) (a)(b)	870,000	870,000
WI Village of Menomonee Falls
Jema LLC,
Series 1994, AMT, LOC: JPMorgan Chase Bank 0.680% 09/01/14 (03/03/11) (a)(b)	1,330,000	1,330,000
Wisconsin Total		102,050,000
Total Municipal Bonds (cost of $3,908,327,996)		3,908,327,996
Closed-End Investment Companies – 8.7%
California – 0.4%
CA Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.510% 08/01/40 (03/03/11) (a)(b)(c)	19,100,000	19,100,000
California Total		19,100,000
New Jersey – 0.7%
NJ Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.510% 08/01/40 (03/03/11) (a)(b)(c)	21,300,000	21,300,000
NJ Nuveen Premium Income Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.510% 08/01/40 (03/03/11) (a)(b)(c)	10,000,000	10,000,000
New Jersey Total		31,300,000

	Par ($)	Value ($)
New York – 0.5%
NY Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.510% 08/01/40 (03/03/11) (a)(b)(c)	15,000,000	15,000,000
NY Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT,
LIC FAQ: Citibank N.A. 0.510% 12/01/40 (03/03/11) (a)(b)(c)	7,000,000	7,000,000
New York Total		22,000,000
Other – 6.5%
Nuveen Insured Municipal Opportunity Fund, Inc.
Series 2010 AMT,
LIQ FAC: Citibank N.A. 0.510% 12/01/40 (03/03/11) (a)(b)(c)	135,000,000	135,000,000
Nuveen Premium Income Municipal Fund 4, Inc.
Series 2010, AMT,
LIQ FAC: JPMorgan Chase Bank 0.460% 03/01/40 (03/03/11) (a)(b)(c)	77,200,000	77,200,000
Nuveen Premier Insured Municipal Income Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.510% 12/01/40 (03/03/11) (a)(b)(c)	2,000,000	2,000,000
Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: JPMorgan Chase Bank 0.460% 12/01/40 (03/03/11) (a)(b)(c)	88,400,000	88,400,000
Other Total		302,600,000
Pennsylvania – 0.6%
PA Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.510% 08/01/40 (03/03/11) (a)(b)(c)	14,000,000	14,000,000
PA Nuveen Premium Income Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.510% 08/01/40 (03/03/11) (a)(b)(c)	15,000,000	15,000,000
Pennsylvania Total		29,000,000
Total Closed-End Investment Companies (cost of $404,000,000)		404,000,000

See Accompanying Notes to Financial Statements.

20

BofA Municipal Reserves

February 28, 2011 (Unaudited)

Short-Term Obligations – 5.8%
	Par ($)	Value ($)
Variable Rate Demand Notes – 5.8%
Federal Home Loan Mortgage Corp.
LIQ FAC: FHLMC
0.310% 06/15/36 (03/03/11) (a)(b)(g)	33,720,000	33,720,000
FHLMC Multi-Family VRD Certificates
0.310% 05/15/46 (03/03/11) (b)(d)	50,200,000	50,200,000
0.320% 11/15/34 (03/03/11) (b)(d)	6,201,905	6,201,905
0.320% 02/15/35 (03/03/11) (b)(d)	10,107,903	10,107,903
0.320% 08/15/45 (03/03/11) (b)(d)	115,649,353	115,649,353
0.320% 01/15/47 (03/03/11) (b)(d)	38,311,138	38,311,138
Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
GTY AGMT: Dexia Credit Local 0.470% 07/01/22 (03/03/11) (a)(b)	11,440,000	11,440,000
Variable Rate Demand Notes Total		265,630,299
Total Short-Term Obligations (cost of $265,630,299)		265,630,299
Total Investments – 99.2% (cost of $4,577,958,295) (h)		4,577,958,295
Other Assets & Liabilities, Net – 0.8%		35,563,763
Net Assets – 100.0%		4,613,522,058

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2011.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, these securities, which are not illiquid, amounted to $525,120,000 or 11.4% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at February 28, 2011.

(e)  Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of BofA Advisors, LLC.

(f)  Security purchased on a delayed delivery basis.

(g)  The rate shown represents the discount rate at the date of purchase.

(h)  Cost for federal income tax purposes is $4,577,958,295.

The following table summarizes the inputs used, as of February 28, 2011, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$3,908,327,996	$—	$3,908,327,996
Total Closed-End Investment Companies	—	404,000,000	—	404,000,000
Total Short-Term Obligations	—	265,630,299	—	265,630,299
Total Investments	$—	$4,577,958,295	$—	$4,577,958,295

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund had no transfers between Levels 1 and 2 during the period ended February 28, 2011.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2011, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	84.7
Closed-End Investment Companies	8.7
93.4
Short-Term Obligations	5.8
Other Assets & Liabilities, Net	0.8
100.0

Acronym	Name
AMT	Alternative Minimum Tax

DPCE	Direct Pay Credit Enhancement

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GIC	Guaranteed Investment Contract

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

21

Statement of Assets and Liabilities – BofA Municipal Reserves
February 28, 2011 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	4,577,958,295
	Cash	8,372,932
	Receivable for:
	Investments sold	44,935,748
	Fund shares sold	201,827
	Interest	6,836,036
	Expense reimbursement due from investment advisor	49,155
	Trustees' deferred compensation plan	11,662
	Prepaid expenses	74,065
	Total Assets	4,638,439,720
Liabilities	Payable for:
	Investments purchased	4,795,000
	Investments purchased on a delayed delivery basis	18,975,051
	Fund shares repurchased	27,180
	Distributions	160,061
	Investment advisory fee	498,012
	Administration fee	121,134
	Pricing and bookkeeping fees	51,766
	Transfer agent fee	47,202
	Trustees' fees	60,115
	Custody fee	17,045
	Distribution and service fees	48,677
	Shareholder administration fee	61,260
	Chief compliance officer expenses	2,410
	Trustees' deferred compensation plan	11,662
	Other liabilities	41,087
	Total Liabilities	24,917,662
	Net Assets	4,613,522,058
Net Assets Consist of	Paid-in capital	4,612,597,936
	Undistributed net investment income	1,204,309
	Accumulated net realized loss	(280,187)
	Net Assets	4,613,522,058

See Accompanying Notes to Financial Statements.

22

Statement of Assets and Liabilities (continued) – BofA Municipal Reserves
February 28, 2011 (Unaudited)

Capital Class Shares	Net assets	$3,268,513,507
	Shares outstanding	3,267,923,403
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$716,728,893
	Shares outstanding	716,597,024
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$9,941,329
	Shares outstanding	9,939,506
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$194,546,976
	Shares outstanding	194,511,240
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$242,866
	Shares outstanding	242,822
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$167,442,573
	Shares outstanding	167,411,756
	Net asset value per share	$1.00
Class Z Shares	Net assets	$24,038,278
	Shares outstanding	24,033,906
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$232,067,636
	Shares outstanding	232,024,206
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

23

Statement of Operations – BofA Municipal Reserves
For the Six Months Ended February 28, 2011 (Unaudited)

		($)
Investment Income	Interest	8,556,892
Expenses	Investment advisory fee	3,512,794
	Administration fee	2,271,862
	Distribution fee:
	Investor Class Shares	120
	Daily Class Shares	462,637
	Service fee:
	Liquidity Class Shares	13,606
	Adviser Class Shares	277,787
	Investor Class Shares	301
	Daily Class Shares	330,455
	Shareholder administration fee:
	Trust Class Shares	256,177
	Institutional Class Shares	50,718
	Transfer agent fee	69,342
	Pricing and bookkeeping fees	163,993
	Trustees' fees	24,245
	Custody fee	34,216
	Chief compliance officer expenses	7,369
	Other expenses	300,230
	Total Expenses	7,775,852
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(1,700,069)
	Fees waived by distributor:
	Liquidity Class Shares	(96)
	Adviser Class Shares	(94,700)
	Investor Class Shares	(223)
	Daily Class Shares	(575,981)
	Fees waived by shareholder service provider—Liquidity Class Shares	(5,442)
	Expense reductions	(255)
	Net Expenses	5,399,086
	Net Investment Income	3,157,806
	Net realized gain on investments	11,501
	Net Increase Resulting from Operations	3,169,307

See Accompanying Notes to Financial Statements.

24

Statement of Changes in Net Assets – BofA Municipal Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2011 ($)	Year Ended August 31, 2010 ($)
Operations	Net investment income	3,157,806	10,598,130
	Net realized gain on investments	11,501	138,576
	Net increase resulting from operations	3,169,307	10,736,706
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(2,804,423)	(8,829,742)
	Trust Class Shares	(173,312)	(345,520)
	Liquidity Class Shares	(920)	(51,317)
	Adviser Class Shares	—	(32,370)
	Investor Class Shares	—	(144)
	Class Z Shares	(19,792)	(59,287)
	Institutional Class Shares	(158,696)	(1,280,413)
	Total distributions to shareholders	(3,157,143)	(10,598,793)
	Net Capital Stock Transactions	(506,771,788)	(3,422,320,358)
	Total decrease in net assets	(506,759,624)	(3,422,182,445)
Net Assets	Beginning of period	5,120,281,682	8,542,464,127
	End of period	4,613,522,058	5,120,281,682
	Undistributed net investment income at end of period	1,204,309	1,203,646

See Accompanying Notes to Financial Statements.

25

Statement of Changes in Net Assets (continued) – BofA Municipal Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	5,133,653,267	5,133,653,267	14,787,639,277	14,787,639,277
Distributions reinvested	1,746,236	1,746,236	5,741,576	5,741,576
Redemptions	(5,486,366,019)	(5,486,366,019)	(15,829,979,816)	(15,830,020,030)
Net decrease	(350,966,516)	(350,966,516)	(1,036,598,963)	(1,036,639,177)
Trust Class Shares
Subscriptions	739,538,359	739,538,359	609,548,716	609,548,716
Distributions reinvested	222	222	16,058	16,057
Redemptions	(374,748,797)	(374,748,797)	(714,408,211)	(714,408,211)
Net increase (decrease)	364,789,784	364,789,784	(104,843,437)	(104,843,438)
Liquidity Class Shares
Subscriptions	4,165,015	4,165,015	85,207,351	85,207,351
Distributions reinvested	916	916	49,901	49,901
Redemptions	(7,105,910)	(7,105,910)	(239,448,013)	(239,448,013)
Net decrease	(2,939,979)	(2,939,979)	(154,190,761)	(154,190,761)
Adviser Class Shares
Subscriptions	396,711,553	396,711,553	1,568,543,064	1,568,543,064
Distributions reinvested	—	—	23,231	23,231
Redemptions	(531,253,616)	(531,253,616)	(1,941,327,673)	(1,941,327,673)
Net decrease	(134,542,063)	(134,542,063)	(372,761,378)	(372,761,378)
Investor Class Shares
Subscriptions	42,555	42,556	50,793,403	50,793,403
Distributions reinvested	—	—	144	144
Redemptions	(44,281)	(44,281)	(104,361,959)	(104,361,960)
Net decrease	(1,726)	(1,725)	(53,568,412)	(53,568,413)
Daily Class Shares
Subscriptions	138,388,888	138,388,888	666,895,636	666,895,637
Redemptions	(423,571,316)	(423,571,317)	(1,561,465,902)	(1,561,465,902)
Net decrease	(285,182,428)	(285,182,429)	(894,570,266)	(894,570,265)
Class Z Shares
Subscriptions	2,326,077	2,326,077	6,868,341	6,868,341
Distributions reinvested	18,893	18,892	55,957	55,958
Redemptions	(4,249,856)	(4,249,856)	(17,362,357)	(17,362,357)
Net decrease	(1,904,886)	(1,904,887)	(10,438,059)	(10,438,058)
Institutional Class Shares
Subscriptions	575,350,877	575,350,877	2,444,413,401	2,444,413,401
Distributions reinvested	112,572	112,572	1,240,673	1,240,673
Redemptions	(671,487,422)	(671,487,422)	(3,240,962,942)	(3,240,962,942)
Net decrease	(96,023,973)	(96,023,973)	(795,308,868)	(795,308,868)

See Accompanying Notes to Financial Statements.

26

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	(d)	0.0019	0.0125	0.0266	0.0351	0.0143		0.0256
Less Distributions to Shareholders:
From net investment income	(0.001	)(d)	(0.0019)	(0.0125)	(0.0266)	(0.0351)	(0.0143)		(0.0256)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.08	%(g)	0.19%	1.26%	2.70%	3.56%	1.44	%(g)	2.59%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.20	%(i)	0.20%	0.23%	0.20%	0.20%	0.20	%(i)	0.20%
Waiver/Reimbursement	0.07	%(i)	0.06%	0.05%	0.05%	0.06%	0.06	%(i)	0.06%
Net investment income (h)	0.17	%(i)	0.18%	1.15%	2.72%	3.52%	3.43	%(i)	2.60%
Net assets, end of period (000s)	$3,268,514		$3,619,465	$4,655,880	$3,207,123	$4,451,392	$5,245,065		$3,537,820

(a)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(b)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

27

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	0.0009	0.0115	0.0256	0.0341	0.0139		0.0246
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	(0.0009)	(0.0115)	(0.0256)	(0.0341)	(0.0139)		(0.0246)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.03	%(h)	0.09%	1.15%	2.59%	3.46%	1.40	%(h)	2.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.30	%(j)	0.30%	0.33%	0.30%	0.30%	0.30	%(j)	0.30%
Waiver/Reimbursement	0.07	%(j)	0.06%	0.05%	0.05%	0.06%	0.06	%(j)	0.06%
Net investment income (i)	0.07	%(j)	0.09%	1.09%	2.55%	3.40%	3.31	%(j)	2.49%
Net assets, end of period (000s)	$716,729		$351,866	$456,691	$425,627	$419,275	$551,810		$520,422

(a)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(b)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

28

Financial Highlights – BofA Municipal Reserves

Selected date for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	0.0004	0.0110	0.0251	0.0336	0.0137		0.0241
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	(0.0004)	(0.0110)	(0.0251)	(0.0336)	(0.0137)		(0.0241)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.04%	1.10%	2.54%	3.41%	1.38	%(h)	2.43%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.35	%(j)	0.34%	0.38%	0.35%	0.35%	0.35	%(j)	0.35%
Waiver/Reimbursement	0.17	%(j)	0.17%	0.15%	0.15%	0.16%	0.16	%(j)	0.16%
Net investment income (i)	0.02	%(j)	0.06%	1.11%	2.68%	3.35%	3.27	%(j)	2.39%
Net assets, end of period (000s)	$9,941		$12,882	$167,085	$157,720	$308,502	$339,422		$315,658

(a)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(b)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

29

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2011		2010 (a)(b)		2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	0.0001		0.0100	0.0241	0.0326	0.0133		0.0231
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	(0.0001)		(0.0100)	(0.0241)	(0.0326)	(0.0133)		(0.0231)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(i)	1.00%	2.44%	3.31%	1.33	%(h)	2.33%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.36	%(k)	0.39%		0.48%	0.45%	0.45%	0.45	%(k)	0.45%
Waiver/Reimbursement	0.16	%(k)	0.13%		0.05%	0.05%	0.06%	0.06	%(k)	0.06%
Net investment income (j)	—	%(i)(k)	0.01%		1.06%	2.40%	3.26%	3.16	%(k)	2.33%
Net assets, end of period (000s)	$194,547		$329,108		$701,879	$957,701	$912,798	$661,680		$527,961

(a)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(b)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

30

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended							Period Ended		Year Ended
	February 28,		Year Ended August 31,					August 31,		March 31,
Investor Class Shares	2011		2010 (a)(b)		2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(k)	—	(d)	0.0090	0.0231	0.0316	0.0129		0.0221
Less Distributions to Shareholders:
From net investment income	—	(k)	—	(d)	(0.0090)	(0.0231)	(0.0316)	(0.0129)		(0.0221)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.00	%(h)	0.91%	2.34%	3.20%	1.29	%(g)	2.23%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.37	%(j)	0.39%		0.58%	0.55%	0.55%	0.55	%(j)	0.55%
Waiver/Reimbursement	0.25	%(j)	0.22%		0.05%	0.05%	0.06%	0.06	%(j)	0.06%
Net investment income (i)	—		—	%(h)	0.88%	2.28%	3.15%	3.07	%(j)	2.19%
Net assets, end of period (000s)	$243		$245		$53,818	$54,832	$46,035	$74,219		$66,136

(a)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(b)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.0001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

See Accompanying Notes to Financial Statements.

31

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	—	0.0071	0.0206	0.0291	0.0118		0.0196
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(0.0071)	(0.0206)	(0.0291)	(0.0118)		(0.0196)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%	0.71%	2.08%	2.95%	1.19	%(h)	1.97%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.36	%(j)	0.39%	0.78%	0.80%	0.80%	0.80	%(j)	0.80%
Waiver/Reimbursement	0.51	%(j)	0.47%	0.10%	0.05%	0.06%	0.06	%(j)	0.06%
Net investment income (i)	—	%(j)(k)	—	0.78%	1.99%	2.91%	2.81	%(j)	2.02%
Net assets, end of period (000s)	$167,443		$452,671	$1,347,281	$1,990,097	$1,562,589	$1,433,097		$1,368,604

(a)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(b)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

32

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended						Period Ended		Period Ended
	February 28,		Year Ended August 31,				August 31,		March 31,
Class Z Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	(e)	0.0019	0.0125	0.0267	0.0351	0.0143		0.0109
Less Distributions to Shareholders:
From net investment income	(0.001	)(e)	(0.0019)	(0.0125)	(0.0267)	(0.0351)	(0.0143)		(0.0109)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.08	%(h)	0.19%	1.26%	2.70%	3.56%	1.44	%(h)	1.09	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20	%(j)	0.20%	0.23%	0.20%	0.20%	0.20	%(j)	0.20	%(j)
Waiver/Reimbursement	0.07	%(j)	0.06%	0.05%	0.05%	0.06%	0.06	%(j)	0.06	%(j)
Net investment income (i)	0.17	%(j)	0.19%	1.24%	2.70%	3.51%	3.42	%(j)	2.96	%(j)
Net assets, end of period (000s)	$24,038		$25,943	$36,380	$36,333	$39,772	$51,606		$54,158

(a)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(b)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Class Z Shares commenced operations on November 18, 2005.

(e)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

33

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended						Period Ended		Year Ended
	February 28,		Year Ended August 31,				August 31,		March 31,
Institutional Class Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	(d)	0.0015	0.0121	0.0262	0.0347	0.0142		0.0252
Less Distributions to Shareholders:
From net investment income	(0.001	)(d)	(0.0015)	(0.0121)	(0.0262)	(0.0347)	(0.0142)		(0.0252)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.06	%(g)	0.15%	1.22%	2.66%	3.52%	1.42	%(g)	2.55%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.24	%(i)	0.24%	0.27%	0.24%	0.24%	0.24	%(i)	0.24%
Waiver/Reimbursement	0.07	%(i)	0.06%	0.05%	0.05%	0.06%	0.06	%(i)	0.06%
Net investment income (h)	0.13	%(i)	0.15%	1.12%	2.67%	3.47%	3.38	%(i)	2.49%
Net assets, end of period (000s)	$232,068		$328,101	$1,123,450	$985,752	$1,048,065	$783,898		$578,505

(a)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(b)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

34

Notes to Financial Statements – BofA Municipal Reserves
February 28, 2011 (Unaudited)

Note 1. Organization

BofA Municipal Reserves (the "Fund") a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class Z and Institutional Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – prices determined using quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the "amendment"), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed.

35

BofA Municipal Reserves, February 28, 2011 (Unaudited)

Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. For the six month period ended February 28, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which became effective for interim and annual periods beginning after December 15, 2010.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for

36

BofA Municipal Reserves, February 28, 2011 (Unaudited)

distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2010 was as follows:

Distributions paid from:
Tax-Exempt Income	$9,868,935
Ordinary Income*	729,858

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforward, determined as of August 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2017	$291,688

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives an investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2011. There is no guarantee that this expense limitation will continue after December 31, 2011.

For the six month period ended February 28, 2011, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a Sub-Administration Agreement. BofA pays State Street a fee for all services received under this Agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement

37

BofA Municipal Reserves, February 28, 2011 (Unaudited)

(collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the Current State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Prior to May 1, 2010, the Trust had entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with BofA. Under the Services Agreement, BofA provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed BofA for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by BofA in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing, and the services that were provided thereunder are covered under an amended and restated administration agreement with BofA.

Transfer Agent Fee

Prior to May 1, 2010, Columbia Management Services, Inc. (the "Former Transfer Agent"), an affiliate of BofA Global Capital Management and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and had contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Effective January 1, 2010, the Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Fund.

The Former Transfer Agent was also entitled to retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Fund. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Effective May 1, 2010, Boston Financial Data Services, Inc. (the "Current Transfer Agent") acts as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Current Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Daily Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

38

BofA Municipal Reserves, February 28, 2011 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2011 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2011.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares. The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2011, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2011.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

39

BofA Municipal Reserves, February 28, 2011 (Unaudited)

At February 28, 2011, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the six month
2014	2013	2012	2011	recovery	period ended 2/28/11
$1,700,069	$4,775,827	$4,190,592	$4,288,091	$14,954,579	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

On February 28, 2011, the Board of Trustees voted to terminate the deferred compensation plans, with a distribution of balances owed to be paid at a later date.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2011, these custody credits reduced total expenses by $255 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six month period ended February 28, 2011, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of February 28, 2011, the Fund had four shareholders that collectively held 95.2% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

As of February 28, 2011, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

40

BofA Municipal Reserves, February 28, 2011 (Unaudited)

Note 8. Significant Risks and Contingencies

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the "BofA Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

41

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Reserves, BofA Government Plus Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 4, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). The Fee Consultant's role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms' length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant's report is available at www.bofacapital.com.

In preparation for the November meeting, the Board met in September for review and discussion of the materials described below. The Board also met in June to discuss each Fund's performance, including its overall portfolio management, with the Fund's investment team. In addition to these meetings, the Board receives performance and other reports at its quarterly meetings. During this period, the Board's Contracts Review Committee also met to assist the Board in preparation for the November meeting. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on behalf of the Trustees were also made available to the Board. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. The most recent investment adviser registration form for BoAA was made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and legal compliance programs of the Funds and BoAA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

The Board evaluated the ability of BoAA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the

42

nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds to BoAA for investment advisory services (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board also received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in each Fund's respective Peer Group (as defined below). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses was fully utilized. The Board noted that these arrangements were voluntary and could be modified by the Distributor and/or BoAA at any time. The Board also considered the purchase of certain assets held by some of the Funds by an affiliate of BoAA and a capital support program that had been implemented to enhance certain Fund's "shadow" net asset values, which benefitted Fund shareholders. The Board noted that such efforts, as with the voluntary fee waivers and expense reimbursements undertaken by BoAA and the Distributor, were voluntary and may not be repeated at any future time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined by Lipper Inc. ("Lipper") to be most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market funds. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund's one- and three-year performance compared to Actual Management Rates; and (ii) each Fund's one- and three-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Fund Performance. The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as to each Fund's benchmark index. The Board also considered information regarding how BoAA and its affiliates analyze and manage potential risks. The Board noted that the Funds' generally underperformed their peers in the more recent periods, but considered that BoAA's overall investment approach emphasizes liquidity and capital preservation.

43

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that BoAA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board also considered information from management regarding the impact of decreases in overall Fund assets on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including separate accounts, institutional investors and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other BoAA clients, based on information provided by BoAA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding any "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board concluded that any such benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from BoAA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receive from BoAA and its affiliates throughout the year. In this regard, the Board, including through its Committees, reviews reports of BoAA at each of the quarterly meetings, which include, among other things, Fund performance reports and presentations relating to such reports. In addition, the Board confers with the Funds' investment personnel at various times throughout the year.

Fund-Specific Considerations for Certain "Review" Funds. The Board reviewed the above-referenced information for each Fund. For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios, and/or performance information relative to a Fund's Peer Group and/or Universe.

BofA Municipal Reserves — The Board engaged in further review of BofA Municipal Reserves because its Actual Management Rate was above the median range of its Peer Group. The Board noted, however, the Fund's positive performance.

For each "Review" Fund, the Board noted other factors such as the Fund's expense cap and waiver arrangements and BoAA's emphasis on liquidity and capital preservation. The Board also noted the implementation of changes to BoAA's cash management platform throughout 2009-2010. Taking into account these matters and other factors considered, the Board concluded that each Fund's Actual Management Rate, total expenses and performance were acceptable.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board,

44

including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

45

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Municipal Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended February 28 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Beginning on May 1, 2010, the Columbia money market funds were renamed BofA funds and their distributor, Columbia Management Distributors, Inc. was renamed BofA Distributors, Inc.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

49

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

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BofA Municipal Reserves

Semiannual Report, February 28, 2011

© 2011 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-44/114605-0211 (04/11) 11-A710R5

BofATM Funds

Semiannual Report

February 28, 2011

BofA New York Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	7

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	20

Board Consideration and Re-Approval of Advisory Agreement	27

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA New York Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating expense ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/10 – 02/28/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.70	1,023.80	0.99	1.00	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.20	1,023.31	1.49	1.51	0.30
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.21	1.59	1.61	0.32
Class A Shares	1,000.00	1,000.00	1,000.00	1,023.31	1.49	1.51	0.30
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,022.81	1.98	2.01	0.40
Institutional Class Shares	1,000.00	1,000.00	1,000.50	1,023.60	1.19	1.20	0.24
Retail A Shares	1,000.00	1,000.00	1,000.30	1,023.31	1.49	1.51	0.30
G-Trust Shares	1,000.00	1,000.00	1,000.70	1,023.80	0.99	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA New York Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds – 90.7%
	Par ($)	Value ($)
New York – 89.5%
NY Albany Industrial Development Agency
Albany Medical Center Hospital,
Series 2006 A, LOC: RBS Citizens N.A. 0.430% 05/01/35 (03/03/11) (a)(b)	800,000	800,000
Teresian House Nursing Home,
Series 2007 A, LOC: RBS Citizens N.A. 0.350% 07/01/16 (03/03/11) (a)(b)	2,070,000	2,070,000
NY Ausable Valley Central School District
State Aid Withholding,
Series 2010: 1.750% 10/28/11	8,000,000	8,039,194
2.000% 10/28/11	375,000	377,451
NY Bank of New York Municipal Certificates Trust
Series 2007,
LOC: Bank of New York 0.300% 02/15/36 (05/15/11) (a)(b)	17,150,000	17,150,000
NY Cairo-Durham Central School District
State Aid Withholding,
Series 2010, 1.250% 06/24/11	3,645,000	3,651,288
NY Cheektowaga Central School District
State Aid Withholding,
Series 2010, 1.750% 12/21/11	7,185,000	7,243,187
NY Clifton Park Industrial Development Agency
Community School of Naples, Inc.,
Series 2006, LIQ FAC: FHLMC 0.270% 05/01/31 (03/03/11) (a)(b)	4,115,000	4,115,000
NY Dormitory Authority
Catholic Health System:
Series 2006 C, LOC: HSBC Bank USA N.A. 0.280% 07/01/22 (03/03/11) (a)(b)	5,000,000	5,000,000
Series 2008, LOC: HSBC Bank USA N.A. 0.280% 07/01/34 (03/03/11) (a)(b)	7,710,000	7,710,000

	Par ($)	Value ($)
Culinary Institute of America,
Series 2004 C, LOC: TD Bank N.A. 0.230% 07/01/33 (03/03/11) (a)(b)	2,900,000	2,900,000
Le Moyne College,
Series 2009, LOC: TD Bank N.A. 0.230% 01/01/39 (03/03/11) (a)(b)	3,870,000	3,870,000
Long Island University,
Series 2006 L I-A-2, LOC: FHLB: 0.260% 09/01/36 (03/03/11) (a)(b)	5,000,000	5,000,000
New York Public Library,
Series 1999 A, LOC: TD Bank N.A. 0.220% 07/01/28 (03/02/11) (a)(b)	2,590,000	2,590,000
Oxford University Press, Inc.:
Series 1993, LOC: Landesbank Hessen-Thüringen 0.220% 07/01/23 (03/01/11) (a)(b)	7,220,000	7,220,000
Series 1996, LOC: Landesbank Hessen-Thüringen 0.240% 07/01/25 (03/02/11) (a)(b)	1,165,000	1,165,000
Pratt Institute,
Series 2009 B, LOC: TD Bank N.A. 0.240% 07/01/34 (03/03/11) (a)(b)	9,515,000	9,515,000
Eagle-20060164-CLA
Series 2006 A, LIQ FAC: Citibank N.A. 0.260% 03/15/36 (03/03/11) (a)(b)	10,000,000	10,000,000
NY Dutchess County Industrial Development Agency
Marist College:
Series 2005 A, LOC: JPMorgan Chase Bank 0.260% 07/01/35 (03/03/11) (a)(b)	8,065,000	8,065,000
Series 2008 A, LOC: TD Bank N.A. 0.220% 07/01/38 (03/03/11) (a)(b)	1,540,000	1,540,000

See Accompanying Notes to Financial Statements.

2

BofA New York Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Trinity-Pawling School Corp.,
Series 2002, LOC: PNC Bank N.A. 0.250% 10/01/32 (03/03/11) (a)(b)	2,755,000	2,755,000
NY Eclipse Funding Trust
Metropolitan Transportation Authority,
Series 2006, LOC: U.S. Bank N.A. 0.250% 11/15/13 (03/03/11) (a)(b)	2,500,000	2,500,000
New York Convention Center,
Series 2006, LOC: U.S. Bank N.A. 0.250% 11/15/27 (03/03/11) (a)(b)	14,305,000	14,305,000
NY Energy Research & Development Authority
Consolidated Edison Co.,
Series 2005 A1, LOC: Mizuho Corporate Bank 0.220% 05/01/39 (03/02/11) (a)(b)	10,000,000	10,000,000
NY Environmental Facilities Corp.
Putters – 2870
Series 2008, LIQ FAC: JPMorgan Chase Bank 0.260% 12/15/15 (03/03/11) (a)(b)	3,145,000	3,145,000
NY Honeoye Falls-Lima Central School District
State Aid Withholding,
Series 2010, 1.500% 09/29/11	3,900,000	3,917,308
NY Housing Finance Agency
Midtown West B LLC,
Series 2009 B, LOC: Landesbank Hessen-Thüringen 0.280% 05/01/42 (03/02/11) (a)(b)	500,000	500,000
NY Islip Industrial Development Agency
Series 2008 23G, AMT,
GTY AGMT: Goldman Sachs, LIQ FAC: Goldman Sachs 0.280% 12/01/29 (03/03/11) (a)(b)	15,995,000	15,995,000

	Par ($)	Value ($)
NY Liberty Development Corp.
3 World Trade Center LLC,
Series 2010 A2, LOC: JPMorgan Chase Bank 0.290% 12/01/50 (03/03/11) (a)(b)	1,490,000	1,490,000
Series 2006 41TP,
LIQ FAC: Wells Fargo Bank N.A., LOC: Wells Fargo Bank N.A. 0.280% 10/01/35 (03/03/11) (a)(b)	4,060,000	4,060,000
World Trade Center,
Escrowed in U.S. Treasuries, Series 2009 A-1, 0.350% 12/01/49 (04/28/11) (b)(c)	15,000,000	15,000,000
NY Livingston County Industrial Development Agency
Red Jacket/Nicholas,
Series 2007 A, LOC: HSBC Bank USA N.A. 0.270% 07/01/19 (03/03/11) (a)(b)	2,067,000	2,067,000
NY Local Government Assistance Corp.
P.Floats – PT3451,
Series 2006, GTY AGMT: Dexia Credit Local, LIQ FAC: Dexia Credit Local 0.390% 04/01/21 (03/03/11) (a)(b)	5,205,000	5,205,000
Series 2008 B,
SPA: Dexia Credit Local 0.340% 04/01/21 (03/02/11) (a)(b)	18,290,000	18,290,000
NY Long Island Power Authority
Series 2006 F,
5.000% 05/01/11	1,000,000	1,007,130
NY Metropolitan Transportation Authority
0.330% 03/04/11	5,000,000	5,000,000
Series 2008 D2,
LOC: Barclay's Bank PLC, LOC: Landesbank Hessen-Thüringen 0.230% 11/01/35 (03/01/11) (a)(b)	5,545,000	5,545,000
Series 2008,
LIQ FAC: JPMorgan Chase Bank 0.360% 11/15/11 (03/03/11) (a)(b)	3,260,000	3,260,000

See Accompanying Notes to Financial Statements.

3

BofA New York Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2009,
SPA: Citibank N.A. 0.260% 05/01/15 (03/03/11) (a)(b)(d)	2,355,000	2,355,000
NY Monroe County Industrial Development Agency
Association for the Blind,
Series 2008, LOC: JPMorgan Chase Bank 0.280% 02/01/38 (03/03/11) (a)(b)	1,800,000	1,800,000
St. Ann's Home for the Aged,
Series 2000, LOC: HSBC Bank USA N.A. 0.250% 07/01/30 (03/02/11) (a)(b)	9,325,000	9,325,000
NY Monticello Central School District
State Aid Withholding,
Series 2010 A, 1.500% 03/17/11	2,450,844	2,451,921
NY Moriah Central School District
State Aid Withholding,
Series 2010, 1.750% 09/23/11	9,005,000	9,037,628
NY Mortgage Agency
Series 2005-122, AMT,
SPA: Dexia Credit Local 0.350% 04/01/35 (03/02/11) (a)(b)	15,000,000	15,000,000
NY New York City Housing Development Corp.
RBNB 20 Owner LLC,
Series 2006 A, LOC: Landesbank Hessen-Thüringen 0.320% 06/01/39 (03/02/11) (a)(b)	550,000	550,000
NY New York City Industrial Development Agency
Convent Sacred Heart School,
Series 2002, LOC: FHLB 0.270% 11/01/32 (03/03/11) (a)(b)	5,925,000	5,925,000
FC Hanson Office Associates,
Series 2004, LOC: Lloyds TSB Bank PLC 0.250% 12/01/39 (03/03/11) (a)(b)	9,295,000	9,295,000

	Par ($)	Value ($)
Jamaica First Parking LLC,
Series 2004, LOC: JPMorgan Chase Bank 0.270% 03/01/34 (03/03/11) (a)(b)	2,725,000	2,725,000
The Hewitt School,
Series 2002, LOC: TD Bank N.A. 0.290% 12/01/34 (03/03/11) (a)(b)	3,825,000	3,825,000
NY New York City Municipal Water Finance Authority
Series 2008 BB-2,
SPA: Landesbank Hessen-Thüringen 0.230% 06/15/39 (03/01/11) (a)(b)	19,835,000	19,835,000
Series 2009-3129,
LIQ FAC: Morgan Stanley Bank 0.260% 06/15/40 (03/03/11) (a)(b)(d)	810,000	810,000
NY New York City
Series 1995 F-4,
LOC: Landesbank Hessen-Thüringen 0.270% 02/15/20 (03/02/11) (a)(b)	2,600,000	2,600,000
Series 2002 C-4,
LOC: Bank of Tokyo-Mitsubishi UFJ 0.220% 08/01/20 (03/03/11) (a)(b)	3,350,000	3,350,000
Series 2007 A-1,
5.000% 08/01/11	3,000,000	3,058,122
NY Oneida County Industrial Development Agency
Champion Home Builders Co.,
Series 1999, AMT, LOC: Wells Fargo Bank N.A. 0.360% 06/01/29 (03/03/11) (a)(b)	6,820,000	6,820,000
NY Oyster Bay
Series 2010,
1.500% 03/11/11	20,000,000	20,006,439
NY Poughkeepsie Industrial Development Agency
Woodside Associates LLC,
Series 2001, AMT, LOC: JPMorgan Chase Bank 0.330% 04/01/40 (03/03/11) (a)(b)	2,000,000	2,000,000

See Accompanying Notes to Financial Statements.

4

BofA New York Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Power Authority
Series 1985,
LIQ FAC: Bank of Nova Scotia 0.290% 03/01/20 (03/01/11) (a)(b)	15,015,000	15,015,000
NY Reset Optional Certificates Trust II-R
Port Authority,
Series 2006, LIQ FAC: Citibank N.A. 0.260% 10/01/14 (03/03/11) (a)(b)	3,240,000	3,240,000
NY Riverhead Industrial Development Agency
Peconic Bay Medical Center,
Series 2006 A, LOC: HSBC Bank USA N.A. 0.280% 07/01/31 (03/03/11) (a)(b)	7,445,000	7,445,000
NY Suffolk County
Series 2005,
5.000% 06/15/11	1,425,000	1,443,852
Series 2010,
1.250% 10/28/11	8,999,970	9,032,467
NY Syracuse Industrial Development Agency
Crouse Health Hospital,
Series 2007 B, LOC: HSBC Bank USA N.A. 0.280% 01/01/23 (03/02/11) (a)(b)	2,225,000	2,225,000
NY Thruway Authority
Local Highway & Bridge,
Series 2002, 5.500% 04/01/11	1,270,000	1,275,358
NY Triborough Bridge & Tunnel Authority
Series 2008 A,
LOC: Societe Generale 0.260% 01/01/32 (03/03/11) (a)(b)	3,830,000	3,830,000
NY Tuckahoe Common School District Southampton
Sate Aid Withholding,
Series 2010, 1.500% 06/24/11	1,800,000	1,804,630
NY Valley Stream Central High School District
Sate Aid Withholding,
Series 2010, 1.500% 06/24/11	2,500,000	2,508,094

	Par ($)	Value ($)
NY Westchester County Industrial Development Agency
Westchester Jewish Community,
Series 1998, LOC: JPMorgan Chase Bank 0.280% 10/01/28 (03/03/11) (a)(b)	765,000	765,000
NY Yonkers Industrial Development Agency
Consumers Union of the U.S., Inc.,
Series 2005, LOC: JPMorgan Chase Bank 0.250% 06/01/36 (03/02/11) (a)(b)	10,000,000	10,000,000
New York Total		401,416,069
Puerto Rico – 1.2%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 0.320% 07/01/30 (03/03/11) (a)(b)	550,000	550,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2008,
LOC: Dexia Credit Local 0.350% 01/01/28 (03/03/11) (a)(b)	4,855,000	4,855,000
Puerto Rico Total		5,405,000
Total Municipal Bonds (cost of $406,821,069)		406,821,069
Closed-End Investment Companies – 9.2%
New York – 9.2%
NY Nuveen Performance Plus Fund, Inc.
Series 2010-1, AMT,
LIQ FAC: Deutsche Bank 0.430% 03/01/40 (03/03/11) (a)(b)(d)	14,500,000	14,500,000
NY Nuveen Quality Income Municipal Fund, Inc.
Series 2010-1, AMT,
LIC FAQ: Citibank N.A. 0.510% 12/01/40 (03/03/11) (a)(b)(d)	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

5

BofA New York Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Closed-End Investment Companies (continued)
	Par ($)	Value ($)
NY Nuveen Select Quality Municipal Fund, Inc.
Series 2010-1, AMT,
LIQ FAC: Citibank N.A. 0.510% 08/01/40 (03/03/11) (a)(b)(d)	16,800,000	16,800,000
New York Total		41,300,000
Total Closed-End Investment Companies (cost of $41,300,000)		41,300,000
Total Investments – 99.9% (cost of $448,121,069) (e)		448,121,069
Other Assets & Liabilities, Net – 0.1%		579,283
Net Assets – 100.0%		448,700,352

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2011.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2011.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, these securities, which are not illiquid, amounted to $44,465,000 or 9.9% of net assets for the Fund.

(e)  Cost for federal income tax purposes is $448,121,069.

The following table summarizes the inputs used, as of February 28, 2011, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$406,821,069	$—	$406,821,069
Total Closed-End Investment Companies	—	41,300,000	—	41,300,000
Total Investments	$—	$448,121,069	$—	$448,121,069

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund had no transfers between Levels 1 and 2 during the period ended February 28, 2011.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2011, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	90.7
Closed-End Investment Companies	9.2
99.9
Other Assets & Liabilities, Net	0.1
100.0

Acronym	Name
AMT	Alternative Minimum Tax

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – BofA New York Tax-Exempt Reserves
February 28, 2011 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	448,121,069
	Cash	2,846
	Receivable for:
	Investments sold	950,000
	Interest	821,870
	Expense reimbursement due from investment advisor	29,446
	Trustees' deferred compensation plan	691
	Prepaid expenses	17,409
	Other assets	11,262
	Total Assets	449,954,593
Liabilities	Payable for:
	Investments purchased	1,023,797
	Distributions	27,573
	Investment advisory fee	52,072
	Administration fee	5,503
	Pricing and bookkeeping fees	18,776
	Transfer agent fee	3,469
	Trustees' fees	39,475
	Audit fee	31,274
	Custody fee	1,233
	Distribution and service fees	26,415
	Shareholder administration fees	20,728
	Chief compliance officer expenses	1,095
	Trustees' deferred compensation plan	691
	Other liabilities	2,140
	Total Liabilities	1,254,241
	Net Assets	448,700,352
Net Assets Consist of	Paid-in capital	448,494,740
	Undistributed net investment income	205,705
	Accumulated net realized loss	(93)
	Net Assets	448,700,352

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities (continued) – BofA New York Tax-Exempt Reserves
February 28, 2011 (Unaudited)

Capital Class Shares	Net assets	$95,650,035
	Shares outstanding	95,598,303
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$337,361,224
	Shares outstanding	337,172,035
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$5,249
	Shares outstanding	5,247
	Net asset value per share	$1.00
Class A Shares	Net assets	$393,245
	Shares outstanding	393,025
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$5,249
	Shares outstanding	5,247
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$4,378,303
	Shares outstanding	4,375,863
	Net asset value per share	$1.00
Retail A Shares	Net assets	$44,301
	Shares outstanding	44,276
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$10,862,746
	Shares outstanding	10,856,650
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

8

Statement of Operations – BofA New York Tax-Exempt Reserves
For the Six Months Ended February 28, 2011 (Unaudited)

		($)
Investment Income	Interest	862,160
Expenses	Investment advisory fee	373,271
	Administration fee	192,512
	Distribution fee:
	Class A Shares	925
	Daily Class Shares	10
	Service fee:
	Adviser Class Shares	24
	Class A Shares	2,311
	Daily Class Shares	7
	Retail A Shares	22
	Shareholder administration fee:
	Trust Class Shares	182,707
	Class A Shares	925
	Institutional Class Shares	2,246
	Transfer agent fee	10,354
	Pricing and bookkeeping fees	81,159
	Trustees' fees	15,694
	Custody fee	7,061
	Legal fees	53,028
	Chief compliance officer expenses	4,098
	Other expenses	72,540
	Total Expenses	998,894
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(311,829)
	Fees waived by distributor:
	Trust Class Shares	(1,601)
	Adviser Class Shares	(13)
	Class A Shares	(3,225)
	Daily Class Shares	(11)
	Expense reductions	(193)
	Net Expenses	682,022
	Net Investment Income	180,138
	Net realized loss on investments	(93)
	Net Increase Resulting from Operations	180,045

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – BofA New York Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2011 ($)	Year Ended August 31, 2010 ($)
Operations	Net investment income	180,138	376,561
	Net realized gain (loss) on investments	(93)	17,233
	Net increase resulting from operations	180,045	393,794
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(79,443)	(165,239)
	Trust Class Shares	(87,606)	(133,366)
	Institutional Class Shares	(4,391)	(62,540)
	Retail A Shares	(13)	(16)
	G-Trust Shares	(8,483)	(15,602)
	Total distributions to shareholders	(179,936)	(376,763)
	Net Capital Stock Transactions	(193,960,370)	(315,634,513)
	Total decrease in net assets	(193,960,261)	(315,617,482)
Net Assets	Beginning of period	642,660,613	958,278,095
	End of period	448,700,352	642,660,613
	Undistributed net investment income at end of period	205,705	205,503

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets (continued) – BofA New York Tax-Exempt Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	107,794,919	107,794,919	285,306,048	285,306,048
Distributions reinvested	2,231	2,231	21,831	21,831
Redemptions	(135,292,660)	(135,292,660)	(295,881,364)	(295,881,364)
Net decrease	(27,495,510)	(27,495,510)	(10,553,485)	(10,553,485)
Trust Class Shares
Subscriptions	289,492,206	289,492,206	685,638,818	685,638,818
Distributions reinvested	3,811	3,811	8,848	8,849
Redemptions	(343,644,361)	(343,644,361)	(939,367,112)	(939,367,112)
Net decrease	(54,148,344)	(54,148,344)	(253,719,446)	(253,719,445)
Adviser Class Shares
Subscriptions	334,508	334,508	792,012	792,011
Redemptions	(658,523)	(658,523)	(5,280,987)	(5,280,987)
Net decrease	(324,015)	(324,015)	(4,488,975)	(4,488,976)
Class A Shares
Subscriptions	3,460,413	3,460,412	66,757,097	66,757,097
Redemptions	(24,111,175)	(24,111,175)	(80,399,362)	(80,399,361)
Net decrease	(20,650,762)	(20,650,763)	(13,642,265)	(13,642,264)
Daily Class Shares
Redemptions	(5,246)	(5,246)	—	—
Net decrease	(5,246)	(5,246)	—	—
Institutional Class Shares
Subscriptions	999,904	999,904	142,898,299	142,898,299
Distributions reinvested	3,115	3,115	62,309	62,309
Redemptions	(91,684,359)	(91,684,359)	(167,262,481)	(167,262,481)
Net decrease	(90,681,340)	(90,681,340)	(24,301,873)	(24,301,873)
Retail A Shares
Distributions reinvested	13	13	16	16
Redemptions	—	—	(11,441)	(11,441)
Net increase (decrease)	13	13	(11,425)	(11,425)
G-Trust Shares
Subscriptions	10,905,994	10,905,994	11,474,064	11,474,064
Redemptions	(11,561,159)	(11,561,159)	(20,391,108)	(20,391,109)
Net decrease	(655,165)	(655,165)	(8,917,044)	(8,917,045)

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2011		2010 (a)(b)	2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	(d)	0.0012	0.0104	0.0245		0.0346	0.0141		0.0251
Less Distributions to Shareholders:
From net investment income	(0.001	)(d)	(0.0012)	(0.0104)	(0.0245)		(0.0346)	(0.0141)		(0.0251)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.07	%(g)	0.12%	1.04%	2.48	%(h)	3.51%	1.42	%(g)	2.53%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20	%(j)	0.20%	0.24%	0.20%		0.20%	0.20	%(j)	0.20%
Waiver/Reimbursement	0.13	%(j)	0.09%	0.07%	0.08%		0.11%	0.14	%(j)	0.14%
Net investment income (i)	0.25	%(j)	0.11%	1.15%	2.18	%(h)	3.46%	3.38	%(j)	2.66%
Net assets, end of period (000s)	$95,650		$123,141	$133,680	$372,166		$62,595	$44,563		$24,804

(a)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2011		2010 (a)(b)	2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	0.0003	0.0094	0.0235		0.0336	0.0137		0.0241
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	(0.0003)	(0.0094)	(0.0235)		(0.0336)	(0.0137)		(0.0241)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.02	%(h)	0.03%	0.95%	2.38	%(i)	3.41%	1.38	%(h)	2.43%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.30	%(k)	0.29%	0.34%	0.30%		0.30%	0.30	%(k)	0.30%
Waiver/Reimbursement	0.13	%(k)	0.10%	0.07%	0.08%		0.11%	0.14	%(k)	0.14%
Net investment income (j)	0.08	%(k)	0.03%	0.93%	1.72	%(i)	3.36%	3.27	%(k)	2.46%
Net assets, end of period (000s)	$337,361		$391,472	$645,197	$730,700		$40,066	$31,364		$27,216

(a)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,								Period Ended August 31,		Period Ended March 31,		Period Ended August 31,
Adviser Class Shares	2011		2010 (a)(b)		2009		2008		2007		2006 (c)		2006 (d)		2003 (e)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(m)	—		0.0080		0.0220		0.0321		0.0131		0.0220		0.0025
Less Distributions to Shareholders:
From net investment income	—	(m)	—		(0.0080)		(0.0220)		(0.0321)		(0.0131)		(0.0220)		(0.0025)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.00%		0.81	%(j)	2.23	%(j)	3.25%		1.31	%(h)	2.22	%(h)	0.25	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.32	%(k)(l)	0.31	%(l)	0.48	%(l)	0.45	%(l)	0.45	%(l)	0.45	%(k)(l)	0.45	%(k)(l)	0.45	%(k)
Waiver/Reimbursement	0.26	%(k)	0.23%		0.08%		0.08%		0.11%		0.14	%(k)	0.14	%(k)	0.78	%(k)
Net investment income	—		—		1.01	%(j)(l)	2.11	%(j)(l)	3.20	%(l)	3.11	%(k)(l)	2.44	%(k)(l)	0.68	%(k)
Net assets, end of period (000s)	$5		$329		$4,819		$15,037		$7,477		$4,695		$3,262		$—

(a)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Advisor Class Shares re-commenced operations on April 14, 2005.

(e)  Advisor Class Shares re-commenced operations on April 14, 2003 and were fully redeemed on August 24, 2003.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  Annualized.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Class A Shares	2011		2010 (a)(b)	2009	2008		2007 (c)	2006 (d)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)(f)	—	0.0065	0.0200		0.0301	0.0122		0.0206
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(0.0065)	(0.0200)		(0.0301)	(0.0122)		(0.0206)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (g)(h)	0.00	%(i)	0.00%	0.65%	2.02	%(j)	3.05%	1.23	%(i)	2.07%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.30	%(l)	0.32%	0.65%	0.65%		0.65%	0.65	%(l)	0.65%
Waiver/Reimbursement	0.48	%(l)	0.42%	0.11%	0.08%		0.11%	0.14	%(l)	0.14%
Net investment income (k)	0.01	%(l)	—	0.72%	1.82	%(j)	3.01%	2.92	%(l)	2.07%
Net assets, end of period (000s)	$393		$21,052	$34,694	$102,951		$43,867	$37,820		$29,726

(a)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(c)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(d)  The Fund changed its fiscal year end from March 31 to August 31.

(e)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(f)  Rounds to less than $0.001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,
Daily Class Shares	2011		2010 (a)(b)	2009		2008	2007 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(j)	—	0.0055		0.0195	0.0232
Less Distributions to Shareholders:
From net investment income	—	(j)	—	(0.0055)		(0.0195)	(0.0232)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.00	%(f)	0.00%	0.55	%(g)	1.96%	2.34	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.40	%(i)	0.34%	0.69%		0.80%	0.81	%(i)
Waiver/Reimbursement	0.52	%(i)	0.53%	0.22%		0.08%	0.11	%(i)
Net investment income (h)	—		—	0.12	%(g)	1.85%	2.90	%(i)
Net assets, end of period (000s)	$5		$10	$10		$10	$10

(a)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(c)  Daily Class Shares re-commenced operations on November 1, 2006.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	(d)	0.0008	0.0100	0.0241	0.0342	0.0140		0.0247
Less Distributions to Shareholders:
From net investment income	(0.001	)(d)	(0.0008)	(0.0100)	(0.0241)	(0.0342)	(0.0140)		(0.0247)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.05	%(g)	0.08%	1.01%	2.44%	3.47%	1.40	%(g)	2.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.24	%(i)	0.24%	0.28%	0.24%	0.24%	0.24	%(i)	0.24%
Waiver/Reimbursement	0.13	%(i)	0.09%	0.07%	0.08%	0.11%	0.14	%(i)	0.14%
Net investment income (h)	0.27	%(i)	0.07%	1.03%	2.44%	3.42%	3.32	%(i)	2.53%
Net assets, end of period (000s)	$4,378		$95,095	$119,388	$181,320	$223,065	$154,605		$208,614

(a)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Retail A Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)(f)	0.0003	0.0094	0.0236	0.0336	0.0137		0.0100
Less Distributions to Shareholders:
From net investment income	—	(e)(f)	(0.0003)	(0.0094)	(0.0236)	(0.0336)	(0.0137)		(0.0100)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (g)(h)	0.03	%(i)	0.03%	0.95%	2.38%	3.41%	1.38	%(i)	1.01	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.30	%(k)	0.29%	0.34%	0.30%	0.30%	0.30	%(k)	0.30	%(k)
Waiver/Reimbursement	0.12	%(k)	0.10%	0.07%	0.08%	0.11%	0.14	%(k)	0.14	%(k)
Net investment income (j)	0.11	%(k)	0.03%	0.96%	2.36%	3.36%	3.28	%(k)	2.77	%(k)
Net assets, end of period (000s)	$44		$44	$56	$66	$64	$80		$74

(a)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Retail A Shares commenced operations on November 21, 2005.

(e)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(f)  Rounds to less than $0.001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	(e)	0.0012	0.0104	0.0245	0.0346	0.0141		0.0104
Less Distributions to Shareholders:
From net investment income	(0.001	)(e)	(0.0012)	(0.0104)	(0.0245)	(0.0346)	(0.0141)		(0.0104)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.07	%(h)	0.12%	1.05%	2.48%	3.51%	1.42	%(h)	1.04	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20	%(j)	0.20%	0.24%	0.20%	0.20%	0.20	%(j)	0.20	%(j)
Waiver/Reimbursement	0.13	%(j)	0.09%	0.07%	0.08%	0.11%	0.14	%(j)	0.14	%(j)
Net investment income (i)	0.24	%(j)	0.12%	1.08%	2.35%	3.45%	3.38	%(j)	2.89	%(j)
Net assets, end of period (000s)	$10,863		$11,516	$20,434	$26,560	$16,468	$17,548		$17,664

(a)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  G-Trust shares commenced operations on November 21, 2005.

(e)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – BofA New York Tax-Exempt Reserves
February 28, 2011 (Unaudited)

Note 1. Organization

BofA New York Tax-Exempt Reserves (the "Fund") is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Capital Class, Trust Class, Adviser Class, Class A, Daily Class, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – prices determined using quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the "amendment"), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring

20

BofA New York Tax-Exempt Reserves, February 28, 2011 (Unaudited)

fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. For the six month period ended February 28, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which became effective for interim and annual periods beginning after December 15, 2010.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

21

BofA New York Tax-Exempt Reserves, February 28, 2011 (Unaudited)

The tax character of distributions paid during the year ended August 31, 2010 was as follows:

Distributions paid from:
Tax-Exempt Income	$359,467
Ordinary Income*	17,296

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other money registered market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2011. There is no guarantee that this expense limitation will continue after December 31, 2011.

For the six month period ended February 28, 2011, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a Sub-Administration Agreement. BofA pays State Street a fee for all services received under this Agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the Current State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket

22

BofA New York Tax-Exempt Reserves, February 28, 2011 (Unaudited)

expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Prior to May 1, 2010, the Trust had entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with BofA. Under the Services Agreement, BofA provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed BofA for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by BofA in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing, and the services that were provided thereunder are covered under an amended and restated administration agreement with BofA.

Transfer Agent Fee

Prior to May 1, 2010, Columbia Management Services, Inc. (the "Former Transfer Agent"), an affiliate of BofA Global Capital Management and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and had contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Effective January 1, 2010, the Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Fund.

The Former Transfer Agent was also entitled to retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Fund. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Effective May 1, 2010, Boston Financial Data Services, Inc. (the "Current Transfer Agent") acts as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Current Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BofA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

23

BofA New York Tax-Exempt Reserves, February 28, 2011 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Adviser Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Retail A shares	0.10%	0.10%

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Class A, Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Class A shares	0.10%	0.10%
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2011 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2011.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 28, 2011, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the six month
2014	2013	2012	2011	recovery	period ended 2/28/11
$311,829	$695,321	$826,799	$605,663	$2,439,612	$—

24

BofA New York Tax-Exempt Reserves, February 28, 2011 (Unaudited)

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

On February 28, 2011, the Board of Trustees voted to terminate the deferred compensation plans, with a distribution of balances owed to be paid at a later date.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2011, these custody credits reduced total expenses by $193 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six month period ended February 28, 2011, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of February 28, 2011, the Fund had three shareholders that held 94.9% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

As of February 28, 2011, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at February 28, 2011, invested in debt obligations issued by New York and its political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with

25

BofA New York Tax-Exempt Reserves, February 28, 2011 (Unaudited)

the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

26

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Reserves, BofA Government Plus Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 4, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). The Fee Consultant's role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms' length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant's report is available at www.bofacapital.com.

In preparation for the November meeting, the Board met in September for review and discussion of the materials described below. The Board also met in June to discuss each Fund's performance, including its overall portfolio management, with the Fund's investment team. In addition to these meetings, the Board receives performance and other reports at its quarterly meetings. During this period, the Board's Contracts Review Committee also met to assist the Board in preparation for the November meeting. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on behalf of the Trustees were also made available to the Board. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. The most recent investment adviser registration form for BoAA was made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and legal compliance programs of the Funds and BoAA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

The Board evaluated the ability of BoAA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

27

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds to BoAA for investment advisory services (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board also received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in each Fund's respective Peer Group (as defined below). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses was fully utilized. The Board noted that these arrangements were voluntary and could be modified by the Distributor and/or BoAA at any time. The Board also considered the purchase of certain assets held by some of the Funds by an affiliate of BoAA and a capital support program that had been implemented to enhance certain Fund's "shadow" net asset values, which benefitted Fund shareholders. The Board noted that such efforts, as with the voluntary fee waivers and expense reimbursements undertaken by BoAA and the Distributor, were voluntary and may not be repeated at any future time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined by Lipper Inc. ("Lipper") to be most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market funds. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund's one- and three-year performance compared to Actual Management Rates; and (ii) each Fund's one- and three-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Fund Performance. The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as to each Fund's benchmark index. The Board also considered information regarding how BoAA and its affiliates analyze and manage potential risks. The Board noted that the Funds' generally underperformed their peers in the more recent periods, but considered that BoAA's overall investment approach emphasizes liquidity and capital preservation.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual

28

Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that BoAA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board also considered information from management regarding the impact of decreases in overall Fund assets on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including separate accounts, institutional investors and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other BoAA clients, based on information provided by BoAA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding any "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board concluded that any such benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from BoAA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receive from BoAA and its affiliates throughout the year. In this regard, the Board, including through its Committees, reviews reports of BoAA at each of the quarterly meetings, which include, among other things, Fund performance reports and presentations relating to such reports. In addition, the Board confers with the Funds' investment personnel at various times throughout the year.

Fund-Specific Considerations for Certain "Review" Funds. The Board reviewed the above-referenced information for each Fund. For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios, and/or performance information relative to a Fund's Peer Group and/or Universe.

The Fund was not highlighted as a review fund.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

29

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA New York Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended February 28 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Beginning on May 1, 2010, the Columbia money market funds were renamed BofA funds and their distributor, Columbia Management Distributors, Inc. was renamed BofA Distributors, Inc.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

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BofA New York Tax-Exempt Reserves

Semiannual Report, February 28, 2011

© 2011 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-44/114505-0211 (04/11) 11-B3K001

BofATM Funds

Semiannual Report

February 28, 2011

BofA Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	27

Statement of Operations	29

Statement of Changes in Net Assets	30

Financial Highlights	32

Notes to Financial Statements	42

Board Consideration and Re-Approval of Advisory Agreement	49

Important Information About This Report	53

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating expense ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/10 – 02/28/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.60	1,023.80	0.99	1.00	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,023.31	1.49	1.51	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.21	1.59	1.61	0.32
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.21	1.59	1.61	0.32
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.21	1.59	1.61	0.32
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.21	1.59	1.61	0.32
Class A Shares	1,000.00	1,000.00	1,000.00	1,023.21	1.59	1.61	0.32
Institutional Class Shares	1,000.00	1,000.00	1,000.40	1,023.60	1.19	1.20	0.24
Retail A Shares	1,000.00	1,000.00	1,000.20	1,023.36	1.44	1.45	0.29
G-Trust Shares	1,000.00	1,000.00	1,000.60	1,023.80	0.99	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

Investment Portfolio – BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds – 99.6%
	Par ($)	Value ($)
Alabama – 0.8%
AL Birmingham Medical Clinic Board
University of Alabama Health Service,
Series 1998, LOC: Wells Fargo Bank N.A. 0.300% 10/01/28 (03/04/11) (a)(b)	17,990,000	17,990,000
AL Eclipse Funding Trust
Alabama State University,
Series 2006, LOC: U.S. Bank N.A. 0.250% 08/01/32 (03/03/11) (a)(b)	13,515,000	13,515,000
AL Pell City Special Care Facilities
Noland Health Services, Inc.,
Series 2009 A, LOC: U.S. Bank N.A. 0.260% 12/01/39 (03/03/11) (a)(b)	12,350,000	12,350,000
AL Special Care Facilities Finance Authority
Altapointe Health Systems,
Series 2001, LOC: Wells Fargo Bank N.A. 0.400% 07/01/21 (03/04/11) (a)(b)	2,150,000	2,150,000
Alabama Total		46,005,000
Arizona – 2.6%
AZ Eclipse Funding Trust
Yuma Arizona Municipal Property Corp.,
Utility System, Series 2007, LOC: U.S. Bank N.A. 0.250% 07/01/32 (03/03/11) (a)(b)(c)	6,945,000	6,945,000
AZ Fort McDowell Yavapai Nation
Series 2004 A,
GTY AGMT: Citigroup Global Markets 0.380% 05/01/11 (03/03/11) (a)(b)	34,175,000	34,175,000
AZ Health Facilities Authority
Phoenix Childrens Hospital, Stars,
Series 2007, GTY AGMT: BNP Paribas 0.360% 02/01/42 (03/03/11) (a)(b)	12,415,000	12,415,000

	Par ($)	Value ($)
AZ Phoenix Industrial Development Authority
Downtown Phoenix Student Housing,
Series 2007, GTY AGMT: Wells Fargo Bank N.A. 0.250% 07/01/42 (03/03/11) (a)(b)	16,450,000	16,450,000
Sunset Ranch Apartments,
Series 2006, LIQ FAC: FHLMC 0.290% 12/01/27 (03/03/11) (a)(b)	12,115,000	12,115,000
AZ School District
Tax Anticipation Notes,
Series 2010, 1.500% 07/29/11	65,000,000	65,287,885
AZ Tempe Industrial Development Authority
Centers for Habilitation,
Series 2001, LOC: Wells Fargo Bank N.A. 0.400% 12/01/21 (03/03/11) (a)(b)	1,900,000	1,900,000
Arizona Total		149,287,885
Arkansas – 0.8%
AR City of Fort Smith
Mitsubishi Power System of America,
Series 2010, LOC: Bank Toyota-Mitsubishi UFJ 0.300% 10/01/40 (03/03/11) (a)(b)	8,000,000	8,000,000
AR Little Rock Metrocentre Improvement District No. 1
Wehco Media, Inc.,
Series 1985, LOC: Bank of New York 0.240% 12/01/25 (03/01/11) (a)(b)	6,300,000	6,300,000
AR Pulaski County Health Facilities Board
Catholic Health Initiatives,
Series 2000 B, LIQ FAC: JPMorgan Chase Bank 0.280% 12/01/28 (03/02/11) (a)(b)	28,500,000	28,500,000
Arkansas Total		42,800,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
California – 6.6%
CA Alameda Public Financing Authority
Alameda Point,
Series 2003 A, LOC: Union Bank N.A. LOC: California State Teachers Retirement System 0.280% 12/01/33 (03/02/11) (a)(b)	5,100,000	5,100,000
CA Berkeley
Berkeley-Albany YMCA,
Series 2008, LOC: Wells Fargo Bank N.A. 0.200% 07/01/38 (03/03/11) (a)(b)	13,615,000	13,615,000
CA Deutsche Bank Spears/Lifers Trust
San Mateo County California Community College District,
Series 2007, GTY AGMT: Deutsche Bank AG 0.260% 09/01/36 (03/03/11) (a)(b)	46,540,000	46,540,000
CA Educational Facilities Authority
Chapman University,
Series 2000, LOC: Wells Fargo Bank N.A. 0.200% 12/01/30 (03/02/11) (a)(b)	10,200,000	10,200,000
CA Infrastructure & Economic Development Bank
Pueblo Serra Catholic High School,
Series 2009, LOC: Wells Fargo Bank N.A. 0.200% 09/01/34 (03/03/11) (a)(b)	25,200,000	25,200,000
CA Inland Valley Development Agency
Series 1997,
LOC: Union Bank N.A. 0.240% 03/01/27 (03/02/11) (a)(b)	660,000	660,000
CA Los Angeles County
Tax & Revenue Anticipation Notes,
Series 2010, 2.000% 06/30/11	129,500,000	130,061,016
CA Metropolitan Water District of Southern California
Series 2009 A-2,
0.260% 07/01/30 (03/03/11) (a)(d)	23,480,000	23,480,000

	Par ($)	Value ($)
CA San Jose Redevelopment Agency Multi-Family Housing
Series 2010,
GTY AGMT: Citibank N.A. 0.340% 09/01/12 (03/03/11) (a)(b)(c)	17,220,000	17,220,000
CA San Pablo Redevelopment Agency
Tax Allocation,
Series 2006, LOC: Union Bank N.A. 0.220% 12/01/32 (03/01/11) (a)(b)	8,940,000	8,940,000
CA Statewide Communities Development Authority
Kaiser Permanente:
0.340% 04/15/11	15,000,000	15,000,000
0.370% 06/09/11	10,000,000	10,000,000
0.380% 07/15/11	10,000,000	10,000,000
0.390% 08/02/11	18,000,000	18,000,000
CA State
Series 2007 A,
GTY AGMT: Societe Generale 0.260% 06/01/32 (03/03/11) (a)(b)	42,350,000	42,350,000
California Total		376,366,016
Colorado – 1.9%
CO Denver Urban Renewal Authority
Series 2008 A-1,
LOC: U.S. Bank N.A. 0.260% 12/01/25 (03/03/11) (a)(b)	14,415,000	14,415,000
Series 2008 A-2,
LOC: U.S. Bank N.A. 0.260% 12/01/25 (03/03/11) (a)(b)	19,170,000	19,170,000
CO Educational & Cultural Facilities Authority
Daughters of Israel, Inc.,
Series 2006 B4, LOC: TD Bank N.A. 0.210% 12/01/35 (03/01/11) (a)(b)	6,000,000	6,000,000
Jewish Day School Seattle,
Series 2007 C6, LOC: U.S. Bank N.A. 0.210% 06/30/36 (03/01/11) (a)(b)	4,045,000	4,045,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
JFMC Facilities Corp.,
Series 2008 F1, LOC: Northern Trust Company 0.210% 09/01/32 (03/01/11) (a)(b)	7,220,000	7,220,000
Naropa University,
Series 1999, LOC: Wells Fargo Bank N.A. 0.350% 11/01/24 (03/03/11) (a)(b)	2,590,000	2,590,000
Oaks Christian School Project,
Series 2006, LOC: U.S. Bank N.A. 0.240% 05/01/33 (03/01/11) (a)(b)	5,300,000	5,300,000
CO Health Facilities Authority
Catholic Health Initiatives,
Series 2004 B-6, SPA: Landesbank Hessen-Thüringen 0.260% 03/01/44 (03/02/11) (a)(b)	5,300,000	5,300,000
Crossroads at Delta,
Series 2004 A, LOC: U.S. Bank N.A. 0.280% 11/01/28 (03/03/11) (a)(b)	3,800,000	3,800,000
CO Housing & Finance Authority
Series 2002 I-C4,
SPA: FHLB 0.260% 10/01/32 (03/02/11) (a)(b)	12,135,000	12,135,000
CO Jefferson County
Rocky Mountain Butterfly Co.,
Series 1998, LOC: Wells Fargo Bank N.A. 0.350% 06/01/28 (03/03/11) (a)(b)	1,510,000	1,510,000
CO Kipling Ridge Metropolitan District
Series 2005,
LOC: U.S. Bank N.A. 0.300% 12/01/23 (03/02/11) (a)(b)	12,285,000	12,285,000
CO Westminster Economic Development Authority
Mandalay Gardens,
Series 2009, LOC: U.S. Bank N.A. 0.300% 12/01/28 (03/03/11) (a)(b)	3,600,000	3,600,000

	Par ($)	Value ($)
CO Westminster Multi-Family Revenue
Series 2005,
LIQ FAC: FHLMC 0.490% 06/01/12 (03/03/11) (a)(b)	13,970,000	13,970,000
Colorado Total		111,340,000
Connecticut – 0.4%
CT Health & Educational Facilities Authority
Eastern Connecticut Health,
Series 2010 E, LOC: TD Bank N.A. 0.240% 07/01/34 (03/03/11) (a)(b)	2,000,000	2,000,000
Yale University Eagle,
Series 2005 A, LIQ FAC: Citibank N.A. 0.260% 07/01/35 (03/03/11) (a)(b)	8,625,000	8,625,000
CT Housing Finance Authority
Housing Mortgage Financing Program,
Series 2010 G, 0.450% 11/15/41 (11/15/11) (a)(d)	6,785,000	6,785,000
Series 2009 A-2,
SPA: State Street Bank and Trust Co. 0.210% 05/15/39 (03/01/11) (a)(b)	2,970,000	2,970,000
CT State
Series 2011,
LIQ FAC: Citibank N.A. 0.260% 12/01/17 (03/03/11) (a)(b)(c)	1,000,000	1,000,000
CT University of Connecticut
Series 2011,
LIQ FAC: Citibank N.A. 0.260% 02/15/18 (03/03/11) (a)(b)(c)	1,610,000	1,610,000
Connecticut Total		22,990,000
Delaware – 1.4%
DE BB&T Municipal Trust
Series 2008,
LOC: Branch Banking & Trust: 0.340% 04/10/22 (03/03/11) (a)(b)	22,285,000	22,285,000
0.340% 06/01/24 (03/03/11) (a)(b)	9,215,000	9,215,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
DE New Castle County
University Courtyard Apartments,
Series 2005, LOC: Bank of New York 0.260% 08/01/31 (03/03/11) (a)(b)	11,575,000	11,575,000
DE Puttable Floating Option Tax-Exempt Receipts
New Castle County DE Multi-Family Housing,
Pike Creek Apartments, Series 2007, LIQ FAC: FHLMC 0.290% 12/01/30 (03/03/11) (a)(b)	11,220,000	11,220,000
DE University of Delaware
Series 2005,
SPA: Landesbank Hessen-Thüringen 0.220% 11/01/35 (03/01/11) (a)(b)	23,775,000	23,775,000
Delaware Total		78,070,000
District of Columbia – 0.8%
DC District of Columbia
Series 2010 C,
0.440% 12/01/11 (03/03/11) (a)(d)	4,825,000	4,829,572
Series 2010 E,
0.290% 12/01/11 (03/03/11) (a)(d)	10,000,000	10,000,000
Tax & Revenue Anticipation Notes,
Series 2010, 2.000% 09/30/11	30,000,000	30,282,475
Thurgood Marshall Center Trust,
Series 2002, LOC: Branch Bank & Trust 0.300% 11/01/27 (03/03/11) (a)(b)	2,720,000	2,720,000
District of Columbia Total		47,832,047
Florida – 6.4%
FL BB&T Municipal Trust
Series 2008,
LOC: Branch Banking & Trust: 0.340% 03/01/23 (03/03/11) (a)(b)	12,000,000	12,000,000
0.340% 04/01/24 (03/03/11) (a)(b)	11,190,000	11,190,000

	Par ($)	Value ($)
0.340% 07/18/24 (03/03/11) (a)(b)	17,495,000	17,495,000
0.340% 11/01/24 (03/03/11) (a)(b)	10,025,000	10,025,000
FL Deutsche Bank Spears/Lifers Trust
Series 2008,
GTY AGMT: Deutsche Bank AG 0.260% 10/01/24 (03/03/11) (a)(b)	1,055,000	1,055,000
University of North Florida,
Series 2007, GTY AGMT: Deutsche Bank AG 0.290% 11/01/27 (03/03/11) (a)(b)	11,405,000	11,405,000
FL Eclipse Funding Trust
Fort Pierce Florida Redevelopment Agency,
Series 2006, LOC: U.S. Bank N.A. 0.290% 05/01/31 (03/03/11) (a)(b)	3,895,000	3,895,000
Miami-Dade County Florida School Board,
Series 2007, LOC: U.S. Bank N.A. 0.250% 05/01/32 (03/03/11) (a)(b)	4,635,000	4,635,000
FL Housing Finance Corp.
Ashley Lake Park Apartments,
Series 2006, LIQ FAC: FHLMC 0.290% 10/01/32 (03/03/11) (a)(b)	16,610,000	16,610,000
FL Jacksonville Economic Development Commission
Florida Shipyards, Inc.,
Series 2010, LOC: Branch Bank & Trust 0.270% 09/01/20 (03/03/11) (a)(b)	3,900,000	3,900,000
FL Jacksonville Industrial Development
Airport Hotel Project,
Series 1993, LOC: Northern Trust Co. 0.270% 07/01/13 (03/02/11) (a)(b)	3,150,000	3,150,000
FL Kissimmee Utility Authority
0.380% 03/07/11	24,050,000	24,050,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Miami-Dade County Educational Facilities Authority
Floaters:
Series 2007, LOC: Wells Fargo Bank N.A. 0.250% 04/01/28 (03/03/11) (a)(b)	15,145,000	15,145,000
Series 2008, GTY AGMT: Wells Fargo Bank N.A. 0.290% 04/01/38 (03/03/11) (a)(b)	14,620,000	14,620,000
FL Miami-Dade County Industrial Development Authority
Dave & Mary Alper Jewish Community,
Series 2002, LOC: Northern Trust Co. 0.270% 04/01/32 (03/02/11) (a)(b)	5,695,000	5,695,000
FL Miami-Dade County
Miami Sport,
Series 2009 E, LOC: Wells Fargo Bank N.A. 0.250% 10/01/48 (03/02/11) (a)(b)	9,200,000	9,200,000
FL Orange County Health Facilities Authority
Orlando Health, Inc.,
Series 2008 E, LOC: Branch Banking & Trust 0.260% 10/01/26 (03/02/11) (a)(b)	4,500,000	4,500,000
FL Palm Beach County
YMCA of South Palm Beach,
Series 2003, LOC: Wells Fargo Bank N.A. 0.250% 11/01/28 (03/03/11) (a)(b)	7,790,000	7,790,000
Zoological Society of Palm Beach,
Series 2001, LOC: Northern Trust Co. 0.270% 05/01/31 (03/03/11) (a)(b)	6,600,000	6,600,000
FL Pinellas County Health Facility Authority
Baycare Health Systems,
Series 2009 A-2, LOC: Northern Trust Co. 0.250% 11/01/38 (03/03/11) (a)(b)	9,025,000	9,025,000

	Par ($)	Value ($)
FL Puttable Floating Option Tax-Exempt Receipts
Palm Beach County Florida Housing,
Lacosta Apartment Project, Series 2007, LIQ FAC: FHLMC 0.360% 11/01/25 (03/03/11) (a)(b)	17,995,000	17,995,000
FL Sarasota County
Sarasota Military Academy,
Series 2008, LOC: Wells Fargo Bank N.A. 0.350% 02/01/34 (03/03/11) (a)(b)	2,825,000	2,825,000
FL Sunshine Governmental Financing Commission
LOC: JPMorgan Chase Bank:
0.300% 03/01/11	20,000,000	20,000,000
0.320% 06/06/11	25,000,000	25,000,000
0.330% 04/08/11	8,510,000	8,510,000
0.350% 03/18/11	25,000,000	25,000,000
Series 1986,
LOC: Dexia Credit Local 0.320% 07/01/16 (03/02/11) (a)(b)	4,960,000	4,960,000
FL Tampa Bay Water Utility System
Series 2006,
GTY AGMT: Dexia Credit Local 0.400% 10/01/23 (03/03/11) (a)(b)	7,470,000	7,470,000
FL The Village Gulfstream Park Community Development District
Series 2008,
GTY AGMT: Goldman Sachs 0.260% 05/01/39 (03/03/11) (a)(b)	60,280,000	60,280,000
Florida Total		364,025,000
Georgia – 3.8%
GA Atlanta
Series B-1,
LOC: Wells Fargo Bank N.A. 0.330% 03/15/11	20,000,000	20,000,000
GA BB&T Municipal Trust
Main Street Natural Gas, Inc. Project,
Series 2007, LOC: Branch Banking & Trust 0.290% 03/15/19 (03/03/11) (a)(b)	10,320,000	10,320,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008,
LOC: Branch Banking & Trust 0.340% 09/01/23 (03/03/11) (a)(b)	17,790,000	17,790,000
GA Cobb County Development Authority
Presbyterian Village Austell,
Series 2004 B, LOC: Branch Banking & Trust 0.270% 07/01/34 (03/02/11) (a)(b)	7,985,000	7,985,000
GA Douglas County Development Authority
Colonial Hills School Property,
Series 2004, LOC: Branch Banking & Trust 0.270% 06/01/24 (03/03/11) (a)(b)	2,445,000	2,445,000
GA Fulton County Development Authority
Mount Vernon Presbyterian School,
Series 2005, LOC: Branch Banking & Trust 0.270% 08/01/35 (03/03/11) (a)(b)	5,000,000	5,000,000
The Weber School,
Series 2006, LOC: Branch Banking & Trust 0.270% 12/01/30 (03/03/11) (a)(b)	3,610,000	3,610,000
GA Main Street Natural Gas, Inc.
Series 2010 A,
SPA: Royal Bank of Canada 0.260% 08/01/40 (03/03/11) (a)(b)	85,000,000	85,000,000
GA Municipal Electric Authority
Series 2008 A,
LOC: Societe Generale 0.260% 01/01/20 (03/03/11) (a)(b)	14,605,000	14,605,000
GA Municipal Gas Authority
Gas Portfolio III PJ-1,
Series 2010, 2.000% 05/17/11	17,250,000	17,303,888
Gas Portfolio III,
Series 2010 J, 2.000% 11/16/11	6,440,000	6,503,811

	Par ($)	Value ($)
GA Private Colleges & Universities Authority
Mercer University:
Series 2003, LOC: Branch Banking & Trust 0.260% 10/01/32 (03/03/11) (a)(b)	6,400,000	6,400,000
Series 2006 C, LOC: Branch Banking & Trust 0.260% 10/01/31 (03/03/11) (a)(b)	8,535,000	8,535,000
GA State
Series 2006,
LIQ FAC: Wells Fargo Bank N.A. 0.260% 10/01/26 (03/03/11) (a)(b)	5,995,000	5,995,000
GA Thomasville Hospital Authority
John D. Archbold Memorial Hospital,
Series 2009 B, LOC: Branch Banking & Trust 0.270% 11/01/23 (03/03/11) (a)(b)	7,230,000	7,230,000
Georgia Total		218,722,699
Idaho – 0.0%
ID Idaho State University Foundation, Inc.
L.E. & Thelma Stephens,
Series 2001, LOC: Wells Fargo Bank N.A. 0.250% 05/01/21 (03/03/11) (a)(b)	1,905,000	1,905,000
Idaho Total		1,905,000
Illinois – 9.6%
IL BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 0.290% 05/01/21 (03/03/11) (a)(b)	16,770,000	16,770,000
IL Chicago Board of Education
Series 2006,
GTY AGMT: Dexia Credit Local 0.400% 12/01/31 (03/03/11) (a)(b)	10,225,000	10,225,000
Series 2009 A2,
LOC: Northern Trust Co. 0.260% 03/01/26 (03/03/11) (a)(b)	9,135,000	9,135,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IL Chicago O'Hare International Airport
Series 2006,
GTY AGMT: Dexia Credit Local 0.400% 01/01/17 (03/03/11) (a)(b)	9,335,000	9,335,000
IL Chicago Tax Increment
Series 1997 A,
LOC: Northern Trust Co. 0.290% 12/01/11 (03/02/11) (a)(b)	195,000	195,000
Series 1997 B,
LOC: Northern Trust Co. 0.290% 12/01/14 (03/02/11) (a)(b)	245,000	245,000
IL Chicago Water
Series 2004-1,
LOC: California Public Employees Retirement System, 0.260% 11/01/31 (03/03/11) (a)(b)	19,725,000	19,725,000
IL Chicago
Series 2008 A,
LOC: Societe Generale 0.260% 01/01/30 (03/03/11) (a)(b)	3,270,000	3,270,000
IL Cook County
Putters,
Series 2004, LIQ FAC: JPMorgan Chase Bank 0.310% 05/15/12 (03/03/11) (a)(b)	3,200,000	3,200,000
IL DeKalb Tax Increment Revenue
Series 2003,
LOC: Northern Trust Co. 0.270% 01/01/13 (03/03/11) (a)(b)	655,000	655,000
IL Deutsche Bank Spears/Lifers Trust
Chicago Illinois - City Colleges,
Series 2007, GTY AGMT: Deutsche Bank AG 0.290% 01/01/26 (03/03/11) (a)(b)	6,785,000	6,785,000
Chicago Illinois Board of Education,
Series 2007, GTY AGMT: Deutsche Bank AG 0.290% 12/01/25 (03/03/11) (a)(b)	4,685,000	4,685,000

	Par ($)	Value ($)
Chicago Illinois Board of Education,
Series 2007, GTY AGMT: Deutsche Bank AG 0.260% 12/01/31 (03/03/11) (a)(b)	7,690,000	7,690,000
Illinois Finance Authority Revenue,
University of Chicago, Series 2008, LIQ FAC: Deutsche Bank AG: 0.260% 07/01/46 (03/03/11) (a)(b)	15,495,000	15,495,000
Kane Cook & Du Page Counties Illinois School District No. 46,
Series 2007, GTY AGMT: Deutsche Bank AG 0.290% 01/01/23 (03/03/11) (a)(b)	10,080,000	10,080,000
McHenry County Illinois Community Unit School District No. 200 Woodstock,
Series 2007, GTY AGMT: Deutsche Bank AG 0.290% 01/15/26 (03/03/11) (a)(b)	22,605,000	22,605,000
Northern Illinois Municipal Power Agency,
Prairie Street Project, Series 2008, GTY AGMT: Deutsche Bank AG: 0.260% 01/01/37 (03/03/11) (a)(b)	13,125,000	13,125,000
IL Development Finance Authority
American Academy of Dermatology,
Series 2001, LOC: JPMorgan Chase Bank 0.280% 04/01/21 (03/03/11) (a)(b)	5,500,000	5,500,000
American College of Surgeons,
Series 1996, LOC: JPMorgan Chase Bank. 0.260% 08/01/26 (03/04/11) (a)(b)	12,907,000	12,907,000
Little City Foundation,
Series 1994, LOC: JPMorgan Chase Bank 0.270% 02/01/19 (03/02/11) (a)(b)	3,795,000	3,795,000
IL Eclipse Funding Trust
Chicago Illinois Wastewater Transmission,
Series 2007, LOC: U.S. Bank N.A. 0.250% 01/01/30 (03/03/11) (a)(b)	11,280,000	11,280,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IL Educational Facilities Authority
Lake Forest Open Lands,
Series 1999, LOC: Northern Trust Co. 0.280% 08/01/33 (03/02/11) (a)(b)	6,100,000	6,100,000
IL Finance Authority
Alexian Brothers Health System,
Series 2004, LOC: JPMorgan Chase Bank 0.270% 04/01/35 (03/03/11) (a)(b)	38,600,000	38,600,000
Chicago Horticultural Society,
Series 2008, LOC: JPMorgan Chase Bank 0.270% 01/01/43 (03/02/11) (a)(b)	9,000,000	9,000,000
Elim Christian Services,
Series 2007, LOC: JPMorgan Chase Bank 0.280% 12/01/37 (03/03/11) (a)(b)	15,000,000	15,000,000
Elmhurst College,
Series 2007, LOC: Harris N.A. 0.260% 02/01/42 (03/03/11) (a)(b)	12,500,000	12,500,000
Fenwick High School, Inc.,
Series 2007 LOC: JPMorgan Chase Bank 0.280% 04/01/37 (03/03/11) (a)(b)	7,200,000	7,200,000
Gift of Hope Organ Donor Project,
Series 2008, LOC: JPMorgan Chase Bank 0.330% 05/01/38 (03/03/11) (a)(b)	7,500,000	7,500,000
IV Healthcorp, Inc.,
Series 2009, LOC: Harris N.A. 0.290% 12/01/39 (03/03/11) (a)(b)	22,635,000	22,635,000
Lake Forest Academy,
Series 2000, LOC: Northern Trust Company 0.270% 12/01/24 (03/02/11) (a)(b)	5,000,000	5,000,000

	Par ($)	Value ($)
Lake Forest Country Day School,
Series 2005, LOC: Northern Trust Company 0.270% 07/01/35 (03/02/11) (a)(b)	3,250,000	3,250,000
North Shore Senior Center Project,
Series 1999, LOC: JPMorgan Chase Bank 0.270% 08/01/29 (03/02/11) (a)(b)	7,000,000	7,000,000
Search Development Center,
Series 2007, LOC: JPMorgan Chase Bank 0.320% 12/01/37 (03/03/11) (a)(b)	9,850,000	9,850,000
IL Housing Development Authority Multi-Family
Brookhaven Apartments Associates LP,
Series 2008, LIQ FAC: FHLMC 0.340% 08/01/38 (03/03/11) (a)(b)	7,145,000	7,145,000
IL Metropolitan Pier & Exposition Authority
McCormick Place Exposition,
Series 2006, GTY AGMT: Dexia Credit Local 0.400% 06/15/29 (03/03/11) (a)(b)	32,230,000	32,230,000
IL Regional Transportation Authority
Series 2004,
GTY AGMT: Dexia Credit Local 0.400% 07/01/29 (03/03/11) (a)(b)	46,335,000	46,335,000
Series 2008 A,
LOC: Societe Generale 0.260% 06/01/19 (03/03/11) (a)(b)	4,000,000	4,000,000
IL Toll Highway Authority
Series 2008 A-1A,
SPA: JPMorgan Chase Bank 0.270% 01/01/31 (03/03/11) (a)(b)	51,500,000	51,500,000
Series 2008 A-1B,
SPA: PNC Bank N.A. 0.290% 01/01/31 (03/03/11) (a)(b)(e)	50,000,000	50,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IL Village of Brookfield
Chicago Zoological Society,
Series 2008, LOC: Northern Trust Co. 0.270% 06/01/38 (03/03/11) (a)(b)	26,350,000	26,350,000
Illinois Total		547,897,000
Indiana – 4.3%
IN Bond Bank
Advanced Funding Program Notes,
Series 2011 A, 2.000% 01/05/12	22,000,000	22,272,999
IN Crawfordsville Industrial Development Authority
Acuity Brands,
Series 1991, LOC: Wells Fargo Bank N.A. 0.350% 06/01/21 (03/03/11) (a)(b)	4,000,000	4,000,000
IN Deutsche Bank Spears/Lifers Trust
Series 2008,
GTY AGMT: Deutsche Bank AG: 0.260% 07/15/18 (03/03/11) (a)(b)	1,445,000	1,445,000
0.260% 01/15/20 (03/03/11) (a)(b)	8,230,000	8,230,000
0.290% 07/15/27 (03/03/11) (a)(b)	5,215,000	5,215,000
IN Development Finance Authority
Goodwill Industries,
Series 2005, LOC: PNC Bank N.A. 0.280% 01/01/27 (03/03/11) (a)(b)	5,575,000	5,575,000
Rehabilitation Center, Inc.,
Series 2002, LOC: Wells Fargo Bank N.A. 0.400% 07/01/17 (03/03/11) (a)(b)	1,300,000	1,300,000
IN Eclipse Funding Trust
Indiana Muni Power Agency,
Series 2007, LOC: U.S. Bank N.A. 0.250% 01/01/15 (03/03/11) (a)(b)	9,460,000	9,460,000

	Par ($)	Value ($)
IN Educational Facilities Authority
Wabash Collage,
Series 2003, LOC: Bank One N.A. 0.320% 12/01/23 (03/03/11) (a)(b)	10,720,000	10,720,000
IN Elkhart County Hospital Authority
Elkhart General Hospital, Inc.,
Series 2008, LOC: JPMorgan Chase Bank 0.240% 05/01/33 (03/02/11) (a)(b)	13,150,000	13,150,000
IN Finance Authority Health System
Sisters of St. Francis Health,
Series 2008 F, LOC: Bank of New York 0.250% 09/01/48 (03/03/11) (a)(b)	5,000,000	5,000,000
IN Finance Authority
Campagna Academy, Inc.,
Series 2007, LOC: JPMorgan Chase Bank 0.280% 06/01/42 (03/03/11) (a)(b)	5,940,000	5,940,000
Goodwill Industries,
Series 2006, LOC: JPMorgan Chase Bank 0.330% 12/01/36 (03/03/11) (a)(b)	8,600,000	8,600,000
Indiana East-West Toll Road Project,
Series 2005, LOC: PNC Bank N.A. 0.280% 11/01/27 (03/03/11) (a)(b)	4,885,000	4,885,000
IN Health Facility Finance Authority
Community Hospital of Indiana,
Series 2005 B, LOC: PNC Bank N.A. 0.250% 05/01/35 (03/03/11) (a)(b)	17,400,000	17,400,000
Community Hospital of Lagrange,
Series 2007, LOC: PNC Bank N.A. 0.250% 11/01/32 (03/03/11) (a)(b)	23,145,000	23,145,000
Floaters,
Series 2010, LIQ FAC: Morgan Stanley Bank 0.260% 11/01/27 (03/03/11) (a)(b)(c)	12,750,000	12,750,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Riverview Hospital,
Series 2004, LOC: PNC Bank N.A. 0.250% 08/01/32 (03/03/11) (a)(b)	17,900,000	17,900,000
Southern Indiana Rehab Hospital,
Series 2001, LOC: JPMorgan Chase Bank 0.480% 04/01/20 (03/03/11) (a)(b)	1,700,000	1,700,000
IN Health Facility Financing Authority
Ascension Health Credit Group,
Series 2003 E6, 0.390% 11/15/39 (03/15/11) (a)(d)	21,180,000	21,180,000
IN Puttable Floating Option Tax-Exempt Receipts
Indiana Finance Authority Highway Revenue,
Series 2007, GTY AGMT: Wells Fargo & Co. 0.290% 06/01/29 (03/03/11) (a)(b)	6,405,000	6,405,000
IN RBC Municipal Trust Products, Inc.Trust
Indiana State Housing & Community Development Authority,
Series 2010 E-20, LIQ FAC: Royal Bank of Canada 0.270% 07/01/39 (03/03/11) (a)(b)(c)	29,100,000	29,100,000
IN St. Joseph County
South Bend Medical Foundation, Inc.,
Series 2000, LOC: PNC Bank N.A. 0.280% 08/01/20 (03/03/11) (a)(b)	12,230,000	12,230,000
Indiana Total		247,602,999
Iowa – 0.9%
IA Des Moines Methodist System, Inc.,
Central Iowa Hospital Corp.,
Series 1985, LOC: Wells Fargo Bank N.A. 0.280% 08/01/15 (03/02/11) (a)(b)	23,000,000	23,000,000
IA Finance Authority
Great River Medical Center Project,
Series 2008, LOC: JPMorgan Chase Bank 0.240% 06/01/27 (03/01/11) (a)(b)	14,470,000	14,470,000

	Par ($)	Value ($)
IA Higher Education Loan Authority
American Institute of Business,
Series 1998, LOC: Wells Fargo Bank N.A. 0.400% 11/01/13 (03/03/11) (a)(b)	385,000	385,000
Des Moines University Osteopath,
Series 2003, LOC: U.S. Bank N.A. 0.230% 10/01/33 (03/01/11) (a)(b)	15,005,000	15,005,000
Iowa Total		52,860,000
Kansas – 0.1%
KS Development Finance Authority
Deaconess Long Term Care,
Series 2000 C, LOC: JPMorgan Chase Bank 0.270% 05/15/30 (03/02/11) (a)(b)	3,090,000	3,090,000
Kansas Total		3,090,000
Kentucky – 0.8%
KY Boone County Pollution Control
Duke Energy,
Series 2010, LOC: Wells Fargo Bank N.A. 0.240% 08/01/27 (03/02/11) (a)(b)	6,000,000	6,000,000
KY Kenton County Industrial Building Authority
Redkin Labs, Inc.,
Series 1984, LOC: JPMorgan Chase Bank 0.400% 12/01/14 (03/01/11) (a)(b)	7,000,000	7,000,000
KY Middletown Education Building
Louisville Christian Academy,
Series 2005, LOC: JPMorgan Chase Bank 0.280% 07/01/34 (03/03/11) (a)(b)	5,340,000	5,340,000
KY Morehead League of Cities Funding Trust
Series 2004 A,
LOC: U.S. Bank N.A. 0.240% 06/01/34 (03/04/11) (a)(b)	3,987,000	3,987,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
KY Richmond League of Cities Funding Trust
Series 2006 A,
LOC: U.S. Bank N.A. 0.240% 03/01/36 (03/04/11) (a)(b)	17,870,000	17,870,000
KY Williamstown League of Cities Funding Trust
Series 2009 B,
LOC: U.S. Bank N.A. 0.240% 12/01/38 (03/04/11) (a)(b)	5,820,000	5,820,000
Kentucky Total		46,017,000
Louisiana – 0.4%
LA Lake Charles Harbor & Terminal District
Lake Charles Cogeneration,
Series 2010, Escrowed in U.S. Treasuries, 0.370% 11/01/40 (05/31/11) (a)(d)	10,000,000	10,000,000
LA Local Government Environmental Facilities & Community Development Authority
SRL Holdings LLC,
Series 2007, LOC: Branch Banking & Trust 0.270% 02/01/32 (03/03/11) (a)(b)	2,560,000	2,560,000
LA Public Facilities Authority
Southern Ionics, Inc.,
Series 2008, LOC: Wells Fargo Bank N.A. 0.250% 04/01/18 (03/03/11) (a)(b)	7,750,000	7,750,000
LA Upper Pontalba Building Restoration Corp.
Upper Pontalba Building Project,
Series 1996, LOC: JPMorgan Chase Bank 0.480% 12/01/16 (03/03/11) (a)(b)	2,460,000	2,460,000
Louisiana Total		22,770,000
Maine – 0.1%
ME Eclipse Funding Trust
Maine Health & Higher Educational Facility Authority,
Series 2007, LOC: U.S. Bank N.A. 0.250% 07/01/37 (03/03/11) (a)(b)	6,745,000	6,745,000
Maine Total		6,745,000

	Par ($)	Value ($)
Maryland – 0.5%
MD Baltimore County Economic Development Authority
Torah Institute of Baltimore,
Series 2004, LOC: Branch Banking & Trust 0.270% 07/01/24 (03/03/11) (a)(b)	3,115,000	3,115,000
MD Bel Air Economic Development Authority
Harford Day School, Inc.,
Series 2007 A, LOC: Branch Banking & Trust 0.270% 10/01/33 (03/03/11) (a)(b)	4,175,000	4,175,000
MD Health & Higher Educational Facilities Authority
Frederick Memorial Hospital,
Series 2008, LOC: Branch Banking & Trust 0.260% 07/01/35 (03/02/11) (a)(b)	9,000,000	9,000,000
MD Prince Georges County
Series 2007,
GTY AGMT: Wells Fargo Bank N.A. 0.250% 07/01/34 (03/03/11) (a)(b)	13,710,000	13,710,000
Maryland Total		30,000,000
Massachusetts – 2.7%
MA Bay Transportation Authority
Series 2008,
LIQ FAC: Dexia Credit Local 0.320% 07/01/26 (03/03/11) (a)(b)	75,730,000	75,730,000
MA Carlisle
Series 2011,
1.000% 11/18/11	3,500,000	3,513,038
MA Health & Educational Facilities Authority
Partners Healthcare Systems:
0.320% 03/24/11	4,000,000	4,000,000
0.330% 06/16/11	10,000,000	10,000,000
MA Puttable Floating Option Tax-Exempt Receipts
Massachusetts Bay Transit Authority,
Series 2007, LIQ FAC: Dexia Credit Local 0.400% 07/01/30 (03/03/11) (a)(b)	4,495,000	4,495,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MA State
MA State Special Obligation Dedicated Tax Revenue,
Series 2007, LOC: Dexia Credit Local 0.350% 01/01/34 (03/03/11) (a)(b)	27,595,000	27,595,000
Series 2008 C27,
SPA: Wells Fargo Bank N.A. 0.260% 11/01/25 (03/02/11) (a)(b)(c)	12,700,000	12,700,000
MA Waltham
Series 2011,
2.000% 02/22/12	13,102,000	13,296,303
MA Water Resource Authority
Series 2011,
LIQ FAC: Citigroup Global Markets 0.260% 08/01/18 (03/03/11) (a)(b)(c)	2,600,000	2,600,000
Massachusetts Total		153,929,341
Michigan – 4.1%
MI Bank of New York Municipal Certificates Trust
Detroit Michigan Sewer Disposal,
Series 2006, LOC: Bank of New York 0.370% 07/01/26 (04/01/11) (a)(b)	18,439,500	18,439,500
MI Deutsche Bank Spears/Lifers Trust
Grand Rapids & Kent County Michigan Joint Building
Authority, Devos Place Project, Series 2007, GTY AGMT: Deutsche Bank AG: 0.290% 12/01/31 (03/03/11) (a)(b)	2,655,000	2,655,000
Royal Oak Michigan Hospital Finance Authority,
Series 2010, LIQ FAC: Deutsche Bank Trust Services 0.260% 11/01/35 (03/03/11) (a)(b)(c)	10,190,000	10,190,000
MI Hancock Hospital Finance Authority
Portage Health Systems, Inc.,
Series 2006, LOC: PNC Bank N.A. 0.250% 08/01/31 (03/03/11) (a)(b)	22,870,000	22,870,000

	Par ($)	Value ($)
MI Housing Development Rental Authority
Series 2002 B,
SPA:Landesbank Hessen-Thüringen 0.290% 04/01/19 (03/03/11) (a)(b)	17,685,000	17,685,000
MI L'Anse Creuse Public Schools
Series 2008,
SPA: JPMorgan Chase Bank 0.220% 05/01/35 (03/01/11) (a)(b)	61,045,000	61,045,000
MI State
Series 2010 A,
2.000% 09/30/11	102,060,000	102,992,791
Michigan Total		235,877,291
Minnesota – 1.1%
MN Dakota County Housing & Redevelopment Authority
Series 2006 A,
LIQ FAC: FHLMC 0.290% 06/01/29 (03/03/11) (a)(b)	18,650,000	18,650,000
MN Higher Education Facilities Authority
St. Catheriane University,
Series 2002 N2, LOC: U.S. Bank N.A. 0.250% 10/01/32 (03/03/11) (a)(b)	13,000,000	13,000,000
MN Minneapolis & St. Paul Metropolitan Airports Commission
Series 2010,
LIQ FAC: Morgan Stanley Bank 0.270% 01/01/35 (03/03/11) (a)(b)(c)	6,000,000	6,000,000
MN Puttable Floating Option Tax-Exempt Receipts
St. Paul Minnesota Port Authority Housing &
Redevelopment, Burlington Apartments Project, Series 2007, AMT, LIQ FAC: FHLMC 0.290% 05/01/31 (03/03/11) (a)(b)	13,150,000	13,150,000
MN University of Minnesota
Series 2001 C,
SPA: JPMorgan Chase Bank 0.280% 12/01/36 (03/02/11) (a)(b)	4,950,000	4,950,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008 A,
0.260% 08/15/31 (03/02/11) (a)(d)	7,035,000	7,035,000
Minnesota Total		62,785,000
Mississippi – 0.5%
MS Business Finance Corp.
Promenade D'iberville LLC,
Series 2008 LOC: Wells Fargo Bank N.A. 0.250% 12/01/38 (03/03/11) (a)(b)	9,500,000	9,500,000
Tindall Corporation,
Series 2007, LOC: Wells Fargo Bank N.A. 0.250% 04/01/28 (03/03/11) (a)(b)	18,255,000	18,255,000
Mississippi Total		27,755,000
Missouri – 3.1%
MO Deutsche Bank Spears/Lifers Trust
Kansas City Missouri Assistance Corp,
Series 2008, GTY AGMT: Deutsche Bank AG 0.260% 04/15/19 (03/03/11) (a)(b)	9,620,000	9,620,000
MO Development Finance Board
Association of Municipal Utilities Lease,
Series 2003, LOC: U.S. Bank N.A. 0.230% 06/01/33 (03/01/11) (a)(b)	14,730,000	14,730,000
St. Louis Convention Center,
Series 2000 C, LOC: U.S. Bank N.A. 0.230% 12/01/20 (03/01/11) (a)(b)	10,440,000	10,440,000
MO Health & Educational Facilities Authority
Ascension Health,
Series 2003 C2, 0.370% 11/15/39 (03/01/11) (a)(d)	47,500,000	47,500,000
Bethesda Health Group, Inc.,
Series 2009, LOC: U.S. Bank N.A. 0.230% 08/01/41 (03/01/11) (a)(b)	10,400,000	10,400,000

	Par ($)	Value ($)
Deaconess Long Term Care I,
Series 2000 B, LOC: JPMorgan Chase Bank 0.270% 05/15/30 (03/02/11) (a)(b)	2,970,000	2,970,000
MO Joint Municipal Electric Utility Commission
IATAN 2 Project,
Series 2007 A, LIQ FAC: Citibank N.A. 0.270% 01/01/14 (03/03/11) (a)(b)	11,360,000	11,360,000
MO Nodaway Industrial Development Authority
Northwest Foundation, Inc.,
Series 2002, LOC: U.S. Bank N.A. 0.280% 11/01/32 (03/03/11) (a)(b)	3,075,000	3,075,000
MO St. Louis Airport
Series 2005,
GTY AGMT: Deutsche Bank AG 0.260% 07/01/31 (03/03/11) (a)(b)	43,630,000	43,630,000
Series 2007,
LOC: Dexia Credit Local 0.320% 07/01/26 (03/03/11) (a)(b)	20,930,000	20,930,000
Missouri Total		174,655,000
Montana – 0.3%
MT Board of Investments
Series 2004:
0.500% 03/01/29 (03/01/11) (a)(d)	5,000,000	5,000,000
1.000% 03/01/29 (03/01/11) (a)(d)(e)	13,140,000	13,140,000
Montana Total		18,140,000
Nebraska – 2.4%
NE Central Plains Energy Project
Series 2007,
LOC: Branch Banking & Trust 0.310% 12/01/21 (03/03/11) (a)(b)	8,445,000	8,445,000
Series 2009 2,
SPA: Royal Bank of Canada 0.260% 08/01/39 (03/03/11) (a)(b)	79,430,000	79,430,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NE Lancaster County Hospital Authority No. 1
Bryan LGH Medical Center,
Series 2008 B-1, LOC: U.S. Bank N.A. 0.230% 06/01/31 (03/01/11) (a)(b)	8,800,000	8,800,000
NE Omaha Public Power District
0.320% 03/04/11	5,000,000	5,000,000
0.330% 04/06/11	15,000,000	15,000,000
0.350% 03/10/11	4,750,000	4,750,000
0.360% 06/03/11	15,000,000	15,000,000
Nebraska Total		136,425,000
Nevada – 1.3%
NV County of Clark
Opportunity Village Funding,
Series 2007, LOC: Northern Trust Co., 0.240% 01/01/37 (03/03/11) (a)(b)	9,400,000	9,400,000
NV Deutsche Bank Spears/Lifers Trust
Clark County Nevada School District,
Series 2008, GTY AGMT: Deutsche Bank AG 0.260% 06/15/24 (03/03/11) (a)(b)	4,880,000	4,880,000
NV Eclipse Funding Trust
Las Vegas Nevada,
Series 2006, LOC: U.S. Bank N.A. 0.250% 05/01/36 (03/03/11) (a)(b)	24,680,000	24,680,000
Truckee Meadows Nevada Water Authority,
Series 2007, LOC: U.S. Bank N.A. 0.250% 07/01/26 (03/03/11) (a)(b)	10,135,000	10,135,000
NV Reno
Series 2008,
LOC: Bank of New York 0.190% 06/01/42 (03/01/11) (a)(b)	10,900,000	10,900,000
NV Tuckee Meadows Water Authority
Series 2006 A,
LOC: Lloyds TSB Bank PLC 0.290% 04/06/11	12,750,000	12,750,000
Nevada Total		72,745,000

	Par ($)	Value ($)
New Hampshire – 0.2%
NH Business Finance Authority
Monadnock Community Hospital,
Series 2007, LOC: TD Bank N.A. 0.230% 10/01/33 (03/01/11) (a)(b)	13,140,000	13,140,000
New Hampshire Total		13,140,000
New Jersey – 1.6%
NJ Deutsche Bank Spears/Lifers Trust
Newark New Jersey Housing Authority,
Newark Redevelopment Project, Series 2008, GTY AGMT: Deutsche Bank AG 0.260% 01/01/21 (03/03/11) (a)(b)	2,345,000	2,345,000
NJ Economic Development Authority
Campus 130 Associates 1984,
Series 1986, LOC: JPMorgan Chase Bank 0.370% 12/01/11 (03/03/11) (a)(b)	1,010,000	1,010,000
NJ Puttable Floating Option Tax-Exempt Receipts
New Jersey State Transportation Trust Fund Authority,
Series 2007, GTY AGMT: Dexia Credit Local 0.390% 12/15/21 (03/03/11) (a)(b)	16,285,000	16,285,000
NJ State
Series 2006,
LIQ FAC: Dexia Credit Local 0.390% 07/01/19 (03/03/11) (a)(b)	8,175,000	8,175,000
NJ Transportation Trust Fund Authority
Series 2006,
GTY AGMT: Dexia Credit Local 0.420% 12/15/30 (03/03/11) (a)(b)	42,415,000	42,415,000
Series 2008,
LOC: Dexia Credit Local 0.350% 06/15/20 (03/03/11) (a)(b)	9,430,000	9,430,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NJ Turnpike Authority
Series 2006,
GTY AGMT: Dexia Credit Local 0.390% 01/01/16 (03/03/11) (a)(b)	9,895,000	9,895,000
New Jersey Total		89,555,000
New Mexico – 1.5%
NM Eclipse Funding Trust
New Mexico Finance Authority,
Series 2006, LOC: U.S. Bank N.A. 0.250% 06/01/36 (03/03/11) (a)(b)	18,370,000	18,370,000
NM Municipal Energy Acquisition Authority
Series 2009,
SPA: Royal Bank of Canada 0.260% 11/01/39 (03/03/11) (a)(b)	70,000,000	70,000,000
New Mexico Total		88,370,000
New York – 7.9%
NY BB&T Municipal Trust
Series 2009,
LOC: Branch Banking & Trust 0.410% 06/01/17 (03/03/11) (a)(b)(c)	54,350,000	54,350,000
Series 2010,
LOC: Branch Banking & Trust 0.340% 06/01/25 (03/03/11) (a)(b)(c)	44,455,000	44,455,000
NY Dormitory Authority
Series 2006 A,
LIQ FAC: Citibank N.A. 0.260% 03/15/36 (03/03/11) (a)(b)	10,000,000	10,000,000
NY Eclipse Funding Trust
New York Convention Center,
Series 2006, LOC: U.S. Bank N.A. 0.250% 11/15/27 (03/03/11) (a)(b)	5,615,000	5,615,000
NY Environmental Facilities Corp.
Clean Water & Drinking,
Series 2008, LIQ FAC: JPMorgan Chase 0.260% 12/15/15 (03/03/11) (a)(b)	480,000	480,000

	Par ($)	Value ($)
NY Liberty Development Corp.
3 World Trade Center LLC,
Series 2010 A1, Escrowed in U.S. Treasuries, 0.420% 12/01/50 (10/20/11) (a)(b)	25,000,000	25,000,000
World Trade Center,
Series 2009 A1, Escrowed in U.S. Treasuries, 0.350% 12/01/49 (04/28/11) (a)(b)	126,375,000	126,375,000
NY Metropolitan Transportation Authority
0.330% 03/04/11	18,500,000	18,500,000
Series 2009,
SPA: Citibank N.A. 0.260% 05/01/15 (03/03/11) (a)(b)(c)	9,030,000	9,030,000
NY New York City Housing Development Corp.
Series 2008 M,
0.480% 11/01/13 (09/30/11) (a)(d)	13,340,000	13,340,000
Series 2009 E-2-A,
0.410% 05/01/41 (09/15/11) (a)(d)	10,000,000	10,000,000
NY New York City Industrial Development Agency
Convent Sacred Heart School,
Series 2002, LOC: FHLB 0.270% 11/01/32 (03/03/11) (a)(b)	8,590,000	8,590,000
NY New York City Municipal Water Finance Authority
Series 2008 BB-2,
SPA: Landesbank Hessen-Thüringen 0.230% 06/15/39 (03/01/11) (a)(b)	4,500,000	4,500,000
Series 2009-3129,
LIQ FAC: Morgan Stanley Bank 0.260% 06/15/40 (03/03/11) (a)(b)(c)	16,150,000	16,150,000
Series 2011,
LIQ FAC: Citibank N.A. 0.260% 06/15/18 (03/03/11) (a)(b)(c)	2,000,000	2,000,000
NY New York City
Series 1995 F-4,
LOC: Landesbank Hessen-Thüringen 0.270% 02/15/20 (03/02/11) (a)(b)	4,100,000	4,100,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2002 C-4,
LOC: Bank of Tokyo-Mitsubishi UFJ 0.220% 08/01/20 (03/03/11) (a)(b)	3,650,000	3,650,000
Series 2008 J-6,
LOC: Landesbank Hessen-Thüringen 0.230% 08/01/24 (03/01/11) (a)(b)	33,180,000	33,180,000
NY Oyster Bay
Series 2010:
1.500% 03/11/11	30,000,000	30,009,659
1.500% 11/18/11	12,500,000	12,596,361
NY Power Authority
Series 1985,
LIQ FAC: Bank of Nova Scotia 0.290% 03/01/16 (03/01/11) (a)(b)	17,385,000	17,385,000
New York Total		449,306,020
North Carolina – 2.9%
NC BB&T Municipal Trust
Series 2008,
LOC: Branch Banking & Trust: 0.340% 10/01/18 (03/03/11) (a)(b)(c)	10,195,000	10,195,000
0.340% 03/01/24 (03/03/11) (a)(b)	5,975,000	5,975,000
0.340% 04/01/24 (03/03/11) (a)(b)	15,895,000	15,895,000
0.340% 05/01/24 (03/03/11) (a)(b)(c)	4,600,000	4,600,000
0.340% 05/31/24 (03/03/11) (a)(b)	15,545,000	15,545,000
NC Capital Facilities Finance Agency
Barton College,
Series 2004, LOC: Branch Banking & Trust 0.270% 07/01/19 (03/03/11) (a)(b)	4,400,000	4,400,000
Duke University:
Series 2008, LIQ FAC: Wells Fargo Bank N.A. 0.260% 10/01/44 (03/03/11) (a)(b)	8,570,000	8,570,000
Series A1, 0.310% 03/08/11	11,774,000	11,774,000

	Par ($)	Value ($)
High Point University:
Series 2007, LOC: Branch Banking & Trust 0.270% 12/01/29 (03/03/11) (a)(b)	6,730,000	6,730,000
Series 2008, LOC: Branch Banking & Trust 0.270% 05/01/30 (03/03/11) (a)(b)	5,000,000	5,000,000
Lake Norman Charter School,
Series 2008 A, LOC: Wells Fargo Bank N.A. 0.250% 07/01/33 (03/03/11) (a)(b)	10,490,000	10,490,000
Lenoir-Rhyne University,
Series 2008, LOC Wells Fargo N.A. 0.250% 10/01/33 (03/03/11) (a)(b)	13,595,000	13,595,000
The Raleigh School,
Series 2006, LOC: Branch Banking & Trust 0.270% 09/01/31 (03/03/11) (a)(b)	3,600,000	3,600,000
NC Charlotte
Series 2011,
LIQ FAC: Citibank N.A. 0.260% 06/01/17 (03/03/11) (a)(b)(c)	3,600,000	3,600,000
NC Durham County Industrial Facilities & Pollution Control Financing Authority
Chesterfield Project-Recovery Zone,
Series 2010, 0.450% 01/01/41 (04/14/11) (a)(d)	9,000,000	9,000,000
NC Medical Care Commission
Deerfield Episcopal Retirement,
Series 2008 B, LOC: Branch Banking & Trust 0.270% 11/01/38 (03/03/11) (a)(b)	5,000,000	5,000,000
J. Arthur Dosher Memorial Hospital,
Series 1998, LOC: Branch Banking & Trust 0.270% 05/01/18 (03/03/11) (a)(b)	1,695,000	1,695,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Southeastern Regional Medical Center,
Series 2005, LOC: Branch Banking & Trust 0.270% 06/01/37 (03/03/11) (a)(b)	7,050,000	7,050,000
Transylvania Community Hospital,
Series 2008, LOC: Wells Fargo Bank N.A., 0.250% 02/01/29 (03/03/11) (a)(b)	5,300,000	5,300,000
Westcare, Inc.,
Series 2002 A, LOC: Branch Banking & Trust 0.270% 09/01/22 (03/03/11) (a)(b)	6,600,000	6,600,000
NC University of North Carolina at Chapel Hill
Series 2006,
LIQ FAC: Morgan Stanley Bank 0.260% 12/01/34 (03/03/11) (a)(b)	5,685,000	5,685,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Habitat for Humanity of Wake County,
Series 2007, LOC: Branch Banking & Trust 0.270% 11/01/32 (03/03/11) (a)(b)	4,100,000	4,100,000
North Carolina Total		164,399,000
Ohio – 4.0%
OH Air Quality Development Authority
Ohio Valley Electric Corp.,
Series 2009 C, LOC: Bank of Tokyo-Mitsubishi UFJ 0.240% 02/01/26 (03/03/11) (a)(b)	3,600,000	3,600,000
OH Allen County
Catholic Healthcare Partners,
Series 2010 D, LOC: JPMorgan Chase Bank 0.280% 06/01/34 (03/02/11) (a)(b)	9,000,000	9,000,000
OH Cleveland-Cuyahoga County Port Authority
The Park Synagogue,
Series 2006, LOC: U.S. Bank N.A. 0.250% 01/01/31 (03/03/11) (a)(b)	9,995,000	9,995,000

	Par ($)	Value ($)
OH Columbus Regional Airport Authority
Oasbo Program,
Series 2004 A, LOC: U.S. Bank N.A. 0.260% 03/01/34 (03/03/11) (a)(b)	27,150,000	27,150,000
OH Deutsche Bank Spears/Lifers Trust
Columbus Ohio Regional Airport Authority,
Series 2008, GTY AGMT: Deutsche Bank AG 0.260% 01/01/28 (03/03/11) (a)(b)	5,000,000	5,000,000
OH Eclipse Funding Trust
Ohio State Higher Educational Facility,
University of Dayton, Series 2006, LOC: U.S. Bank N.A. 0.250% 12/01/33 (03/03/11) (a)(b)	3,905,000	3,905,000
OH Franklin County
Ohio Presbyterian Retirement Service,
Series 2006 B, LOC: PNC Bank N.A. 0.250% 07/01/29 (03/03/11) (a)(b)	15,930,000	15,930,000
Traditions Healthcare,
Series 2005, LOC: U.S. Bank N.A. 0.280% 06/01/30 (03/03/11) (a)(b)	18,235,000	18,235,000
OH Higher Educational Facility Authority
Case Western Reserve University,
Series 2008 A, LOC: PNC Bank N.A. 0.230% 12/01/44 (03/02/11) (a)(b)	15,000,000	15,000,000
Ohio Dominican University,
Series 2007, LOC: JPMorgan Chase Bank 0.260% 12/01/37 (03/03/11) (a)(b)	12,850,000	12,850,000
Tiffin University,
Series 2007, LOC: PNC Bank N.A 0.250% 08/01/22 (03/03/11) (a)(b)	12,065,000	12,065,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Huron County
Fisher-Titus Medical Center,
Series 2003 A, LOC: PNC Bank N.A 0.250% 12/01/27 (03/03/11) (a)(b)	9,135,000	9,135,000
Norwalk Area Health System,
Series 2003, LOC: PNC Bank N.A 0.250% 12/01/27 (03/03/11) (a)(b)	6,375,000	6,375,000
OH Knox County
Knox Community Hospital,
Series 2004, LOC: PNC Bank N.A 0.250% 12/01/29 (03/03/11) (a)(b)	15,875,000	15,875,000
OH Lima Hospital Revenue
Lima Memorial Hospital,
Series 2007 LOC: JPMorgan Chase Bank 0.310% 04/01/37 (03/03/11) (a)(b)	17,950,000	17,950,000
OH Salem Civic Facility
Salem Community Center, Inc.,
Series 2001, LOC: PNC Bank N.A 0.280% 06/01/27 (03/03/11) (a)(b)	7,575,000	7,575,000
OH Stark County Port Authority
Community Action Agency,
Series 2001, LOC: JPMorgan Chase & Co. 0.450% 12/01/22 (03/03/11) (a)(b)	3,335,000	3,335,000
OH State University
0.300% 04/04/11	28,360,000	28,360,000
OH Zanesville Muskingum County
Grove City Church,
Series 2006, LOC: PNC Bank N.A 0.280% 02/01/24 (03/03/11) (a)(b)	7,630,000	7,630,000
Ohio Total		228,965,000

	Par ($)	Value ($)
Oklahoma – 0.5%
OK Grand River Dam Authority
Series 2008 A,
SPA: Citibank N.A. 0.270% 06/01/33 (03/03/11) (a)(b)(c)	26,100,000	26,100,000
Oklahoma Total		26,100,000
Oregon – 0.8%
OR Confederated Tribes of the Umatilla Indian Reservation
Series 2008,
LOC: Wells Fargo Bank N.A. 0.250% 12/01/28 (03/03/11) (a)(b)	21,575,000	21,575,000
OR Housing & Community Services Department,
Pearl Family Housing,
Series 2009 B1, LOC: U.S. Bank N.A. 0.350% 02/01/42 (03/03/11) (a)(b)	3,000,000	3,000,000
OR Salem Hospital Facility Authority
Salem Hospital,
Series 2008 B, LOC: U.S. Bank N.A. 0.250% 08/15/34 (03/03/11) (a)(b)	10,000,000	10,000,000
OR Yamhill County Hospital Authority
Friendsview Manor,
Series 2007, LOC: U.S. Bank N.A. 0.230% 12/01/34 (03/01/11) (a)(b)	11,800,000	11,800,000
Oregon Total		46,375,000
Pennsylvania – 4.2%
PA Adams County Industrial Development Authority
Brethren Home Community,
Series 2007, LOC: PNC Bank N.A. 0.280% 06/01/32 (03/03/11) (a)(b)	9,220,000	9,220,000
PA Allegheny County Hospital Development Authority
Jefferson Regional Medical Center,
Series 2006 A, LOC: PNC Bank N.A. 0.250% 05/01/26 (03/03/11) (a)(b)	22,000,000	22,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Allegheny County Industrial Development Authority
Our Lady Sacred Heart High School,
Series 2002, LOC: PNC Bank N.A. 0.250% 06/01/22 (03/03/11) (a)(b)	2,190,000	2,190,000
PA Berks County Municipal Authority
Reading Hospital & Medical Center,
Series 2009 A-5, 0.460% 05/01/32 (03/03/11) (a)(d)	8,750,000	8,750,000
PA Deutsche Bank Spears/Lifers Trust
Philadelphia Pennsylvania Gas Works,
7th Series-1998 General Ordinance, Series 2007, GTY AGMT: Deutsche Bank AG: 0.290% 10/01/18 (03/03/11) (a)(b)	5,160,000	5,160,000
Westmoreland County Pennsylvania Municipal Authority,
Series 2007, GTY AGMT: Deutsche Bank AG 0.290% 08/15/30 (03/03/11) (a)(b)	5,050,000	5,050,000
PA Emmaus General Authority
Series 1989 B-28,
LOC: U.S. Bank N.A. 0.250% 03/01/24 (03/02/11) (a)(b)	3,000,000	3,000,000
Series 1989 B-29,
LOC: U.S. Bank N.A. 0.250% 03/01/24 (03/02/11) (a)(b)	7,500,000	7,500,000
Series 1989 E-22,
LOC: U.S. Bank N.A. 0.250% 03/01/24 (03/02/11) (a)(b)	5,650,000	5,650,000
Series 1989 G-6,
LOC: U.S. Bank N.A. 0.250% 03/01/24 (03/02/11) (a)(b)	1,400,000	1,400,000
Series 2003 E-20,
LOC: U.S. Bank N.A. 0.250% 03/01/24 (03/02/11) (a)(b)	6,000,000	6,000,000
PA Haverford Township School District
Series 2009,
LOC: TD Bank N.A. 0.240% 03/01/30 (03/03/11) (a)(b)	4,000,000	4,000,000

	Par ($)	Value ($)
PA Higher Educational Facilities Authority
Mount Aloysius College,
Series 2003 L3, LOC: PNC Bank N.A. 0.250% 05/01/28 (03/03/11) (a)(b)	5,100,000	5,100,000
PA Housing Finance Agency
Series 2010,
0.450% 09/22/11	5,200,000	5,200,000
PA Philadelphia Authority for Industrial Development
Girad Estate Aramark Project,
Series 2002, LOC: JPMorgan Chase Bank 0.270% 06/01/32 (03/03/11) (a)(b)	11,000,000	11,000,000
Girad Estate Facilities Leasing,
Series 2001, LOC: JPMorgan Chase Bank 0.270% 11/01/31 (03/03/11) (a)(b)	15,350,000	15,350,000
NewCourtland Elder Services,
Series 2007, LOC: PNC Bank N.A. 0.250% 03/01/26 (03/03/11) (a)(b)	19,635,000	19,635,000
PA Public School Building Authority
Park School Project:
Series 2009 A, LOC: PNC Bank N.A. 0.250% 08/01/30 (03/03/11) (a)(b)	9,795,000	9,795,000
Series 2009 B, LOC: PNC Bank N.A. 0.250% 05/15/20 (03/03/11) (a)(b)	13,925,000	13,925,000
PA RBC Municipal Products, Inc. Trust
Series 2008 C-13,
LOC: Royal Bank of Canada 0.260% 11/01/11 (03/03/11) (a)(b)(c)	10,000,000	10,000,000
Series 2010 E-12,
LOC: Royal Bank of Canada 0.260% 01/05/12 (03/03/11) (a)(b)(c)	5,000,000	5,000,000
UPMC,
Series 2010 E16, LOC: Royal Bank of Canada 0.260% 04/15/39 (03/03/11) (a)(b)(c)	40,000,000	40,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Ridley School District
Series 2009,
LOC: TD Bank N.A. 0.260% 11/01/29 (03/03/11) (a)(b)	3,770,000	3,770,000
PA St. Mary Hospital Authority
Catholic Health Initiatives,
Series 2004 B SPA: Landesbank Hessen-Thüringen 0.260% 03/01/32 (03/02/11) (a)(b)	8,100,000	8,100,000
PA State University
Series 2009 B,
0.400% 06/01/31 (06/01/11) (a)(d)	13,435,000	13,435,000
Series 2011,
LIQ FAC: Citibank N.A. 0.260% 03/01/18 (03/03/11) (a)(b)(c)	1,000,000	1,000,000
Pennsylvania Total		241,230,000
South Carolina – 0.9%
SC Eclipse Funding Trust
South Carolina Transportation Infrastructure Bank,
Series 2007, LOC: U.S. Bank N.A. 0.250% 10/01/32 (03/03/11) (a)(b)	25,055,000	25,055,000
SC Greenville County
Edgcomb Metals Co.,
Series 1984, LOC: Wells Fargo Bank N.A. 0.350% 08/01/14 (03/03/11) (a)(b)	2,600,000	2,600,000
SC Jobs Economic Development Authority
Spartanburg YMCA,
Series 1996, LOC: Branch Banking & Trust 0.270% 06/01/18 (03/03/11) (a)(b)	1,800,000	1,800,000
SC Jobs-Economic Development Authority
Wuref Development LLC,
Series 2002 A, LOC: Wells Fargo Bank N.A. 0.250% 07/01/33 (03/03/11) (a)(b)	10,150,000	10,150,000

	Par ($)	Value ($)
SC Puttable Floating Option Tax-Exempt Receipts
P-Floats-PT-4550,
Series 2008, GTY AGMT: FHLMC 0.360% 03/01/49 (03/03/11) (a)(b)	9,940,000	9,940,000
South Carolina Total		49,545,000
South Dakota – 0.2%
SD Sioux Falls
Series 2007,
LIQ FAC: Wells Fargo & Company 0.290% 11/15/33 (03/03/11) (a)(b)	12,085,000	12,085,000
South Dakota Total		12,085,000
Tennessee – 1.1%
TN Blount County Public Building Authority
Series 2009 E-8-A,
LOC: Branch Banking & Trust 0.270% 06/01/37 (03/02/11) (a)(b)	1,470,000	1,470,000
Series 2009 E-9-A,
LOC: Branch Banking & Trust 0.270% 06/01/30 (03/02/11) (a)(b)	5,000,000	5,000,000
Series 2009 E-7-A,
LOC: Branch Banking & Trust 0.270% 06/01/39 (03/02/11) (a)(b)	5,435,000	5,435,000
TN Hawkins County Industrial Development Board
Legget & Platt, Inc.,
Series 1988, LOC: Wachovia Bank N.A. 0.450% 10/01/27 (03/02/11) (a)(b)	1,750,000	1,750,000
TN Memphis Health, Educational & Housing Facility Board
Series 2008 36G,
GTY AGMT: Goldman Sachs 0.260% 08/01/48 (03/03/11) (a)(b)	3,745,312	3,745,312
TN Metropolitan Government Nashville & Davidson Counties
Series A,
LOC: State Street Bank and Trust, LOC: California Public Employee Retirement System, LOC: California State Teachers Retirement System 0.320% 03/08/11 (d)	30,465,000	30,465,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TN State School Board
GTY AGMT: State Street
0.300% 05/27/11	15,000,000	15,000,000
Tennessee Total		62,865,312
Texas – 10.0%
TX Austin
Series 2008 A
LOC: Dexia Credit Local 0.310% 11/15/29 (03/03/11) (a)(b)	13,975,000	13,975,000
TX BB&T Municipal Trust
Texas Municipal Gas Acquisition & Supply Corp.,
Series 2007, LOC: Branch Banking & Trust 0.290% 12/15/22 (03/03/11) (a)(b)	16,695,000	16,695,000
TX Bexar County Housing Finance Corp.
Multi-Family Housing,
Series 1996, LOC: Northern Trust Co. 0.290% 06/01/28 (03/03/11) (a)(b)	10,375,000	10,375,000
TX Department of Housing & Community Affairs
P-Floats-PT 3308,
Series 2005, LIQ FAC: FHLMC 0.430% 03/01/36 (03/03/11) (a)(b)	8,235,000	8,235,000
TX Deutsche Bank Spears/Lifers Trust
Cypress-Fairbanks Taxes Independent School District,
Series 2008, LIQ FAC: Deutsche Bank AG, GTY AGMT: PSFG: 0.260% 02/15/28 (03/03/11) (a)(b)	11,425,000	11,425,000
Houston Taxes Utility Systems,
Series 2008, GTY AGMT: Deutsche Bank AG, 0.260% 11/15/25 (03/03/11) (a)(b)	12,820,000	12,820,000
Lovejoy Independent School District,
Series 2008, LIQ FAC: Deutsche Bank AG, GTY AGMT: PSFG: 0.260% 02/15/38 (03/03/11) (a)(b)	3,520,000	3,520,000

	Par ($)	Value ($)
San Antonio Texas Electric & Gas,
Series 2008, LIQ FAC: Deutsche Bank AG, GTY AGMT: PSFG: 0.260% 02/01/32 (03/03/11) (a)(b)	16,685,000	16,685,000
Texas State Turnpike Authority,
Series 2007,
GTY AGMT: Deutsche Bank AG, 0.290% 08/15/29 (03/03/11) (a)(b)	35,630,000	35,630,000
Victoria Texas Independent School District,
Series 2008, LIQ FAC: Deutsche Bank AG, GTY AGMT: PSFG: 0.260% 02/15/37 (03/03/11) (a)(b)	7,715,000	7,715,000
TX Eagle Tax-Exempt Trust
Leander Texas Independent School District,
Series 2009 52A, LIQ FAC: Citibank N.A., GTY AGMT: PSFG 0.270% 08/15/32 (03/03/11) (a)(b)(c)	4,950,000	4,950,000
TX Gregg County Housing Finance Corp.
Baily Properties LLC,
Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA: 0.260% 02/15/23 (03/03/11) (a)(b)	4,715,000	4,715,000
Summer Green LLC,
Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA: 0.260% 02/15/23 (03/03/11) (a)(b)	2,420,000	2,420,000
TX Harris County Industrial Development Corp.
Banktank, Inc.,
Series 1998, LOC: Den Norske Bank 0.250% 02/01/20 (03/02/11) (a)(b)	8,000,000	8,000,000
TX Harris County
Muni Security Trust & Reciepts-SGC-31,
Series 2008 A, LOC: Societe Generale 0.260% 08/15/35 (03/03/11) (a)(b)	12,640,000	12,640,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Houston Independent School District
Capital Appreciation,
Series 1992, GTY AGMT: PSFG 0.450% 08/15/11	20,140,000	20,098,561
TX Houston Water & Sewer Systems
P-Floats-PT-3568
Series 2006, GTY AGMT: Dexia Credit Local 0.650% 12/01/24 (03/03/11) (a)(b)	9,155,000	9,155,000
TX Houston
Series 2007,
LIQ FAC: Citibank N.A. 0.260% 03/01/15 (03/03/11) (a)(b)	4,600,000	4,600,000
TX JPMorgan Chase Putters/Drivers Trust
State of Texas Tax & Revenue Anticipation Note,
Series 2010, LIQ FAC: JPMorgan Chase Bank 0.310% 08/31/11 (03/23/11) (a)(b)(c)	10,000,000	10,000,000
TX Klein Independent School District
Series 2006 39TP,
LOC: Wells Fargo Bank N.A. 0.260% 08/01/31 (03/03/11) (a)(b)	12,945,000	12,945,000
TX Puttable Floating Option Tax-Exempt Receipts
Series 2008,
GTY AGMT: FHLMC 0.360% 02/01/46 (03/03/11) (a)(b)	12,020,000	12,020,000
TX RBC Municipal Products, Inc. Trust
Series 2010 E-14,
LOC: Royal Bank of Canada 0.260% 05/15/34 (03/03/11) (a)(b)(c)	30,000,000	30,000,000
Series 2011 E-18,
LOC: Royal Bank of Canada 0.260% 06/01/32 (03/03/11) (a)(b)(c)	17,000,000	17,000,000
TX Round Rock Independent School District
Series 2007,
Guarantor: PSFG, LIQ FAC: Wells Fargo Bank N.A. 0.290% 08/01/32 (03/03/11) (a)(b)	10,795,000	10,795,000

	Par ($)	Value ($)
TX San Antonio Educational Facilities Corp.
University Incarnate Word,
Series 2001, LOC: JPMorgan Chase Bank 0.280% 12/01/21 (03/03/11) (a)(b)	5,695,000	5,695,000
TX State
Series 2009,
LIQ FAC: Morgan Stanley Bank 0.300% 12/01/22 (03/03/11) (a)(b)(c)	9,780,000	9,780,000
Tax & Revenue Anticipation Notes,
Series 2010, 2.000% 08/31/11	175,000,000	176,419,959
TX Tarrant County Cultural Education Facilities Finance Corp.
Valley Baptist Medical Center,
Series 2007, LOC: JPMorgan Chase Bank 0.300% 09/01/30 (03/02/11) (a)(b)	10,800,000	10,800,000
TX Texas A&M University
Series 2011,
LIQ FAC: Citibank N.A. 0.260% 05/15/18 (03/03/11) (a)(b)(c)	3,100,000	3,100,000
TX University of Texas System
Fing System,
Series 2008 B, LIQ FAC: University of Texas Investment Management Co., 0.180% 08/01/16 (03/03/11) (a)(b)	19,425,000	19,425,000
TX University of Texas
LIQ FAC: University of Texas Investment Management Co.,
0.300% 06/16/11	49,705,000	49,705,000
Series 2007,
LIQ FAC: Citibank N.A. 0.250% 07/01/13 (03/03/11) (a)(b)	3,550,000	3,550,000
Texas Total		574,888,520
Utah – 2.1%
UT Board of Regents
Series 2008,
LOC: Wells Fargo Bank N.A. 0.270% 08/01/31 (03/03/11) (a)(b)	10,340,000	10,340,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
UT Davis County Housing Authority
PTR Multi-Family Holdings, Inc.,
Series 1997 A, LIQ FAC: FNMA 0.310% 08/15/39 (03/03/11) (a)(b)	4,240,000	4,240,000
UT Housing Corp.
Multi-Family Housing,
Miller Timbergate Apartments LLC, Series 2009 A, LIQ FAC: FHLMC: GTY AGMT: FNMA 0.280% 04/01/42 (03/03/11) (a)(b)	3,125,000	3,125,000
Series 2009 A-CL1,
0.260% 07/01/38 (03/02/11) (a)(d)	28,090,000	28,090,000
Series 2009 B-CL1,
0.260% 01/01/39 (03/02/11) (a)(d)	29,560,000	29,560,000
Single Family Housing,
Series 2010 E, GTY AGMT: Royal Bank of Canada 0.400% 07/01/39 (03/22/11) (a)(b)	4,755,000	4,755,000
UT Intermountain Power AG
GTY AGMT: Bank of Nova Scotia,
0.320% 06/06/11	18,500,000	18,500,000
UT Murray
IHC Health Services, Inc.,
Series 2005 D, SPA: Wells Fargo Bank N.A. 0.190% 05/15/37 (03/01/11) (a)(b)	15,900,000	15,900,000
UT Puttable Floating Option Tax-Exempt Receipts
Utah Transit Authority,
Series 2007, GTY AGMT: Dexia Credit Local 0.400% 06/15/31 (03/03/11) (a)(b)	5,195,000	5,195,000
UT Weber County Housing Authority
Cherry Creek Apartments,
Series 2001, LIQ FAC: FNMA 0.310% 11/01/39 (03/03/11) (a)(b)	2,630,000	2,630,000
Utah Total		122,335,000

	Par ($)	Value ($)
Virginia – 1.0%
VA Chesapeake Redevelopment & Housing Authority
Great Bridge Apartments LLC,
Series 2008 A, LIQ FAC: FNMA 0.280% 01/15/41 (03/03/11) (a)(b)	18,625,000	18,625,000
VA Harrisonburg Redevelopment & Housing Authority
Series 2006,
LIQ FAC: FHLMC 0.290% 02/01/26 (03/03/11) (a)(b)	6,800,000	6,800,000
VA Lewistown Commerce Center Community Development Authority
Lewiston Community Center,
Series 2007, GTY AGMT: Wells Fargo & Co. 0.250% 03/01/27 (03/03/11) (a)(b)	13,045,000	13,045,000
VA Puttable Floating Option Tax-Exempt Receipts
Fairfax County Virginia Redevelopment & Housing Authority,
Series 2007, LIQ FAC: FHLMC 0.290% 10/01/36 (03/03/11) (a)(b)	18,025,000	18,025,000
VA Winchester Industrial Development Authority
Westminster-Canterbury of Winchester, Inc.,
Series 2005 B, LOC: Branch Banking & Trust 0.270% 01/01/35 (03/03/11) (a)(b)	2,880,000	2,880,000
Virginia Total		59,375,000
Washington – 1.0%
WA Deutsche Bank Spears/Lifers Trust
King County Washington,
Series 2008, LIQ FAC: Deutsche Bank AG 0.260% 01/01/28 (03/03/11) (a)(b)	7,035,000	7,035,000
Washington State,
Series 2008, LIQ FAC: Deutsche Bank AG 0.260% 01/01/30 (03/03/11) (a)(b)	9,830,000	9,830,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
WA Eclipse Funding Trust
King County Washington,
Series 2007, LOC: U.S. Bank N.A. 0.250% 12/01/31 (03/03/11) (a)(b)	3,365,000	3,365,000
WA Housing Finance Commission
Artspace Everett LP,
Series 2008 B, LIQ FAC: FHLMC 0.270% 12/01/41 (03/02/11) (a)(b)	7,500,000	7,500,000
Pioneer Human Services,
Series 2009 D, LOC: US Bank N.A. 0.290% 07/01/29 (03/02/11) (a)(b)	2,105,000	2,105,000
The Evergreen School,
Series 2002, LOC: Wells Fargo Bank N.A. 0.350% 07/01/28 (03/03/11) (a)(b)	1,415,000	1,415,000
WA JPMorgan Chase Putters/Drivers Trust
Series 2008,
LIQ FAC: JPMorgan Chase Bank 0.260% 10/01/16 (03/03/11) (a)(b)(c)	7,505,000	7,505,000
WA Seattle Housing Authority
Bayview Manor Homes,
Series 1994 B, LOC: U.S. Bank N.A. 0.280% 05/01/19 (03/03/11) (a)(b)	2,030,000	2,030,000
WA State
Series 2011,
LIQ FAC: Citibank N.A. 0.260% 01/01/18 (03/03/11) (a)(b)(c)	1,400,000	1,400,000
Series 2006,
LOC: Wells Fargo Bank N.A. 0.260% 12/01/29 (03/03/11) (a)(b)	12,435,000	12,435,000
Series 2008,
LIQ FAC: Citibank N.A. 0.260% 01/01/16 (03/03/11) (a)(b)(c)	2,870,000	2,870,000
Washington Total		57,490,000

	Par ($)	Value ($)
West Virginia – 0.5%
WV Economic Development Authority
Appalachian Power Co.,
Series 2009 A, LOC: Royal Bank of Scotland 0.250% 12/01/42 (03/03/11) (a)(b)	6,075,000	6,075,000
WV Hospital Finance Authority
Cable Huntington Hospital,
Series 2008 A, LOC: Branch Banking & Trust 0.270% 01/01/34 (03/03/11) (a)(b)	15,000,000	15,000,000
West Virginia University Hospital,
Series 2009 A,
LOC: Branch Banking & Trust 0.270% 06/01/33 (03/03/11) (a)(b)	7,590,000	7,590,000
West Virginia Total		28,665,000
Wisconsin – 1.4%
WI Health & Educational Facilities Authority
Aurora Health Care, Inc,
Series 2006 B, LOC: Bank of Montreal 0.290% 04/01/28 (03/02/11) (a)(b)	22,325,000	22,325,000
Fort Healthcare, Inc.,
Series 2007 A, LOC: JPMorgan Chase Bank 0.240% 05/01/37 (03/01/11) (a)(b)	16,615,000	16,615,000
Indian Community School of Milwaukee,
Series 2006 LOC: JPMorgan Chase Bank 0.280% 12/01/36 (03/02/11) (a)(b)	6,000,000	6,000,000
Milwaukee Institute of Art & Design,
Series 2004, LOC: Citibank N.A. 0.270% 01/01/34 (03/02/11) (a)(b)	9,785,000	9,785,000
Waukesha Memorial Hospital,
Series 2008 B, LOC: JPMorgan Chase Bank 0.240% 02/01/34 (03/01/11) (a)(b)	11,225,000	11,225,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

February 28, 2011 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Wisconsin Lutheran College,
LOC: U.S. Bank N.A. 0.230% 06/01/33 (03/01/11) (a)(b)	15,000,000	15,000,000
WI State
5.125% 11/01/11	1,500,000	1,547,415
Wisconsin Total		82,497,415
Wyoming – 0.1%
WY Sweetwater County
Pacific Corp.,
Series 1991 B, LOC: Wells Fargo Bank N.A. 0.260% 12/01/20 (03/02/11) (a)(b)	6,000,000	6,000,000
Wyoming Total		6,000,000
Total Municipal Bonds (cost of $5,701,823,545)		5,701,823,545
Total Investments (f) – 99.6% (cost of $5,701,823,545)		5,701,823,545
Other Assets & Liabilities, Net – 0.4%		24,664,725
Net Assets – 100.0%		5,726,488,270

Notes to Investment Portfolio:

(a)  Parenthetical date represents the effective maturity date for the security.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2011.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, these securities, which are not illiquid, amounted to $413,200,000 or 7.3% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2011.

(e)  Security purchased on a delayed delivery basis.

(f)  Cost for federal income tax purposes is $5,701,823,545.

The following table summarizes the inputs used, as of February 28, 2011, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$5,701,823,545	$—	$5,701,823,545
Total Investments	$—	$5,701,823,545	$—	$5,701,823,545

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

The Fund had no transfers between Levels1 and 2 during the period ended February 28, 2011.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2011, the asset allocation of the fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	99.6
Other Assets & Liabilities, Net	0.4
100.0

Acronym	Name
FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

PSFG	Permanent School Fund Guarantee

PUTTERS	Puttable Tax Exempt Receipts

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – BofA Tax-Exempt Reserves
February 28, 2011 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	5,701,823,545
	Receivable for:
	Investments sold on a delayed delivery basis	31,250,000
	Fund shares sold	1,405
	Interest	7,998,170
	Expense reimbursement due from investment advisor	41,518
	Trustees' deferred compensation plan	41,421
	Prepaid expenses	112,744
	Total Assets	5,741,268,803
Liabilities	Payable to custodian bank	71
	Payable for:
	Investments purchased on a delayed delivery basis	13,137,507
	Fund shares repurchased	11,373
	Distributions	218,388
	Investment advisory fee	662,509
	Administration fee	165,004
	Pricing and bookkeeping fees	59,718
	Transfer agent fee	53,562
	Trustees' fees	88,063
	Custody fee	19,168
	Distribution and service fees	3,835
	Shareholder administration fees	251,455
	Chief compliance officer expenses	2,101
	Trustees' deferred compensation plan	41,421
	Other liabilities	66,358
	Total Liabilities	14,780,533
	Net Assets	5,726,488,270
Net Assets Consist of	Paid-in capital	5,725,093,435
	Undistributed net investment income	1,008,953
	Accumulated net realized gain	385,882
	Net Assets	5,726,488,270

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – BofA Tax-Exempt Reserves
February 28, 2011 (Unaudited)

Capital Class Shares	Net assets	$1,989,264,066
	Shares outstanding	1,988,890,704
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$3,202,453,594
	Shares outstanding	3,201,852,315
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$5,290,058
	Shares outstanding	5,289,073
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$14,357,854
	Shares outstanding	14,355,156
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$1,281,306
	Shares outstanding	1,281,067
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$9,805,714
	Shares outstanding	9,803,892
	Net asset value per share	$1.00
Class A Shares	Net assets	$768,937
	Shares outstanding	768,794
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$141,945,102
	Shares outstanding	141,918,846
	Net asset value per share	$1.00
Retail A Shares	Net assets	$8,074,595
	Shares outstanding	8,073,094
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$353,247,044
	Shares outstanding	353,180,831
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

Statement of Operations – BofA Tax-Exempt Reserves
For the Six Months Ended February 28, 2011 (Unaudited)

		($)
Investment Income	Interest	8,862,191
Expenses	Investment advisory fee	4,125,206
	Administration fee	2,680,137
	Distribution fee:
	Investor Class Shares	654
	Daily Class Shares	30,867
	Class A Shares	466
	Service fee:
	Liquidity Class Shares	14,511
	Adviser Class Shares	36,671
	Investor Class Shares	1,636
	Daily Class Shares	22,048
	Retail A Shares	3,943
	Shareholder administration fees:
	Trust Class Shares	1,581,243
	Class A Shares	1,631
	Institutional Class Shares	33,020
	Transfer agent fee	69,405
	Pricing and bookkeeping fees	176,383
	Trustees' fees	25,772
	Custody fee	40,753
	Chief compliance officer expenses	7,463
	Other expenses	311,039
	Total Expenses	9,162,848
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(1,935,237)
	Fees waived by distributor:
	Trust Class Shares	(19,412)
	Liquidity Class Shares	(1,650)
	Adviser Class Shares	(18,877)
	Investor Class Shares	(1,485)
	Daily Class Shares	(42,165)
	Class A Shares	(1,525)
	Retail A Shares	(21)
	Fees waived by shareholder service provider—Liquidity Class	(5,805)
	Expense reductions	(646)
	Net Expenses	7,136,025
	Net Investment Income	1,726,166
	Net realized gain on investments	385,882
	Net Increase Resulting from Operations	2,112,048

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – BofA Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2011 ($)	Year Ended August 31, 2010 ($)
Operations	Net investment income	1,726,166	6,563,161
	Net realized gain on investments	385,882	299,543
	Net increase resulting from operations	2,112,048	6,862,704
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(1,045,118)	(3,745,124)
	Trust Class Shares	(378,823)	(1,789,630)
	Liquidity Class Shares	(102)	(3,284)
	Adviser Class Shares	—	(405)
	Investor Class Shares	(12)	(12)
	Daily Class Shares	(39)	(49)
	Class A Shares	(13)	(13)
	Institutional Class Shares	(68,915)	(336,050)
	Retail A Shares	(1,473)	(5,614)
	G-Trust Shares	(240,059)	(684,743)
	Total distributions to shareholders	(1,734,554)	(6,564,924)
	Net Capital Stock Transactions	(276,040,379)	(4,750,522,023)
	Total decrease in net assets	(275,662,885)	(4,750,224,243)
Net Assets	Beginning of period	6,002,151,155	10,752,375,398
	End of period	5,726,488,270	6,002,151,155
	Undistributed net investment income at end of period	1,008,953	1,017,341

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – BofA Tax-Exempt Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	2,971,789,304	2,971,789,304	6,547,252,450	6,547,252,450
Distributions reinvested	229,306	229,306	1,171,360	1,171,361
Redemptions	(2,886,109,606)	(2,886,109,606)	(8,568,258,891)	(8,568,258,891)
Net increase (decrease)	85,909,004	85,909,004	(2,019,835,081)	(2,019,835,080)
Trust Class Shares
Subscriptions	1,288,447,883	1,288,447,883	2,424,813,855	2,424,813,855
Distributions reinvested	3,451	3,451	16,771	16,771
Redemptions	(1,461,015,446)	(1,461,015,446)	(4,637,403,525)	(4,637,403,526)
Net decrease	(172,564,112)	(172,564,112)	(2,212,572,899)	(2,212,572,900)
Liquidity Class Shares
Subscriptions	—	—	117,371,357	117,371,357
Distributions reinvested	101	101	3,152	3,152
Redemptions	(7,121,839)	(7,121,839)	(134,827,163)	(134,827,163)
Net decrease	(7,121,738)	(7,121,738)	(17,452,654)	(17,452,654)
Adviser Class Shares
Subscriptions	71,732,201	71,732,202	110,157,291	110,157,291
Distributions reinvested	—	—	339	339
Redemptions	(106,098,039)	(106,098,039)	(132,484,203)	(132,484,203)
Net decrease	(34,365,838)	(34,365,837)	(22,326,573)	(22,326,573)
Investor Class Shares
Subscriptions	41,846	41,847	1,647,903	1,647,903
Redemptions	(94,123)	(94,123)	(9,273,837)	(9,273,838)
Net decrease	(52,277)	(52,276)	(7,625,934)	(7,625,935)
Daily Class Shares
Subscriptions	14,333,169	14,333,169	122,124,541	122,124,540
Distributions reinvested	—	—	3	3
Redemptions	(42,730,851)	(42,730,851)	(143,419,214)	(143,419,214)
Net decrease	(28,397,682)	(28,397,682)	(21,294,670)	(21,294,671)
Class A Shares
Subscriptions	2,210	2,210	6,044,769	6,044,769
Redemptions	(407,869)	(407,870)	(29,263,559)	(29,263,559)
Net decrease	(405,659)	(405,660)	(23,218,790)	(23,218,790)
Institutional Class Shares
Subscriptions	513,431,721	513,431,721	976,317,779	976,317,779
Distributions reinvested	40,581	40,581	320,552	320,552
Redemptions	(559,529,696)	(559,529,697)	(1,234,196,533)	(1,234,196,532)
Net decrease	(46,057,394)	(46,057,395)	(257,558,202)	(257,558,201)
Retail A Shares
Subscriptions	657,292	657,293	2,166,502	2,166,502
Distributions reinvested	1,440	1,440	5,329	5,329
Redemptions	(2,413,137)	(2,413,137)	(4,396,189)	(4,396,188)
Net decrease	(1,754,405)	(1,754,404)	(2,224,358)	(2,224,357)
G-Trust Shares
Subscriptions	169,233,788	169,233,788	430,872,449	430,872,449
Distributions reinvested	19	19	52	52
Redemptions	(240,464,085)	(240,464,086)	(597,285,363)	(597,285,363)
Net decrease	(71,230,278)	(71,230,279)	(166,412,862)	(166,412,862)

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2011		2010 (a)(b)	2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	(d)	0.0014	0.0113	0.0254		0.0347	0.0141		0.0251
Less Distributions to Shareholders:
From net investment income	(0.001	)(d)	(0.0014)	(0.0113)	(0.0254)		(0.0347)	(0.0141)		(0.0251)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.06	%(g)	0.13%	1.14%	2.57	%(h)	3.52%	1.42	%(g)	2.54%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20	%(j)	0.20%	0.23%	0.20%		0.20%	0.20	%(j)	0.20%
Waiver/Reimbursement	0.07	%(j)	0.07%	0.05%	0.06%		0.06%	0.07	%(j)	0.07%
Net investment income (i)	0.12	%(j)	0.14%	1.03%	2.40	%(h)	3.47%	3.38	%(j)	2.58%
Net assets, end of period (000s)	$1,989,264		$1,903,203	$3,922,964	$2,750,559		$1,877,823	$1,688,338		$975,386

(a)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exampt Reserves.

(b)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2011		2010 (a)(b)	2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	0.0004	0.0103	0.0244		0.0337	0.0137		0.0241
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	(0.0004)	(0.0103)	(0.0244)		(0.0337)	(0.0137)		(0.0241)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.04%	1.04%	2.47	%(i)	3.42%	1.38	%(h)	2.44%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.30	%(k)	0.30%	0.33%	0.30%		0.30%	0.30	%(k)	0.30%
Waiver/Reimbursement	0.07	%(k)	0.07%	0.05%	0.06%		0.06%	0.07	%(k)	0.07%
Net investment income (h)	0.02	%(k)	0.04%	1.05%	2.24	%(i)	3.37%	3.27	%(k)	2.43%
Net assets, end of period (000s)	$3,202,454		$3,374,811	$5,587,196	$6,686,234		$3,230,990	$2,684,441		$2,475,660

(a)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	0.0001	0.0098	0.0239	0.0332	0.0135		0.0236
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	(0.0001)	(0.0098)	(0.0239)	(0.0332)	(0.0135)		(0.0236)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)(k)	0.01%	0.99%	2.42%	3.37%	1.36	%(h)	2.39%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.32	%(j)	0.33%	0.38%	0.35%	0.35%	0.35	%(j)	0.35%
Waiver/Reimbursement	0.20	%(j)	0.19%	0.15%	0.16%	0.16%	0.17	%(j)	0.17%
Net investment income (i)	—	%(j)(k)	0.01%	1.11%	2.36%	3.31%	3.25	%(j)	2.32%
Net assets, end of period (000s)	$5,290		$12,412	$29,865	$77,169	$86,926	$20,549		$5,292

(a)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2011		2010 (a)(b)		2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(l)	—	(d)	0.0089	0.0229		0.0322	0.0131		0.0226
Less Distributions to Shareholders:
From net investment income	—	(l)	—	(d)	(0.0089)	(0.0229)		(0.0322)	(0.0131)		(0.0226)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.00	%(h)	0.89%	2.32	%(i)	3.27%	1.31	%(g)	2.28%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.32	%(k)	0.35%		0.48%	0.45%		0.45%	0.45	%(k)	0.45%
Waiver/Reimbursement	0.20	%(k)	0.17%		0.05%	0.06%		0.06%	0.07	%(k)	0.07%
Net investment income (j)	—		—	%(h)	0.78%	2.11	%(i)	3.23%	3.13	%(k)	2.29%
Net assets, end of period (000s)	$14,358		$48,725		$71,050	$110,969		$91,712	$75,079		$20,757

(a)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.0001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2011		2010 (a)(b)	2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	0.0080	0.0219		0.0312	0.0126		0.0216
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	— (f)	(0.0080)	(0.0219)		(0.0312)	(0.0126)		(0.0216)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (g)(h)	0.00	%(i)	0.00%	0.81%	2.21	%(j)	3.16%	1.27	%(i)	2.18%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.32	%(l)	0.34%	0.57%	0.55%		0.55%	0.55	%(l)	0.55%
Waiver/Reimbursement	0.30	%(l)	0.30%	0.06%	0.05%		0.06%	0.07	%(l)	0.07%
Net investment income (k)	—		—	0.86%	1.88	%(j)	3.07%	2.99	%(l)	2.12%
Net assets, end of period (000s)	$1,281		$1,333	$8,960	$13,214		$4,216	$7,376		$7,567

(a)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2011		2010 (a)(b)		2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	(d)	0.0062	0.0194		0.0287	0.0116		0.0191
Less Distributions to Shareholders:
From net investment income	—	(e)(f)	—	(d)	(0.0062)	(0.0194)		(0.0287)	(0.0116)		(0.0191)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00		$1.00
Total return (g)(h)	0.00	%(i)	0.00	%(j)	0.62%	1.96	%(k)	2.90%	1.16	%(i)	1.93%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.32	%(m)	0.34%		0.76%	0.80%		0.80%	0.80	%(m)	0.80%
Waiver/Reimbursement	0.55	%(m)	0.53%		0.12%	0.06%		0.06%	0.07	%(m)	0.07%
Net investment income (l)	—		—		0.64%	1.56	%(k)	2.86%	2.76	%(m)	1.88%
Net assets, end of period (000s)	$9,806		$38,206		$59,499	$95,228		$29,191	$26,833		$28,871

(a)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.0001 per share.

(e)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(f)  Rounds to less than $0.001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  Rounds to less than 0.01%.

(k)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Class A Shares	2011		2010 (a)(b)	2009	2008		2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	0.0073	0.0209		0.0302	0.0122		0.0206
Less Distributions to Shareholders:
From net investment income	—	(e)(f)	— (g)	(0.0073)	(0.0209)		(0.0302)	(0.0122)		(0.0206)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (h)(i)	0.00	%(j)	0.00%	0.73%	2.11	%(k)	3.06%	1.23	%(j)	2.08%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (l)	0.32	%(m)	0.34%	0.64%	0.65%		0.65%	0.65	%(m)	0.65%
Waiver/Reimbursement	0.40	%(m)	0.38%	0.09%	0.06%		0.06%	0.07	%(m)	0.07%
Net investment income (l)	—		—	0.70%	1.92	%(k)	3.01%	2.91	%(m)	2.06%
Net assets, end of period (000s)	$769		$1,175	$24,394	$27,212		$14,790	$17,859		$25,572

(a)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(e)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(f)  Rounds to less than $0.001 per share.

(g)  Rounds to less than $0.0001 per share.

(h)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(i)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(j)  Not annualized.

(k)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(l)  The benefits derived from expense reductions had an impact of less than 0.01%.

(m)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2011		2010 (a)(b)	2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	0.0010	0.0109	0.0250		0.0343	0.0139		0.0247
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	(0.0010)	(0.0109)	(0.0250)		(0.0343)	(0.0139)		(0.0247)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.04	%(h)	0.09%	1.10%	2.53	%(i)	3.48%	1.40	%(h)	2.50%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.24	%(k)	0.24%	0.27%	0.24%		0.24%	0.24	%(k)	0.24%
Waiver/Reimbursement	0.07	%(k)	0.07%	0.05%	0.06%		0.06%	0.07	%(k)	0.07%
Net investment income (j)	0.08	%(k)	0.10%	1.06%	2.31	%(i)	3.43%	3.33	%(k)	2.44%
Net assets, end of period (000s)	$141,945		$187,997	$445,549	$469,574		$307,411	$269,865		$123,606

(a)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Period Ended March 31,
Retail A Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)(f)	0.0005	0.0104	0.0245	0.0338	0.0137		0.0101
Less Distributions to Shareholders:
From net investment income	—	(e)(f)	(0.0005)	(0.0104)	(0.0245)	(0.0338)	(0.0137)		(0.0101)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (g)(h)	0.02	%(i)	0.05%	1.05%	2.48%	3.43%	1.38	%(i)	1.01	%(i)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.29	%(k)	0.29%	0.32%	0.29%	0.29%	0.29	%(k)	0.29	%(k)
Waiver/Reimbursement	0.07	%(k)	0.07%	0.05%	0.06%	0.06%	0.07	%(k)	0.07	%(k)
Net investment income (j)	0.03	%(k)	0.05%	1.10%	2.49%	3.38%	3.28	%(k)	2.81	%(k)
Net assets, end of period (000s)	$8,075		$9,829	$12,052	$14,788	$16,748	$18,503		$19,200

(a)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Retail A Shares commenced operations on November 21, 2005.

(e)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(f)  Rounds to less than $0.001 per share.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Total return at net asset value assuming all distributions reinvested.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	(e)	0.0014	0.0113	0.0254	0.0347	0.0141		0.0104
Less Distributions to Shareholders:
From net investment income	(0.001	)(e)	(0.0014)	(0.0113)	(0.0254)	(0.0347)	(0.0141)		(0.0104)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.06	%(h)	0.13%	1.14%	2.57%	3.52%	1.42	%(h)	1.04	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20	%(j)	0.20%	0.23%	0.20%	0.20%	0.20	%(j)	0.20	%(j)
Waiver/Reimbursement	0.07	%(j)	0.07%	0.05%	0.06%	0.06%	0.07	%(j)	0.07	%(j)
Net investment income (i)	0.12	%(j)	0.14%	1.14%	2.52%	3.46%	3.36	%(j)	2.90	%(j)
Net assets, end of period (000s)	$353,247		$424,460	$590,847	$708,813	$681,696	$721,252		$802,458

(a)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(b)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  G-Trust shares commenced operations on November 21, 2005.

(e)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – BofA Tax-Exempt Reserves
February 28, 2011 (Unaudited)

Note 1. Organization

BofA Tax-Exempt Reserves (the "Fund") a series of BofA Funds Series Trust (the "Trust") is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers ten classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – prices determined using quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the "amendment"), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and

BofA Tax-Exempt Reserves, February 28, 2011 (Unaudited)

nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. For the six month period ended February 28, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which became effective for interim and annual periods beginning after December 15, 2010.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

BofA Tax-Exempt Reserves, February 28, 2011 (Unaudited)

The tax character of distributions paid during the year ended August 31, 2010 was as follows:

Distributions paid from:
Tax-Exempt Income	$6,257,975
Ordinary Income*	286,548
Long-Term Capital Gains	20,401

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2011. There is no guarantee that this expense limitation will continue after December 31, 2011.

For the six month period ended February 28, 2011, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a Sub-Administration Agreement. BofA pays State Street a fee for all services received under this Agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the Current State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

BofA Tax-Exempt Reserves, February 28, 2011 (Unaudited)

Prior to May 1, 2010, the Trust had entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with BofA. Under the Services Agreement, BofA provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed BofA for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by BofA in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing, and the services that were provided thereunder are covered under an amended and restated administration agreement with BofA.

Transfer Agent Fee

Prior to May 1, 2010, Columbia Management Services, Inc. (the "Former Transfer Agent"), an affiliate of BofA Global Capital Management and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and had contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Effective January 1, 2010, the Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Fund.

The Former Transfer Agent was also entitled to retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Fund. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Effective May 1, 2010, Boston Financial Data Services, Inc. (the "Current Transfer Agent") acts as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Current Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%

BofA Tax-Exempt Reserves, February 28, 2011 (Unaudited)

Servicing Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Retail A shares	0.09%	0.09%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2011 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2011.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Class A, Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Class A shares	0.10%	0.10%
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2011, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2011.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

BofA Tax-Exempt Reserves, February 28, 2011 (Unaudited)

At February 28, 2011, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the six month
2014	2013	2012	2011	recovery	period ended 2/28/11
$1,935,237	$4,982,934	$6,391,950	$4,855,011	$18,165,132	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

On February 28, 2011, the Board of Trustees voted to terminate the deferred compensation plans, with a distribution of balances owed to be paid at a later date.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2011, these custody credits reduced total expenses by $646 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six month period ended February 28, 2011, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of February 28, 2011, 96.9% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 28, 2011, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

BofA Tax-Exempt Reserves, February 28, 2011 (Unaudited)

Note 8. Significant Risks and Contingencies

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Reserves, BofA Government Plus Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 4, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). The Fee Consultant's role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms' length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant's report is available at www.bofacapital.com.

In preparation for the November meeting, the Board met in September for review and discussion of the materials described below. The Board also met in June to discuss each Fund's performance, including its overall portfolio management, with the Fund's investment team. In addition to these meetings, the Board receives performance and other reports at its quarterly meetings. During this period, the Board's Contracts Review Committee also met to assist the Board in preparation for the November meeting. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on behalf of the Trustees were also made available to the Board. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. The most recent investment adviser registration form for BoAA was made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and legal compliance programs of the Funds and BoAA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

The Board evaluated the ability of BoAA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds to BoAA for investment advisory services (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board also received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in each Fund's respective Peer Group (as defined below). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses was fully utilized. The Board noted that these arrangements were voluntary and could be modified by the Distributor and/or BoAA at any time. The Board also considered the purchase of certain assets held by some of the Funds by an affiliate of BoAA and a capital support program that had been implemented to enhance certain Fund's "shadow" net asset values, which benefitted Fund shareholders. The Board noted that such efforts, as with the voluntary fee waivers and expense reimbursements undertaken by BoAA and the Distributor, were voluntary and may not be repeated at any future time.

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined by Lipper Inc. ("Lipper") to be most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market funds. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund's one- and three-year performance compared to Actual Management Rates; and (ii) each Fund's one- and three-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Fund Performance. The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as to each Fund's benchmark index. The Board also considered information regarding how BoAA and its affiliates analyze and manage potential risks. The Board noted that the Funds' generally underperformed their peers in the more recent periods, but considered that BoAA's overall investment approach emphasizes liquidity and capital preservation.

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that BoAA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board also considered information from management regarding the impact of decreases in overall Fund assets on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including separate accounts, institutional investors and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other BoAA clients, based on information provided by BoAA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding any "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board concluded that any such benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from BoAA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receive from BoAA and its affiliates throughout the year. In this regard, the Board, including through its Committees, reviews reports of BoAA at each of the quarterly meetings, which include, among other things, Fund performance reports and presentations relating to such reports. In addition, the Board confers with the Funds' investment personnel at various times throughout the year.

Fund-Specific Considerations for Certain "Review" Funds. The Board reviewed the above-referenced information for each Fund. For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios, and/or performance information relative to a Fund's Peer Group and/or Universe.

BofA Tax-Exempt Reserves—The Board engaged in further review of BofA Tax-Exempt Reserves because its Actual Management Rate was above the median range of its Peer Group and its performance over a one-year period was below the median range of its Peer Group. The Board noted that the Fund had more positive performance relative to the funds in its Universe over some periods.

For each "Review" Fund, the Board noted other factors such as the Fund's expense cap and waiver arrangements and BoAA's emphasis on liquidity and capital preservation. The Board also noted the implementation of changes to BoAA's cash management platform throughout 2009-2010. Taking into account these matters and other factors considered, the Board concluded that each Fund's Actual Management Rate, total expenses and performance were acceptable.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended February 28 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Beginning on May 1, 2010, the Columbia money market funds were renamed BofA funds and their distributor, Columbia Management Distributors, Inc. was renamed BofA Distributors, Inc.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

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BofA Tax-Exempt Reserves

Semiannual Report, February 28, 2011

© 2011 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-44/114703-0211 (04/11) 11-T5H2N1

BofATM Funds

Semiannual Report

February 28, 2011

BofA Treasury Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	6

Statement of Operations	8

Statement of Changes in Net Assets	9

Financial Highlights	11

Notes to Financial Statements	19

Board Consideration and Re-Approval of Advisory Agreement	26

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Treasury Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expense ratios and actual total return for the period. The amount listed in the "Hypothetical" column for each share class also uses the fund's actual operating expense ratios but assumes that the return each year is 5% before expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/10 – 02/28/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,023.85	0.94	0.95	0.19
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,023.80	0.99	1.00	0.20
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.80	0.99	1.00	0.20
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.80	0.99	1.00	0.20
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.80	0.99	1.00	0.20
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.80	0.99	1.00	0.20
Class A Shares	1,000.00	1,000.00	1,000.00	1,023.80	0.99	1.00	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,023.80	0.99	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Treasury Reserves

February 28, 2011 (Unaudited)

Government & Agency Obligations – 35.1%
	Par ($)	Value ($)
U.S. Government Obligations – 35.1%
U.S. Treasury Bill
0.130% 04/07/11 (a)	15,000,000	14,997,996
0.170% 03/03/11 (a)	105,000,000	104,999,008
0.190% 05/26/11 (a)	104,000,000	103,952,795
0.200% 07/28/11 (a)	136,000,000	135,887,422
0.203% 07/07/11 (a)	205,000,000	204,852,400
0.205% 07/28/11 (a)	95,000,000	94,919,395
0.210% 07/28/11 (a)	95,000,000	94,917,429
U.S. Treasury Note
0.875% 04/30/11	179,000,000	179,213,122
0.875% 05/31/11	142,000,000	142,244,109
1.000% 07/31/11	577,000,000	578,970,071
1.000% 09/30/11	161,000,000	161,718,478
1.125% 06/30/11	122,000,000	122,380,640
1.750% 11/15/11	116,500,000	117,720,289
4.500% 11/30/11	80,000,000	82,495,566
4.625% 10/31/11	97,250,000	100,063,538
4.875% 04/30/11	24,000,000	24,187,263
4.875% 05/31/11	353,000,000	357,119,160
4.875% 07/31/11	169,000,000	172,265,424
5.125% 06/30/11	299,000,000	303,891,286
U.S. Government Obligations Total		3,096,795,391
Total Government & Agency Obligations (cost of $3,096,795,391)		3,096,795,391
Repurchase Agreements – 64.8%
Repurchase agreement with Barclays Capital, dated 02/28/11, due 03/01/11 at 0.180%, collateralized by a U.S. Treasury obligation maturing 11/15/11, market value $241,772,645 (repurchase proceeds $237,033,185)	237,032,000	237,032,000
Repurchase agreement with BNP Paribas, dated 02/22/11, due 03/01/11 at 0.130%, collateralized by U.S. Treasury obligations with various maturities to 02/15/41, market value $178,500,044 (repurchase proceeds $175,004,424)	175,000,000	175,000,000

	Par ($)	Value ($)
Repurchase agreement with BNP Paribas, dated 02/23/11, due 05/02/11 at 0.140%, collateralized by U.S. Treasury obligations with various maturities to 02/15/40, market value $102,510,019 (repurchase proceeds $100,526,577)	100,500,000	100,500,000
Repurchase agreement with BNP Paribas, dated 02/28/11, due 03/01/11 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 09/30/15, market value $306,000,078 (repurchase proceeds $300,001,500)	300,000,000	300,000,000
Repurchase agreement with BNP Paribas, dated 02/28/11, due 03/01/11 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 01/20/41, market value $356,218,807 (repurchase proceeds $346,001,922)	346,000,000	346,000,000
Repurchase agreement with Credit Suisse First Boston, dated 02/28/11, due 03/01/11 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 11/30/11, market value $255,002,519 (repurchase proceeds $250,001,250)	250,000,000	250,000,000

See Accompanying Notes to Financial Statements.

2

BofA Treasury Reserves

February 28, 2011 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Deutsche Bank Securities, dated 01/04/11, due 04/04/11 at 0.200%, collateralized by U.S. Treasury obligations with various maturities to 05/15/16, market value $173,400,049 (repurchase proceeds $170,085,000)	170,000,000	170,000,000
Repurchase agreement with Deutsche Bank Securities, dated 01/21/11, due 04/21/11 at 0.180%, collateralized by a U.S. Treasury obligation maturing 11/30/11, market value $61,200,054 (repurchase proceeds $60,027,000)	60,000,000	60,000,000
Repurchase agreement with Deutsche Bank Securities, dated 02/28/11, due 03/01/11 at 0.170%, collateralized by a U.S. Treasury obligation maturing 10/15/13, market value $38,760,021 (repurchase proceeds $38,000,179)	38,000,000	38,000,000
Repurchase agreement with Deutsche Bank Securities, dated 02/28/11, due 03/01/11 at 0.180%, collateralized by a U.S. Treasury obligation maturing 02/15/41, market value $102,000,026 (repurchase proceeds $100,000,500)	100,000,000	100,000,000

	Par ($)	Value ($)
Repurchase agreement with Deutsche Bank Securities, dated 02/28/11, due 03/01/11 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 03/15/51, market value $306,000,001 (repurchase proceeds $300,001,583)	300,000,000	300,000,000
Repurchase agreement with Goldman Sachs & Co., dated 02/28/11, due 03/01/11 at 0.210%, collateralized by a U.S. Government Agency obligation maturing 06/22/12, market value $6,180,037 (repurchase proceeds $6,000,035)	6,000,000	6,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 02/28/11, due 03/01/11 at 0.170%, collateralized by U.S. Treasury obligations with various maturities to 02/15/18, market value $357,002,045 (repurchase proceeds $350,001,653)	350,000,000	350,000,000
Repurchase agreement with J.P. Morgan Securities, dated 02/28/11, due 03/01/11 at 0.160%, collateralized by a U.S. Treasury obligation maturing 02/28/13, market value $306,002,122 (repurchase proceeds $300,001,333)	300,000,000	300,000,000

See Accompanying Notes to Financial Statements.

3

BofA Treasury Reserves

February 28, 2011 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with J.P. Morgan Securities, dated 02/28/11, due 03/01/11 at 0.180%, collateralized by U.S. Government Agency obligations with various maturities to 02/20/41, market value $153,002,762 (repurchase proceeds $150,000,750)	150,000,000	150,000,000
Repurchase agreement with Mizuho Securities USA, Inc., dated 02/28/11, due 03/01/11 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 11/30/14, market value $51,000,015 (repurchase proceeds $50,000,250)	50,000,000	50,000,000
Repurchase agreement with Morgan Stanley, Inc., dated 02/28/11, due 03/01/11 at 0.160%, collateralized by U.S. Treasury obligations with various maturities to 02/15/41, market value $204,000,032 (repurchase proceeds $200,000,889)	200,000,000	200,000,000
Repurchase agreement with Morgan Stanley, Inc., dated 02/28/11, due 03/01/11 at 0.200%, collateralized by a U.S. Government Agency obligation maturing 06/22/12, market value $212,180,001 (repurchase proceeds $206,001,144)	206,000,000	206,000,000

	Par ($)	Value ($)
Repurchase agreement with RBC Capital Markets, dated 02/28/11, due 03/01/11 at 0.170%, collateralized by U.S. Treasury obligations with various maturities to 05/15/38, market value $408,000,077 (repurchase proceeds $400,001,889)	400,000,000	400,000,000
Repurchase agreement with RBS Securities, Inc., dated 02/28/11, due 03/01/11 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 01/31/17, market value $306,001,043 (repurchase proceeds $300,001,500)	300,000,000	300,000,000
Repurchase agreement with Salomon Smith Barney Citigroup, dated 02/28/11, due 03/01/11 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 11/15/28, market value $416,160,012 (repurchase proceeds $408,002,040)	408,000,000	408,000,000
Repurchase agreement with Societe Generale, dated 02/28/11, due 03/01/11 at 0.180%, collateralized by U.S. Treasury obligations with various maturities to 04/15/29, market value $357,000,074 (repurchase proceeds $350,001,750)	350,000,000	350,000,000

See Accompanying Notes to Financial Statements.

4

BofA Treasury Reserves

February 28, 2011 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Societe Generale, dated 02/28/11, due 03/01/11 at 0.190%, collateralized by U.S. Government Agency obligations with various maturities to 06/15/40, market value $341,700,000 (repurchase proceeds $335,001,768)	335,000,000	335,000,000
Repurchase agreement with UBS Securities LLC, dated 02/28/11, due 03/01/11 at 0.180%, collateralized by a U.S. Treasury obligation maturing 03/15/12, market value $241,876,760 (repurchase proceeds $237,135,186)	237,134,000	237,134,000
Repurchase agreement with UBS Securities LLC, dated 02/28/11, due 03/01/11 at 0.220%, collateralized by U.S. Government Agency obligations with various maturities to 12/28/12, market value $366,680,000 (repurchase proceeds $356,002,176)	356,000,000	356,000,000
Total Repurchase Agreements (cost of $5,724,666,000)		5,724,666,000
Total Investments – 99.9% (cost of $8,821,461,391) (b)		8,821,461,391
Other Assets & Liabilities, Net – 0.1%		11,936,498
Net Assets – 100.0%		8,833,397,889

Notes to Investment Portfolio:

(a)  The rate shown represents the annualized yield at the date of purchase.

(b)  Cost for federal income tax purposes is $8,821,461,391.

The following table summarizes the inputs used, as of February 28, 2010, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$3,096,795,391	$—	$3,096,795,391
Total Repurchase Agreements	—	5,724,666,000	—	5,724,666,000
Total Investments	$—	$8,821,461,391	$—	$8,821,461,391

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers between Levels 1 and 2 during the period.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2011, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	35.1
Repurchase Agreements	64.8
99.9
Other Assets & Liabilities, Net	0.1
100.0

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA Treasury Reserves
February 28, 2011 (Unaudited)

		($)
Assets	Repurchase agreements, at cost approximating value	5,724,666,000
	Investments, at amortized cost approximating value	3,096,795,391
	Total investments, at cost approximating value	8,821,461,391
	Cash	126
	Receivable for:
	Fund shares sold	9,742
	Interest	13,187,540
	Expense reimbursement due from investment advisor	25,141
	Trustees' deferred compensation plan	91,386
	Prepaid expenses	144,741
	Total Assets	8,834,920,067
Liabilities	Payable for:
	Fund shares repurchased	6,019
	Distributions	745
	Investment advisory fee	816,159
	Administration fee	262,846
	Pricing and bookkeeping fees	14,445
	Transfer agent fee	88,775
	Trustees' fees	162,655
	Custody fee	38,231
	Chief compliance officer expenses	2,626
	Trustees' deferred compensation plan	91,386
	Other liabilities	38,291
	Total Liabilities	1,522,178
	Net Assets	8,833,397,889
Net Assets Consist of	Paid-in capital	8,834,876,461
	Overdistributed net investment income	(109,295)
	Accumulated net realized loss	(1,369,277)
	Net Assets	8,833,397,889

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA Treasury Reserves
February 28, 2011 (Unaudited)

Capital Class Shares	Net assets	$3,610,644,919
	Shares outstanding	3,610,644,804
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$464,984,454
	Shares outstanding	464,984,589
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$138,272,199
	Shares outstanding	138,272,245
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$3,706,436,536
	Shares outstanding	3,706,437,787
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$10,216,449
	Shares outstanding	10,216,454
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$280,974,670
	Shares outstanding	280,974,556
	Net asset value per share	$1.00
Class A Shares	Net assets	$130,812,786
	Shares outstanding	130,812,832
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$491,055,876
	Shares outstanding	491,055,681
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA Treasury Reserves
For the Six Months Ended February 28, 2011 (Unaudited)

		($)
Investment Income	Interest	9,204,007
Expenses	Investment advisory fee	6,978,096
	Administration fee	4,582,064
	Distribution fee:
	Investor Class Shares	7,045
	Daily Class Shares	756,334
	Class A Shares	68,246
	Service fee:
	Liquidity Class Shares	204,167
	Adviser Class Shares	4,729,739
	Investor Class Shares	17,613
	Daily Class Shares	540,238
	Shareholder administration fee:
	Trust Class Shares	233,464
	Class A Shares	238,859
	Institutional Class Shares	122,792
	Transfer agent fee	98,854
	Pricing and bookkeeping fees	78,163
	Trustees' fees	36,647
	Custody fee	99,196
	Chief compliance officer expenses	9,947
	Other expenses	380,785
	Total Expenses	19,182,249
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(3,558,026)
	Expenses waived by distributor:
	Trust Class Shares	(206,942)
	Liquidity Class Shares	(113,445)
	Adviser Class Shares	(4,529,049)
	Investor Class Shares	(23,773)
	Daily Class Shares	(1,268,959)
	Class A Shares	(299,498)
	Institutional Class Shares	(88,369)
	Fees waived by shareholder service provider—Liquidity Class Shares	(81,667)
	Expense reductions	(4,404)
	Net Expenses	9,008,117
	Net Investment Income	195,890
	Net realized gain on investments	285,455
	Net Increase Resulting from Operations	481,345

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA Treasury Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2011 ($)	Year Ended August 31, 2010 ($)
Operations	Net investment income	195,890	206,592
	Net realized gain on investments	285,455	—
	Net increase resulting from operations	481,345	206,592
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(193,554)	(207,271)
	Institutional Class Shares	(2,049)	(449)
	Total distributions to shareholders	(195,603)	(207,720)
	Net Capital Stock Transactions	(1,047,002,611)	(5,620,093,956)
	Contribution from advisor (See Note 7)	3,865,298	—
	Total decrease in net assets	(1,042,851,571)	(5,620,095,084)
Net Assets	Beginning of period	9,876,249,460	15,496,344,544
	End of period	8,833,397,889	9,876,249,460
	Overdistributed net investment income at end of period	(109,295)	(109,582)

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA Treasury Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	5,991,127,102	5,991,127,102	23,833,271,125	23,833,271,125
Distributions reinvested	67,541	67,541	129,841	129,841
Redemptions	(6,167,133,491)	(6,167,133,491)	(25,744,620,625)	(25,744,620,625)
Net decrease	(175,938,848)	(175,938,848)	(1,911,219,659)	(1,911,219,659)
Trust Class Shares
Subscriptions	972,897,114	972,897,114	823,704,921	823,704,921
Redemptions	(977,436,009)	(977,436,009)	(1,211,736,484)	(1,211,736,484)
Net decrease	(4,538,895)	(4,538,895)	(388,031,563)	(388,031,563)
Liquidity Class Shares
Subscriptions	334,000,774	334,000,774	877,661,242	877,661,242
Redemptions	(371,851,433)	(371,851,433)	(1,114,708,183)	(1,114,708,183)
Net decrease	(37,850,659)	(37,850,659)	(237,046,941)	(237,046,941)
Adviser Class Shares
Subscriptions	6,235,180,807	6,235,180,807	12,011,381,270	12,011,381,270
Redemptions	(6,277,964,454)	(6,277,964,454)	(13,529,813,236)	(13,529,813,236)
Net decrease	(42,783,647)	(42,783,647)	(1,518,431,966)	(1,518,431,966)
Investor Class Shares
Subscriptions	7,035,569	7,035,569	156,227,697	156,227,697
Redemptions	(15,711,281)	(15,711,281)	(216,756,068)	(216,756,068)
Net decrease	(8,675,712)	(8,675,712)	(60,528,371)	(60,528,371)
Daily Class Shares
Subscriptions	156,118,830	156,118,830	756,948,912	756,948,912
Redemptions	(573,198,742)	(573,198,742)	(1,212,494,702)	(1,212,494,702)
Net decrease	(417,079,912)	(417,079,912)	(455,545,790)	(455,545,790)
Class A Shares
Subscriptions	88,728,230	88,728,230	297,854,920	297,854,920
Redemptions	(128,765,715)	(128,765,715)	(327,860,653)	(327,860,654)
Net decrease	(40,037,485)	(40,037,485)	(30,005,733)	(30,005,734)
Institutional Class Shares
Subscriptions	1,087,799,198	1,087,799,198	2,808,787,646	2,808,787,646
Distributions reinvested	1,201	1,201	312	312
Redemptions	(1,407,897,852)	(1,407,897,852)	(3,828,071,889)	(3,828,071,890)
Net decrease	(320,097,453)	(320,097,453)	(1,019,283,931)	(1,019,283,932)

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2011		2010 (a)(b)		2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	—	(l)	0.0022	0.0282	0.0503	0.0202		0.0345
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	—	(l)	(0.0022)	(0.0282)	(0.0503)	(0.0202)		(0.0345)
Increase from Contribution from Advisor	—	(e)	—		—	—	—	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.01	%(h)	0.00	%(i)	0.22%	2.85%	5.14%	2.04	%(h)	3.50%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.19	%(k)	0.16%		0.19%	0.20%	0.20%	0.20	%(k)	0.20%
Waiver/Reimbursement	0.07	%(k)	0.10%		0.06%	0.05%	0.06%	0.06	%(k)	0.06%
Net investment income (j)	0.01	%(j)(k)	—	%(i)	0.24%	2.80%	4.98%	4.83	%(k)	3.51%
Net assets, end of period (000s)	$3,610,645		$3,785,055		$5,696,275	$11,436,408	$7,331,951	$2,254,712		$2,283,858

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions. For the six months ended February 28, 2011, BofA Treasury Reserves received a capital contribution from the Advisor which had an impact of less than 0.01% on total return.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than $0.0001 per share.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	—	0.0015	0.0272	0.0493	0.0198		0.0335
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(0.0015)	(0.0272)	(0.0493)	(0.0198)		(0.0335)
Increase from Contribution from Advisor	—	(e)	—	—	—	—	—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%	0.15%	2.75%	5.04%	2.00	%(h)	3.40%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20	%(j)	0.17%	0.27%	0.30%	0.30%	0.30	%(j)	0.30%
Waiver/Reimbursement	0.16	%(j)	0.19%	0.08%	0.05%	0.06%	0.06	%(j)	0.06%
Net investment income (i)	—	%(j)(k)	—	0.13%	2.62%	4.92%	4.74	%(j)	3.35%
Net assets, end of period (000s)	$464,984		$469,327	$857,336	$964,875	$706,054	$753,036		$658,693

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions. For the six months ended February 28, 2011, BofA Treasury Reserves received a capital contribution from the Advisor which had an impact of less than 0.01% on total return.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2011		2010 (a)(b)	2009	2008		2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	—	0.0012	0.0267		0.0488	0.0196		0.0330
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(0.0012)	(0.0267)		(0.0488)	(0.0196)		(0.0330)
Increase from Contribution from Advisor	—	(e)	—	—	—		—	—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%	0.12%	2.70	%(i)	4.99%	1.98	%(h)	3.35%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.20	%(k)	0.17%	0.29%	0.35%		0.35%	0.35	%(k)	0.35%
Waiver/Reimbursement	0.31	%(k)	0.34%	0.21%	0.15%		0.16%	0.16	%(k)	0.16%
Net investment income (j)	—	%(k)(l)	—	0.17%	2.53	%(i)	4.86%	4.68	%(k)	3.31%
Net assets, end of period (000s)	$138,272		$176,051	$413,066	$995,952		$750,842	$463,198		$428,929

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions. For the six months ended February 28, 2011, BofA Treasury Reserves received a capital contribution from the Advisor which had an impact of less than 0.01% on total return.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	—	0.0011	0.0257	0.0478	0.0192		0.0320
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(0.0011)	(0.0257)	(0.0478)	(0.0192)		(0.0320)
Increase from Contribution from Advisor	—	(e)	—	—	—	—	—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%	0.11%	2.60%	4.88%	1.93	%(h)	3.24%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20	%(j)	0.17%	0.31%	0.45%	0.45%	0.45	%(j)	0.45%
Waiver/Reimbursement	0.31	%(j)	0.34%	0.19%	0.05%	0.06%	0.06	%(j)	0.06%
Net investment income (i)	—	%(j)(k)	—	0.13%	2.50%	4.77%	4.58	%(j)	3.30%
Net assets, end of period (000s)	$3,706,437		$3,747,604	$5,266,200	$10,424,598	$9,062,032	$7,525,633		$7,418,032

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions. For the six months ended February 28, 2011, BofA Treasury Reserves received a capital contribution from the Advisor which had an impact of less than 0.01% on total return.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(i)	—	0.0010	0.0247	0.0468	0.0188		0.0310
Less Distributions to Shareholders:
From net investment income	—	(i)	—	(0.0010)	(0.0247)	(0.0468)	(0.0188)		(0.0310)
Increase from Contribution from Advisor	—	(i)(j)	—	—	—	—	—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.00	%(f)	0.00%	0.10%	2.50%	4.78%	1.89	%(f)	3.14%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.20	%(h)	0.17%	0.32%	0.55%	0.55%	0.55	%(h)	0.55%
Waiver/Reimbursement	0.41	%(h)	0.44%	0.28%	0.05%	0.06%	0.06	%(h)	0.06%
Net investment income (g)	—		—	0.11%	2.42%	4.68%	4.49	%(h)	3.05%
Net assets, end of period (000s)	$10,216		$18,884	$79,399	$234,962	$219,797	$180,073		$230,999

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions. For the six months ended February 28, 2011, BofA Treasury Reserves received a capital contribution from the Advisor which had an impact of less than 0.01% on total return.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(j)  Rounds to less than $0.001 per share.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2011		2010 (a)(b)	2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	—	0.0007	0.0222	0.0443	0.0177		0.0285
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(0.0007)	(0.0222)	(0.0443)	(0.0177)		(0.0285)
Increase from Contribution from Advisor	—	(e)	—	—	—	—	—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%	0.07%	2.25%	4.52%	1.79	%(h)	2.88%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20	%(j)	0.17%	0.34%	0.79%	0.80%	0.80	%(j)	0.80%
Waiver/Reimbursement	0.66	%(j)	0.69%	0.51%	0.06%	0.06%	0.06	%(j)	0.06%
Net investment income (i)	—	%(j)(k)	—	0.06%	2.11%	4.42%	4.24	%(j)	3.06%
Net assets, end of period (000s)	$280,975		$697,764	$1,153,305	$1,159,298	$882,296	$648,576		$710,078

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions. For the six months ended February 28, 2011, BofA Treasury Reserves received a capital contribution from the Advisor which had an impact of less than 0.01% on total return.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Class A Shares	2011		2010 (a)(b)	2009	2008	2007 (c)	2006 (d)		2006 (e)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(f)(g)	—	0.0009	0.0237	0.0458	0.0184		0.0300
Less Distributions to Shareholders:
From net investment income	—	(f)	—	(0.0009)	(0.0237)	(0.0458)	(0.0184)		(0.0300)
Increase from Contribution from Advisor	—	(g)	—	—	—	—	—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (h)(i)	0.00	%(j)	0.00%	0.09%	2.40%	4.67%	1.85	%(j)	3.04%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.20	%(l)	0.17%	0.34%	0.65%	0.65%	0.65	%(l)	0.65%
Waiver/Reimbursement	0.51	%(l)	0.54%	0.36%	0.05%	0.06%	0.06	%(l)	0.06%
Net investment income (k)	—	%(l)(m)	—	0.12%	2.53%	4.57%	4.39	%(l)	3.05%
Net assets, end of period (000s)	$130,813		$170,781	$200,805	$377,207	$647,929	$593,733		$707,503

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(d)  The Fund changed its fiscal year end from March 31 to August 31.

(e)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(f)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(g)  Rounds to less than $0.001 per share.

(h)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions. For the six months ended February 28, 2011, BofA Treasury Reserves received a capital contribution from the Advisor which had an impact of less than 0.01% on total return.

(i)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(j)  Not annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

(m)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2011		2010 (a)(b)		2009	2008	2007	2006 (c)		2006
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	—	(l)	0.0019	0.0278	0.0499	0.0201		0.0341
Less Distributions to Shareholders:
From net investment income	—	(d)(e)	—	(l)	(0.0019)	(0.0278)	(0.0499)	(0.0201)		(0.0341)
Increase from Contribution from Advisor	—	(e)	—		—	—	—	—		—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)(i)	0.00	%(i)	0.19%	2.81%	5.10%	2.02	%(h)	3.46%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.20	%(k)	0.17%		0.22%	0.24%	0.24%	0.24	%(k)	0.24%
Waiver/Reimbursement	0.10	%(k)	0.13%		0.07%	0.05%	0.06%	0.06	%(k)	0.06%
Net investment income (j)	—	%(i)(k)	—	%(i)	0.21%	2.68%	4.96%	4.81	%(k)	3.51%
Net assets, end of period (000s)	$491,056		$810,783		$1,829,959	$2,894,773	$2,189,669	$1,313,381		$1,036,381

(a)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(b)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Historically, the Fund disclosed its per share amounts out to four decimal places. As of February 28, 2011, the Fund will disclose its per share amounts out to three decimal places.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions. For the six months ended February 28, 2011, BofA Treasury Reserves received a capital contribution from the Advisor which had an impact of less than 0.01% on total return.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

(l)  Rounds to less than $0.0001 per share.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – BofA Treasury Reserves
February 28, 2011 (Unaudited)

Note 1. Organization

BofA Treasury Reserves (the "Fund") a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, and Institutional Class shares. Each class of shares is offered continuously at net asset value. The Fund is closed to purchases by new investors and new accounts.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – prices determined using quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the "amendment"), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The

19

BofA Treasury Reserves February 28, 2011 (Unaudited)

amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. For the six month period ended February 28, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which became effective for interim and annual periods beginning after December 15, 2010.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC ("BofA"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. BofA is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown

20

BofA Treasury Reserves February 28, 2011 (Unaudited)

because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2010 was as follows:

Distributions paid from:
Ordinary Income*	$207,720

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2011	$7,012
2012	422,339
2013	711,196
2014	514,185
Total	$1,654,732

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2011. There is no guarantee that this expense limitation will continue after December 31, 2011.

For the six month period ended February 28, 2011, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the

21

BofA Treasury Reserves February 28, 2011 (Unaudited)

following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a Sub-Administration Agreement. BofA pays State Street a fee for all services received under this Agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services to the Fund. Under the Current State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Prior to May 1, 2010, the Trust had entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with BofA. Under the Services Agreement, BofA provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimbursed BofA for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by BofA in the performance of services under the Services Agreement. The Services Agreement was terminated upon the Closing, and the services that were provided thereunder are covered under an amended and restated administration agreement with BofA.

Transfer Agent Fee

Prior to May 1, 2010, Columbia Management Services, Inc. (the "Former Transfer Agent"), an affiliate of BofA Global Capital Management and an indirect, wholly owned subsidiary of BOA, provided shareholder services to the Fund and had contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Effective January 1, 2010, the Former Transfer Agent was entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Former Transfer Agent (exclusive of BFDS fees),calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Former Transfer Agent paid the fees of BFDS for services as sub-transfer agent and was not entitled to reimbursement for such fees from the Fund.

The Former Transfer Agent was also entitled to retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Former Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Former Transfer Agent maintained in connection with its services to the Fund. The Former Transfer Agent also received reimbursement for certain out-of-pocket expenses.

Effective May 1, 2010, Boston Financial Data Services, Inc. (the "Current Transfer Agent") acts as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Current Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month

22

BofA Treasury Reserves February 28, 2011 (Unaudited)

period ended February 28, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class and Class A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2011 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2011.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Class A, Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Class A shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year. Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations.

The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves,

23

BofA Treasury Reserves February 28, 2011 (Unaudited)

another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

On February 28, 2011, the Board of Trustees voted to terminate the deferred compensation plans, with a distribution of balances owed to be paid at a later date.

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2011, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2011.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 28, 2011, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the six month
2014	2013	2012	2011	recovery	period ended 2/28/11
$2,955,221	$7,398,397	$13,656,317	$14,300,715	$38,310,650	$—

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2011, these custody credits reduced total expenses by $4,404 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also

24

BofA Treasury Reserves February 28, 2011 (Unaudited)

accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six month period ended February 28, 2011, the Fund did not borrow under these arrangements.

Note 7. Capital Contribution

During the six month period ended February 28, 2011, BofA made a voluntary capital contribution to the Fund of $3,865,298.

Note 8. Shares of Beneficial Interest

As of February 28, 2011 the Fund has two shareholder that held 89.4% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion.

As of February 28, 2011, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

25

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees (the "Board") of BofA Funds Series Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with BofA Advisors, LLC ("BoAA") and the Trust, on behalf of BofA California Tax-Exempt Reserves, BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Reserves, BofA Government Plus Reserves, BofA Massachusetts Municipal Reserves, BofA Money Market Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves, BofA Tax-Exempt Reserves and BofA Treasury Reserves. The investment advisory agreement with BoAA is referred to as the "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at a meeting held on November 4, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of BoAA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). The Fee Consultant's role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms' length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant's report is available at www.bofacapital.com.

In preparation for the November meeting, the Board met in September for review and discussion of the materials described below. The Board also met in June to discuss each Fund's performance, including its overall portfolio management, with the Fund's investment team. In addition to these meetings, the Board receives performance and other reports at its quarterly meetings. During this period, the Board's Contracts Review Committee also met to assist the Board in preparation for the November meeting. BoAA's responses to a detailed series of requests submitted by the Fee Consultant and the Independent Trustees' independent legal counsel on behalf of the Trustees were also made available to the Board. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by BoAA under the Advisory Agreement. The most recent investment adviser registration form for BoAA was made available to the Board. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of BoAA.

In addition, the Board considered the investment and legal compliance programs of the Funds and BoAA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

The Board evaluated the ability of BoAA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of BoAA's compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the

26

nature, extent and quality of the investment advisory services provided to each of the Funds by BoAA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds to BoAA for investment advisory services (the "Contractual Management Rates"). In addition, the Board reviewed the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board also received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in each Fund's respective Peer Group (as defined below). The Board also noted that the Funds' distributor, BofA Distributors, Inc. (the "Distributor"), had voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary to maintain a minimum annualized net yield of 0.00% for all classes of the Funds. In addition, the Board noted that BoAA had voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses was fully utilized. The Board noted that these arrangements were voluntary and could be modified by the Distributor and/or BoAA at any time. The Board also considered the purchase of certain assets held by some of the Funds by an affiliate of BoAA and a capital support program that had been implemented to enhance certain Fund's "shadow" net asset values, which benefitted Fund shareholders. The Board noted that such efforts, as with the voluntary fee waivers and expense reimbursements undertaken by BoAA and the Distributor, were voluntary and may not be repeated at any future time.
The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, administration fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of funds determined by Lipper Inc. ("Lipper") to be most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, an independent expense and performance ranking service for money market funds. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund's one- and three-year performance compared to Actual Management Rates; and (ii) each Fund's one- and three-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Fund Performance. The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as to each Fund's benchmark index. The Board also considered information regarding how BoAA and its affiliates analyze and manage potential risks. The Board noted that the Funds' generally underperformed their peers in the more recent periods, but considered that BoAA's overall investment approach emphasizes liquidity and capital preservation.

27

Profitability. The Board received and considered a detailed profitability analysis of BoAA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and BoAA affiliates. The analysis included complex-wide and per-Fund information. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that BoAA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board also considered information from management regarding the impact of decreases in overall Fund assets on BoAA's ability to realize and share economies of scale. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by BoAA to its other clients, including separate accounts, institutional investors and clients for which BoAA serves as a sub-adviser. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other BoAA clients, based on information provided by BoAA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to BoAA. The Board received and considered information regarding any "fall-out" or ancillary benefits that could be received by BoAA and its affiliates as a result of their relationship with the Funds. Such benefits include, among others, benefits attributable to BoAA's relationship with the Funds (such as benefits realized by an affiliated broker) and benefits potentially derived from an increase in BoAA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by BoAA and its affiliates).

The Board concluded that any such benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from BoAA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receive from BoAA and its affiliates throughout the year. In this regard, the Board, including through its Committees, reviews reports of BoAA at each of the quarterly meetings, which include, among other things, Fund performance reports and presentations relating to such reports. In addition, the Board confers with the Funds' investment personnel at various times throughout the year.

Fund-Specific Considerations for Certain "Review" Funds. The Board reviewed the above-referenced information for each Fund. For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios, and/or performance information relative to a Fund's Peer Group and/or Universe.

BofA Treasury Reserves—The Board engaged in further review of BofA Treasury Reserves because its Actual Management Rate and total expenses were above the median range of its Peer Group and its performance over certain periods was below the median range of its Peer Group.

For each "Review" Fund, the Board noted other factors such as the Fund's expense cap and waiver arrangements and BoAA's emphasis on liquidity and capital preservation. The Board also noted the implementation of changes to BoAA's cash management platform throughout 2009-2010. Taking into account these matters and other factors considered, the Board concluded that each Fund's Actual Management Rate, total expenses and performance were acceptable.

28

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to BoAA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Treasury Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended February 28 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Beginning on May 1, 2010, the Columbia money market funds were renamed BofA funds and their distributor, Columbia Management Distributors, Inc. was renamed BofA Distributors, Inc.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

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BofA Treasury Reserves

Semiannual Report, February 28, 2011

© 2011 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-44/114504-0211 (04/11) 11-H425C0

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date:	April 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date:	April 18, 2011

By (Signature and Title)	/s/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date:	April 18, 2011